   As filed with the Securities and Exchange Commission on February 28, 2000
                        File Nos. 811-4138 and 2-94067

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                  Pre-Effective Amendment No. ____       [_]

                  Post-Effective Amendment No. 39        [X]
                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [_]

                  Amendment No. 40                       [X]


                          ALLMERICA INVESTMENT TRUST
                          --------------------------
                             (Name of Registrant)

                              440 Lincoln Street
                        WORCESTER, MASSACHUSETTS 01653
                   (Address of Principal Executive Offices)

              Registrant's Telephone Number, including Area Code:
                                (508) 855-1000

                 (Names and Addresses of Agents for Service:)

                George M. Boyd, Esq.             Gregory D. Sheehan, Esq.
                Allmerica Financial              Ropes & Gray
                440 Lincoln Street               One International Place
                Worcester, MA  01653             Boston, Massachusetts  02110


Approximate Date of Proposed Public Offering: as soon after filing as
---------------------------------------------------------------------

practicable
-----------

It is proposed that this filing will become effective:

____ immediately upon filing pursuant to paragraph (b)

____ on (date) pursuant to paragraph (b)

____ 60 days after filing pursuant to paragraph (a)(1)

  X  on May 1, 2000 pursuant to paragraph (a)(1)
----

____ 75 days after filing pursuant to paragraph (a)(2)

____ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:


____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Allmerica Investment Trust
--------------------------                                           Prospectus

                                                                     May 1, 2000

This Prospectus describes the following investment Funds of the Trust which serve as the underlying investments for insurance related accounts.

                          Select Emerging Markets Fund
                          Select Aggressive Growth Fund
                        Select Capital Appreciation Fund
                          Select Value Opportunity Fund
                        Select International Equity Fund
                               Select Growth Fund
                          Select Strategic Growth Fund
                          Select Growth and Income Fund


                       Select Investment Grade Income Fund
                                Money Market Fund

This Prospectus explains what you should know about each of the Funds. Please read it carefully before you invest.

A particular Fund may not be available under the variable annuity or variable life insurance policy which you have chosen. The Prospectus of the specific insurance product you have chosen will indicate which Funds are available and should be read in conjunction with this Prospectus. Inclusion in this Prospectus of a Fund which is not available under your policy is not to be considered a solicitation.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined that this Prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

                                                           Allmerica
                                                           Investment
                                                             Trust

                                                      440 Lincoln Street
                                               Worcester, Massachusetts 01653
                                                         1-800-828-0540

                               Table of Contents
                               -----------------

FUND SUMMARIES.............................................................   3

        Objectives, Strategies and Risks...................................   4

              Select Emerging Markets Fund.................................   4

              Select Aggressive Growth Fund................................   5

              Select Capital Appreciation Fund.............................   6

              Select Value Opportunity Fund................................   7

              Select International Equity Fund.............................   8

              Select Growth Fund...........................................   9

              Select Strategic Growth Fund.................................  10

              Select Growth and Income Fund................................  11

              Select Investment Grade Income Fund..........................  12

              Money Market Fund............................................  13

EXPENSE SUMMARY............................................................  14

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS..................................  16

OTHER INVESTMENT STRATEGIES................................................  18

MANAGEMENT OF THE FUNDS....................................................  20

PRICING OF FUND SHARES.....................................................  28

PURCHASE AND REDEMPTION OF SHARES..........................................  28

DISTRIBUTIONS AND TAXES....................................................  29



FINANCIAL HIGHLIGHTS.......................................................  30

APPENDIX...................................................................  34


                                     LEGEND
                                     ------

Performance                         [GRAPHIC APPEARS HERE]

Investment Objectives               [GRAPHIC APPEARS HERE]

Financial Information               [GRAPHIC APPEARS HERE]

Management of Fund                  [GRAPHIC APPEARS HERE]

Risk                                [GRAPHIC APPEARS HERE]

Investment Strategies               [GRAPHIC APPEARS HERE]



-----------------------------
Allmerica Investment Trust

                                 Fund Summaries
                                 --------------

Allmerica Investment Trust provides a broad range of investment options through 10 separate investment portfolios, or Funds. Shares of the Funds are sold exclusively to variable annuity and variable life insurance Separate Accounts and qualified pension and retirement plans.

The investment manager of the Trust is Allmerica Financial Investment Management Services, Inc. The Manager is responsible for managing the Trust's daily business and has general responsibility for the management of the investments of the Funds. The Manager, at its expense, has contracted with investment Sub-Advisers to manage the investments of the Funds. Each Sub-Adviser has been selected on the basis of various factors including management experience, investment techniques and staffing. See "Management of the Funds" for more information about the Manager and the Sub-Advisers.

The following summaries describe each Fund's investment objective and principal investment strategies, identify the principal investment risks of investing in the Fund and provide performance charts for the Fund. Note that any percentage limitations listed under a Fund's principal investment strategies apply at the time of investment. The principal risks are discussed in more detail under "Description of Principal Investment Risks". The bar charts show how the investment returns of the shares of a Fund have varied in the past ten years (or for the life of the Fund if less than 10 years). The table following each bar chart shows how the Fund's average annual return for the last one, five and ten years (or for the life of the Fund, if shorter) compares to those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. The bar charts and tables give some indication of the risks of investing in each Fund by showing changes in the Fund's performance. The bar charts and tables do not reflect expenses associated with the variable insurance product that you are purchasing. If those expenses had been reflected, the performance shown would have been lower.


----------------------------
Allmerica Investment Trust

Objectives, Strategies and Risks


                          Select Emerging Markets Fund
                          ----------------------------

[GRAPHIC APPEARS HERE]    Sub-Adviser: Schroder Investment Management North
                          America Inc.

[GRAPHIC APPEARS HERE]    Investment Objective: The Fund seeks long-term growth
                          of capital by investing in the world's emerging markets.

[GRAPHIC APPEARS HERE]    Principal Investment Strategies: While its investments
                          are not limited to any specific region of the world, the Fund normally invests at least 65% of its assets in companies located or primarily operating in countries with emerging markets. The Fund usually has investments in at least five developing countries.
                          Before the Fund invests in a country, the Sub-Adviser considers various factors such as that country's political stability and economic prospects. In selecting securities for the Fund, the Sub-Adviser focuses on the long-term growth potential of the securities.

                          The Fund invests primarily in equities, including common stock, preferred stock, securities convertible into common stock, rights and warrants and similar securities. The Fund also may invest up to 35% of its assets in debt securities of issuers in emerging markets, equity and debt securities of issuers in developed countries, cash and cash equivalents. The Fund may invest in lower rated bonds, commonly known as "junk bonds", as further discussed in the "Description of Principal Investment Risks."

[GRAPHIC APPEARS HERE]    Principal Risks:

                          . Company Risk

                          . Credit Risk

                          . Currency Risk

                          . Derivatives Risk

                          . Emerging Markets Risk

                          . Foreign Investment Risk

                          . Investment Management Risk

                          . Liquidity Risk

                          . Market Risk

 See "Description of Principal Investment Risks."

 The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

            Calendar Year Annual Total Returns [GRAPHIC APPEARS HERE]

                            [BAR CHART APPEARS HERE]

                                     65.72%
                                     ------
                                      1999

During 1998 and the period shown above the highest quarterly return was 29.52% for the quarter ended 12/31/99 and the lowest was (21.23)% for the quarter ended 9/30/98.


Performance Table

Average Annual Total Returns
(for the periods ending                       Past           Since Inception
December 31, 1999)                          One Year       (February 20, 1998)
------------------                          --------       -------------------

  Fund Shares                                 65.72%             15.22%
  -----------                                -------             ------

  MSCI Emerging Markets Free Index*           66.41%             11.50%
  ---------------------------------          -------             ------

* The MSCI Emerging Markets Free Index is an unmanaged index of 26 emerging markets.

                                                    ----------------------------
                                                      Allmerica Investment Trust
4

Objectives, Strategies and Risks


                          Select Aggressive Growth Fund
                          -----------------------------

[GRAPHIC APPEARS HERE]    Sub-Adviser: Nicholas-Applegate Capital Management,
                          L.P.

[GRAPHIC APPEARS HERE]    Investment Objective: The Fund seeks above-average
                          capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

[GRAPHIC APPEARS HERE]    Principal Investment Strategies: To pursue this goal,
                          the Fund looks predominantly for stocks of small and mid-size companies that show potential for rapid growth. The Fund typically invests in companies that, because of positive developments affecting the company, offer the possibility of accelerating earnings. The Sub-Adviser uses systematic, fundamental research in selecting investments for the Fund.

                          Under normal circumstances, the Fund invests at least 65% of its assets in common stocks, securities convertible into common stocks and warrants. The Fund also may invest in debt securities and preferred stocks and up to 25% of its assets in foreign securities (not including its investments in American Depositary Receipts or "ADRs").

[GRAPHIC APPEARS HERE]    Principal Risks:

                          . Company Risk

                          . Derivatives Risk

                          . Investment Management Risk

                          . Liquidity Risk

                          . Market Risk

 See "Description of Principal Investment Risks."

 The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

           Calendar Year Annual Total Returns [GRAPHIC APPEARS HERE]

                            [BAR CHART APPEARS HERE]

19.51%        -2.31%      32.28%       18.55%     18.71%       10.56%    38.66%
------        ------      ------       ------     ------       ------    ------
1993          1994        1995         1996       1997         1998      1999


During the period shown above the highest quarterly return was 25.64% for the quarter ended 12/31/99 and the lowest was (22.81)% for the quarter ended 9/30/98.

Performance Table

Average Annual Total Returns
(for the periods ending                Past        Past        Since Inception
December 31, 1999)                   One Year    Five Years   (August 21, 1992)
------------------                   --------    ----------   -----------------

  Fund Shares                         38.66%       23.32%            20.71%
  -----------                         ------       ------            ------

  Russell 2500 Index*                 24.15%       19.43%            17.37%
  -------------------                 ------       ------            ------

* The Russell 2500 Index is an unmanaged composite of 2,500 small-to-mid capitalization stocks.

----------------------------
Allmerica Investment Trust

Objectives, Strategies and Risks


                        Select Capital Appreciation Fund
                        --------------------------------

[GRAPHIC APPEARS HERE]    Sub-Adviser: T. Rowe Price Associates, Inc.

[GRAPHIC APPEARS HERE]    Investment Objective: The Fund seeks long-term growth
                          of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective.

[GRAPHIC APPEARS HERE]    Principal Investment Strategies: The Fund's
                          Sub-Adviser looks for companies with proven business ideas and earnings growth rates in excess of market averages. The Fund normally invests at least 50% of its equity assets in securities of companies with market capitalizations that fall within the range of companies in the S&P Mid Cap 400 Index (as of December
                          31, 1999, $185 million to $37 billion market capitalization). The Fund may also invest in larger firms and firms with a market capitalization below
                          $185 million.

                          While the Fund invests primarily in common stocks, it also may invest in preferred stocks, warrants, government securities, corporate bonds and other debt securities. Up to 25% of its assets may be invested in "junk bonds". The Fund may invest without limitation in foreign securities.

[GRAPHIC APPEARS HERE]    Principal Risks:

                          . Company Risk

                          . Credit Risk

                          . Currency Risk

                          . Derivatives Risk

                          . Foreign Investment Risk

                          . Investment Management Risk

                          . Liquidity Risk

                          . Market Risk

See "Description of Principal Investment Risks."

The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

            Calendar Year Annual Total Returns [GRAPHIC APPEARS HERE]

                            [BAR CHART APPEARS HERE]

         8.80%              14.28%             13.88%          25.36%
         -----              ------             ------          ------
         1996               1997               1998            1999

During the period shown above the highest quarterly return was 27.90% for the quarter ended 12/31/98 and the lowest was (18.54)% for the quarter ended 9/30/98.

T. Rowe Price Associates, Inc. became Sub-Adviser of the Fund on April 1, 1998. Performance before that date is based on the performance of the Fund's previous Sub-Adviser.

Performance Table

Average Annual Total Returns
(for the periods ending                     Past               Since Inception
December 31, 1999)                        One Year             (April 28, 1995)
------------------                        --------             ----------------

  Fund Shares                              25.36%                    21.42%
  -----------                              ------                    ------

  Russell 2500 Index*                      24.15%                    18.67%
  -------------------                      ------                    ------

* The Russell 2500 Index is a unmanaged composite of 2,500 small-to-mid capitalization stocks.

                                                    ----------------------------
                                                      Allmerica Investment Trust
6

Objectives, Strategies and Risks


                          Select Value Opportunity Fund
                          -----------------------------

[GRAPHIC APPEARS HERE]    Sub-Adviser: Cramer Rosenthal McGlynn, LLC

[GRAPHIC APPEARS HERE]    Investment Objective: The Fund seeks long-term growth
                          of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.

[GRAPHIC APPEARS HERE]    Principal Investment Strategies: The Fund's
                          Sub-Adviser attempts to find stocks that are attractively valued relative to their future prospects and the market as a whole. The most promising opportunities can be found in companies that are temporarily out of favor or when most analysts are confused about changes taking place at a company. In these situations, the company's stock is often undervalued.

                          The Fund invests primarily in companies with market capitalization between $200 million and $5 billion. The Fund normally invests at least 80% of the portfolio in common stocks and may invest in other equity securities and up to 25% of its assets in foreign securities (not including its investments in ADRs).

[GRAPHIC APPEARS HERE]    Principal Risks:

                          . Company Risk

                          . Currency Risk

                          . Derivatives Risk

                          . Foreign Investment Risk

                          . Investment Management Risk

                          . Liquidity Risk

                          . Market Risk

See "Description of Principal Investment Risks."

The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

            Calendar Year Annual Total Returns [GRAPHIC APPEARS HERE]

                            [BAR CHART APPEARS HERE]

    -6.51%      17.60%      28.53%      24.85%        4.87%        -4.70%
    ------      ------      ------      ------        -----        ------
    1994        1995        1996        1997          1998         1999


During the period shown above the highest quarterly return was 15.52% for the quarter ended 3/31/99 and the lowest was (16.86)% for the quarter ended 6/30/99.


Cramer Rosenthal McGlynn, LLC became Sub-Adviser of the Fund on January 1, 1997. Performance before that date is based on the performance of the Fund's previous Sub-Adviser.

Performance Table

Average Annual Total Returns
(for the periods ending           Past            Past         Since Inception
December 31, 1999)              One Year        Five Years     (April 30, 1993)
------------------              --------        ----------     ----------------

  Fund Shares                    -4.70%           13.52%            11.57%
  -----------                    ------           ------            ------

  Russell 2500 Index*            24.15%           19.43%            16.41%
  -------------------            ------           ------            ------

* The Russell 2500 Index is an unmanaged composite of 2,500 small-to-mid capitalization stocks.

----------------------------
Allmerica Investment Trust

Objectives, Strategies and Risks


                          Select International Equity Fund
                          --------------------------------

[GRAPHIC APPEARS HERE]    Sub-Adviser: Bank of Ireland Asset Management (U.S.)
                          Limited

[GRAPHIC APPEARS HERE]    Investment Objective: The Fund seeks maximum long-term
                          total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies.

[GRAPHIC APPEARS HERE]    Principal Investment Strategies: Under normal market
                          conditions, at least 65% of the Fund's assets will be invested in the securities of medium and large-size companies located in at least five foreign countries, not including the United States. To achieve its objective, the Fund focuses on equity securities which the Sub-Adviser believes are undervalued in relation to the company's prospects for future earnings growth.
                          The Fund may also buy fixed-income debt securities, primarily for defensive purposes.

[GRAPHIC APPEARS HERE]    Principal Risks:

                          . Company Risk

                          . Currency Risk

                          . Derivatives Risk

                          . Foreign Investment Risk

                          . Investment Management Risk

                          . Market Risk

See "Description of Principal Investment Risks."

The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

            Calendar Year Annual Total Returns [GRAPHIC APPEARS HERE]

                            [BAR CHART APPEARS HERE]

           19.63%       21.94%       4.65%      16.48%        31.71%
           ------       ------       -----      ------        ------
           1995         1996         1997       1998          1999


During the period shown above the highest quarterly return was 20.89% for the quarter ended 12/31/99 and the lowest was (17.69)% for the quarter ended 09/30/98.

Performance Table

Average Annual Total Returns
(for the periods ending             Past           Past        Since Inception
December 31, 1999)                  One Year       Five Years    (May 2, 1994)
------------------                  --------       ----------    -------------

  Fund Shares                       31.71%         18.54%        15.47%
  -----------                       ------         ------        ------

  Morgan Stanley Capital Intl.
  EAFE Index*                       27.31%         13.15%        11.54%
  -----------                       ------         ------        ------

* The Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index, reflecting reinvestment of gross dividends, is an unmanaged capitalization weighted index of foreign developed country common stocks.

                                                   -----------------------------
                                                     Allmerica Investment Trust
8

Objectives, Strategies and Risks


                               Select Growth Fund
                               ------------------

[GRAPHIC APPEARS HERE]    Sub-Adviser: Putnam Investment Management, Inc.

[GRAPHIC APPEARS HERE]    Investment Objective: The Fund seeks to achieve long-
                          term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.

[GRAPHIC APPEARS HERE]    Principal Investment Strategies: To attain its
                          objective, the Fund looks for companies that appear to have favorable long-term growth characteristics. The
                          Fund typically invests in stocks of large capitalization companies, such as those included in the S&P 500 Index, although it can also make investments in smaller growth companies.

                          At least 65% of the Fund's assets normally will consist of common stocks that the Sub-Adviser believes have growth potential. The Fund also may purchase convertible bonds and preferred stocks and warrants. The Fund normally invests substantially all of its investments in equity securities, although it may invest up to 35% in debt securities including up to 15% in "junk bonds". The Fund may invest up to 25% of its assets in foreign securities (not including its investments in ADRs).

[GRAPHIC APPEARS HERE]    Principal Risks:

                          . Company Risk

                          . Credit Risk

                          . Derivatives Risk

                          . Investment Management Risk

                          . Market Risk

See "Description of Principal Investment Risks."

The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

            Calendar Year Annual Total Returns [GRAPHIC APPEARS HERE]

                            [BAR CHART APPEARS HERE]


    0.84%      -1.49%     24.59%     22.02%     34.06%     35.44%     29.80%
    -----      ------     ------     ------     ------     ------     ------
    1993       1994       1995       1996       1997       1998       1999


During the period shown above the highest quarterly return was 25.02% for the quarter ended 12/31/98 and the lowest was (11.84)% for the quarter ended 09/30/98.

Putnam Investment Management, Inc. became Sub-Adviser of the Fund on July 1, 1996. Performance before that date is based on the performance of the Fund's previous Sub-Adviser.

Performance Table

Average Annual Total Returns
(for the periods ending             Past          Past          Since Inception
December 31, 1999)               One Year     Five Years      (August 21, 1992)
------------------               --------     ----------      -----------------

  Fund Shares                     29.80%         29.06%            20.57%
  -----------                     ------         ------            ------

  S&P 500 Index*                  21.03%         28.55%            21.46%
  --------------                  ------         ------            ------

* The S&P 500 Index(R), reflecting reinvestment of dividends, is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of Standard & Poor's Corporation.


--------------------------
Allmerica Investment Trust                                            9

Objectives, Strategies and Risks

                          Select Strategic Growth Fund
                        --------------------------------

[GRAPHIC APPEARS HERE]    Sub-Adviser: TCW Investment Management Company

[GRAPHIC APPEARS HERE]    Investment Objective: The Fund seeks long-term capital
                          appreciation.

[GRAPHIC APPEARS HERE]    Principal Investment Strategies: To pursue its
                          investment objective, the Fund invests (except when maintaining a temporary defensive position) at least
                          65% of the value of its total assets in equity securities issued by companies with market capitalization, at the time of acquisition, within the capitalization range of the companies comprising the Standard & Poor's Small Cap 600 Index.

                          In managing the Fund's investments, the Sub-Adviser pursues a small cap growth investment philosophy. The Sub-Adviser uses fundamental company-by-company analysis in conjunction with technical and quantitative market analysis to screen potential investments and to continuously monitor securities in the Fund's portfolio.

                          The Fund focuses on small, fast-growing companies that offer cutting-edge products, services or technologies. Because these companies are often in their early stages of development, their stocks tend to fluctuate more than most other securities. The Fund may invest up to 25% of its assets in foreign securities (not including its investments in ADRs).

[GRAPHIC APPEARS HERE]    Principal Risks:

                          . Company Risk

                          . Currency Risk

                          . Derivatives Risk

                          . Foreign Investment Risk

                          . Investment Management Risk

                          . Liquidity Risk

                          . Market Risk

See "Description of Principal Investment Risks."

The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

            Calendar Year Annual Total Returns [GRAPHIC APPEARS HERE]

                            [BAR CHART APPEARS HERE]


                                     16.06%
                                     ------
                                      1999


During 1998 and the period shown above the highest quarterly return was 16.94% for the quarter ended 12/31/98 and the lowest was (16.77)% for the quarter ended 9/30/98.

TCW Investment Management Company became Sub-Adviser of the Fund on April 1, 2000. Performance before that date is based on the performance of the Fund's previous Sub-Adviser.

Performance Table

Average Annual Total Returns
(for the periods ending               Past                   Since Inception
December 31, 1999)                 One Year                (February 20, 1998)
------------------                 --------                -------------------

  Fund Shares                       16.06%                      6.89%
  -----------                       ------                      -----

  S&P 500 Index*                    21.03%                     21.80%
  --------------                    ------                     ------

* The S&P 500 Index(R), reflecting reinvestment of dividends, is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of Standard & Poor's Corporation.


                                                      --------------------------
10                                                    Allmerica Investment Trust

Objectives, Strategies and Risks


                          Select Growth and Income Fund
                          -----------------------------

[GRAPHIC APPEARS HERE]    Sub-Adviser: J.P. Morgan Investment Management Inc.

[GRAPHIC APPEARS HERE]    Investment Objective: The Fund seeks a combination of
                          long-term growth of capital and current income. The
                          Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.

[GRAPHIC APPEARS HERE]    Principal Investment Strategies: The Fund invests in a
                          broadly diversified portfolio of equity securities, primarily the common stock of companies included in the S&P 500 Index. The Fund's industry diversification and other risk characteristics will be similar to those of the index. The Fund may invest in a wide range of equity securities, consisting of common stocks, preferred stocks, securities convertible into common and preferred stocks and warrants. The Fund may purchase individual stocks not presently paying dividends if the Sub-Adviser believes the overall portfolio is positioned to achieve its income objective.

                          The Fund may invest up to 35% of its assets in fixed-income securities, including up to 15% in "junk bonds". However, the Fund's normal strategy is to be nearly fully invested in equity securities. The Fund may also invest up to 25% of its assets in foreign securities (not including its investments in ADRs).

[GRAPHIC APPEARS HERE]    Principal Risks:

                          . Company Risk

                          . Derivatives Risk

                          . Investment Management Risk

                          . Market Risk

See "Description of Principal Investment Risks."

The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

            Calendar Year Annual Total Returns[GRAPHIC APPEARS HERE]

                            [BAR CHART APPEARS HERE]


   10.37%      0.73%     30.32%     21.26%    22.51%     16.43%       18.43%
   ------      -----     ------     ------    ------     ------       ------
   1993        1994      1995       1996      1997       1998         1999


During the period shown above the highest quarterly return was 19.41% for the quarter ended 12/31/98 and the lowest was (12.66)% for the quarter ended 9/30/98.

J.P. Morgan Investment Management Inc. became Sub-Adviser of the Fund on
April 1, 1999. Performance before that date is based on the performance of the Fund's previous Sub-Advisers.

Performance Table

Average Annual Total Returns
(for the periods ending             Past           Past      Since Inception
December 31, 1999)               One Year     Five Years     (August 21, 1992)
------------------               --------     ----------     -----------------

  Fund Shares                      18.43%         21.69%         15.92%
  -----------                      ------         ------         ------

  S&P 500 Index*                   21.03%         28.55%         21.46%
  --------------                   ------         ------         ------

* The S&P 500 Index(R), reflecting reinvestment of dividends, is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of Standard & Poor's Corporation.


--------------------------
Allmerica Investment Trust                                                    11

Objectives, Strategies and Risks


                       Select Investment Grade Income Fund
                       -----------------------------------
                   (formerly the Investment Grade Income Fund)

[GRAPHIC APPEARS HERE]    Sub-Adviser: Allmerica Asset Management, Inc.

[GRAPHIC APPEARS HERE]    Investment Objective: The Fund seeks as high a level
                          of total return, which includes capital appreciation as well as income, as is consistent with prudent investment management.

[GRAPHIC APPEARS HERE]    Principal Investment Strategies: To achieve its goal,
                          the Fund invests in investment grade debt securities and money market instruments such as bonds and other corporate debt obligations; obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or money market instruments, including commercial paper, bankers acceptances and negotiable certificates of deposit. The Fund also may invest in mortgage-backed and asset-backed securities.
                          The Fund may invest up to 25% of its assets in foreign securities (not including its investments in ADRs) and up to 25% of its assets in debt obligations of supranational entities.

                          Investment grade securities are rated in the four highest grades by Moody's Investors Services or Standard & Poor's Rating Services or unrated but determined by the Sub-Adviser to be of comparable quality. For more information about rating categories, see the Appendix to the Statement of Additional Information ("SAI"). The Fund may invest in securities with relatively long maturities as well as securities with shorter maturities.

                          The Sub-Adviser actively manages the portfolio with a view to producing a high level of total return for the Fund while avoiding undue risks to capital. The Sub-Adviser attempts to anticipate events leading to price or ratings changes through using in-depth fundamental credit research.

[GRAPHIC APPEARS HERE]    Principal Risks:

                          . Company Risk

                          . Interest Rate Risk

                          . Investment Management Risk

                          . Liquidity Risk

                          . Market Risk

                          . Prepayment Risk

See "Description of Principal Investment Risks."

The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

            Calendar Year Annual Total Returns [GRAPHIC APPEARS HERE]

                            [BAR CHART APPEARS HERE]


                        1990       ....................  8.02%
                        1991       .................... 16.75%
                        1992       ....................  8.33%
                        1993       .................... 10.80%
                        1994       .................... -2.96%
                        1995       .................... 17.84%
                        1996       ....................  3.56%
                        1997       ....................  9.45%
                        1998       ....................  7.97%
                        1999       .................... -0.97%

During the period shown above the highest quarterly return was 6.02% for the quarter ended 6/30/95 and the lowest was (2.61)% for the quarter ended 3/31/94.

Performance Table
Average Annual Total Returns
(for the periods ending                Past         Past             Past
December 31, 1999)                     One Year     Five Years       Ten Years
------------------                     --------     ----------       ---------

Fund Shares                            -0.97%          7.38%            7.69%
-----------                            ------          -----            -----

Lehman Brothers
Aggregate Bond Index*                  -0.83%          7.73%            7.69%
---------------------                  ------          -----            -----

* The Lehman Brothers Aggregate Bond Index(R) is an unmanaged index of fixed rate debt issues with an investment grade or higher rating at least one year to maturity and an outstanding par value of at least $25 million.


                                                  -----------------------------
12                                                Allmerica Investment Trust

Objectives, Strategies and Risks


                                Money Market Fund
                                -----------------

[GRAPHIC APPEARS HERE]    Sub-Adviser: Allmerica Asset Management, Inc.

[GRAPHIC APPEARS HERE]    Investment Objective: The Fund seeks to obtain maximum
                          current income consistent with preservation of capital and liquidity.

[GRAPHIC APPEARS HERE]    Principal Investment Strategies: The Fund seeks to
                          achieve its objective by investing in high quality money market instruments such as obligations issued or guaranteed by the United States Government, its agencies, or instrumentalities; commercial paper;
                          obligations of banks or savings and loan associations including bankers acceptances and certificates of deposit; repurchase agreements and cash and cash equivalents. The Fund may invest up to 25% of its assets in U.S. dollar denominated foreign debt securities and short-term instruments (not including investments in ADR's).

                          Any security purchased for the Fund must receive the highest or second highest quality rating by at least two recognized rating agencies or by one if only one has rated the security. If the security is unrated the security must be seen by the Sub-Adviser as having comparable quality. Portfolio securities will have a remaining maturity of 397 days or less and the portfolio is managed to maintain a dollar-weighted maturity of 90 days or less.

                          The Fund attempts to maintain a constant net asset value of $1.00 per share but it may not be able to do so due to adverse market conditions or other factors and it is possible for investors to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[GRAPHIC APPEARS HERE]    Principal Risks:

                          . Credit Risk

                          . Interest Rate Risk

                          . Investment Management Risk

                          . Market Risk

See "Description of Principal Investment Risks."

The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

            Calendar Year Annual Total Returns[GRAPHIC APPEARS HERE]

                            [BAR CHART APPEARS HERE]



  8.17%  6.22%   3.78%    3.00%   3.93%    5.84%   5.36%   5.47%   5.51%   5.19%
  -----  -----   -----    -----   -----    -----   -----   -----   -----   -----
  1990   1991    1992     1993    1994     1995    1996    1997    1998    1999



During the period shown above the highest quarterly return was 2.01% for the quarter ended 06/30/90 and the lowest was 0.73% for the quarter ended 6/30/93.


Performance Table

Average Annual Total Returns
(for the periods ending           Past             Past                Past
December 31, 1999)             One Year       Five Years          Ten Years
------------------             --------       ----------          ---------

  Fund Shares                     5.19%           5.47%               5.23%
  -----------                     -----           -----               -----

  IBC/Donoghue First Tier
  Money Market Index*             4.57%           4.97%               4.79%
  -------------------             -----           -----               -----

* IBC/Donoghue is an independent firm that tracks regulated money market funds on a yield, shareholder, assets size and portfolio allocation basis.

The Fund's 7-day yield ending December 31, 1999 was 5.57%.


-----------------------------
Allmerica Investment Trust                                           13

                                 Expense Summary
                                 ---------------

Expenses are one of several factors to consider when investing in a Fund. Expenses shown are based on expenses incurred in respect of shares of the Funds for the 1999 fiscal year. The Examples show the cumulative expenses attributable to a hypothetical $10,000 investment in each Fund over specified periods.

Fees and Expenses of the Funds
This table describes the fees and expenses that you may pay if you invest in the Funds. Please note that the expenses listed below do not include the expenses of the applicable variable insurance product that you are purchasing. You should refer to the variable insurance product prospectus for more information relating to the fees and expenses of that product, which are in addition to the expenses of the Funds.

                                                                      Annual Fund Operating Expenses
                                                Shareholder        (expenses deducted from Fund assets)      Total Annual
                                                   Fees                                                         Fund
                                           (fees paid directly    Management    Distribution     Other        Operating
                                           from your investment)     Fees       (12b-1) Fees    Expenses       Expenses
                                           ---------------------     ----       ------------    --------       --------
  Select Emerging Markets Fund                     None              1.35%           None         0.57%       1.92%(1),(2)
  Select Aggressive Growth Fund                    None              0.81%*          None         0.06%       0.87%(1),(2)*
  Select Capital Appreciation Fund                 None              0.90%*          None         0.07%       0.97%(1),(2)*
  Select Value Opportunity Fund                    None              0.90%(1)        None         0.07%       0.97%(1),(2)
  Select International Equity Fund                 None              0.89%           None         0.13%       1.02%(1),(2)
  Select Growth Fund                               None              0.78%           None         0.05%       0.83%(1),(2)
  Select Strategic Growth Fund                     None              0.85%           None         0.35%       1.20%(1),(2)
  Select Growth and Income Fund                    None              0.67%           None         0.07%       0.74%(1),(2)
  Select Investment Grade Income Fund              None              0.43%           None         0.07%       0.50%(1)
  Money Market Fund                                None              0.24%           None         0.05%       0.29%(1)



* Effective September 1, 1999, the management fee rates for the Select Aggressive Growth Fund and Select Capital Appreciation Fund were revised. The Management Fee and Total Annual Fund Operating Expense ratios shown in the table above have been adjusted to assume that the revised rates took effect on January 1, 1999.

(1) Through December 31, 2000, Allmerica Financial Investment Management Services, Inc. (the "Manager") has declared a voluntary expense limitation of 1.35% of average net assets for the Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for the Select Value Opportunity Fund, 1.50% for the Select International Equity Fund, 1.20% for the Select Growth Fund and Select Strategic Growth Fund, 1.10% for the Select Growth and Income Fund, 1.00% for the Select Investment Grade Income Fund, and 0.60% for the Money Market Fund. The total operating expenses of these Funds of the Trust were less than their respective expense limitations throughout 1999 except the Select Strategic Growth Fund received a reimbursement of $813.00 in 1999 under its expense limitation.

                                                     ---------------------------
14                                                   Allmerica Investment Trust

     In addition through December 31, 2000, the Manager has agreed to voluntarily waive its management fee to the extent that expenses of the Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets. The amount of such waiver shall not exceed the net amount of management fees earned by the Manager from the Fund after subtracting fees paid by the Manager to the Fund's Sub-Adviser.

     Through December 31, 2000, the Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets.

     The declaration of a voluntary management fee or expense limitation in any year does not bind the Manager to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.

(2) These Funds have entered into agreements with brokers whereby brokers rebate a portion of commissions. Had these amounts been treated as reductions of expenses, the total annual fund operating expense ratios would have been 1.88% for Select Emerging Market Fund, 0.88% for the Select Aggressive Growth Fund, 0.98% for the Select Capital Appreciation Fund, 0.88% for the Select Value Opportunity Fund, 1.01% for the Select International Equity Fund, 0.81% for the Select Growth Fund, 1.17% for the Select Strategic Growth Fund, and 0.73% for the Select Growth and Income Fund.

Example
This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

  Fund                                             1 Year           3 Years          5 Years          10 Years
  ----                                             ------           -------          -------          --------

  Select Emerging Markets Fund                     $197              $608            $1,046          $2,259
  ----------------------------                     ----              ----            ------          ------

  Select Aggressive Growth Fund                    $93               $291            $506            $1,123
  -----------------------------                    ---               ----            ----            ------

  Select Capital Appreciation Fund                 $100              $314            $544            $1,206
  --------------------------------                 ----              ----            ----            ------

  Select Value Opportunity Fund                    $99               $310            $539            $1,194
  -----------------------------                    ---               ----            ----            ------

  Select International Equity Fund                 $105              $326            $566            $1,253
  --------------------------------                 ----              ----            ----            ------

  Select Growth Fund                               $85               $266            $462            $1,029
  ------------------                               ---               ----            ----            ------

  Select Strategic Growth Fund                     $123              $383            $663            $1,461
  ----------------------------                     ----              ----            ----            ------

  Select Growth and Income Fund                    $76               $237            $413            $921
  -----------------------------                    ---               ----            ----            ----

  Select Investment Grade Income Fund              $51               $161            $280            $629
  -----------------------------------              ---               ----            ----            ----

  Money Market Fund                                $30               $93             $163            $369
  -----------------                                ---               ---             ----            ----

----------------------------
Allmerica Investment Trust                                               15

        [GRAPHIC APPEARS HERE] Description of Principal Investment Risks

The following is a summary of the principal risks of investing in a Fund and the factors likely to cause the value of your investment in the Fund to decline. The principal risks applicable to each Fund are identified under "Fund Summaries". There are also many factors that could cause the value of your investment in a Fund to decline which are not described here. It is important to remember that there is no guarantee that the Funds will achieve their investment objective, and an investor in any of the Funds could lose money.

Company Risk
A Fund's equity and fixed income investments in a company often fluctuate based on:

 . the firm's actual and anticipated earnings,

 . changes in management, product offerings and overall financial strength and

 . the potential for takeovers and acquisitions.

This is due to the fact that prices of securities react to the fiscal and business conditions of the company that issued the securities. Factors affecting a company's particular industry, such as increased production costs, also may affect the value of its securities.

Smaller companies with market capitalizations of less than $1 billion or so are more likely than larger companies to have limited products lines or smaller markets for their goods and services. Small company stocks may not trade very actively, and their prices may fluctuate more than stocks of other companies as a result of lower liquidity. They may depend on a small or inexperienced management group. Stocks of smaller companies also may be more vulnerable to negative changes than stocks of larger companies.

Credit Risk
Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. There are different levels of credit risk. Funds that invest in lower-rated securities have higher levels of credit risk. Lower-rated or unrated securities of equivalent quality, generally known as "junk bonds", have very high levels of credit risk. "Junk bonds" are considered to be speculative in their capacity to pay interest and repay principal. The price of a fixed income security can be expected to fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or there is negative news that affects the market's perception of the issuer's credit risk.

Currency Risk
This is the risk that the value of a Fund's investments may decline due to fluctuations in exchange rates between the U.S. dollar and foreign currencies. Funds that invest in securities denominated in or are receiving revenues in foreign currencies are subject to currency risk. There is often a greater risk of currency fluctuations and devaluations in emerging markets countries.

Derivatives Risk
A Fund may use derivatives to hedge against an opposite position that the Fund also holds. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When a Fund uses derivatives to hedge, it takes the risk that changes in the value of the derivative will not match those of the asset being hedged. Incomplete correlation can result in unanticipated losses. A Fund may also use derivatives as an investment vehicle to gain market exposure. Gains or losses from derivative investments may be substantially greater than the derivative's original cost. When a Fund uses derivatives, it is also subject to the risk that the other party to the agreement will not be able to perform. Additional risks associated with derivatives include mispricing and improper valuation.

                                                     ---------------------------
16                                                   Allmerica Investment Trust

Emerging Markets Risk
Investments in emerging markets securities involve all of the risks of investments in foreign securities, and also have additional risks. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. Many emerging markets companies in the early stages of development are dependent on a small number of products and lack substantial capital reserves. In addition, emerging markets often have less developed legal and financial systems. These markets often have provided significantly higher or lower rates of return than developed markets and usually carry higher risks to investors than securities of companies in developed countries.

Foreign Investment Risk


Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Funds investing in foreign securities may experience rapid changes in value. One reason for this volatility is that the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Enforcing legal rights may be difficult, costly and slow in foreign countries. Also, foreign companies may not be subject to governmental supervision or accounting standards comparable to those applicable to U.S. companies, and there may be less public information about their operations.


Interest Rate Risk
When interest rates rise, the prices of fixed income securities in a Fund's portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Fund's portfolio will generally rise. Even Funds that invest in the highest quality debt securities are subject to interest rate risk. Interest rate risk usually will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities.

Investment Management Risk
Investment management risk is the risk that a Fund does not achieve its investment objective, even though the Sub-Adviser uses various investment strategies and techniques.

Liquidity Risk
This is the risk that a Fund will not be able to sell a security at a reasonable price because there are too few people who actively buy and sell, or trade, that security on a regular basis. Liquidity risk increases for Funds investing in foreign investments (especially emerging markets securities), smaller companies, lower credit quality bonds (also called "junk bonds"), restricted securities, over-the-counter securities and derivatives.

Market Risk
This is the risk that the price of a security held by a Fund will fall due to changing economic, political or market conditions or to factors affecting investor psychology.

Prepayment Risk
While mortgage-backed securities may have a stated maturity, their expected maturities may vary when interest rates rise or fall. When interest rates fall, homeowners are more likely to prepay their mortgage loans which may result in an unforeseen loss of future interest income to a Fund. Also, because prepayments increase when interest rates fall, the prices of mortgage-backed securities do not increase as much as other fixed income securities when interest rates fall.

----------------------------
Allmerica Investment Trust                                            17

               [GRAPHIC APPEARS HERE] Other Investment Strategies
               --------------------------------------------------

The Fund Summaries starting on page 3 describe the investment objective and the principal investment strategies and risks of each Fund. The Funds may at times use the following investment strategies. Attached as an Appendix is a chart with a listing of various investment techniques and strategies that the Sub-Advisers of the Funds may utilize. A Fund may decide that it is in the best interests of shareholders to make changes to its investment objective and strategies described in this Prospectus. These investment objectives and strategies may be changed with the approval of the Board of Trustees, but without shareholder approval.

Derivative Investments. (applicable to each Fund except the Money Market Fund) Instead of investing directly in the types of portfolio securities described in the Summary, each Fund, except the Money Market Fund, may buy or sell a variety of "derivative" investments to gain exposure to particular securities or markets. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. A Fund's Sub-Adviser will sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives to enhance returns, which increases opportunities for gain but also involves greater risk.

Foreign Investments. (applicable to each Fund) Each Fund may invest all or a substantial part of its portfolio in securities of companies that are located or primarily doing business in a foreign country. A company is considered to be located in a foreign country if it is organized under the laws of, or has a principal office in, that country. A company is considered as primarily doing business in a country if (i) the company derives at least 50% of its gross revenues or profits from either goods or services produced or sold in the country or (ii) at least 50% of the company's assets are situated in the country. A Fund may invest in foreign securities either directly or indirectly through the use of depositary receipts, such as ADRs. Depositary receipts are generally issued by banks or trust companies and evidence ownership of underlying foreign securities. An ADR may be sponsored by the issuer of the underlying foreign security or it may be issued in unsponsored form. The holder of a sponsored ADR is likely to receive more frequent and extensive financial disclosure concerning the foreign issuer than the holder of an unsponsored ADR and generally will bear lower transaction charges. The Select Capital Appreciation Fund and Select International Equity Fund may also purchase foreign securities through European Depositary Receipts and Global Depositary Receipts.

High Yield Securities. (applicable to the Select Emerging Markets Fund, Select Capital Appreciation Fund, Select Growth Fund and Select Growth and Income Fund) The Select Emerging Markets Fund, Select Capital Appreciation Fund, Select Growth Fund and Select Growth and Income Fund may purchase corporate debt securities which are high yield securities, or "junk bonds" (rated at the time of purchase BB or lower by Moody's or S&P, or equivalently rated by another rating agency, or unrated but believed by the Sub-Adviser to have similar quality.) These securities are considered to be speculative in their capacity to pay interest and repay principal.


                                                   -----------------------------
                                                   Allmerica Investment Trust

Lending of Securities. (applicable to all Funds) To realize additional income, the Funds may lend portfolio securities to broker-dealer or financial institutions in an amount up to 33-1/3% of a Fund's total assets. While any such loan is outstanding, a Fund will continue to receive amounts equal to the interest or dividends paid by the issuer on the securities, as well as interest (less any rebates to be paid to the borrower) on the investment of the collateral or a fee from the borrower. Each Fund will have the right to call each loan and obtain the securities. Lending portfolio securities involves possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral.


Restricted Securities. (applicable to all Funds) The Funds may purchase securities that are not registered under Federal securities law ("restricted securities"), but can be offered and sold to certain "qualified institutional buyers". Each Fund will not invest more than 15% (10% for the Money Market Fund) of its net assets in restricted securities (and securities deemed to be illiquid). These limits do not apply if the Board of Trustees determines that the restricted securities are liquid. The Board of Trustees has adopted guidelines and delegated to the Manager the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, retains sufficient oversight and is ultimately responsible for the determinations. This investment practice could increase the level of illiquidity in a Fund if buyers lose interest in restricted securities. As a result, a Fund might not be able to sell these securities when its Sub-Adviser wants to sell, or might have to sell them at less than fair value. In addition, market quotations for these securities are less readily available.

Temporary Defensive Strategies. At times a Sub-Adviser may determine that market conditions make it desirable temporarily to suspend a Fund's normal investment activities. This is when the Fund may temporarily invest in a variety of lower-risk securities, such as U.S. Government and other high quality bonds and short-term debt obligations. Such strategies attempt to reduce changes in the value of the Fund's shares. The Fund may not achieve its investment objective while these strategies are in effect.

Frequent Trading. Certain Funds from time to time may engage in active and frequent trading to achieve their investment objective. Frequent trading increases transaction costs, which could detract from the Fund's performance.


-----------------------------
Allmerica Investment Trust

                 [GRAPHIC APPEARS HERE] Management of the Funds
                 ----------------------------------------------

The Trust is governed by a Board of Trustees. Allmerica Financial Investment Management Services, Inc. is the investment Manager of the Trust responsible for managing the Trust's day-to-day business affairs. The Manager is located at 440 Lincoln Street, Worcester, MA 01653. The Manager and its predecessor, Allmerica Investment Management Company, Inc., have been managing mutual funds since 1985. The Manager currently serves as investment manager to one other mutual fund. Sub-Advisers have been hired to manage the investments of the Funds. The Trust and Manager have obtained an order of exemption from the SEC that permits the Manager to enter into and materially amend sub-advisory agreements with non-affiliated Sub-Advisers without obtaining shareholder approval. The Manager has ultimate responsibility to oversee Sub-Advisers. The Manager has the ability, subject to approval of the Trustees, to hire and terminate Sub-Advisers and to change materially the terms of the Sub-Adviser Agreements, including the compensation paid to the Sub-Advisers. The Sub-Advisers have been selected by the Manager and Trustees with the help of BARRA RogersCasey, Inc., a pension consulting firm. The fees earned by each Sub-Adviser and BARRA RogersCasey are paid by the Manager. The performance by the Sub-Advisers is reviewed quarterly by a committee of the Board of Trustees, with assistance from BARRA RogersCasey.

The following table provides information about each Fund's Sub-Adviser:


           Fund Name,
    Sub-Adviser Name and Address                                              Experience
    ----------------------------                                              ----------
    Select Emerging Markets Fund                           Organized in 1980 and has approximately $47 billion assets
    Schroder Investment Management                         under management as of December 31, 1999.
    North America Inc.                                     Provides global equity and fixed income
    787 Seventh Avenue                                     management services to mutual funds and
    New York, NY 10019                                     other institutional investors.
    ------------------                                     ------------------------------

    Select Aggressive Growth Fund                          Has over $41 billion assets under management as of December
    Nicholas-Applegate Capital Management, L.P.            31, 1999. Founded in 1984. Clients include employee benefit
    600 West Broadway, Suite 2900                          and retirement plans, foundations, investment companies and
    San Diego, CA 92101                                    individuals.
    -------------------                                    ------------

    Select Capital Appreciation Fund                       Manages with its affiliates assets totaling $179.9 billion as
    T. Rowe Price Associates, Inc.                         of December 31, 1999 for eight million individual and
    100 East Pratt Street                                  institutional investor accounts.
    Baltimore, MD 21202                                    Founded in 1937.
    -------------------                                    ----------------

    Select Value Opportunity Fund                          Established in 1973. Over $3.2 billion assets under
    Cramer Rosenthal McGlynn, LLC                          management as of December 31, 1999. Provides investment
    707 Westchester Avenue                                 advice to mutual funds, individuals, government agencies,
    White Plains, NY 10604                                 pension plans and trusts.
    ----------------------                                 -------------------------

                                                   -----------------------------
                                                   Allmerica Investment Trust


             Fund Name,
      Sub-Adviser Name and Address                                                  Experience
      ----------------------------                                                  ----------
    Select International Equity Fund                         Managed over $50 billion in global securities as of December
    Bank of Ireland Asset Management (U.S.) Ltd.             31,  1999. Founded  in 1966. Provides international investment
    26 Fitzwilliam Place, Dublin 2,                          management services.
    Ireland and  20 Horseneck Lane
    Greenwich, CT 06830
    -------------------

    Select Growth Fund                                       As of December 31, 1999, $391 billion assets under
    Putnam Investment Management, Inc.                       management, including affiliates.Investment manager of
    One Post Office Square                                   mutual funds and other clients since 1937.
    Boston, MA 02109
    ----------------

    Select Strategic Growth Fund                             Had over $70 billion in assets under management or
    TCW Investment Management Company                        committed to management as of December 31, 1999.
    865 South Figueroa Street, Suite 1800                    Established  in  1971. Manages pension and profit sharing
    Los Angeles, CA  90017                                   funds, retirement/health and welfare funds, public employee
    ----------------------                                   retirement funds, and private accounts.

    Select Growth and Income Fund                            Incorporated in 1984. With affiliates, approximately $349 billion
    J.P. Morgan Investment Management Inc.                   assets  under  management  as of December 31, 1999. Serves as
    522 Fifth Avenue                                         investment adviser for employee benefit plans and other
    New York, NY 10036                                       institutional assets, as well as mutual funds and variable
    ------------------                                       annuities.
                                                             ----------

    Select Investment Grade Income Fund                      Incorporated in 1993. Had $13.3 billion assets under management
    Allmerica Asset Management, Inc.                         as of December 31, 1999. Serves as investment adviser to
    440 Lincoln Street                                       investment companies and affiliated insurance company
    Worcester, MA 01653                                      accounts.
    -------------------

    Money Market Fund                                        See Select Investment Grade Income Fund above.
    Allmerica Asset Management, Inc.
    440 Lincoln Street
    Worcester, MA 01653
    -------------------

For a sample listing of certain of the Sub-Advisers' clients, see "Investment Management and Other Services" in the SAI.


-----------------------------
Allmerica Investment Trust

The following individuals or groups of individuals are primarily responsible for the day-to-day management of the Funds' portfolios:


        Fund Name and                      Name and Title of            Service with          Business Experience
      Sub-Adviser Name                   Portfolio Manager(s)            Sub-Adviser          for Past Five Years
      ----------------                   --------------------            -----------          -------------------
Select Emerging Markets Fund        John A. Troiano, Director,         1981 - Present    Director of Schroder with
Schroder Investment Management      Chief Executive and Chairman                         responsibility for policy for
North America Inc. ("Schroder")     of Emerging Markets Committee                        emerging markets.

                                    Mark Bridgeman,                    1990 - Present    Fund Manager specializing in
                                    First Vice President                                 African markets.

                                    Heather F. Crighton, Director      1993 - Present    Fund Manager specializing in
                                    and Senior Vice President                            Asian emerging markets.
                                                                                         -----------------------

Select Aggressive Growth Fund       Lawrence S. Speidell, Partner      1994 - Present    Director of Global/Systematic
Nicholas-Applegate Capital                                                               Portfolio Management and
Management, L.P. ("NACM")                                                                Research at NACM. Prior
                                                                                         to joining NACM, he spent
                                                                                         ten years with Batterymarch
                                                                                         Financial Management.

                                    John J. Kane, Partner              1994 - Present    Senior Portfolio Manager for
                                                                                         the U.S. Systematic portfolios
                                                                                         at NACM. Prior to joining
                                                                                         NACM in 1994, he was
                                                                                         employed by ARCO Invest-Management
                                                                                         Company and General Electric.

                                    Mark W. Stuckelman,                1995 - Present    Portfolio Manager for the
                                    Portfolio Manager                                    U.S. Systematic portfolios
                                                                                         at NACM. Prior to joining
                                                                                         NACM, he was employed for
                                                                                         five  years  with Wells Fargo
                                                                                         Bank, Fidelity Management
                                                                                         Trust Co., and BARRA, Inc.
                                                                                         --------------------------

Select Capital Appreciation Fund    Brian W.H. Berghuis,               1985 - Present    He has sixteen years
T. Rowe Price Associates, Inc.      Chartered Financial Analyst                          experience in equity research
("T. Rowe Price")                                                                        and portfolio management.
                                                                                         He is chairman of the investment
                                                                                         team for the Fund.

                                    John F. Wakeman, Research          1989 - Present    He spent ten years with
                                    Analyst & Portfolio Manager                          T. Rowe Price as a research
                                                                                         analyst and portfolio manager
                                                                                         and has twelve years' experience in
                                                                                         equity research.
                                                                                         ----------------

                                                   -----------------------------
                                                   Allmerica Investment Trust


        Fund Name and                      Name and Title of           Service with          Business Experience
      Sub-Adviser Name                   Portfolio Manager(s)           Sub-Adviser          for Past Five Years
      ----------------                   --------------------           -----------          -------------------
Select Capital Appreciation Fund    Marc L. Baylin, Chartered         1993 - Present    He has eight years of
continued                           Financial Analyst                                   investment experience in
                                                                                        equity research and has been
                                                                                        with T. Rowe Price for the past
                                                                                        six years as a research analyst
                                                                                        and portfolio manager.
                                                                                        ----------------------

Select Value Opportunity Fund       Ronald H. McGlynn, CEO and        1973 - Present    He joined Cramer Rosenthal
Cramer Rosenthal McGlynn,           President of Cramer Rosenthal                       in 1973, has 29 years of
LLC ("Cramer Rosenthal")                                                                investment experience and
                                                                                        serves as Co-Chief Investment
                                                                                        Officer  and   Portfolio Manager.

                                    Jay B. Abramson, Executive        1985 - Present    He has been with Cramer
                                    Vice President and Director                         Rosenthal since 1985 and his
                                    of Research and Co-Chief                            overall responsibility is for
                                    Investment Officer                                  investment research.
                                    ------------------                                  --------------------

Select International Equity Fund    Christopher Reilly,               1980 - Present    Since 1985, he has had
Bank of Ireland Asset Management    Chief Investment Officer                            overall responsibility for asset
(U.S.) Limited ("BIAM")                                                                 management. He previously
                                                                                        worked in the United
                                                                                        Kingdom in stockbrokering
                                                                                        and investment management.

                                    Michael McCarthy,                 1997 - Present    Mr. McCarthy rejoined BIAM
                                    Portfolio Manager                                   in 1997 from a major life assurance
                                                                                        Company where he was Head of
                                                                                        Asset Management. Prior to this, he
                                                                                        worked  for  BIAM in the U.K. in a
                                                                                        senior portfolio management capacity.

                                    Peter Wood, Senior                1985 - Present    Prior to 1985, he spent five
                                    Portfolio Manager                                   years with another leading
                                                                                        investment management firm.
                                                                                        He is now responsible for
                                                                                        portfolio construction at BIAM.

                                    Jane Neill, Senior Equity Analyst 1994 - Present    Previously, she was Chief
                                                                                        Investment Officer with
                                                                                        another leading Irish investment
                                                                                        management firm.
                                                                                        ----------------

Select Growth Fund                  C. Beth Cotner, CFA,              1995 - Present    Prior to 1995, Ms. Cotner was
Putnam Investment                   Chief Investment Officer                            Executive Vice President at
Management, Inc. ("Putnam")                                                             Kemper Financial Services.

                                    Manuel Weiss, CFA,                1987 - Present    He has been an investment
                                    Senior Vice President                               professional with Putnam
                                                                                        since 1987.

-----------------------------
Allmerica Investment Trust


        Fund Name and                      Name and Title of          Service with          Business Experience
      Sub-Adviser Name                   Portfolio Manager(s)           Sub-Adviser         for Past Five Years
      ----------------                   --------------------           -----------         -------------------
Select Strategic Growth Fund        Christopher J. Ainley, Managing    1994 - Present    Prior to joining TCW, Mr. Ainley
TCW Investment Management           Director                                             spent 2 years at Putnam Investments
Company ("TCW")                                                                          as a Vice President and Analyst in
                                                                                         the Equity Research Group and then as
                                                                                         a Portfolio Manager for the Core Equity
                                                                                         Group. Previously  he served with J.P.
                                                                                         Morgan Investment Management and Coopers
                                                                                         and Lybrand.

                                    Douglas S. Foreman,                1994 - Present    Prior to 1994, Mr. Foreman
                                    Group Managing Director &                            was employed by Putnam
                                    Chief Investment Officer -                           Investment in Boston. He spent
                                    U.S. Equities                                        his last 5 years at Putnam managing
                                                                                         Institutional accounts and mutual
                                                                                         Funds. Mr. Foreman is a Chartered
                                                                                         Financial Analyst.

                                    Charles Larsen                    1984 - Present     Prior to TCW, Mr. Larsen
                                    Managing Director                                    was a Senior Vice President and
                                                                                         Portfolio Manager for CIGNA
                                                                                         Investment Management Company.
                                                                                         He is a Chartered Financial Analyst and
                                                                                         Chartered Investment Counselor.
                                                                                         -------------------------------

Select Growth and Income Fund       Bernard A. Kroll, Vice President  1996 - Present     Prior to joining J.P. Morgan
J.P. Morgan Investment                                                                   in 1996, Mr. Kroll was an
Management Inc. ("J.P. Morgan")                                                          equity derivatives specialist
                                                                                         at Goldman Sachs & Co.,
                                                                                         founded his own software
                                                                                         development firm and options
                                                                                         broker-dealer, and managed
                                                                                         several derivatives businesses
                                                                                         at Kidder, Peabody & Co.
                                                                                         He is a portfolio manager in
                                                                                         the Structured Equity Group.

                                    Timothy J. Devlin, Vice President 1996 - Present     Prior to joining J.P. Morgan
                                                                                         in 1996, Mr. Devlin was an
                                                                                         equity portfolio manager at
                                                                                         Mitchell Hutchins Asset
                                                                                         Management Inc. He is a
                                                                                         portfolio manager in the
                                                                                         Structured Equity Group.

                                    James C. Wiess, Vice President    1992 - Present     He is a portfolio manager in
                                                                                         the Structured Equity Group
                                                                                         and has been at J.P. Morgan
                                                                                         since 1992.
                                                                                         -----------

                                                   -----------------------------
                                                   Allmerica Investment Trust


       Fund Name and                              Name and Title of           Service with         Business Experience
     Sub-Adviser Name                            Portfolio Manager(s)          Sub-Adviser          for Past Five Years
     ----------------                            --------------------          -----------          -------------------
Select Investment Grade Income Fund              Ann K. Tripp,                 1987 - Present    She was a Portfolio Manager
Allmerica Asset Management, Inc. ("AAM")         Vice President                                  for AAM prior to becoming a
                                                                                                 Vice President.
                                                                                                 ---------------

Money Market Fund                             John C. Donohue, Vice President   1995 - Present   He was a portfolio manager
Allmerica Asset Management, Inc.                                                                 at CS First Boston Investment
("AAM")                                                                                          Management prior to joining
                                                                                                 AAM.
                                                                                                 ----

-----------------------------
Allmerica Investment Trust

For the fiscal year ended December 31, 1999, the Funds paid the Manager the fees shown in the table below:


                                                Fee (as a percentage of
Fund                                               average net assets)
----                                               -------------------

    Select Emerging Markets Fund                            1.35%
    ----------------------------                            -----

    Select Aggressive Growth Fund                           0.85%
    -----------------------------                           -----

    Select Capital Appreciation Fund                        0.91%
    --------------------------------                        -----

    Select Value Opportunity Fund                           0.90%
    -----------------------------                           -----

    Select International Equity Fund                        0.89%
    --------------------------------                        -----

    Select Growth Fund                                      0.78%
    ------------------                                      -----

    Select Strategic Growth Fund                            0.85%
    ----------------------------                            -----

    Select Growth and Income Fund                           0.67%
    -----------------------------                           -----

    Investment Grade Income Fund (renamed the
    Select Investment Grade Income Fund)                    0.43%
    -----------------------------------                     -----

    Money Market Fund                                       0.24%
    -----------------                                       -----



For the fiscal year ended December 31, 1999, the Manager paid each Sub-Adviser aggregate fees as set forth below:

                                                                                                Fee (as a percentage of
   Sub-Adviser                                                                                  average net assets)
   -----------                                                                                  -------------------
   Schroder Investment Management North America Inc. (Select Emerging Markets Fund)                      1.00%
   --------------------------------------------------------------------------------                      -----

   Nicholas-Applegate Capital Management, L.P. (Select Aggressive Growth Fund)                           0.48%
   ---------------------------------------------------------------------------                           -----

   T. Rowe Price Associates, Inc. (Select Capital Appreciation Fund)                                     0.46%
   -----------------------------------------------------------------                                     -----

   Cramer Rosenthal McGlynn, LLC (Select Value Opportunity Fund)                                         0.52%
   -------------------------------------------------------------                                         -----

   Bank of Ireland Asset Management (U.S.) Limited (Select International Equity Fund)                    0.30%
   ----------------------------------------------------------------------------------                    -----

   Putnam Investment Management, Inc. (Select Growth Fund)                                               0.27%
   -------------------------------------------------------                                               -----

   Cambiar Investors, Inc. * (Select Strategic Growth Fund)                                              0.50%
   --------------------------------------------------------                                              -----

   J.P. Morgan Investment Management Inc. ** (Select Growth and Income Fund)                             0.26%
   -------------------------------------------------------------------------                             -----

                                    (Investment Grade Income Fund-renamed the
   Allmerica Asset Management, Inc.  Select Investment Grade Income Fund)                                0.20%
   ----------------------------------------------------------------------                                -----

   Allmerica Asset Management, Inc. (Money Market Fund)                                                  0.09%
   ----------------------------------------------------                                                  -----

                                                   -----------------------------
                                                   Allmerica Investment Trust

* TCW replaced Cambiar Investors, Inc. ("Cambiar") Sub-Adviser of the Select Strategic Growth Fund on April 1, 2000. Cambiar served as Sub-Adviser of the Select Strategic Growth Fund from February 20, 1998 to March 31, 2000. Cambiar received a fee computed daily at an annual rate based on the average net assets of the Select Growth and Income Fund, based on the following schedule:

    Assets                                                    Rate
    ------                                                    ----

    First $50 Million                                         0.50%
    -----------------                                         -----

    Next $100 Million                                         0.45%
    -----------------                                         -----

    Next $100 Million                                         0.35%
    -----------------                                         -----

    Next $100 Million                                         0.30%
    -----------------                                         -----

    Over $350 Million                                         0.25%
    -----------------                                         -----


TCW receives a fee computed daily at an annual rate of 0.85% based on the average daily net assets of the Select Strategic Growth Fund. When the average daily net assets of the Fund exceed $100 million, the fee shall be computed daily and paid quarterly at an annual rate of 0.75% of the total average daily net assets of the Fund.

** J.P. Morgan Investment Management Inc. ("J.P. Morgan") replaced John A. Levin & Co., Inc. ("Levin") as Sub-Adviser of the Select Growth and Income Fund on April 1, 1999. Levin served as Sub-Adviser of the Select Growth and Income Fund from September 1, 1994 to March 31, 1999. Levin received a fee computed daily at an annual rate based on the average daily net assets of the Select Growth and Income Fund, based on the following schedule:

    Assets                                                    Rate
    ------                                                    ----

    First $100 Million                                        0.40%
    ------------------                                        -----

    Next $200 Million                                         0.25%
    -----------------                                         -----

    Over $300 Million                                         0.30%
    -----------------                                         -----

     J.P. Morgan receives a fee computed daily at an annual rate based on the average daily net assets of the Select Growth and Income Fund, based on the following schedule:

    Assets                                                    Rate
    ------                                                    ----

    First $500 Million                                        0.30%
    ------------------                                        -----

    Next $500 Million                                         0.25%
    -----------------                                         -----

    Over $1 Billion                                           0.20%
    ---------------                                           -----


-----------------------------
Allmerica Investment Trust

                             Pricing of Fund Shares
                             ----------------------

The Funds sell and redeem their shares at a price equal to their net asset value ("NAV") without paying any sales or redemption charges. The NAV of a share is computed by adding the current value of all the Fund's assets, subtracting its liabilities and dividing by the number of its outstanding shares. NAV is computed once daily at the close of regular trading on the New York Stock Exchange each day the Exchange is open - normally 4:00 p.m. Eastern Time. Orders for the purchase or redemption of shares are filled at the next NAV computed after an order is received by the Fund. The Funds do not accept orders or compute their NAV's on days when the Exchange is closed.


Equity securities are valued based on market value if market quotations are readily available. Debt securities (other than short-term obligations) normally are valued based on pricing service valuations. All securities of the Money Market Fund are valued at amortized cost. Debt obligations in the other Funds with a remaining maturity of 60 days or less are valued at amortized cost when amortized cost is considered to represent fair value. Values for short-term obligations of the other Funds having a remaining maturity of more than 60 days are based upon readily available market quotations. In other cases, debt and equity securities and any other assets are valued at their fair value following procedures approved by the Trustees.

Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund's shares may change on days when shareholders will not be able to buy or sell shares.


                        Purchase and Redemption of Shares
                        ---------------------------------

Shares of the Funds currently are purchased only by Separate Accounts which are the funding mechanisms for variable annuity contracts and variable life insurance policies. The Distributor, Allmerica Investments, Inc., at its expense, may provide promotional incentives to dealers who sell variable annuity contracts which invest in the Funds. The Trust has obtained an exemptive order from the Securities and Exchange Commission to permit Fund shares to be sold to variable annuity and variable life insurance separate accounts of both affiliated and unaffiliated life insurance companies and certain qualified pension and retirement plans. Material irreconcilable conflicts may arise among various insurance policy owners and plan participants. The Trustees will monitor events to identify any material conflicts and determine if any action should be taken to resolve such conflict.

No fee is charged by the Trust on redemption. The variable contracts funded through the Separate Accounts are sold subject to certain fees and charges which may include sales and redemption charges. See the prospectuses for the variable insurance products.

Normally, redemption payments will be made within seven days after the Trust receives a written redemption request. Redemptions may be suspended when trading on the New York Stock Exchange is restricted or when permitted by the Securities and Exchange Commission.


                                                   -----------------------------
                                                   Allmerica Investment Trust

                             Distributions and Taxes
                             -----------------------

Distributions
Each Fund pays out substantially all of its net investment income and net capital gains to shareholders each year. Net investment income is paid quarterly in the case of the Select Growth and Income Fund and Select Investment Grade Income Fund; annually in the case of the Select Emerging Markets Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Value Opportunity Fund, Select International Equity Fund, Select Growth Fund and Select Strategic Growth Fund; and daily in the case of the Money Market Fund. Distributions of net capital gains for the year, if any, are made annually. All dividends and capital gain distributions are applied to purchase additional Fund shares at net asset value as of the payment date. Fund shares are held by the Separate Accounts and any distributions are reinvested automatically by the Separate Accounts.

Taxes
The Trust seeks to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies so that the Trust will not be subject to federal income tax. Under current tax law, dividend or capital gain distributions from any Fund are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. Withdrawals from a contract generally are subject to ordinary income tax and, in many cases, to an additional 10% penalty tax on withdrawals before age 591/2. Tax consequences to investors in the Separate Accounts which are invested in the Trust are described in more detail in the prospectuses for those accounts.



                   [GRAPHIC APPEARS HERE] Financial Highlights
                                          --------------------

                         Income from Investment Operations                             Less Distributions
                   --------------------------------------------- -----------------------------------------------------------------
                                         Net Realized
                      Net                    and                            Distributions
                     Asset       Net      Unrealized             Dividends    from Net
                     Value   Investment  Gain (Loss)  Total from  from Net    Realized    Distributions
    Year Ended     Beginning   Income         on      Investment Investment    Capital         in          Return of     Total
   December 31,     of Year  (Loss)(/2/) Investments  Operations   Income       Gains        Excess         Capital  Distributions
   ------------    --------- ----------- ------------ ---------- ---------- ------------- -------------    --------- -------------
 Select Emerging
     Markets
    Fund(/1/)
       1999         $0.784     $0.001       $0.513      $0.514    $(0.006)     $   --        $   --          $  --      $(0.006)
       1998(D)       1.000      0.006       (0.221)     (0.215)    (0.001)         --            --             --       (0.001)
      Select
    Aggressive
   Growth Fund
       1999          2.460     (0.012)       0.963       0.951         --          --            --             --           --
       1998          2.225     (0.008)       0.243       0.235         --          --            --             --           --
       1997          2.037     (0.009)       0.387       0.378         --      (0.182)       (0.008)(/3/)       --       (0.190)
       1996          1.848     (0.009)       0.351       0.342         --      (0.153)           --             --       (0.153)
       1995          1.397     (0.001)       0.452       0.451         --          --            --             --           --
  Select Capital
   Appreciation
    Fund(/1/)
       1999          1.640     (0.007)       0.423       0.416         --      (0.003)           --             --       (0.003)
       1998          1.698     (0.006)       0.241       0.235         --      (0.293)           --             --       (0.293)
       1997          1.485     (0.005)       0.218       0.213         --          --            --             --           --
       1996          1.369     (0.003)       0.124       0.121         --      (0.005)           --             --       (0.005)
       1995(E)       1.000     (0.001)       0.397       0.396         --      (0.027)           --             --       (0.027)
   Select Value
   Opportunity
    Fund(/1/)
       1999          1.686      0.006       (0.077)     (0.071)        --      (0.094)           --             --       (0.094)
       1998          1.626      0.014        0.066       0.080     (0.014)     (0.006)           --             --       (0.020)
       1997          1.511      0.010        0.364       0.374     (0.010)     (0.249)           --             --       (0.259)
       1996          1.238      0.011        0.342       0.353     (0.011)     (0.069)           --             --       (0.080)
       1995          1.089      0.009        0.183       0.192     (0.009)     (0.033)       (0.001)(/3/)       --       (0.043)
      Select
  International
   Equity Fund
       1999          1.542      0.012        0.477       0.489         --          --            --             --           --
       1998          1.341      0.014        0.207       0.221     (0.020)         --            --             --       (0.020)
       1997          1.356      0.015        0.049       0.064     (0.019)     (0.046)       (0.014)(/4/)       --       (0.079)
       1996          1.136      0.011        0.238       0.249     (0.012)     (0.003)       (0.014)(/4/)       --       (0.029)
       1995          0.963      0.013        0.176       0.189     (0.011)     (0.005)           --             --       (0.016)
                      Net
                    Increase
                   (Decrease)
                       in
    Year Ended     Net Asset
   December 31,      Value
   ------------    ----------
 Select Emerging
     Markets
    Fund(/1/)
       1999          $0.508
       1998(D)       (0.216)
      Select
    Aggressive
   Growth Fund
       1999           0.951
       1998           0.235
       1997           0.188
       1996           0.189
       1995           0.451
  Select Capital
   Appreciation
    Fund(/1/)
       1999           0.413
       1998          (0.058)
       1997           0.213
       1996           0.116
       1995(E)        0.369
   Select Value
   Opportunity
    Fund(/1/)
       1999          (0.165)
       1998           0.060
       1997           0.115
       1996           0.273
       1995           0.149
      Select
  International
   Equity Fund
       1999           0.489
       1998           0.201
       1997          (0.015)
       1996           0.220
       1995           0.173

------------------
*   Annualized
**  Not Annualized
(A) Including reimbursements, waivers, and reductions.
(B) Excluding reductions. Certain Portfolios have entered into varying arrange-ments with brokers who reduced a portion of the Portfolio's expenses.
(C) Excluding reimbursements and reductions.
(D) For period ended December 31, 1998.
(E) For period ended December 31, 1995.
(1) The Select Emerging Markets Fund commenced operations on February 20, 1998. The Select Capital Appreciation Fund commenced operations on April 28, 1995 and changed sub-advisers on April 1, 1998. The Select Value Opportunity Fund changed sub-advisers on January 1, 1997.
(2) Net investment income (loss) per share before reimbursement of fees by the investment adviser or reductions were $0.000 in 1999, $0.004 in 1998 for Select Emerging Markets Fund; $(0.013) in 1999, $(0.009) in 1998 and $(0.010) in 1997 for Select Aggressive Growth Fund; $(0.001) in 1995 for Select Capital Appreciation Fund; $0.005 in 1999, $0.013 in 1998, $0.009 in 1997 and $0.010 in 1996 for Select Value Opportunity Fund; and $0.011 in 1999, $0.014 in 1998, $0.015 in 1997 and $0.011 in 1996 for Select Interna-
    tional Equity Fund.
(3) Distributions in excess of net realized capital gains.
(4) Distributions in excess of net investment income.

                            Ratios/Supplemental Data
        -----------------------------------------------------
                          Ratios To Average Net Assets
               ----------------------------------------

Net Asset             Net Assets
  Value                 End of        Net                                                      Portfolio
 End of    Total        Period    Investment    Operating Expenses        Management Fee       Turnover
 Period    Return      (000's)   Income (Loss)  (A)      (B)      (C)      Gross      Net        Rate
---------  ------     ---------- ------------- ------   ------   ------   --------   -------   ---------
 $ 1.292    65.72%    $   50,452      0.25%      1.88%    1.92%    1.92%     1.35%      1.35%      60%
   0.784   (21.46)%**     20,873      0.96%*     2.19%*   2.19%*   2.54%*    1.35%*     1.00%*     62%**
   3.411    38.66%     1,015,699     (0.46)%     0.88%    0.91%    0.91%     0.85%      0.85%     101%
   2.460    10.56%       752,741     (0.36)%     0.92%    0.95%    0.95%     0.88%      0.88%      99%
   2.225    18.71%       604,123     (0.45)%     0.99%    1.04%    1.04%     0.95%      0.95%      95%
   2.037    18.55%       407,442     (0.53)%     1.08%    1.08%    1.08%     1.00%      1.00%     113%
   1.848    32.28%       254,872     (0.07)%     1.09%      --     1.09%     1.00%      1.00%     104%
   2.053    25.36%       417,087     (0.42)%     0.98%    0.98%    0.98%     0.91%      0.91%      61%
   1.640    13.88%       310,582     (0.47)%     1.02%    1.04%    1.04%     0.94%      0.94%     141%
   1.698    14.28%       240,526     (0.38)%     1.13%    1.13%    1.13%     0.98%      0.98%     133%
   1.485     8.80%       142,680     (0.32)%     1.13%    1.13%    1.13%     1.00%      1.00%      98%
   1.369    39.56%**      41,376     (0.25)%*    1.35%*     --     1.42%*    1.00%*     0.93%*     95%**
   1.521    (4.70)%      308,331      0.43%      0.88%    0.97%    0.97%     0.90%      0.90%      98%
   1.686     4.87%       268,405      0.95%      0.94%    0.98%    0.99%     0.91%      0.90%      73%
   1.626    24.85%       202,139      0.73%      0.98%    1.04%    1.06%     0.92%      0.90%     110%
   1.511    28.53%       113,969      0.91%      0.95%    0.97%    0.97%     0.85%      0.85%      20%
   1.238    17.60%        64,575      0.86%      1.01%      --     1.01%     0.85%      0.85%      17%
   2.031    31.71%       679,341      0.69%      1.01%    1.02%    1.02%     0.89%      0.89%      18%
   1.542    16.48%       505,553      0.99%      1.01%    1.02%    1.02%     0.90%      0.90%      27%
   1.341     4.65%       397,915      1.17%      1.15%    1.17%    1.17%     0.97%      0.97%      20%
   1.356    21.94%       246,877      1.22%      1.20%    1.23%    1.23%     1.00%      1.00%      18%
   1.136    19.63%       104,312      1.68%      1.24%      --     1.24%     1.00%      1.00%      24%

     FINANCIAL HIGHLIGHTS - For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                               Income from Investment Operations
                         ---------------------------------------------
                                               Net Realized
                            Net                    and
                           Asset       Net      Unrealized
                           Value   Investment  Gain (Loss)  Total from
                         Beginning   Income         on      Investment
Year Ended December 31,  of Period (Loss)(/2/) Investments  Operations
-----------------------  --------- ----------- ------------ ----------
Select Growth Fund(/1/)
         1999             $2.428     $(0.002)     $0.709     $ 0.707
         1998              1.811       0.002       0.638       0.640
         1997              1.430       0.006       0.480       0.486
         1996              1.369       0.005       0.297       0.302
         1995              1.099          --       0.270       0.270
   Select Strategic
   Growth Fund(/1/)
         1999              0.973       0.003       0.153       0.156
         1998(D)           1.000       0.002      (0.027)     (0.025)
   Select Growth and
   Income Fund(/1/)
         1999              1.779       0.022       0.298       0.320
         1998              1.552       0.020       0.233       0.253
         1997              1.405       0.020       0.293       0.313
         1996              1.268       0.020       0.246       0.266
         1995              1.027       0.019       0.290       0.309
                                              Less Distributions
                         --------------------------------------------------------------
                                                                                           Net
                                                                                         Increase
                         Dividends    Distributions                                     (Decrease)
                          from Net      from Net    Distributions Return                    in
                         Investment     Realized         in         of        Total     Net Asset
Year Ended December 31,    Income     Capital Gains    Excess     Capital Distributions   Value
------------------------ ------------ ------------- ------------- ------- ------------- ----------
Select Growth Fund(/1/)
         1999             $(0.001)       $(0.085)        $--        $--      $(0.086)      0.621
         1998                  --(3)      (0.023)         --         --       (0.023)      0.617
         1997              (0.006)        (0.099)         --         --       (0.105)      0.381
         1996              (0.005)        (0.236)         --         --       (0.241)      0.061
         1995                  --             --          --         --           --       0.270
   Select Strategic
   Growth Fund(/1/)
         1999              (0.003)            --          --         --       (0.003)      0.153
         1998(D)           (0.002)            --          --         --       (0.002)     (0.027)
   Select Growth and
   Income Fund(/1/)
         1999              (0.021)        (0.145)         --         --       (0.166)      0.154
         1998              (0.020)        (0.006)         --         --       (0.026)      0.227
         1997              (0.020)        (0.146)         --         --       (0.166)      0.147
         1996              (0.020)        (0.109)         --         --       (0.129)      0.137
         1995              (0.019)        (0.049)         --         --       (0.068)      0.241

------------------------------------
*   Annualized
**  Not Annualized
(A)  Including reimbursements and reductions.
(B) Excluding reductions. Certain Portfolios have entered into varying arrangements with brokers who reduced a portion of the Portfolio's expenses.
(C)  Excluding reimbursements and reductions.
(D)  For period ended December 31, 1998.
(1) The Select Growth Fund changed sub-advisers on July 1, 1996. The Select Strategic Growth Fund commenced operations on February 20, 1998 and changed sub-advisers on April 1, 2000. The Select Growth and Income Fund changed sub-advisers on April 1, 1999.
(2) Net investment income (loss) per share before reimbursement of fees by the investment adviser or reductions were $(0.003) in 1999, $0.001 in 1998, $0.006 in 1997 and $0.005 in 1996 for Select Growth Fund; $0.003 in 1999,
     $(0.001) in 1998 for Select Strategic Growth Fund; $0.019 in 1999, $0.027 in 1998, $0.038 in 1997 and $0.046 in 1996 for Growth Fund and $0.022 in
     1999, $0.019 in 1998, $0.019 in 1997 and $0.019 in 1996 for the Select
     Growth and Income Fund.
(3)  Dividends from net investment income are less than $0.0005.

                            Ratios/Supplemental Data
           ---------------------------------------------------------------------
                              Ratios To Average Net Assets
                      ---------------------------------------------------
                      Net Assets
Net Asset               End of        Net        Operating          Management     Portfolio
Value End   Total       Period    Investment      Expenses             Fee         Turnover
of Period  Returns     (000's)   Income (Loss) (A)    (B)    (C)    Gross   Net      Rate
---------  -------    ---------- ------------- ----   ----   ----   -----   ----   ---------
 $3.049     29.80%    $1,216,365    (0.08)%    0.81%  0.83%  0.83%  0.78%   0.78%      84%
  2.428     35.44%       815,390      0.08%    0.85%  0.87%  0.87%  0.82%   0.82%      86%
  1.811     34.06%       470,356      0.42%    0.91%  0.93%  0.93%  0.85%   0.85%      75%
  1.430     22.02%       228,551      0.38%    0.92%  0.93%  0.93%  0.85%   0.85%     159%
  1.369     24.59%       143,125      0.02%    0.97%    --   0.97%  0.85%   0.85%      51%
  1.126     16.06%        31,254      0.41%    1.17%  1.20%  1.20%  0.85%   0.85%      58%
  0.973     (2.47)%**     14,839      0.41%*   1.14%* 1.20%* 1.66%* 0.85%*  0.39%*     24%**
  1.933     18.43%       844,538      1.17%    0.73%  0.74%  0.74%  0.67%   0.67%     131%
  1.779     16.43%       646,086      1.26%    0.70%  0.73%  0.73%  0.68%   0.68%     112%
  1.552     22.51%       473,552      1.34%    0.77%  0.80%  0.80%  0.73%   0.73%      71%
  1.405     21.26%       295,638      1.44%    0.80%  0.83%  0.83%  0.75%   0.75%      78%
  1.268     30.32%       191,610      1.69%    0.85%    --   0.85%  0.75%   0.75%     112%

     FINANCIAL HIGHLIGHTS - For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                              Income from Investment Operations                             Less Distributions
                  --------------------------------------------------------- ------------------------------------------------------
                                         Net Realized
                     Net                     and                            Distributions
                    Asset       Net       Unrealized             Dividends    from Net
                    Value    Investment  Gain (Loss)  Total from  from Net    Realized    Distributions
   Year Ended     Beginning    Income         on      Investment Investment    Capital         in          Return of     Total
  December 31,     of Year     (Loss)    Investments  Operations   Income       Gains        Excess         Capital  Distributions
  ------------    --------- ------------ ------------ ---------- ---------- ------------- -------------    --------- -------------
Investment Grade
Income Fund(1)
      1999          1.132      0.068        (0.079)     (0.011)    (0.069)      (0.001)          --            --       (0.070)
      1998          1.112      0.067         0.020       0.087     (0.067)          --           --            --       (0.067)
      1997          1.084      0.071         0.028       0.099     (0.071)          --           --            --       (0.071)
      1996          1.117      0.070        (0.033)      0.037     (0.070)          --           --            --       (0.070)
      1995          1.012      0.071         0.106       0.177     (0.071)          --       (0.001)(2)        --       (0.072)
  Money Market
      Fund
      1999          1.000      0.051            --       0.051     (0.051)          --           --            --       (0.051)
      1998          1.000      0.054            --       0.054     (0.054)          --           --            --       (0.054)
      1997          1.000      0.053            --       0.053     (0.053)          --           --            --       (0.053)
      1996          1.000      0.052            --       0.052     (0.052)          --           --            --       (0.052)
      1995          1.000      0.057            --       0.057     (0.057)          --           --            --       (0.057)
                     Net
                   Increase
                  (Decrease)
                      in
   Year Ended     Net Asset
  December 31,      Value
  ------------    ----------
Investment Grade
Income Fund(/2/)
      1999          (0.081)
      1998           0.020
      1997           0.028
      1996          (0.033)
      1995           0.105
  Money Market
      Fund
      1999              --
      1998              --
      1997              --
      1996              --
      1995              --

------------------------------------
(A)  Including reimbursements and reductions.
(B) Excluding reductions. Certain Portfolios have entered into varying arrangements with brokers who reduced a portion of the Portfolio's expenses.
(C)  Excluding reimbursements and reductions.
(1) Effective May 1, 2000, the name of the Investment Grade Income Fund was changed to the Select Investment Grade Income Fund.
(2)  Distributions in excess of net investment income.

                           Ratios/Supplemental Data
           ---------------------------------------------------------------
                            Ratios To Average Net Assets
                    ------------------------------------------------
                    Net Assets
Net Asset             End of        Net        Operating       Management   Portfolio
Value End  Total       Year     Investment      Expenses          Fee       Turnover
 of Year   Return    (000's)   Income (Loss) (A)   (B)   (C)   Gross  Net     Rate
---------  ------   ---------- ------------- ----  ----  ----  -----  ----  ---------
  1.051    (0.97)%   240,541       6.22%     0.50% 0.50% 0.50% 0.43%  0.43%     75%
  1.132     7.97%    230,623       6.01%     0.52% 0.52% 0.52% 0.43%  0.43%    158%
  1.112     9.45%    189,503       6.48%     0.51% 0.51% 0.51% 0.41%  0.41%     48%
  1.084     3.56%    157,327       6.50%     0.52% 0.52% 0.52% 0.40%  0.40%    108%
  1.117    17.84%    141,625       6.66%     0.53%   --  0.53% 0.41%  0.41%    126%
  1.000     5.19%    513,606       5.09%     0.29% 0.29% 0.29% 0.24%  0.24%    N/A
  1.000     5.51%    336,253       5.36%     0.32% 0.32% 0.32% 0.26%  0.26%    N/A
  1.000     5.47%    260,620       5.33%     0.35% 0.35% 0.35% 0.27%  0.27%    N/A
  1.000     5.36%    217,256       5.22%     0.34% 0.34% 0.34% 0.28%  0.28%    N/A
  1.000     5.84%    155,211       5.68%     0.36%   --  0.36% 0.29%  0.29%    N/A

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the Statement of Additional Information or annual report, which is available upon request.


-----------------------------
Allmerica Investment Trust

Appendix

[GRAPHIC]

Investment Techniques and Strategies
In managing its portfolios of investments, the Trust may make use of the following investment techniques and strategies:

Symbols

   o    Permitted
   -- Not Permitted

                                                  Select         Select        Select         Select         Select
                                                 Emerging      Aggressive      Capital         Value      International      Select
                                                 Markets         Growth      Appreciation   Opportunity      Equity          Growth
Investment Technique/Strategy                      Fund           Fund           Fund          Fund           Fund            Fund
-----------------------------                      ----           ----           ----          ----           ----            ----
Asset-Backed Securities                             --             --             --             --             --             --
Financial Futures Contracts
      and Related Options                           o              o              o              o              o              o
Foreign Securities                                  o              o              o              o              o              o
Forward Commitments                                 --             --             o              --             --             --
Forward Contracts on Foreign Currencies             o              --             o              --             o              o
High Yield Securities                               o              --             o              --             --             o
Investments in Money Market Securities              o              o              o              o              o              o
Mortgage-Backed Securities                          --             --             --             --             --             --
Purchasing Options                                  o              o              o              o              o              o
Repurchase Agreements                               o              o              o              o              o              o
Restricted Securities                               o              o              o              o              o              o
Reverse Repurchase Agreements                       --             --             o              --             --             --
Securities Lending                                  o              o              o              o              o              o
Stand-By Commitments                                --             --             --             --             --             --
Stripped Mortgage-Backed Securities                 --             --             --             --             --             --
Swap and Swap-Related Products                      --             --             o              --             --             --
When-Issued Securities                              o              o              o              o              o              o
Writing Covered Options                             o              o              o              o              o              o
-----------------------                             -              -              -              -              -              -
                                                  Select          Select      Select Investment
                                                 Strategic        Growth             Grade           Money
                                                  Growth        and Income           Income          Market
Investment Technique/Strategy                      Fund           Fund                Fund            Fund
                                                   ----           ----                ----            ----
Asset-Backed Securities                             --             o                    o              o
Financial Futures Contracts
      and Related Options                           o              o                    o              --
Foreign Securities                                  o              o                    o              o
Forward Commitments                                 --             --                   o              o
Forward Contracts on Foreign Currencies             --             --                   --             --
High Yield Securities                               --             o                    --             --
Investments in Money Market Securities              o              o                    o              o
Mortgage-Backed Securities                          --             --                   o              --
Purchasing Options                                  o              o                    o              --
Repurchase Agreements                               o              o                    o              o
Restricted Securities                               o              o                    o              o
Reverse Repurchase Agreements                       --             --                   --             --
Securities Lending                                  o              o                    o              o
Stand-By Commitments                                --             --                   o              o
Stripped Mortgage-Backed Securities                 --             --                   o              --
Swap and Swap-Related Products                      --             --                   --             --
When-Issued Securities                              o              o                    o              o
Writing Covered Options                             o              o                    o              --
-----------------------                             -              -                    -              --

                                                   -----------------------------
30                                                 Allmerica Investment Trust

                           Allmerica Investment Trust

                          Select Emerging Markets Fund
                          Select Aggressive Growth Fund
                        Select Capital Appreciation Fund
                          Select Value Opportunity Fund
                        Select International Equity Fund
                               Select Growth Fund
                          Select Strategic Growth Fund
                          Select Growth and Income Fund
                       Select Investment Grade Income Fund
                                Money Market Fund

The Trust's Statement of Additional Information ("SAI") includes additional information about the Funds. The Trust's annual and semi-annual reports to shareholders include information about the investments of the Funds. The SAI and the financial statements included in the Fund's most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust's annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. You may get free copies of these materials, request other information about a Fund or make shareholder inquiries by calling 1-800-828-0540.

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may call the Commission at 1-800-SEC-0330 for information about the operation of the Public Reference Room. You may also access reports and other information about the Trust on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-4138.

                                    ALLMERICA
                                   INVESTMENT
                                      TRUST

               440 Lincoln Street, Worcester, Massachusetts 01653
                                 1-800-828-0540

Allmerica Investment Trust
--------------------------

                                                                      Prospectus
                                                                     May 1, 2000

This Prospectus describes the following seven investment Funds of the Trust which serve as the underlying investments for insurance related accounts.

                          Select Aggressive Growth Fund
                        Select International Equity Fund
                                Core Equity Fund
                                Equity Index Fund
                       Select Investment Grade Income Fund
                              Government Bond Fund
                                Money Market Fund

This Prospectus explains what you should know about each of the Funds. Please read it carefully before you invest.

A particular Fund may not be available under the variable annuity or variable life insurance policy which you have chosen. The Prospectus of the specific insurance product you have chosen will indicate which Funds are available and should be read in conjunction with this Prospectus. Inclusion in this Prospectus of a Fund which is not available under your policy is not to be considered a solicitation.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined that this Prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

                                                            ALLMERICA
                                                           INVESTMENT
                                                              TRUST

                                                     440 Lincoln Street
                                                  Worcester, Massachusetts 01653
                                                          1-800-828-0540

                               Table of Contents

FUND SUMMARIES.......................................................  3

        Objectives, Strategies and Risks.............................  4

              Select Aggressive Growth Fund..........................  4

              Select International Equity Fund.......................  5

              Core Equity Fund.......................................  6

              Equity Index Fund......................................  7

              Select Investment Grade Income Fund....................  8

              Government Bond Fund...................................  9

              Money Market Fund...................................... 10

EXPENSE SUMMARY...................................................... 11

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS............................ 13

OTHER INVESTMENT STRATEGIES.......................................... 15

MANAGEMENT OF THE FUNDS.............................................. 17

PRICING OF FUND SHARES............................................... 22

PURCHASE AND REDEMPTION OF SHARES.................................... 22

DISTRIBUTIONS AND TAXES.............................................. 23



FINANCIAL HIGHLIGHTS................................................. 25

APPENDIX............................................................. 30


                                    LEGEND

Performance                 [GRAPHIC APPEARS HERE]

Investment Objectives       [GRAPHIC APPEARS HERE]

Financial Information       [GRAPHIC APPEARS HERE]

Management of Fund          [GRAPHIC APPEARS HERE]

Risk                        [GRAPHIC APPEARS HERE]

Investment Strategies       [GRAPHIC APPEARS HERE]


-----------------------------
Allmerica Investment Trust                                                     2

                                 Fund Summaries
                                 --------------
Allmerica Investment Trust provides a broad range of investment options through separate investment portfolios, or Funds. Shares of the Funds are sold exclusively to variable annuity and variable life insurance Separate Accounts and qualified pension and retirement plans.

The investment manager of the Trust is Allmerica Financial Investment Management Services, Inc. The Manager is responsible for managing the Trust's daily business and has general responsibility for the management of the investments of the Funds. The Manager, at its expense, has contracted with investment Sub-Advisers to manage the investments of the Funds. Each Sub-Adviser has been selected on the basis of various factors including management experience, investment techniques and staffing. See "Management of the Funds" for more information about the Manager and the Sub-Advisers.

The following summaries describe each Fund's investment objective and principal investment strategies, identify the principal investment risks of investing in the Fund and provide performance charts for the Fund. Note that any percentage limitations listed under a Fund's principal investment strategies apply at the time of investment. The principal risks are discussed in more detail under "Description of Principal Investment Risks". The bar charts show how the investment returns of the shares of a Fund have varied in the past 10 years (or for the life of the Fund if less than 10 years). The table following each bar chart shows how the Fund's average annual return for the last one, five and ten years (or for the life of the Fund, if shorter) compare to those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. The bar charts and tables give some indication of the risks of investing in each Fund by showing changes in the Fund's performance. The bar charts and tables do not reflect expenses associated with the variable insurance product that you are purchasing. If those expenses had been reflected, the performance shown would have been lower.


-----------------------------
Allmerica Investment Trust                                                     3

Objectives, Strategies and Risks

                          Select Aggressive Growth Fund
                          -----------------------------

[GRAPHIC APPEARS HERE]  Sub-Adviser: Nicholas-Applegate Capital Management, L.P.

[GRAPHIC APPEARS HERE]  Investment Objective: The Fund seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

[GRAPHIC APPEARS HERE]  Principal Investment Strategies: To pursue this goal, the Fund looks predominantly for stocks of small and mid-size companies that show potential for rapid growth. The Fund typically invests in companies that, because of positive developments affecting the company, offer the possibility of accelerating earnings. The Sub-Adviser uses systematic, fundamental research in selecting investments for the Fund.

                        Under normal circumstances, the Fund invests at least 65% of its assets in common stocks, securities convertible into common stocks and warrants. The Fund also may invest in debt securities and preferred stocks and up to 25% of its assets in foreign securities (not including its investments in American Depositary Receipts or "ADRs").

[GRAPHIC APPEARS HERE]  Principal Risks:

                        . Company Risk

                        . Derivatives Risk

                        . Investment Management Risk

                        . Liquidity Risk

                        . Market Risk

See "Description of Principal Investment Risks."

The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

            Calendar Year Annual Total Returns [GRAPHIC APPEARS HERE]

                            [BAR CHART APPEARS HERE]

19.51%      -2.31%      32.28%       18.55%      18.71%      10.56%     38.66%
------      ------      ------       ------      ------      ------     ------
1993        1994        1995         1996        1997        1998       1999


During the period shown above the highest quarterly return was 25.64% for the quarter ended 12/31/99 and the lowest was (22.81)% for the quarter ended 9/30/98.

Performance Table

Average Annual Total Returns
(for the periods ending                     Past               Past              Since Inception
December 31, 1999)                        One Year          Five Years          (August 21, 1992)
------------------                        --------          ----------          -----------------
  Fund Shares                              38.66%             23.32%                  20.71%
  -----------                              ------             ------                  ------

  Russell 2500 Index*                      24.15%             19.43%                  17.37%
  -------------------                      ------             ------                  ------

* The Russell 2500 Index is an unmanaged composite of 2,500 small-to-mid capitalization stocks.

                                                   -----------------------------
4                                                  Allmerica Investment Trust

Objectives, Strategies and Risks

                        Select International Equity Fund
                        --------------------------------

[GRAPHIC APPEARS HERE]  Sub-Adviser: Bank of Ireland Asset Management (U.S.)
                        Limited

[GRAPHIC APPEARS HERE]  Investment Objective: The Fund seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies.

[GRAPHIC APPEARS HERE]  Principal Investment Strategies: Under normal market conditions, at least 65% of the Fund's assets will be invested in the securities of medium and large-size companies located in at least five foreign countries, not including the United States. To achieve its objective, the Fund focuses on equity securities which the Sub-Adviser believes are undervalued in relation to the company's prospects for future earnings growth. The Fund may also buy fixed-income debt securities, primarily for defensive purposes.

[GRAPHIC APPEARS HERE]  Principal Risks:

                        . Company Risk

                        . Currency Risk

                        . Derivatives Risk

                        . Foreign Investment Risk

                        . Investment Management Risk

                        . Market Risk

See "Description of Principal Investment Risks."

The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

            Calendar Year Annual Total Returns [GRAPHIC APPEARS HERE]

                            [BAR CHART APPEARS HERE]

           19.63%       21.94%       4.65%      16.48%        31.71%
           ------       ------       -----      ------        ------
            1995         1996         1997       1998          1999


During the period shown above the highest quarterly return was 20.89% for the quarter ended 12/31/99 and the lowest was (17.69)% for the quarter ended 09/30/98.

Performance Table

Average Annual Total Returns
(for the periods ending                Past        Past          Since Inception
December 31, 1999)                     One Year    Five Years    (May 2, 1994)
------------------                     --------    ----------    -------------

  Fund Shares                          31.71%      18.54%         15.47%
  -----------                          ------      ------         ------

  Morgan Stanley Capital Intl.
  EAFE Index*                          27.31%      13.15%        11.54%
  -----------                          ------      ------        ------

* The Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index, reflecting reinvestment of gross dividends, is an unmanaged capitalization weighted index of foreign developed country common stocks.


-----------------------------
Allmerica Investment Trust                                                     5

Objectives, Strategies and Risks


                                Core Equity Fund
                                ----------------
                           (formerly the Growth Fund)

[GRAPHIC APPEARS HERE]  Sub-Adviser: Miller Anderson & Sherrerd, LLP

[GRAPHIC APPEARS HERE]  Investment Objective: The Fund seeks to achieve long-term growth of capital through investments primarily in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. Realization of current income, if any, is incidental to this objective.

[GRAPHIC APPEARS HERE]  Principal Investment Strategies: To pursue its goal, the
                        Fund invests in securities that are diversified with regard to issuers and industries. In selecting securities, the Fund is not limited to any particular style of investing and may invest in stocks considered to be "growth" stocks as well as stocks considered to be "value" stocks. The Fund may invest in well-established or developing companies, both large and small.

                        The Fund normally will invest substantially all of its assets in equity-type securities, including common stocks, warrants, preferred stocks and debt securities convertible into common stock and eligible real estate securities. The Fund may invest up to 25% of its assets in foreign securities (not including its investments in ADRs).

[GRAPHIC APPEARS HERE]  Principal Risks:

                        . Company Risk

                        . Derivatives Risk

                        . Investment Management Risk

                        . Market Risk

See "Description of Principal Investment Risks."


The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

            Calendar Year Annual Total Returns [GRAPHIC APPEARS HERE]

                            [BAR CHART APPEARS HERE]

                  1990...........................     -0.30%
                  1991...........................     40.44%
                  1992...........................      7.11%
                  1993...........................      6.66%
                  1994...........................      0.16%
                  1995...........................     32.80%
                  1996...........................     20.19%
                  1997...........................     25.14%
                  1998...........................     19.32%
                  1999...........................     29.33%

During the period shown above the highest quarterly return was 21.48% for the quarter ended 12/31/98 and the lowest was (14.61)% for the quarter ended 9/30/90.

Performance Table

Average Annual Total Returns
(for the periods ending              Past          Past            Past
December 31, 1999)                   One Year      Five Years      Ten Years
------------------                   --------      ----------      ---------

Fund Shares                          29.33%        25.23%          17.31%
-----------                          ------        ------          ------

S&P 500 Index*                       21.03%        28.55%          18.21%
--------------                       ------        ------          ------

* The S&P 500 Index(R), reflecting reinvestment of dividends, is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of Standard & Poor's Corporation.


                                                   -----------------------------
6                                                  Allmerica Investment Trust

Objectives, Strategies and Risks


                                Equity Index Fund
                                -----------------

[GRAPHIC APPEARS HERE]  Sub-Adviser: Allmerica Asset Management, Inc.

[GRAPHIC APPEARS HERE]  Investment Objective: The Fund seeks to achieve investment results that correspond to the aggregate price and yield performance of a representative selection of common stocks that are publicly traded in the United States.

[GRAPHIC APPEARS HERE]  Principal Investment Strategies: The Fund tries to achieve its objective by attempting to replicate the aggregate price and yield performance of the S&P 500 Index. Because of its policy of tracking the S&P 500 Index, the Fund does not follow traditional methods of active investment management, which involve buying and selling securities based upon analysis of economic and market factors. The method used to select investments for the Fund involves investing in common stocks in approximately the order of their weightings in the S&P 500 Index. Under normal circumstances, the Fund will hold approximately 500 different stocks included in the S&P 500 Index. The Fund will incur expenses that are not reflected in the performance results of the S&P 500 Index. Therefore, the return of the Fund may be lower than the return of the S&P 500 Index. These factors, among others, may result in "tracking error", which is a measure of the degree to which the Fund's results differ from the results of the S&P 500 Index.

[GRAPHIC APPEARS HERE]  Principal Risks:

                        . Company Risk

                        . Derivatives Risk

                        . Market Risk

See "Description of Principal Investment Risks."


The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

            Calendar Year Annual Total Returns [GRAPHIC APPEARS HERE]

                            [BAR CHART APPEARS HERE]

                  1991..............................    29.16%
                  1992..............................     7.25%
                  1993..............................     9.53%
                  1994..............................     1.06%
                  1995..............................    36.18%
                  1996..............................    22.30%
                  1997..............................    32.41%
                  1998..............................    28.33%
                  1999..............................    20.41%


During the period shown above the highest quarterly return was 21.41% for the quarter ended 12/31/98 and the lowest was (9.96)% for the quarter ended 9/30/98.

Performance Table
Average Annual Total Returns
(for the periods ending         Past        Past          Since Inception
December 31, 1999)              One Year    Five Years    (September 28, 1990)
------------------              --------    ----------    --------------------

Fund Shares                     20.41%      27.77%        20.66%
-----------                     ------      ------        ------

S&P 500 Index*                  21.03%      28.55%        21.35%
--------------                  ------      ------        ------

* The S&P 500 Index(R), reflecting reinvestment of dividends, is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of Standard & Poor's Corporation.


-----------------------------
Allmerica Investment Trust                                                     7

Objectives, Strategies and Risks

                                        Select Investment Grade Income Fund
                                        -----------------------------------
                                    (formerly the Investment Grade Income Fund)

[GRAPHIC APPEARS HERE]  Sub-Adviser: Allmerica Asset Management, Inc.


[GRAPHIC APPEARS HERE]  Investment Objective: The Fund seeks as high a level of total return, which includes capital appreciation as well as income, as is consistent with prudent investment management.

[GRAPHIC APPEARS HERE]  Principal Investment Strategies: To achieve its goal, the Fund invests in investment grade debt securities and money market instruments such as bonds and other corporate debt obligations; obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or money market instruments, including commercial paper, bankers acceptances and negotiable certificates of deposit. The Fund also may invest in mortgage-backed and asset-backed securities. The Fund may invest up to 25% of its assets in foreign securities (not including its investments in ADRs) and up to 25% of its assets in debt obligations of supranational entities.

                        Investment grade securities are rated in the four highest grades by Moody's Investors Services or Standard & Poor's Rating Services or unrated but determined by the Sub-Adviser to be of comparable quality. For more information about rating categories, see the Appendix to the Statement of Additional Information ("SAI"). The Fund may invest in securities with relatively long maturities as well as securities with shorter maturities.

                        The Sub-Adviser actively manages the portfolio with a view to producing a high level of total return for the Fund while avoiding undue risks to capital. The Sub-Adviser attempts to anticipate events leading to price or ratings changes through using in-depth fundamental credit research.

[GRAPHIC APPEARS HERE]  Principal Risks:

                        . Company Risk

                        . Interest Rate Risk

                        . Investment Management Risk

                        . Liquidity Risk

                        . Market Risk

                        . Prepayment Risk

See "Description of Principal Investment Risks."

The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

            Calendar Year Annual Total Returns [GRAPHIC APPEARS HERE]

                            [BAR CHART APPEARS HERE]


                       1990 .................... 8.02%
                       1991 ....................16.75%
                       1992 .................... 8.33%
                       1993 ....................10.80%
                       1994 ....................-2.96%
                       1995 ....................17.84%
                       1996 .................... 3.56%
                       1997 .................... 9.45%
                       1998 .................... 7.97%
                       1999 ....................-0.97%


During the period shown above the highest quarterly return was 6.02% for the quarter ended 6/30/95 and the lowest was (2.61)% for the quarter ended 3/31/94.


Performance Table
Average Annual Total Returns
(for the periods ending                   Past         Past           Past
December 31, 1999)                        One Year     Five Years     Ten Years
------------------                        --------     ----------     ---------

Fund Shares                               -0.97%       7.38%          7.69%
-----------                               ------       -----          -----

Lehman Brothers
Aggregate Bond Index*                     -0.83%       7.73%          7.69%
---------------------                     ------       -----          -----

* The Lehman Brothers Aggregate Bond Index(R) is an unmanaged index of fixed rate debt issues with an investment grade or higher rating at least one year to maturity and an outstanding par value of at least $25 million.


                                                   -----------------------------
8                                                  Allmerica Investment Trust

Objectives, Strategies and Risks


                                Government Bond Fund
                                --------------------

[GRAPHIC APPEARS HERE]  Sub-Adviser: Allmerica Asset Management, Inc.

[GRAPHIC APPEARS HERE]  Investment Objective: The Fund seeks high income, preservation of capital, and maintenance of liquidity primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government securities") and in related options, futures, and repurchase agreements.

                        Under normal conditions, at least 80% of the Fund's assets will be invested in U.S. Government securities.

[GRAPHIC APPEARS HERE]  Principal Investment Strategies: To pursue its objective, the Fund invests in U.S. Government securities, such as Treasury bills, notes, and bonds, which may differ only in their interest rates, maturities and times of issuance. The Fund also may invest in mortgage-backed government securities, other instruments secured by U.S. Government securities, asset-backed securities and separately-traded principal and interest components of U.S. Treasury securities. The Fund may invest up to 25% of its assets in debt obligations of supranational entities.

                        The Sub-Adviser selects securities for the portfolio with a view to producing a high level of current income while avoiding undue risks to capital. The Fund may invest in securities with relatively long maturities as well as securities with shorter maturities.

[GRAPHIC APPEARS HERE]  Principal Risks:

                        . Credit Risk

                        . Interest Rate Risk

                        . Investment Management Risk

                        . Market Risk

                        . Prepayment Risk

See "Description of Principal Investment Risks."

The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

            Calendar Year Annual Total Returns [GRAPHIC APPEARS HERE]

                            [BAR CHART APPEARS HERE]

                 1992.................................      6.59%
                 1993.................................      7.51%
                 1994.................................     -0.88%
                 1995.................................     13.06%
                 1996.................................      3.51%
                 1997.................................      7.08%
                 1998.................................      7.67%
                 1999.................................      0.23%


During the period shown above the highest quarterly return was 4.32% for the quarter ended 9/30/98 and the lowest was (1.49)% for the quarter ended 3/31/92.

Performance Table
Average Annual Total Returns
(for the periods ending              Past        Past          Since Inception
December 31, 1999)                   One Year    Five Years    (August 26, 1991)
------------------                   --------    ----------    -----------------

Fund Shares                          0.23%       6.22%         6.16%
-----------                          -----       -----         -----

Lehman Brothers
Intermediate Government
Bond Index*                          0.50%       6.93%         6.55%
-----------                          -----       -----         -----

* The Lehman Brothers Intermediate Government Bond Index(R) is an unmanaged index of U.S. Government and Agency bonds with remaining maturities of one to ten years.

-----------------------------
Allmerica Investment Trust

Objectives, Strategies and Risks


                                Money Market Fund
                                -----------------

[GRAPHIC APPEARS HERE]  Sub-Adviser: Allmerica Asset Management, Inc.

[GRAPHIC APPEARS HERE]  Investment Objective: The Fund seeks to obtain maximum current income consistent with preservation of capital and liquidity.

[GRAPHIC APPEARS HERE]  Principal Investment Strategies: The Fund seeks to achieve its objective by investing in high quality money market instruments such as obligations issued or guaranteed by the United States Government, its agencies, or instrumentalities; commercial paper; obligations of banks or savings and loan associations including bankers acceptances and certificates of deposit; repurchase agreements and cash and cash equivalents. The Fund may invest up to 25% of its assets in U.S. dollar denominated foreign debt securities and short-term instruments (not including investments in ADRs).

                        Any security purchased for the Fund must receive the highest or second highest quality rating by at least two recognized rating agencies or by one if only one has rated the security. If the security is unrated the security must be seen by the Sub-Adviser as having comparable quality. Portfolio securities will have a remaining maturity of 397 days or less and the portfolio is managed to maintain a dollar-weighted maturity of 90 days or less.

                        The Fund attempts to maintain a constant net asset value of $1.00 per share but it may not be able to do so due to adverse market conditions or other factors and it is possible for investors to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[GRAPHIC APPEARS HERE]  Principal Risks:

                        . Credit Risk

                        . Interest Rate Risk

                        . Investment Management Risk

                        . Market Risk

See "Description of Principal Investment Risks."

The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

            Calendar Year Annual Total Returns[GRAPHIC APPEARS HERE]

                            [BAR CHART APPEARS HERE]


8.17%   6.22%   3.78%   3.00%   3.93%   5.84%   5.36%   5.47%   5.51%   5.19%
-----   -----   -----   -----   -----   -----   -----   -----   -----   -----
1990    1991    1992    1993    1994    1995    1996    1997    1998    1999


During the period shown above the highest quarterly return was 2.01% for the quarter ended 06/30/90 and the lowest was 0.73% for the quarter ended 6/30/93.


Performance Table

Average Annual Total Returns
(for the periods ending                      Past          Past          Past
December 31, 1999)                        One Year    Five Years    Ten Years
------------------                        --------    ----------    ---------

  Fund Shares                                5.19%         5.47%        5.23%
  -----------                                -----         -----        -----

  IBC/Donoghue First Tier
  Money Market Index*                        4.57%         4.97%        4.79%
  -------------------                        -----         -----        -----

* IBC/Donoghue is an independent firm that tracks regulated money market funds on a yield, shareholder, assets size and portfolio allocation basis.

The Fund's 7-day yield ending December 31, 1999 was 5.57%.


                                                 -------------------------------
                                                   Allmerica Investment Trust
10

                                 Expense Summary

Expenses are one of several factors to consider when investing in a Fund. Expenses shown are based on expenses incurred in respect of shares of the Funds for the 1999 fiscal year. The Examples show the cumulative expenses attributable to a hypothetical $10,000 investment in each Fund over specified periods.

Fees and Expenses of the Funds

This table describes the fees and expenses that you may pay if you invest in the Funds. Please note that the expenses listed below do not include the expenses of the applicable variable insurance product that you are purchasing. You should refer to the variable insurance product prospectus for more information relating to the fees and expenses of that product, which are in addition to the expenses of the Funds.

                                                               Annual Fund Operating Expenses
                                           Shareholder      (expenses deducted from Fund assets)              Total Annual
                                              Fees                                                                   Fund
                                      (fees paid directly     Management      Distribution           Other         Operating
                                     from your investment)       Fees         (12b-1) Fees          Expenses        Expenses
                                     ---------------------       ----         ------------          --------        --------
 Select Aggressive Growth Fund                None              0.81%*            None               0.06%        0.87%(1),(2)*
 -----------------------------                ----              -----             ----               -----

 Select International Equity Fund             None              0.89%             None               0.13%        1.02%(1),(2)
 --------------------------------             ----              -----             ----               -----

 Core Equity Fund                             None              0.43%             None               0.05%        0.48%(1),(2)
 ----------------                             ----              -----             ----               -----

 Equity Index Fund                            None              0.28%             None               0.07%        0.35%(1)
 -----------------                            ----              -----             ----               -----

 Select Investment Grade Income Fund          None              0.43%             None               0.07%        0.50%(1)
 -----------------------------------          ----              -----             ----               -----

 Government Bond Fund                         None              0.50%             None               0.12%        0.62%(1)
 --------------------                         ----              -----             ----               -----

 Money Market Fund                            None              0.24%             None               0.05%        0.29%(1)
 -----------------                            ----              -----             ----               -----

* Effective September 1, 1999, the management fee rate for the Select Aggressive Growth Fund was revised. The Management Fee and Total Annual Fund Operating Expense ratios shown in the table above have been adjusted to assume that the revised rate took effect on January 1, 1999.

(1) Through December 31, 2000, Allmerica Financial Investment Management Services, Inc. (the "Manager") has declared a voluntary expense limitation of 1.35% of average net assets for the Select Aggressive Growth Fund, 1.50% for the Select International Equity Fund, 1.20% for the Core Equity Fund, 1.00% for the Select Investment Grade Income Fund and Government Bond Fund, and 0.60% for the Equity Index Fund and Money Market Fund. The total operating expenses of these Funds of the Trust were less than their respective expense limitations throughout 1999.

     The declaration of a voluntary management fee or expense limitation in any year does not bind the Manager to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.

(2) These Funds have entered into agreements with brokers whereby brokers rebate a portion of commissions. Had these amounts been treated as reductions of expenses, the total annual fund operating expense ratios would have been 0.88% for the Select Aggressive Growth Fund, 1.01% for the Select International Equity Fund, and 0.45% for the Core Equity Fund.

-----------------------------
Allmerica Investment Trust

Example

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

  Fund                                   1 Year    3 Years    5 Years   10 Years
  ----                                   ------    -------    -------   --------

  Select Aggressive Growth Fund             $93       $291       $506    $1,123
  -----------------------------             ---       ----       ----    ------

  Select International Equity Fund         $105       $326       $566    $1,253
  --------------------------------         ----       ----       ----    ------

  Core Equity Fund                          $49       $154       $269      $605
  ----------------                          ---       ----       ----      ----

  Equity Index Fund                         $36       $113       $197      $444
  -----------------                         ---       ----       ----      ----

  Select Investment Grade Income Fund       $51       $161       $280      $629
  -----------------------------------       ---       ----       ----      ----

  Government Bond Fund                      $64       $199       $347      $776
  --------------------                      ---       ----       ----      ----

  Money Market Fund                         $30       $93        $163      $369
  -----------------                         ---       ---        ----      ----


                                                   -----------------------------
                                                     Allmerica Investment Trust
12

               [GRAPHIC] Description of Principal Investment Risks
               ---------------------------------------------------

The following is a summary of the principal risks of investing in a Fund and the factors likely to cause the value of your investment in the Fund to decline. The principal risks applicable to each Fund are identified under "Fund Summaries". There are also many factors that could cause the value of your investment in a Fund to decline which are not described here. It is important to remember that there is no guarantee that the Funds will achieve their investment objective, and an investor in any of the Funds could lose money.

Company Risk

A Fund's equity and fixed income investments in a company often fluctuate based on:

 . the firm's actual and anticipated earnings,

 . changes in management, product offerings and overall financial strength and

 . the potential for takeovers and acquisitions.

This is due to the fact that prices of securities react to the fiscal and business conditions of the company that issued the securities. Factors affecting a company's particular industry, such as increased production costs, also may affect the value of its securities.

Smaller companies with market capitalizations of less than $1 billion or so are more likely than larger companies to have limited products lines or smaller markets for their goods and services. Small company stocks may not trade very actively, and their prices may fluctuate more than stocks of other companies as a result of lower liquidity. They may depend on a small or inexperienced management group. Stocks of smaller companies also may be more vulnerable to negative changes than stocks of larger companies.

Credit Risk

Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. There are different levels of credit risk. Funds that invest in lower-rated securities have higher levels of credit risk. The price of a fixed income security can be expected to fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or there is negative news that affects the market's perception of the issuer's credit risk.

Currency Risk

This is the risk that the value of a Fund's investments may decline due to fluctuations in exchange rates between the U.S. dollar and foreign currencies. Funds that invest in securities denominated in or are receiving revenues in foreign currencies are subject to currency risk. There is often a greater risk of currency fluctuations and devaluations in emerging markets countries.

Derivatives Risk

A Fund may use derivatives to hedge against an opposite position that the Fund also holds. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When a Fund uses derivatives to hedge, it takes the risk that changes in the value of the derivative will not match those of the asset being hedged. Incomplete correlation can result in unanticipated losses. A Fund may also use derivatives as an investment vehicle to gain market exposure. Gains or losses from derivative investments may be substantially greater than the derivative's original cost. When a Fund uses derivatives, it is also subject to the risk that the other party to the agreement will not be able to perform. Additional risks associated with derivatives include mispricing and improper valuation.


-----------------------------
Allmerica Investment Trust

Foreign Investment Risk

Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Funds investing in foreign securities may experience rapid changes in value. One reason for this volatility is that the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Enforcing legal rights may be difficult, costly and slow in foreign countries. Also, foreign companies may not be subject to governmental supervision or accounting standards comparable to those applicable to U.S. companies, and there may be less public information about their operations.

Interest Rate Risk

When interest rates rise, the prices of fixed income securities in a Fund's portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Fund's portfolio will generally rise. Even Funds that invest in the highest quality debt securities are subject to interest rate risk. Interest rate risk usually will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities.

Investment Management Risk

Investment management risk is the risk that a Fund does not achieve its investment objective, even though the Sub-Adviser uses various investment strategies and techniques.

Liquidity Risk

This is the risk that a Fund will not be able to sell a security at a reasonable price because there are too few people who actively buy and sell, or trade, that security on a regular basis. Liquidity risk increases for Funds investing in foreign investments (especially emerging markets securities), smaller companies, lower credit quality bonds (also called "junk bonds"), restricted securities, over-the-counter securities and derivatives.

Market Risk

This is the risk that the price of a security held by a Fund will fall due to changing economic, political or market conditions or to factors affecting investor psychology.

Prepayment Risk

While mortgage-backed securities may have a stated maturity, their expected maturities may vary when interest rates rise or fall. When interest rates fall, homeowners are more likely to prepay their mortgage loans which may result in an unforeseen loss of future interest income to a Fund. Also, because prepayments increase when interest rates fall, the prices of mortgage-backed securities do not increase as much as other fixed income securities when interest rates fall.


                                                   -----------------------------
                                                     Allmerica Investment Trust
14

                      [GRAPHIC] Other Investment Strategies
                      -------------------------------------

The Fund Summaries starting on page 3 describe the investment objective and the principal investment strategies and risks of each Fund. The Funds may at times use the following investment strategies. Attached as an Appendix is a chart with a listing of various investment techniques and strategies that the Sub-Advisers of the Funds may utilize. A Fund may decide that it is in the best interests of shareholders to make changes to its investment objective and strategies described in this Prospectus. These investment objectives and strategies may be changed with the approval of the Board of Trustees, but without shareholder approval.

Derivative Investments. (applicable to each Fund except the Money Market Fund) Instead of investing directly in the types of portfolio securities described in the Summary, each Fund, except the Money Market Fund, may buy or sell a variety of "derivative" investments to gain exposure to particular securities or markets. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. A Fund's Sub-Adviser will sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives to enhance returns, which increases opportunities for gain but also involves greater risk.

Foreign Investments. (applicable to each Fund except the Government Bond Fund) Each Fund, except the Government Bond Fund, may invest all or a substantial part of its portfolio in securities of companies that are located or primarily doing business in a foreign country. A company is considered to be located in a foreign country if it is organized under the laws of, or has a principal office in, that country. A company is considered as primarily doing business in a country if (i) the company derives at least 50% of its gross revenues or profits from either goods or services produced or sold in the country or (ii) at least 50% of the company's assets are situated in the country. A Fund may invest in foreign securities either directly or indirectly through the use of depositary receipts, such as ADRs. Depositary receipts are generally issued by banks or trust companies and evidence ownership of underlying foreign securities. An ADR may be sponsored by the issuer of the underlying foreign security or it may be issued in unsponsored form. The holder of a sponsored ADR is likely to receive more frequent and extensive financial disclosure concerning the foreign issuer than the holder of an unsponsored ADR and generally will bear lower transaction charges. The Select International Equity Fund may also purchase foreign securities through European Depositary Receipts and Global Depositary Receipts.

Lending of Securities. (applicable to all Funds) To realize additional income, the Funds may lend portfolio securities to broker-dealer or financial institutions in an amount up to 33 1/3% of a Fund's total assets. While any such loan is outstanding, a Fund will continue to receive amounts equal to the interest or dividends paid by the issuer on the securities, as well as interest (less any rebates to be paid to the borrower) on the investment of the collateral or a fee from the borrower. Each Fund will have the right to call each loan and obtain the securities. Lending portfolio securities involves possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral.


-----------------------------
Allmerica Investment Trust

Restricted Securities. (applicable to all Funds) The Funds may purchase securities that are not registered under Federal securities law ("restricted securities"), but can be offered and sold to certain "qualified institutional buyers". Each Fund will not invest more than 15% (10% for the Money Market Fund) of its net assets in restricted securities (and securities deemed to be illiquid). These limits do not apply if the Board of Trustees determines that the restricted securities are liquid. The Board of Trustees has adopted guidelines and delegated to the Manager the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, retains sufficient oversight and is ultimately responsible for the determinations. This investment practice could increase the level of illiquidity in a Fund if buyers lose interest in restricted securities. As a result, a Fund might not be able to sell these securities when its Sub-Adviser wants to sell, or might have to sell them at less than fair value. In addition, market quotations for these securities are less readily available.

Temporary Defensive Strategies. At times a Sub-Adviser may determine that market conditions make it desirable temporarily to suspend a Fund's normal investment activities. This is when the Fund may temporarily invest in a variety of lower-risk securities, such as U.S. Government and other high quality bonds and short-term debt obligations. Such strategies attempt to reduce changes in the value of the Fund's shares. The Fund may not achieve its investment objective while these strategies are in effect.

Frequent Trading. Certain Funds from time to time may engage in active and frequent trading to achieve their investment objective. Frequent trading increases transaction costs, which could detract from the Fund's performance.


                                                   -----------------------------
                                                     Allmerica Investment Trust
16

                        [GRAPHIC] Management of the Funds
                        ---------------------------------

The Trust is governed by a Board of Trustees. Allmerica Financial Investment Management Services, Inc. is the investment Manager of the Trust responsible for managing the Trust's day-to-day business affairs. The Manager is located at 440 Lincoln Street, Worcester, MA 01653. The Manager and its predecessor, Allmerica Investment Management Company, Inc., have been managing mutual funds since 1985. The Manager currently serves as investment manager to one other mutual fund. Sub-Advisers have been hired to manage the investments of the Funds. The Trust and Manager have obtained an order of exemption from the SEC that permits the Manager to enter into and materially amend sub-advisory agreements with non-affiliated Sub-Advisers without obtaining shareholder approval. The Manager has ultimate responsibility to oversee Sub-Advisers. The Manager has the ability, subject to approval of the Trustees, to hire and terminate Sub-Advisers and to change materially the terms of the Sub-Adviser Agreements, including the compensation paid to the Sub-Advisers. The Sub-Advisers have been selected by the Manager and Trustees with the help of BARRA RogersCasey, Inc., a pension consulting firm. The fees earned by each Sub-Adviser and BARRA RogersCasey are paid by the Manager. The performance by the Sub-Advisers is reviewed quarterly by a committee of the Board of Trustees, with assistance from BARRA RogersCasey.

The following table provides information about each Fund's Sub-Adviser:


           Fund Name,
   Sub-Adviser Name and Address                                              Experience
   ----------------------------                                              ----------
Select Aggressive Growth Fund                          Has over $41 billion assets under management as of December
Nicholas-Applegate Capital Management, L.P.            31, 1999. Founded in 1984. Clients include employee benefit
600 West Broadway, Suite 2900                          and retirement plans, foundations, investment companies and
San Diego, CA 92101                                    individuals.

Select International Equity Fund                       Managed over $50 billion in global securities as of December
Bank of Ireland Asset Management (U.S.) Ltd.           31, 1999. Founded in 1966. Provides international investment
26 Fitzwilliam Place, Dublin 2,                        management services.
Ireland and 20 Horseneck Lane
Greenwich, CT 06830

Core Equity Fund                                       Organized in 1969, and is now a division of Morgan Stanley
Miller Anderson & Sherrerd, LLP                        Dean Witter Investment Management ("MSDWIM"). Provides
One Tower Bridge                                       investment advisory services to employee benefit plans, endowment funds,
West Conshohocken, PA 19428                            foundations and other institutional investors. MSDWIM had $184 billion in assets under management as of December 31, 1999.


-----------------------------
Allmerica Investment Trust
17


            Fund Name,
    Sub-Adviser Name and Address                       Experience
    ----------------------------                       ----------
Equity Index Fund                                      Incorporated in 1993. Had $13.3 billion in assets under
Allmerica Asset Management, Inc.                       management as of December 31, 1999. Serves as investment
440 Lincoln Street                                     adviser to investment companies and affiliated insurance
Worcester, MA 01653                                    company accounts.

Select Investment Grade Income Fund                    See Equity Index Fund above
Allmerica Asset Management, Inc.
440 Lincoln Street
Worcester, MA 01653

Government Bond Fund                                   See Equity Index Fund above
Allmerica Asset Management, Inc.
440 Lincoln Street
Worcester, MA 01653

Money Market Fund                                      See Equity Index Fund above
Allmerica Asset Management, Inc.
440 Lincoln Street
Worcester, MA 01653

For a sample listing of certain of the Sub-Advisers' clients, see "Investment Management and Other Services" in the SAI.


                                                   -----------------------------
                                                     Allmerica Investment Trust
18

The following individuals or groups of individuals are primarily responsible for the day-to-day management of the Funds' portfolios:


 Fund Name and                         Name and Title of               Service with            Business Experience
 Sub-Adviser Name                      Portfolio Manager(s)            Sub-Adviser             for Past Five Years
 ----------------                      --------------------            -----------             -------------------
Select Aggressive Growth Fund          Lawrence S. Speidell, Partner   1994 - Present          Director of Global/Systematic
Nicholas-Applegate Capital                                                                     Portfolio Management and
Management, L.P. ("NACM")                                                                      Research at NACM. Prior
                                                                                               to joining NACM, he spent
                                                                                               ten years with Batterymarch
                                                                                               Financial Management.

                                       John J. Kane, Partner           1994 - Present          Senior Portfolio Manager for the
                                                                                               U.S. Systematic portfolios at NACM.
                                                                                               Prior to joining NACM in 1994, he
                                                                                               was employed by ARCO Invest-
                                                                                               Management Company and General
                                                                                               Electric.

                                       Mark W. Stuckelman,             1995 - Present          Portfolio Manager for the
                                       Portfolio Manager                                       U.S. Systematic portfolios at NACM.
                                                                                               Prior to joining NACM, he was
                                                                                               employed for five years with Wells
                                                                                               Fargo Bank, Fidelity Management
                                                                                               Trust Co., and BARRA, Inc.

Select International Equity Fund       Christopher Reilly,            1980 - Present           Since 1985, he has had
   Bank of Ireland Asset Management    Chief Investment Officer                                overall responsibility for asset
   (U.S.) Limited ("BIAM")                                                                     management. He previously
                                                                                               worked in the United
                                                                                               Kingdom in stockbrokering
                                                                                               and investment management.

                                       Michael McCarthy,              1997 - Present           Mr. McCarthy rejoined BIAM
                                       Portfolio Manager                                       in 1997 from a major life assurance
                                                                                               Company where he was Head of
                                                                                               Asset Management. Prior to this, he
                                                                                               worked for BIAM in the U.K. in a
                                                                                               senior portfolio management capacity.



                                       Peter Wood, Senior             1985 - Present           Prior to 1985, he spent five
                                       Portfolio Manager                                       years with another leading
                                                                                               investment management firm.
                                                                                               He is now responsible for
                                                                                               portfolio construction at BIAM.

                                       Jane Neill, Senior             1994 - Present           Previously, she was Chief
                                       Equity Analyst                                          Investment Officer with
                                                                                               another leading Irish investment
                                                                                               management firm.


-----------------------------
Allmerica Investment Trust


 Fund Name and                   Name and Title of             Service with             Business Experience
Sub-Adviser Name                 Portfolio Manager(s)          Sub-Adviser              for Past Five Years
----------------                 --------------------          -----------              -------------------
Core Equity Fund                 Gary G. Schlarbaum,           1987 - Present           He has served on a committee
Miller Anderson & Sherrerd, LLP  CFA and Managing Director                              of fund managers since 1993.
("MAS")                                                                                 Prior to 1987, Mr. Schlarbaum was
                                                                                        employed by First Chicago
                                                                                        Investment Advisors from 1984 -
                                                                                        1987.

                                 Robert J. Marcin,             1988 - Present           Prior to joining MAS in 1988,
                                 CFA and Managing Director                              Mr. Marcin was an Account
                                                                                        Executive at Smith Barney Harris
                                                                                        Upham and Company, Inc.

                                 Brian Kramp,                  1997 - Present           Mr. Kramp was employed
                                 CFA and Vice President                                 as an analyst and portfolio
                                                                                        manager by Meridian Investment
                                                                                        Company from 1985 - 1997.

                                 James J. Jolinger, Principal  1994 - Present           He has served on the fund
                                                                                        managers committee since 1997.
                                                                                        Prior to 1994, Mr. Jolinger was
                                                                                        employed by Oppenheimer Capital as
                                                                                        an Equity Analyst from 1987 to
                                                                                        1994.

                                 Arden C. Armstrong,           1986 - Present           Prior to joining MAS,
                                 CFA and Managing Director                              Ms. Armstrong was employed
                                                                                        by Evans Economics, Inc.

                                 Chris Leavy,                  1997 - Present           Prior to joining MAS, Mr. Leavy
                                 CFA and Vice President                                 was employed by Capitoline
                                                                                        Investment Services as a portfolio
                                                                                        Manager from 1995-1997.

                                 Steven Epstein,               1996 - Present           Prior to joining MAS, Mr. Epstein
                                 Vice President                                         attended the Wharton School,
                                                                                        University of Pennsylvania from
                                                                                        1994-1996, receiving an MBA.

                                 Eric F. Scharpf,              1997 - Present           Prior to joining MAS, Mr. Scharpf
                                 Vice President                                         attended the Whartonm School,
                                                                                        University of Pennsylvania from
                                                                                        1995-1997 receiving an MBA, and
                                                                                        served as a Financial Analyst for
                                                                                        Salomon Brothers from 1993-1995.

Select Investment Grade Income   Ann K. Tripp,                 1987 - Present           She was a Portfolio Manager
 Fund Allmerica Asset            Vice President                                         for AAM prior to becoming a
 Management, Inc. ("AAM")                                                               Vice President.

Government Bond Fund             Richard J. Litchfield,        1995 - Present           He was a mortgage-backed
Allmerica Asset Management, Inc. CFA and Vice President                                 securities analyst and trader
("AAM")                                                                                 at Keystone Investments, Inc.
                                                                                        prior to joining AAM.

Equity Index Fund and            John C. Donohue,              1995 - Present           He was a portfolio manager
Money Market Fund                Vice President                                         at CS First Boston Investment
Allmerica Asset Management, Inc.                                                        Management prior to joining
("AAM")                                                                                 AAM.

                                                  -----------------------------
                                                    Allmerica Investment Trust
20

For the fiscal year ended December 31, 1999, the Funds paid the Manager the fees shown in the table below:

                                                                      Fee (as a percentage of
Fund                                                                    average net assets)
----                                                                    -------------------
Select Aggressive Growth Fund                                                   0.85%
-----------------------------                                                   -----

Select International Equity Fund                                                0.89%
--------------------------------                                                -----

Core Equity Fund                                                                0.43%
----------------                                                                -----

Equity Index Fund                                                               0.28%
-----------------                                                               -----

Investment Grade Income Fund (renamed the
Select Investment Grade Income Fund)                                            0.43%
-----------------------------------------                                       -----

Government Bond Fund                                                            0.50%
--------------------                                                            -----

Money Market Fund                                                               0.24%
-----------------                                                               -----

For the fiscal year ended December 31, 1999, the Manager paid each Sub-Adviser aggregate fees as set forth below:

                                                                                                  Fee (as a percentage of
Sub-Adviser                                                                                         average net assets)
-----------                                                                                         -------------------
Nicholas-Applegate Capital Management, L.P. (Select Aggressive Growth Fund)                                0.48%
---------------------------------------------------------------------------                                -----

Bank of Ireland Asset Management (U.S.) Limited (Select International Equity Fund)                         0.30%
----------------------------------------------------------------------------------                         -----

Miller Anderson & Sherrerd, LLP (Core Equity Fund)                                                         0.21%
--------------------------------------------------                                                         -----

Allmerica Asset Management, Inc. (Equity Index Fund)                                                       0.09%
----------------------------------------------------                                                       -----

Allmerica Asset Management, Inc. (Investment Grade Income Fund - renamed
the Select Investment Grade Income Fund)                                                                   0.20%
------------------------------------------------------------------------                                   -----

Allmerica Asset Management, Inc. (Government Bond Fund)                                                    0.18%
-------------------------------------------------------                                                    -----

Allmerica Asset Management, Inc. (Money Market Fund)                                                       0.09%
----------------------------------------------------                                                       -----

-----------------------------
Allmerica Investment Trust

                             Pricing of Fund Shares
                             ----------------------

The Funds sell and redeem their shares at a price equal to their net asset value ("NAV") without paying any sales or redemption charges. The NAV of a share is computed by adding the current value of all the Fund's assets, subtracting its liabilities and dividing by the number of its outstanding shares. NAV is computed once daily at the close of regular trading on the New York Stock Exchange each day the Exchange is open - normally 4:00 p.m. Eastern Time. Orders for the purchase or redemption of shares are filled at the next NAV computed after an order is received by the Fund. The Funds do not accept orders or compute their NAV's on days when the Exchange is closed.

Equity securities are valued based on market value if market quotations are readily available. Debt securities (other than short-term obligations) normally are valued based on pricing service valuations. All securities of the Money Market Fund are valued at amortized cost. Debt obligations in the other Funds with a remaining maturity of 60 days or less are valued at amortized cost when amortized cost is considered to represent fair value. Values for short-term obligations of the other Funds having a remaining maturity of more than 60 days are based upon readily available market quotations. In other cases, debt and equity securities and any other assets are valued at their fair value following procedures approved by the Trustees.

Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund's shares may change on days when shareholders will not be able to buy or sell shares.


                        Purchase and Redemption of Shares
                        ---------------------------------

Shares of the Funds currently are purchased only by Separate Accounts which are the funding mechanisms for variable annuity contracts and variable life insurance policies. The Distributor, Allmerica Investments, Inc., at its expense, may provide promotional incentives to dealers who sell variable annuity contracts which invest in the Funds. The Trust has obtained an exemptive order from the Securities and Exchange Commission to permit Fund shares to be sold to variable annuity and variable life insurance separate accounts of both affiliated and unaffiliated life insurance companies and certain qualified pension and retirement plans. Material irreconcilable conflicts may arise among various insurance policy owners and plan participants. The Trustees will monitor events to identify any material conflicts and determine if any action should be taken to resolve such conflict.

No fee is charged by the Trust on redemption. The variable contracts funded through the Separate Accounts are sold subject to certain fees and charges which may include sales and redemption charges. See the prospectuses for the variable insurance products.

Normally, redemption payments will be made within seven days after the Trust receives a written redemption request. Redemptions may be suspended when trading on the New York Stock Exchange is restricted or when permitted by the Securities and Exchange Commission.


                                                    ----------------------------
                                                      Allmerica Investment Trust

                             Distributions and Taxes
                             -----------------------

Distributions

Each Fund pays out substantially all of its net investment income and net capital gains to shareholders each year. Net investment income is paid quarterly in the case of the Growth Fund, Equity Index Fund, Investment Grade Income Fund and Government Bond Fund; annually in the case of the Select Aggressive Growth Fund and Select International Equity Fund; and daily in the case of the Money Market Fund. Distributions of net capital gains for the year, if any, are made annually. All dividends and capital gain distributions are applied to purchase additional Fund shares at net asset value as of the payment date. Fund shares are held by the Separate Accounts and any distributions are reinvested automatically by the Separate Accounts.

Taxes

The Trust seeks to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies so that the Trust will not be subject to federal income tax. Under current tax law, dividend or capital gain distributions from any Fund are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. Withdrawals from a contract generally are subject to ordinary income tax and, in many cases, to an additional 10% penalty tax on withdrawals before age 59 1/2. Tax consequences to investors in the Separate Accounts which are invested in the Trust are described in more detail in the prospectuses for those accounts.



                          Allmerica Investment Trust 23

                       This page left blank intentionally.


                                                    ----------------------------
                                                      Allmerica Investment Trust
24

                         [GRAPHIC] Financial Highlights


                           Allmerica Investment Trust

     FINANCIAL HIGHLIGHTS - For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------


                       Income from Investment Operations                             Less Distributions
                 --------------------------------------------- -----------------------------------------------------------------
                                       Net Realized
                    Net                    and                            Distributions
                   Asset       Net      Unrealized             Dividends    from Net
                   Value   Investment  Gain (Loss)  Total from  from Net    Realized    Distributions
   Year Ended    Beginning   Income         on      Investment Investment    Capital         in          Return of     Total
  December 31,    of Year  (Loss)(/1/) Investments  Operations   Income       Gains        Excess         Capital  Distributions
  ------------   --------- ----------- ------------ ---------- ---------- ------------- -------------    --------- -------------
     Select
   Aggressive
  Growth Fund
      1999         2.460     (0.012)      0.963       0.951          --          --            --            --           --
      1998         2.225     (0.008)      0.243       0.235          --          --            --            --           --
      1997         2.037     (0.009)      0.387       0.378          --      (0.182)       (0.008)(/2/)      --       (0.190)
      1996         1.848     (0.009)      0.351       0.342          --      (0.153)           --            --       (0.153)
      1995         1.397     (0.001)      0.452       0.451          --          --            --            --           --
     Select
 International
  Equity Fund
      1999         1.542      0.012       0.477       0.489          --          --            --            --           --
      1998         1.341      0.014       0.207       0.221      (0.020)         --            --            --       (0.020)
      1997         1.356      0.015       0.049       0.064      (0.019)     (0.046)       (0.014)(/3/)      --       (0.079)
      1996         1.136      0.011       0.238       0.249      (0.012)     (0.003)       (0.014)(/3/)      --       (0.029)
      1995         0.963      0.013       0.176       0.189      (0.011)     (0.005)           --            --       (0.016)
                    Net
                  Increase
                 (Decrease)
                     in
   Year Ended    Net Asset
  December 31,     Value
  ------------   ----------
     Select
   Aggressive
  Growth Fund
      1999          0.951
      1998          0.235
      1997          0.188
      1996          0.189
      1995          0.451
     Select
 International
  Equity Fund
      1999          0.489
      1998          0.201
      1997         (0.015)
      1996          0.220
      1995          0.173

------------------
(A) Including reimbursements, waivers, and reductions.
(B) Excluding reductions. Certain Portfolios have entered into varying arrange-ments with brokers who reduced a portion of the Portfolio's expenses.
(C) Excluding reimbursements and reductions.
(1) Net investment income (loss) per share before reimbursement of fees by the investment adviser or reductions were $(0.013) in 1999, $(0.009) in 1998 and $(0.010) in 1997 for Select Aggressive Growth Fund; and $0.011 in 1999, $0.014 in 1998, $0.015 in 1997 and $0.011 in 1996 for Select International Equity Fund.
(2) Distributions in excess of net realized capital gains.
(3) Distributions in excess of net investment income.



                           Allmerica Investment Trust

                            Ratios/Supplemental Data
        -----------------------------------------------------
                          Ratios To Average Net Assets
               ----------------------------------------

Net Asset          Net Assets
  Value              End of        Net                                                 Portfolio
 End of    Total     Period    Investment    Operating Expenses     Management Fee     Turnover
 Period    Return   (000's)   Income (Loss)  (A)     (B)     (C)     Gross     Net       Rate
---------  ------  ---------- ------------- ------  ------  ------  --------  -------  ---------
  3.411    38.66%   1,015,699     (0.46)%     0.88%   0.91%   0.91%    0.85%     0.85%    101%
  2.460    10.56%     752,741     (0.36)%     0.92%   0.95%   0.95%    0.88%     0.88%     99%
  2.225    18.71%     604,123     (0.45)%     0.99%   1.04%   1.04%    0.95%     0.95%     95%
  2.037    18.55%     407,442     (0.53)%     1.08%   1.08%   1.08%    1.00%     1.00%    113%
  1.848    32.28%     254,872     (0.07)%     1.09%     --    1.09%    1.00%     1.00%    104%
  2.031    31.71%     679,341      0.69%      1.01%   1.02%   1.02%    0.89%     0.89%     18%
  1.542    16.48%     505,553      0.99%      1.01%   1.02%   1.02%    0.90%     0.90%     27%
  1.341     4.65%     397,915      1.17%      1.15%   1.17%   1.17%    0.97%     0.97%     20%
  1.356    21.94%     246,877      1.22%      1.20%   1.23%   1.23%    1.00%     1.00%     18%
  1.136    19.63%     104,312      1.68%      1.24%     --    1.24%    1.00%     1.00%     24%



                           Allmerica Investment Trust

     FINANCIAL HIGHLIGHTS - For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                          Income from Investment Operations                            Less Distributions
                    --------------------------------------------- ----------------------------------------------------------------
                                          Net Realized
                       Net                    and
                      Asset       Net      Unrealized             Dividends  Distributions
                      Value   Investment  Gain (Loss)  Total from  from Net    from Net    Distributions    Return
    Year Ended      Beginning   Income         on      Investment Investment   Realized         in            of         Total
   December 31,     of Period (Loss)(/2/) Investments  Operations   Income   Capital Gains    Excess        Capital  Distributions
 -----------------  --------- ----------- ------------ ---------- ---------- ------------- -------------    -------  -------------
 Growth Fund(/1/)
       1999           2.825      0.020       0.779       0.799      (0.020)     (0.294)            --            --     (0.314)
       1998           2.416      0.028       0.436       0.464      (0.028)     (0.027)            --            --     (0.055)
       1997           2.333      0.039       0.540       0.579      (0.038)     (0.458)            --            --     (0.496)
       1996           2.176      0.047       0.386       0.433      (0.048)     (0.228)            --            --     (0.276)
       1995           1.814      0.049       0.539       0.588      (0.049)     (0.177)            --            --     (0.226)
 Equity Index Fund
       1999           3.408      0.036       0.656       0.692      (0.035)     (0.005)            --            --     (0.040)
       1998           2.753      0.035       0.741       0.776      (0.034)     (0.087)            --            --     (0.121)
       1997           2.165      0.034       0.664       0.698      (0.033)     (0.077)            --            --     (0.110)
       1996           1.827      0.035       0.370       0.405      (0.035)     (0.032)            --            --     (0.067)
       1995           1.468      0.035       0.474       0.509      (0.035)     (0.047)        (0.002)(/3/)  (0.066)    (0.150)
                       Net
                     Increase
                    (Decrease)
                        in
    Year Ended      Net Asset
   December 31,       Value
------------------- ----------
 Growth Fund(/1/)
       1999           0.485
       1998           0.409
       1997           0.083
       1996           0.157
       1995           0.362
 Equity Index Fund
       1999           0.652
       1998           0.655
       1997           0.588
       1996           0.338
       1995           0.359

------------------------------------
(A)  Including reimbursements and reductions.
(B) Excluding reductions. Certain Portfolios have entered into varying arrangements with brokers who reduced a portion of the Portfolio's expenses.
(C)  Excluding reimbursements and reductions.
(1) Effective May 1, 2000, the name of the Growth Fund was changed to the Core Equity Fund.
(2) Net investment income (loss) per share before reimbursement of fees by the investment adviser or reductions were $0.019 in 1999, $0.027 in 1998, $0.038 in 1997 and $0.046 in 1996 for Growth Fund.
(3)  Distributions in excess of net realized capital gains.



                           Allmerica Investment Trust

                            Ratios/Supplemental Data
           --------------------------------------------------------------
                           Ratios To Average Net Assets
                   ------------------------------------------------
                   Net Assets
Net Asset            End of        Net        Operating       Management   Portfolio
Value End   Total    Period    Investment      Expenses          Fee       Turnover
of Period  Returns  (000's)   Income (Loss) (A)   (B)   (C)   Gross  Net     Rate
---------  ------- ---------- ------------- ----  ----  ----  -----  ----  ---------
  3.310     29.33% 1,076,297      0.65%     0.45% 0.48% 0.48% 0.43%  0.43%    116%
  2.825     19.32%   860,333      1.08%     0.46% 0.49% 0.49% 0.44%  0.44%    100%
  2.416     25.14%   728,679      1.48%     0.47% 0.49% 0.49% 0.43%  0.43%     79%
  2.333     20.19%   556,751      2.04%     0.48% 0.51% 0.51% 0.44%  0.44%     72%
  2.176     32.80%   444,871      2.34%     0.54%   --  0.54% 0.46%  0.46%     64%
  4.060     20.41%   638,230      0.98%     0.35% 0.35% 0.35% 0.28%  0.28%     21%
  3.408     28.33%   481,877      1.17%     0.36% 0.36% 0.36% 0.29%  0.29%      6%
  2.753     32.41%   297,191      1.38%     0.44% 0.44% 0.44% 0.31%  0.31%      9%
  2.165     22.30%   151,130      1.79%     0.46% 0.46% 0.46% 0.32%  0.32%     12%
  1.827     36.18%    90,889      1.96%     0.55%   --  0.55% 0.34%  0.34%      8%



                           Allmerica Investment Trust

     FINANCIAL HIGHLIGHTS - For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                              Income from Investment Operations                             Less Distributions
                  --------------------------------------------------------- ------------------------------------------------------
                                         Net Realized
                     Net                     and                            Distributions
                    Asset       Net       Unrealized             Dividends    from Net
                    Value    Investment  Gain (Loss)  Total from  from Net    Realized    Distributions
   Year Ended     Beginning    Income         on      Investment Investment    Capital         in          Return of     Total
  December 31,     of Year     (Loss)    Investments  Operations   Income       Gains        Excess         Capital  Distributions
  ------------    --------- ------------ ------------ ---------- ---------- ------------- -------------    --------- -------------
Investment Grade
Income Fund(1)
      1999          1.132      0.068        (0.079)     (0.011)    (0.069)      (0.001)          --            --       (0.070)
      1998          1.112      0.067         0.020       0.087     (0.067)          --           --            --       (0.067)
      1997          1.084      0.071         0.028       0.099     (0.071)          --           --            --       (0.071)
      1996          1.117      0.070        (0.033)      0.037     (0.070)          --           --            --       (0.070)
      1995          1.012      0.071         0.106       0.177     (0.071)          --       (0.001)(2)        --       (0.072)
   Government
   Bond Fund
      1999          1.068      0.058        (0.056)      0.002     (0.059)          --           --            --       (0.059)
      1998          1.047      0.058         0.021       0.079     (0.058)          --           --            --       (0.058)
      1997          1.036      0.061         0.011       0.072     (0.061)          --           --            --       (0.061)
      1996          1.062      0.062        (0.026)      0.036     (0.062)          --           --            --       (0.062)
      1995          0.997      0.062         0.066       0.128     (0.062)          --       (0.001)(2)        --       (0.063)
  Money Market
      Fund
      1999          1.000      0.051            --       0.051     (0.051)          --           --            --       (0.051)
      1998          1.000      0.054            --       0.054     (0.054)          --           --            --       (0.054)
      1997          1.000      0.053            --       0.053     (0.053)          --           --            --       (0.053)
      1996          1.000      0.052            --       0.052     (0.052)          --           --            --       (0.052)
      1995          1.000      0.057            --       0.057     (0.057)          --           --            --       (0.057)
                     Net
                   Increase
                  (Decrease)
                      in
   Year Ended     Net Asset
  December 31,      Value
  ------------    ----------
Investment Grade
Income Fund(/2/)
      1999          (0.081)
      1998           0.020
      1997           0.028
      1996          (0.033)
      1995           0.105
   Government
   Bond Fund
      1999          (0.057)
      1998           0.021
      1997           0.011
      1996          (0.026)
      1995           0.065
  Money Market
      Fund
      1999              --
      1998              --
      1997              --
      1996              --
      1995              --

------------------------------------
(A)  Including reimbursements and reductions.
(B) Excluding reductions. Certain Portfolios have entered into varying arrangements with brokers who reduced a portion of the Portfolio's expenses.
(C)  Excluding reimbursements and reductions.
(1) Effective May 1, 2000, the name of the Investment Grade Income Fund was changed to the Select Investment Grade Income Fund.
(2)  Distributions in excess of net investment income.


                           Allmerica Investment Trust

                           Ratios/Supplemental Data
           ---------------------------------------------------------------
                            Ratios To Average Net Assets
                    ------------------------------------------------
                    Net Assets
Net Asset             End of        Net        Operating       Management   Portfolio
Value End  Total       Year     Investment      Expenses          Fee       Turnover
 of Year   Return    (000's)   Income (Loss) (A)   (B)   (C)   Gross  Net     Rate
---------  ------   ---------- ------------- ----  ----  ----  -----  ----  ---------
  1.051    (0.97)%   240,541       6.22%     0.50% 0.50% 0.50% 0.43%  0.43%     75%
  1.132     7.97%    230,623       6.01%     0.52% 0.52% 0.52% 0.43%  0.43%    158%
  1.112     9.45%    189,503       6.48%     0.51% 0.51% 0.51% 0.41%  0.41%     48%
  1.084     3.56%    157,327       6.50%     0.52% 0.52% 0.52% 0.40%  0.40%    108%
  1.117    17.84%    141,625       6.66%     0.53%   --  0.53% 0.41%  0.41%    126%
  1.011     0.23%     87,247       5.64%     0.62% 0.62% 0.62% 0.50%  0.50%     37%
  1.068     7.67%     81,018       5.63%     0.64% 0.64% 0.64% 0.50%  0.50%     61%
  1.047     7.08%     55,513       5.92%     0.67% 0.67% 0.67% 0.50%  0.50%     56%
  1.036     3.51%     46,396       5.90%     0.66% 0.66% 0.66% 0.50%  0.50%    112%
  1.062    13.06%     45,778       5.91%     0.69%   --  0.69% 0.50%  0.50%    180%
  1.000     5.19%    513,606       5.09%     0.29% 0.29% 0.29% 0.24%  0.24%    N/A
  1.000     5.51%    336,253       5.36%     0.32% 0.32% 0.32% 0.26%  0.26%    N/A
  1.000     5.47%    260,620       5.33%     0.35% 0.35% 0.35% 0.27%  0.27%    N/A
  1.000     5.36%    217,256       5.22%     0.34% 0.34% 0.34% 0.28%  0.28%    N/A
  1.000     5.84%    155,211       5.68%     0.36%   --  0.36% 0.29%  0.29%    N/A



The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the Statement of Additional Information or annual report, which is available upon request.


-----------------------------
Allmerica Investment Trust
                                                                              25

Appendix

[GRAPHIC]

Investment Techniques and Strategies
In managing its portfolios of investments, the Trust may make use of the following investment techniques and strategies:

Symbols

   o    Permitted
   -- Not Permitted

                                                                                           Select
                                            Select       Select                          Investment
                                          Aggressive  International   Core      Equity     Grade       Government    Money
                                            Growth       Equity      Equity     Index      Income         Bond       Market
Investment Technique/Strategy               Fund         Fund         Fund       Fund       Fund          Fund        Fund
-----------------------------               ----         ----         ----       ----       ----          ----        ----
Asset-Backed Securities                      --           --           o          --          o             o           o
Financial Futures Contracts
      and Related Options                     o            o           o           o          o             o          --
Foreign Securities                            o            o           o           o          o            --           o
Forward Commitments                          --           --          --          --          o             o           o
Forward Contracts on Foreign
  Currencies                                 --            o          --          --         --            --          --
High Yield Securities                        --           --          --          --         --            --          --
Investments in Money Market
  Securities                                  o            o           o           o          o             o           o
Mortgage-Backed Securities                   --           --          --          --          o             o          --
Purchasing Options                            o            o           o           o          o             o          --
Repurchase Agreements                         o            o           o           o          o             o           o
Restricted Securities                         o            o           o           o          o             o           o
Reverse Repurchase Agreements                --           --          --          --         --            --          --
Securities Lending                            o            o           o           o          o             o           o
Stand-By Commitments                         --           --          --          --          o             o           o
Stripped Mortgage-Backed
  Securities                                 --           --          --          --          o             o          --
Swap and Swap-Related Products               --           --          --          --         --            --          --
When-Issued Securities                        o            o           o           o          o             o           o
Writing Covered Options                       o            o           o           o          o             o          --
-----------------------                       -            -           -           -          -             -

-----------------------------
Allmerica Investment Trust

                          Allmerica Investment Trust

                         Select Aggressive Growth Fund
                       Select International Equity Fund

                               Core Equity Fund
                               Equity Index Fund

                      Select Investment Grade Income Fund
                             Government Bond Fund
                               Money Market Fund

The Trust's Statement of Additional Information ("SAI") includes additional information about the Funds. The Trust's annual and semi-annual reports to shareholders include information about the investments of the Funds. The SAI and the financial statements included in the Fund's most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust's annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. You may get free copies of these materials, request other information about a Fund or make shareholder inquiries by calling 1-800-828-0540.

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may call the Commission at 1-800-SEC-0330 for information about the operation of the Public Reference Room. You may also access reports and other information about the Trust on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-4138.

                                   ALLMERICA
                                  INVESTMENT
                                     TRUST

              440 Lincoln Street, Worcester, Massachusetts 01653
                                1-800-828-0540

Allmerica Investment Trust

                                                                     Prospectus
                                                                     May 1, 2000


The Select Income Fund is a separate portfolio of the Trust which serves as the underlying investment for insurance related accounts.

This Prospectus explains what you should know about the Fund. Please read it carefully before you invest.

On or about July 1, 2000, subject to regulatory approval, shares of the Select Investment Grade Income Fund of the Trust will be substituted for shares of the Select Income Fund. As of the substitution date, shares of the Select Investment Grade Income Fund will be available and shares of the Select Income Fund will no longer be offered.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined that this Prospectus is adequate or complete. Any representation to the contrary is a criminal offense.




                                                                ALLMERICA
                                                               INVESTMENT
                                                                  TRUST

                                                           440 Lincoln Street
                                                        Worcester, Massachusetts
                                                                  01653
                                                             1-800-828-0540


                                Table of Contents
FUND SUMMARIES........................................................   3

        Objectives, Strategies and Risks..............................   4

EXPENSE SUMMARY.......................................................   5

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS.............................   6

OTHER INVESTMENT STRATEGIES...........................................   7

MANAGEMENT OF THE FUND................................................   9

PRICING OF FUND SHARES................................................  10

PURCHASE AND REDEMPTION OF SHARES.....................................  10

DISTRIBUTIONS AND TAXES...............................................  11

FINANCIAL HIGHLIGHTS..................................................  12

APPENDIX..............................................................  13

                                     LEGEND
Performance                         [GRAPHIC APPEARS HERE]

Investment Objectives               [GRAPHIC APPEARS HERE]

Financial Information               [GRAPHIC APPEARS HERE]

Management of Fund                  [GRAPHIC APPEARS HERE]

Risk                                [GRAPHIC APPEARS HERE]

Investment Strategies               [GRAPHIC APPEARS HERE]


                                                   -----------------------------
                                                   Allmerica Investment Trust

                               Fund Summary

This Prospectus describes the Select Income Fund of Allmerica Investment Trust, which provides a broad range of investment options through 14 separate investment portfolios, or Funds. The other Funds are described in separate prospectuses. Shares of the Fund are sold exclusively to variable annuity and variable life insurance Separate Accounts and qualified pension and retirement plans.

The investment manager of the Trust is Allmerica Financial Investment Management Services, Inc. The Manager is responsible for managing the Trust's daily business and has general responsibility for the management of the investments of the Fund. The Manager, at its expense, has contracted with Standish, Ayer & Wood, Inc. ("SAW") to manage the investments of the Select Income Fund. SAW has been selected on the basis of various factors including management experience, investment techniques and staffing. See "Management of the Fund" for more information about the Manager and the Sub-Adviser.

The following summary describes the Select Income Fund's investment objective and principal investment strategies, identifies the principal investment risks of investing in the Fund and provides a performance chart for the Fund. Note that any percentage limitations listed under the Fund's principal investment strategies apply at the time of investment. The principal risks are discussed in more detail under "Description of Principal Investment Risks". The bar chart shows how the investment returns of the shares of the Fund have varied for the life of the Fund. The table following the bar chart shows how the Fund's average annual returns for the last one and five years and for the life of the Fund compare to those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. The bar chart and table give some indication of the risks of investing in the Fund by showing changes in the Fund's performance. The bar chart and table do not reflect expenses associated with the variable insurance product that you are purchasing. If those expenses had been reflected, the performance shown would have been lower.


-----------------------------
Allmerica Investment Trust

Objectives, Strategies and Risks


                                                Select Income Fund

[GRAPHIC APPEARS HERE]  Sub-Adviser: Standish, Ayer & Wood, Inc.

[GRAPHIC APPEARS HERE]  Investment Objective: The Fund seeks a high level of current income. The Fund will invest primarily in investment grade, fixed-income securities.

[GRAPHIC APPEARS HERE]  Principal Investment Strategies: Examples of the types of securities in which the Fund invests are corporate debt obligations such as bonds, notes and debentures, and obligations convertible into common stock; commercial paper; obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and debt securities backed by various types of financial assets. The Fund also may invest in mortgage-backed and asset-backed securities. The Fund's investments in corporate debt securities are not limited to any particular type of company or industry. The Fund may invest up to 25% of its assets in foreign securities (not including its investments in American Depositary Receipts or "ADRs"), up to 35% of its assets in money market instruments and up to 25% in debt obligations of supranational entities.

                        The average maturity and the mix of portfolio securities will vary depending on such factors as current market conditions and the comparative yields from different instruments. The Fund invests primarily in investment grade securities rated in the four highest grades by Moody's Investors Services or Standard & Poor's Rating Services or similar rating organizations, and in unrated securities. For more information about rating categories, see the Appendix to the Statement of Additional Information ("SAI"). The Fund also may invest up to 25% of its assets in "junk bonds."

[GRAPHIC APPEARS HERE]  Principal Risks:

                        . Credit Risk

                        .  Interest Rate Risk

                        .  Investment Management Risk

                        .  Liquidity Risk

                        .  Market Risk

                        .  Prepayment Risk

See "Description of Principal Investment Risks."


The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

            Calendar Year Annual Total Returns [GRAPHIC APPEARS HERE]

                            [BAR CHART APPEARS HERE]

                 1993...............................  10.95%
                 1994...............................  -4.82%
                 1995...............................  16.96%
                 1996...............................   3.32%
                 1997...............................   9.17%
                 1998...............................   6.83%
                 1999...............................  -0.85%


During the period shown above the highest quarterly return was 5.64% for the quarter ended 6/30/95 and the lowest was (3.87)% for the quarter ended 3/31/94.


Performance Table

Average Annual Total Returns
(for the periods ending               Past        Past         Since Inception
December 31, 1999)                  One Year    Five Years    (August 21, 1992)
------------------                  --------    ----------    -----------------

Fund Shares                           -0.85%         6.92%                5.52%
-----------                           ------         -----                -----

Lehman Brothers
Aggregate Bond Index*                 -0.83%         7.73%                6.24%
---------------------                 ------         -----                -----

* The Lehman Brothers Aggregate Bond Index(R) is an unmanaged index of fixed rate debt issues with an investment grade or higher rating at least one year to maturity and an outstanding par value of at least $25 million.


                                                   -----------------------------
                                                   Allmerica Investment Trust

                                 Expense Summary

Expenses are one of several factors to consider when investing in the Select Income Fund. Expenses shown are based on expenses incurred in respect of shares of the Fund for the 1999 fiscal year. The Example shows the cumulative expenses attributable to a hypothetical $10,000 investment in the Fund over specified periods.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you invest in the Fund. Please note that the expenses listed below do not include the expenses of the applicable variable insurance product that you are purchasing. You should refer to the variable insurance product prospectus for more information relating to the fees and expenses of that product, which are in addition to the expenses of the Fund.

                            Annual Fund Operating Expenses
     Shareholder          (expenses deducted from Fund assets)      Total Annual
        Fees                                                            Fund
(fees paid directly      Management    Distribution      Other       Operating
from your investment)       Fees       (12b-1) Fees     Expenses     Expenses
---------------------       ----       ------------     --------     --------

        None               0.52%           None          0.09%        0.61%(1)


(1) Through December 31, 2000, the Manager has declared a voluntary expense limitation of 1.00% for the Select Income Fund. The total operating expenses of the Fund were less than its expense limitation throughout 1999.


     The declaration of a voluntary management fee or expense limitation in any year does not bind the Manager to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.


Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

              1 Year       3 Years        5 Years      10 Years
              ------       -------        -------      --------


               $63          $196            $341         $764


-----------------------------
Allmerica Investment Trust

               [GRAPHIC] Description of Principal Investment Risks

The following is a summary of the principal risks of investing in the Select Income Fund and the factors likely to cause the value of your investment in the Fund to decline. The principal risks applicable to the Fund are identified under "Fund Summary". There are also many factors that could cause the value of your investment in the Fund to decline which are not described here. It is important to remember that there is no guarantee that the Fund will achieve its investment objective, and an investor in the Fund could lose money.

Credit Risk

Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. There are different levels of credit risk. Funds that invest in lower-rated securities have higher levels of credit risk. Lower-rated or unrated securities of equivalent quality, generally known as "junk bonds", have very high levels of credit risk. "Junk bonds" are considered to be speculative in their capacity to pay interest and repay principal. The price of a fixed income security can be expected to fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or there is negative news that affects the market's perception of the issuer's credit risk.

Interest Rate Risk

When interest rates rise, the prices of fixed income securities in the Fund's portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Fund's portfolio will generally rise. Even Funds that invest in the highest quality debt securities are subject to interest rate risk. Interest rate risk usually will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities.

Investment Management Risk

Investment management risk is the risk that the Fund does not achieve its investment objective, even though the Sub-Adviser uses various investment strategies and techniques.

Liquidity Risk

This is the risk that the Fund will not be able to sell a security at a reasonable price because there are too few people who actively buy and sell, or trade, that security on a regular basis. Liquidity risk increases for Funds investing in foreign investments (especially emerging markets securities), smaller companies, lower credit quality bonds (also called "junk bonds"), restricted securities, over-the-counter securities and derivatives.

Market Risk

This is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions or to factors affecting investor psychology.

Prepayment Risk

While mortgage-backed securities may have a stated maturity, their expected maturities may vary when interest rates rise or fall. When interest rates fall, homeowners are more likely to prepay their mortgage loans which may result in an unforeseen loss of future interest income to a Fund. Also, because prepayments increase when interest rates fall, the prices of mortgage-backed securities do not increase as much as other fixed income securities when interest rates fall.


                                                   -----------------------------
                                                   Allmerica Investment Trust

                      [GRAPHIC] Other Investment Strategies

The Fund Summary on page 3 describes the investment objective and the principal investment strategies and risks of the Fund. The Fund may at times use the following investment strategies. Attached as an Appendix is a chart with a listing of various investment techniques and strategies that the Sub-Adviser of the Fund may utilize. The Fund may decide that it is in the best interests of shareholders to make changes to its investment objective and strategies described in this Prospectus. The investment objective and strategies may be changed with the approval of the Board of Trustees, but without shareholder approval.

Derivative Investments. Instead of investing directly in the types of portfolio securities described in the Summary, the Fund may buy or sell a variety of "derivative" investments to gain exposure to particular securities or markets. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund's Sub-Adviser will sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives to enhance returns, which increases opportunities for gain but also involves greater risk.

Foreign Investments. The Fund may invest all or a substantial part of its portfolio in securities of companies that are located or primarily doing business in a foreign country. A company is considered to be located in a foreign country if it is organized under the laws of, or has a principal office in, that country. A company is considered as primarily doing business in a country if (i) the company derives at least 50% of its gross revenues or profits from either goods or services produced or sold in the country or (ii) at least 50% of the company's assets are situated in the country. The Fund may invest in foreign securities either directly or indirectly through the use of depositary receipts, such as ADRs. Depositary receipts are generally issued by banks or trust companies and evidence ownership of underlying foreign securities. An ADR may be sponsored by the issuer of the underlying foreign security or it may be issued in unsponsored form. The holder of a sponsored ADR is likely to receive more frequent and extensive financial disclosure concerning the foreign issuer than the holder of an unsponsored ADR and generally will bear lower transaction charges.

High Yield Securities. The Select Income Fund may purchase corporate debt securities which are high yield securities, or "junk bonds" (rated at the time of purchase BB or lower by Moody's or S&P, or equivalently rated by another rating agency, or unrated but believed by the Sub-Adviser to have similar quality.) These securities are considered to be speculative in their capacity to pay interest and repay principal.


-----------------------------
Allmerica Investment Trust

Lending of Securities. To realize additional income, the Fund may lend portfolio securities to broker-dealer or financial institutions in an amount up to 33-1/3% of the Fund's total assets. While any such loan is outstanding, the Fund will continue to receive amounts equal to the interest or dividends paid by the issuer on the securities, as well as interest (less any rebates to be paid to the borrower) on the investment of the collateral or a fee from the borrower. The Fund will have the right to call each loan and obtain the securities. Lending portfolio securities involves possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral.

Restricted Securities. The Fund may purchase securities that are not registered under Federal securities law ("restricted securities"), but can be offered and sold to certain "qualified institutional buyers". The Fund will not invest more than 15% of its net assets in restricted securities (and securities deemed to be illiquid). This limit does not apply if the Board of Trustees determines that the restricted securities are liquid. The Board of Trustees has adopted guidelines and delegated to the Manager the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, retains sufficient oversight and is ultimately responsible for the determinations. This investment practice could increase the level of illiquidity in the Fund if buyers lose interest in restricted securities. As a result, the Fund might not be able to sell these securities when its Sub-Adviser wants to sell, or might have to sell them at less than fair value. In addition, market quotations for these securities are less readily available.

Temporary Defensive Strategies. At times the Sub-Adviser may determine that market conditions make it desirable temporarily to suspend the Fund's normal investment activities. This is when the Fund may temporarily invest in a variety of lower-risk securities, such as U.S. Government and other high quality bonds and short-term debt obligations. Such strategies attempt to reduce changes in the value of the Fund's shares. The Fund may not achieve its investment objective while these strategies are in effect.

Frequent Trading. The Fund from time to time may engage in active and frequent trading to achieve its investment objective. Frequent trading increases transaction costs, which could detract from the Fund's performance.


-----------------------------
Allmerica Investment Trust

                        [GRAPHIC] Management of the Funds
                        ---------------------------------

The Trust is governed by a Board of Trustees. Allmerica Financial Investment Management Services, Inc. is the investment Manager of the Trust responsible for managing the Trust's day-to-day business affairs. The Manager is located at 440 Lincoln Street, Worcester, MA 01653. The Manager and its predecessor, Allmerica Investment Management Company, Inc., have been managing mutual funds since 1985. The Manager currently serves as investment manager to one other mutual fund. Standish, Ayer & Wood, Inc. ("SAW"), located at One Financial Center, Boston, MA 02111, serves as the Fund's Sub-Adviser. SAW was founded in 1933 and as of December 31, 1999 had approximately $45 billion in assets under management. SAW manages portfolios for pension plans, financial institutions and endowment and foundation funds.

The Trust and Manager have obtained an order of exemption from the SEC that permits the Manager to enter into and materially amend sub-advisory agreements with non-affiliated Sub-Advisers without obtaining shareholder approval. The Manager has ultimate responsibility to oversee the Sub-Adviser. The Manager has the ability, subject to approval of the Trustees, to hire and terminate the Sub-Adviser and to change materially the terms of the Sub-Adviser Agreement, including the compensation paid to the Sub-Adviser. The Sub-Adviser has been selected by the Manager and Trustees with the help of BARRA RogersCasey, Inc., a pension consulting firm. The fees earned by the Sub-Adviser and BARRA RogersCasey are paid by the Manager. The performance by the Sub-Adviser is reviewed quarterly by a committee of the Board of Trustees, with assistance from BARRA RogersCasey.

The following table provides information about the individuals from SAW who are primarily responsible for the day-to-day management of the Select Income Fund:


Name and Title of                    Service with                   Business Experience
Portfolio Manager(s)                 Sub-Adviser                    for Past Five Years
--------------------                 -----------                    -------------------
Edward H. Ladd,                      1962 - Present                 He is the firm's economist and
Chairman and Managing Director                                      also assists clients in establish-
                                                                    ing investment strategies.
                                                                    Mr. Ladd is a Director of
                                                                    the Federal Reserve Bank of
                                                                    Boston, New England Electric
                                                                    System, Greylock Management
                                                                    and Harvard Management
                                                                    Corp. and a member of SAW's
                                                                    Executive Committee.

George W. Noyes, President and       1970 - Present                 He directs bond policy
Managing Director                                                   formulation and manages
                                                                    institutional bond portfolios
                                                                    at SAW. Mr. Noyes is Vice
                                                                    Chairman of the ICFA
                                                                    Research Foundation and
                                                                    serves on SAW's Executive
                                                                    Committee.

Dolores S. Driscoll,                 1974 - Present                 She manages fixed-income
Managing Director                                                   portfolios with specific
                                                                    emphasis on mortgage pass-
                                                                    throughs and original issue
                                                                    discount bonds. Ms. Driscoll
                                                                    also serves on SAW's
                                                                    Executive Committee.

Richard C. Doll,                     1984 - Present                 He is a portfolio manager
Vice President and Director                                         with research responsibilities
                                                                    in convertible bonds. Prior to
                                                                    joining SAW, Mr. Doll was a
                                                                    Vice President with the Bank
                                                                    of New England.

Maria D. Furman, Vice President      1976 - Present                 She is head of the tax-
and Managing Director                                               exempt area and manages
                                                                    insurance and pension fund
                                                                    accounts. Ms. Furman
                                                                    currently serves on SAW's
                                                                    Executive Committee.
                                                                    --------------------


                                                   -----------------------------
                                                   Allmerica Investment Trust

For the fiscal year ended December 31, 1999, the Fund paid the Manager a fee of 0.52% of the Fund's average net assets, and the Manager paid SAW an aggregate fee of 0.20% of the Fund's average net assets.


                             Pricing of Fund Shares

The Select Income Fund sells and redeems its shares at a price equal to its net asset value ("NAV") without paying any sales or redemption charges. The NAV of a share is computed by adding the current value of all the Fund's assets, subtracting its liabilities and dividing by the number of its outstanding shares. NAV is computed once daily at the close of regular trading on the New York Stock Exchange each day the Exchange is open - normally 4:00 p.m. Eastern Time. Orders for the purchase or redemption of shares are filled at the next NAV computed after an order is received by the Fund. The Fund does not accept orders or compute its NAV on days when the Exchange is closed.

Debt securities (other than short-term obligations) normally are valued based on pricing service valuations. Debt obligations with a remaining maturity of 60 days or less are valued at amortized cost when amortized cost is considered to represent fair value. Values for short-term obligations having a remaining maturity of more than 60 days are based upon readily available market quotations. Certain foreign markets may be open on days when the Fund does not accept orders or price its shares. As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to buy or sell shares. In other cases, debt and equity securities and any other assets are valued at their fair value following procedures approved by the Trustees.

                        Purchase and Redemption of Shares

Shares of the Fund currently are purchased only by Separate Accounts which are the funding mechanisms for variable annuity contracts and variable life insurance policies. The Distributor, Allmerica Investments, Inc., at its expense, may provide promotional incentives to dealers who sell variable annuity contracts which invest in the Fund. The Trust has obtained an exemptive order from the Securities and Exchange Commission to permit Fund shares to be sold to variable annuity and variable life insurance separate accounts of both affiliated and unaffiliated life insurance companies and certain qualified pension and retirement plans. Material irreconcilable conflicts may arise among various insurance policy owners and plan participants. The Trustees will monitor events to identify any material conflicts and determine if any action should be taken to resolve such conflict.

No fee is charged by the Trust on redemption. The variable contracts funded through the Separate Accounts are sold subject to certain fees and charges which may include sales and redemption charges. See the prospectuses for the variable insurance products.

Normally, redemption payments will be made within seven days after the Trust receives a written redemption request. Redemptions may be suspended when trading on the New York Stock Exchange is restricted or when permitted by the Securities and Exchange Commission.


-----------------------------
Allmerica Investment Trust

                             Distributions and Taxes
                             -----------------------

Distributions

The Fund pays out substantially all of its net capital gains to shareholders each year. Net investment income is paid quarterly. Distributions of net capital gains for the year, if any, are made annually. All dividends and capital gain distributions are applied to purchase additional Fund shares at net asset value as of the payment date. Fund shares are held by the Separate Accounts and any distributions are reinvested automatically by the Separate Accounts.


Taxes

The Trust seeks to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies so that the Trust will not be subject to federal income tax. Under current tax law, dividend or capital gain distributions from the Fund are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. Withdrawals from a contract generally are subject to ordinary income tax and, in many cases, to an additional 10% penalty tax on withdrawals before age 59 1/2. Tax consequences to investors in the Separate Accounts which are invested in the Trust are described in more detail in the prospectuses for those accounts.


                         [GRAPHIC] Financial Highlights

                           Allmerica Investment Trust

     FINANCIAL HIGHLIGHTS - For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                Income from Investment Operations
                    ---------------------------------------------------------
                                           Net Realized
                       Net                     and
                      Asset       Net       Unrealized             Dividends
                      Value    Investment  Gain (Loss)  Total from  from Net
    Year Ended      Beginning    Income         on      Investment Investment
   December 31,      of Year  (Loss) (/1/) Investments  Operations   Income
   ------------     --------- ------------ ------------ ---------- ----------
Select Income Fund
       1999          $1.032      $0.062      $(0.071)    $(0.009)   $(0.009)
       1998           1.022       0.059        0.010       0.069     (0.069)
       1997           0.995       0.060        0.028       0.088     (0.061)
       1996           1.024       0.061       (0.029)      0.032     (0.061)
       1995           0.930       0.060        0.095       0.155     (0.060)
                                    Less Distributions
                    ------------------------------------------------------
                                                                              Net
                    Distributions                                           Increase
                      from Net                                             (Decrease)
                      Realized    Distributions                                in
    Year Ended         Capital         in          Return of     Total     Net Asset
   December 31,         Gains        Excess         Capital  Distributions   Value
   ------------     ------------- ---------------- --------- ------------- ----------
Select Income Fund
       1999            $(0.007)       $  --           $--       $(0.070)    $(0.079)
       1998                 --           --            --        (0.059)      0.010
       1997                 --           --            --        (0.061)      0.027
       1996                 --           --            --        (0.061)     (0.039)
       1995                 --       (0.001)(2)        --        (0.061)      0.094

------------------------------------
(A)  Including reimbursements and reductions.
(B) Excluding reductions. Certain Portfolios have entered into varying arrangements with brokers who reduced a portion of the Portfolio's expenses.
(C)  Excluding reimbursements and reductions.
(1) Net investment income (loss) per share before reimbursement of fees by the investment adviser or reductions was $0.060 in 1995.
(2)  Distributions in excess of net investment income.


                           Ratios/Supplemental Data
           ---------------------------------------------------------------
                            Ratios To Average Net Assets
                    ------------------------------------------------
                    Net Assets
Net Asset             End of        Net        Operating       Management   Portfolio
Value End  Total       Year     Investment      Expenses          Fee       Turnover
 of Year   Return    (000's)   Income (Loss) (A)   (B)   (C)   Gross  Net     Rate
---------  ------   ---------- ------------- ----  ----  ----  -----  ----  ---------
 $0.953    (0.85)%   $174,037      6.26%     0.61% 0.61% 0.61% 0.52%  0.52%    177%
  1.032     6.83%     160,450      5.92%     0.64% 0.64% 0.64% 0.54%  0.54%    130%
  1.022     9.17%     104,253      6.12%     0.72% 0.72% 0.72% 0.59%  0.59%     79%
  0.995     3.32%      77,498      6.29%     0.74% 0.74% 0.74% 0.60%  0.60%    108%
  1.024    16.96%      60,368      6.24%     0.79%   --  0.80% 0.60%  0.59%    131%


The financial highlights tables are intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Statement of Additional Information or annual report, which is available upon request.


                                                   -----------------------------
                                                   Allmerica Investment Trust

[GRAPHIC]                             APPENDIX

Investment Techniques and Strategies


In managing its portfolios of investments, the Fund may make use of the following investment techniques and strategies:

Symbols
    o     Permitted
    --    Not Permitted


INVESTMENT TECHNIQUE/STRATEGY
Asset-Backed Securities                                               o
Financial Futures Contracts
     and Related Options                                              o
Foreign Securities                                                    o
Forward Commitments                                                   o
Forward Contracts on Foreign Currencies                               --
High Yield Securities                                                 o
Investments in Money Market Securities                                o
Mortgage-Backed Securities                                            o
Purchasing Options                                                    o
Repurchase Agreements                                                 o
Restricted Securities                                                 o
Reverse Repurchase Agreements                                         --
Securities Lending                                                    o
Stand-By Commitments                                                  o
Stripped Mortgage-Backed Securities                                   o
Swap and Swap-Related Products                                        --
When-Issued Securities                                                o
Writing Covered Options                                               o



                                                   -----------------------------
                                                   Allmerica Investment Trust

                       THIS PAGE LEFT BLANK INTENTIONALLY.


-----------------------------
Allmerica Investment Trust

                           Allmerica Investment Trust

                               Select Income Fund

The Trust's Statement of Additional Information ("SAI") includes additional information about the Fund. The Trust's annual and semi-annual reports to shareholders include information about the investments of the Fund. The SAI and the financial statements included in the Fund's most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust's annual report discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may get free copies of these materials, request other information about a Fund or make shareholder inquiries by calling 1-800-828-0540.

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may call the Commission at 1-800-SEC-0330 for information about the operation of the Public Reference Room. You may also access reports and other information about the Trust on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-4138.

                           ALLMERICA INVESTMENT TRUST

               440 Lincoln Street, Worcester, Massachusetts 01653
                                 1-800-828-0540

Allmerica Investment Trust
--------------------------
                                                                     Prospectus

                                                                     May 1, 2000



The Money Market Fund is a separate portfolio of the Trust which serves as the underlying investment for an insurance related account.

This Prospectus explains what you should know about the Fund. Please read it carefully before you invest.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined that this Prospectus is adequate or complete. Any representation to the contrary is a criminal offense.



                                   ALLMERICA
                                  INVESTMENT
                                     TRUST

                              440 Lincoln Street
                        Worcester, Massachusetts 01653

                                1-800-828-0540

                               Table of Contents
                               -----------------
FUND SUMMARY                                                                 3

        Objectives, Strategies and Risks.................................    4

EXPENSE SUMMARY..........................................................    5

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS................................    6

OTHER INVESTMENT STRATEGIES..............................................    7

MANAGEMENT OF THE FUND...................................................    8

PRICING OF FUND SHARES...................................................    9

PURCHASE AND REDEMPTION OF SHARES........................................    9

DISTRIBUTIONS AND TAXES..................................................   10



FINANCIAL HIGHLIGHTS.....................................................   11

APPENDIX.................................................................   14

                                    LEGEND
                                    ------

Performance                 [GRAPHIC APPEARS HERE]

Investment Objectives       [GRAPHIC APPEARS HERE]

Financial Information       [GRAPHIC APPEARS HERE]

Management of Fund          [GRAPHIC APPEARS HERE]

Risk                        [GRAPHIC APPEARS HERE]

Investment Strategies       [GRAPHIC APPEARS HERE]


                                                   -----------------------------
                                                   Allmerica Investment Trust

                                  Fund Summary
                                  ------------

This Prospectus describes the Money Market Fund of Allmerica Investment Trust, which provides a broad range of investment options through 14 different Funds, each a separate investment Portfolio. The other Funds are described in separate prospectuses. Shares of the Funds are sold exclusively to variable annuity and variable life insurance Separate Accounts and qualified pension and retirement plans.

The investment manager of the Trust is Allmerica Financial Investment Management Services, Inc. The Manager is responsible for managing the Trust's daily business and has general responsibility for the management of the investments of the Funds. The Manager, at its expense, has contracted with Allmerica Asset Management, Inc. ("AAM") as Sub-Adviser to manage the investments of the Money Market Fund. AAM has been selected on the basis of various factors including management experience, investment techniques and staffing. See "Management of the Funds" for more information about the Manager and the Sub-Adviser.

The following summary describes the Money Market Fund's investment objective and principal investment strategies, identifies the principal investment risks of investing in the Fund and provides a performance chart for the Fund. Note that any percentage limitations listed under the Fund's principal investment strategies apply at the time of investment. The principal risks are discussed in more detail under "Description of Principal Investment Risks". The bar chart shows how the investment returns of the shares of the Fund have varied in the past ten years . The table following the bar chart shows how the Fund's average annual returns for the last one, five and ten years compare to those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. The bar chart and table give some indication of the risks of investing in the Fund by showing changes in the Fund's performance. The bar chart and table do not reflect expenses associated with the variable insurance product that you are purchasing. If those expenses had been reflected, the performance shown would have been lower.


-----------------------------
Allmerica Investment Trust

Objectives, Strategies and Risks


                                Money Market Fund
                                -----------------

[GRAPHIC APPEARS HERE]  Sub-Adviser: Allmerica Asset Management, Inc.

[GRAPHIC APPEARS HERE]  Investment Objective: The Fund seeks to obtain maximum current income consistent with preservation of capital and liquidity.

[GRAPHIC APPEARS HERE]  Principal Investment Strategies: The Fund seeks to achieve its objective by investing in high quality money market instruments such as obligations issued or guaranteed by the United States Government, its agencies, or instrumentalities; commercial paper; obligations of banks or savings and loan associations including bankers acceptances and certificates of deposit; repurchase agreements and cash and cash equivalents. The Fund may invest up to 25% of its assets in U.S. dollar denominated foreign debt securities and short-term instruments (not including investments in ADRs).

                        Any security purchased for the Fund must receive the highest or second highest quality rating by at least two recognized rating agencies or by one if only one has rated the security. If the security is unrated the security must be seen by the Sub-Adviser as having comparable quality. Portfolio securities will have a remaining maturity of 397 days or less and the portfolio is managed to maintain a dollar-weighted maturity of 90 days or less.

                        The Fund attempts to maintain a constant net asset value of $1.00 per share but it may not be able to do so due to adverse market conditions or other factors and it is possible for investors to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[GRAPHIC APPEARS HERE]  Principal Risks:

                        . Credit Risk

                        . Interest Rate Risk

                        . Investment Management Risk

                        . Market Risk

See "Description of Principal Investment Risks."

The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

            Calendar Year Annual Total Returns[GRAPHIC APPEARS HERE]

                            [BAR CHART APPEARS HERE]

8.17%  6.22%  3.78%  3.00%  3.93%  5.84%  5.36%  5.47%  5.51%  5.19%
-----  -----  -----  -----  -----  -----  -----  -----  -----  -----
1990   1991   1992   1993   1994   1995   1996   1997   1998   1999


During the period shown above the highest quarterly return was 2.01% for the quarter ended 06/30/90 and the lowest was 0.73% for the quarter ended 6/30/93.

Performance Table

Average Annual Total Returns
(for the periods ending                    Past          Past          Past
December 31, 1999)                      One Year    Five Years    Ten Years
------------------                      --------    ----------    ---------

  Fund Shares                              5.19%         5.47%        5.23%
  -----------                              -----         -----        -----

  IBC/Donoghue First Tier
  Money Market Index*                      4.57%         4.97%        4.79%
  -------------------                      -----         -----        -----

* IBC/Donoghue is an independent firm that tracks regulated money market funds on a yield, shareholder, assets size and portfolio allocation basis.

The Fund's 7-day yield ending December 31, 1999 was 5.57%.


                                                   -----------------------------
                                                   Allmerica Investment Trust
4

                                 Expense Summary
                                 ---------------

Expenses are one of several factors to consider when investing in the Money Market Fund. Expenses shown are based on expenses incurred in respect of shares of the Fund for the 1999 fiscal year. The Example shows the cumulative expenses attributable to a hypothetical $10,000 investment in the Fund over specified periods.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you invest in the Fund. Please note that the expenses listed below do not include the expenses of the applicable variable insurance product that you are purchasing. You should refer to the variable insurance product prospectus for more information relating to the fees and expenses of that product, which are in addition to the expenses of the Fund.

                                           Annual Fund Operating Expenses
     Shareholder                        (expenses deducted from Fund assets)                  Total Annual
        Fees                                                                                       Fund
 (fees paid directly                  Management            Distribution             Other       Operating
from your investment)                    Fees               (12b-1) Fees           Expenses      Expenses
---------------------                    ----               ------------           --------      --------
           None                          0.24%                   None                0.05%        0.29%(1)
           ----                          -----                   ----                -----        --------

     (1) Until further notice, the Manager has declared a voluntary expense limitation of 0.60% for the Money Market Fund. The total operating expenses of the Fund were less than its expense limitation throughout 1999.

     The declaration of a voluntary management fee or expense limitation in any year does not bind the Manager to declare future expense limitations with respect to the Fund. These limitations may be terminated at any time.

     Example

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 Year          3 Years           5 Years          10 Years
         ------          -------           -------          --------

          $30             $93               $163              $369
          ---             ---               ----              ----


-----------------------------
Allmerica Investment Trust

               [GRAPHIC] Description of Principal Investment Risks
               ---------------------------------------------------

The following is a summary of the principal risks of investing in the Money Market Fund and the factors likely to cause the value of your investment in the Fund to decline. The principal risks applicable to the Fund are identified under "Fund Summary". There are also many factors that could cause the value of your investment in the Fund to decline which are not described here. It is important to remember that there is no guarantee that the Fund will achieve its investment objective, and an investor in the Fund could lose money.

Credit Risk

Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. There are different levels of credit risk. Funds that invest in lower-rated securities have higher levels of credit risk. The price of a fixed income security can be expected to fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or there is negative news that affects the market's perception of the issuer's credit risk.

Interest Rate Risk

When interest rates rise, the prices of fixed income securities in the Fund's portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Fund's portfolio will generally rise. Even a Fund that invests in the highest quality debt securities is subject to interest rate risk. Interest rate risk usually will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities.

Investment Management Risk

Investment management risk is the risk that the Fund does not achieve its investment objective, even though the Sub-Adviser uses various investment strategies and techniques.

Market Risk

This is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions or to factors affecting investor psychology.


                                                   -----------------------------
                                                   Allmerica Investment Trust
6

                      [GRAPHIC] Other Investment Strategies
                      -------------------------------------

The Fund Summary on page 3 describes the investment objective and the principal investment strategies and risks of the Fund. The Fund may at times use the following investment strategies. Attached as an Appendix is a chart with a listing of various investment techniques and strategies that the Sub-Adviser of the Fund may utilize. The Fund may decide that it is in the best interests of shareholders to make changes to its investment objective and strategies described in this Prospectus. The investment objective and strategies may be changed with the approval of the Board of Trustees, but without shareholder approval.


Foreign Investments. The Fund may invest all or a substantial part of its portfolio in U.S. dollar denominated securities of companies that are located or primarily doing business in a foreign country. A company is considered to be located in a foreign country if it is organized under the laws of, or has a principal office in, that country. A company is considered as primarily doing business in a country if (i) the company derives at least 50% of its gross revenues or profits from either goods or services produced or sold in the country or (ii) at least 50% of the company's assets are situated in the country. Funds may invest in foreign securities either directly or indirectly through the use of depositary receipts, such as ADRs. Depositary receipts are generally issued by banks or trust companies and evidence ownership of underlying foreign securities.

Lending of Securities. To realize additional income, the Fund may lend portfolio securities to broker-dealer or financial institutions in an amount up to 33-1/3% of the Fund's total assets. While any such loan is outstanding, the Fund will continue to receive amounts equal to the interest or dividends paid by the issuer on the securities, as well as interest (less any rebates to be paid to the borrower) on the investment of the collateral or a fee from the borrower. The Fund will have the right to call each loan and obtain the securities. Lending portfolio securities involves possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral.


Restricted Securities. The Fund may purchase securities that are not registered under Federal securities law ("restricted securities"), but can be offered and sold to certain "qualified institutional buyers". The Fund will not invest more than 10% of its net assets in restricted securities (and securities deemed to be illiquid). These limits do not apply if the Board of Trustees determines that the restricted securities are liquid. The Board of Trustees has adopted guidelines and delegated to the Manager the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, retains sufficient oversight and is ultimately responsible for the determinations. This investment practice could increase the level of illiquidity in the Fund if buyers lose interest in restricted securities. As a result, the Fund might not be able to sell these securities when its Sub-Adviser wants to sell, or might have to sell them at less than fair value. In addition, market quotations for these securities are less readily available.

Temporary Defensive Strategies. At times a Sub-Adviser may determine that market conditions make it desirable temporarily to suspend the Fund's normal investment activities. The Fund may not achieve its investment objective while these strategies are in effect.


-----------------------------
Allmerica Investment Trust

                        [GRAPHIC] Management of the Fund
                        --------------------------------

The Trust is governed by a Board of Trustees. Allmerica Financial Investment Management Services, Inc. is the investment Manager of the Trust responsible for managing the Trust's day-to-day business affairs. The Manager is located at 440 Lincoln Street, Worcester, MA 01653. The Manager and its predecessor, Allmerica Investment Management Company, Inc., have been managing mutual funds since 1985. The Manager currently serves as investment manager to one other mutual fund. Allmerica Asset Management, Inc., located at 440 Lincoln Street, Worcester, Massachusetts, serves as the Fund's Sub-Adviser. AAM was incorporated in 1993 and as of December 31, 1999 had $13.3 billion in assets under management. AAM serves as investment adviser to investment companies and affiliated insurance company accounts. John C. Donohue, Vice President of AAM, is primarily responsible for the day-to-day management of the Fund. Mr. Donohue has been with AAM since 1995. He was a portfolio manager at CS First Boston Investment Management prior to joining AAM.

The Sub-Adviser has been selected by the Manager and Trustees with the help of BARRA RogersCasey, Inc., a pension consulting firm. The fees earned by the Sub-Adviser and BARRA RogersCasey are paid by the Manager. The performance of the Sub-Adviser is reviewed quarterly by a committee of the Board of Trustees, with assistance from BARRA RogersCasey.

For the fiscal year ended December 31, 1999, the Fund paid the Manager a fee of 0.24% of the Fund's average net assets, and the Manager paid AAM an aggregate fee of 0.09% of the Fund's average net assets.


                                                   -----------------------------
                                                   Allmerica Investment Trust
8

                             Pricing of Fund Shares
                             ----------------------

The Money Market Fund sells and redeems its shares at a price equal to its net asset value ("NAV") without paying any sales or redemption charges. The NAV of a share is computed by adding the current value of all the Fund's assets, subtracting its liabilities and dividing by the number of its outstanding shares. NAV is computed once daily at the close of regular trading on the New York Stock Exchange each day the Exchange is open - normally 4:00 p.m. Eastern Time. Orders for the purchase or redemption of shares are filled at the next NAV computed after an order is received by the Fund. The Fund does not accept orders or compute its NAV on days when the Exchange is closed. All securities of the Fund are valued at amortized cost.


                        Purchase and Redemption of Shares
                        ---------------------------------

Shares of the Fund currently are purchased only by a separate account which is the funding mechanism for a variable annuity contract. The Distributor, Allmerica Investments, Inc., at its expense, may provide promotional incentives to dealers who sell variable annuity contracts which invest in the Fund. The Trust has obtained an exemptive order from the Securities and Exchange Commission to permit Fund shares to be sold to variable annuity and variable life insurance separate accounts of both affiliated and unaffiliated life insurance companies and certain qualified pension and retirement plans. Material irreconcilable conflicts may arise among various insurance policy owners and plan participants. The Trustees will monitor events to identify any material conflicts and determine if any action should be taken to resolve such conflict.

No fee is charged by the Trust on redemption. The variable contracts funded through the Separate Account are sold subject to certain fees and charges which may include sales and redemption charges. See the prospectuses for the variable insurance product.

Normally, redemption payments will be made within seven days after the Trust receives a written redemption request. Redemptions may be suspended when trading on the New York Stock Exchange is restricted or when permitted by the Securities and Exchange Commission.


-----------------------------
Allmerica Investment Trust

                             Distributions and Taxes
                             -----------------------

Distributions

The Fund pays out substantially all of its net investment income daily. Distributions of net capital gains for the year, if any, are made annually. All dividends and capital gain distributions are applied to purchase additional Fund shares at net asset value as of the payment date. Fund shares are held by the Separate Account and any distributions are reinvested automatically by the Separate Account.

Taxes

The Trust seeks to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies so that the Trust will not be subject to federal income tax. Under current tax law, dividend or capital gain distributions from the Fund are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. Withdrawals from a contract generally are subject to ordinary income tax and, in many cases, to an additional 10% penalty tax on withdrawals before age 59 1/2. Tax consequences to investors in the Separate Accounts which are invested in the Trust are described in more detail in the prospectuses for those accounts.




                                                   -----------------------------
                                                   Allmerica Investment Trust
10

                         [GRAPHIC] Financial Highlights
                         ------------------------------

                           Allmerica Investment Trust

     FINANCIAL HIGHLIGHTS - For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                          Income from Investment Operations                             Less Distributions
              --------------------------------------------------------- ---------------------------------------------------
                                     Net Realized
                 Net                     and                            Distributions
                Asset       Net       Unrealized             Dividends    from Net
                Value    Investment  Gain (Loss)  Total from  from Net    Realized    Distributions
 Year Ended   Beginning    Income         on      Investment Investment    Capital         in       Return of     Total
December 31,   of Year     (Loss)    Investments  Operations   Income       Gains        Excess      Capital  Distributions
------------  --------- ------------ ------------ ---------- ---------- ------------- ------------- --------- -------------
Money Market
    Fund
    1999        1.000      0.051          --        0.051      (0.051)        --            --          --       (0.051)
    1998        1.000      0.054          --        0.054      (0.054)        --            --          --       (0.054)
    1997        1.000      0.053          --        0.053      (0.053)        --            --          --       (0.053)
    1996        1.000      0.052          --        0.052      (0.052)        --            --          --       (0.052)
    1995        1.000      0.057          --        0.057      (0.057)        --            --          --       (0.057)
                 Net
               Increase
              (Decrease)
                  in
 Year Ended   Net Asset
December 31,    Value
------------  ----------
Money Market
    Fund
    1999          --
    1998          --
    1997          --
    1996          --
    1995          --

------------------------------------
(A)  Including reimbursements and reductions.
(B) Excluding reductions. Certain Portfolios have entered into varying arrangements with brokers who reduced a portion of the Portfolio's expenses.
(C)  Excluding reimbursements and reductions.


                           Ratios/Supplemental Data
           -------------------------------------------------------------
                          Ratios To Average Net Assets
                  ------------------------------------------------
                  Net Assets
Net Asset           End of        Net        Operating       Management   Portfolio
Value End  Total     Year     Investment      Expenses          Fee       Turnover
 of Year   Return  (000's)   Income (Loss) (A)   (B)   (C)   Gross  Net     Rate
---------  ------ ---------- ------------- ----  ----  ----  -----  ----  ---------
  1.000     5.19%  513,606       5.09%     0.29% 0.29% 0.29% 0.24%  0.24%    N/A
  1.000     5.51%  336,253       5.36%     0.32% 0.32% 0.32% 0.26%  0.26%    N/A
  1.000     5.47%  260,620       5.33%     0.35% 0.35% 0.35% 0.27%  0.27%    N/A
  1.000     5.36%  217,256       5.22%     0.34% 0.34% 0.34% 0.28%  0.28%    N/A
  1.000     5.84%  155,211       5.68%     0.36%   --  0.36% 0.29%  0.29%    N/A

The financial highlights tables are intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Statement of Additional Information or annual report, which is available upon request.


-----------------------------
Allmerica Investment Trust
                                                                              11

[GRAPHIC]                          APPENDIX

Investment Techniques and Strategies


In managing its portfolio of investments, the Fund may make use of the following investment techniques and strategies:

Symbols

     o   Permitted

     --  Not Permitted

            INVESTMENT TECHNIQUE/STRATEGY
            -----------------------------

            Asset-Backed Securities                                       o
            Financial Futures Contracts
                    and Related Options                                   --
            Foreign Securities                                            o
            Forward Commitments                                           o
            Forward Contracts on Foreign Currencies                       --
            High Yield Securities                                         --
            Investments in Money Market Securities                        o
            Mortgage-Backed Securities                                    --
            Purchasing Options                                            --
            Repurchase Agreements                                         o
            Restricted Securities                                         o
            Reverse Repurchase Agreements                                 --
            Securities Lending                                            o
            Stand-By Commitments                                          o
            Stripped Mortgage-Backed Securities                           --
            Swap and Swap-Related Products                                --
            When-Issued Securities                                        o
            Writing Covered Options                                       --
            -----------------------                                       --


-----------------------------
Allmerica Investment Trust

                       This page left blank intentionally.


                                                   -----------------------------
                                                   Allmerica Investment Trust
13

                           Allmerica Investment Trust

                                Money Market Fund

The Trust's Statement of Additional Information ("SAI") includes additional information about the Fund. The Trust's annual and semi-annual reports to shareholders include information about the investments of the Fund. The SAI and the financial statements included in the Fund's most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust's annual report discusses the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year. You may get free copies of these materials, request other information about a Fund or make shareholder inquiries by calling 1-800-828-0540.

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may call the Commission at 1-800-SEC-0330 for information about the operation of the Public Reference Room. You may also access reports and other information about the Trust on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-4138.

                                   ALLMERICA
                                  INVESTMENT
                                     TRUST

              440 Lincoln Street, Worcester, Massachusetts 01653
                                1-800-828-0540

Allmerica Investment Trust
--------------------------

                                                                     Prospectus

                                                                     May 1, 2000


This Prospectus describes the following 13 investment Funds of the Trust which serve as the underlying investments for insurance related accounts.

                          Select Emerging Markets Fund

                          Select Aggressive Growth Fund

                        Select Capital Appreciation Fund

                          Select Value Opportunity Fund

                        Select International Equity Fund

                               Select Growth Fund

                          Select Strategic Growth Fund

                                Core Equity Fund

                                Equity Index Fund

                          Select Growth and Income Fund



                       Select Investment Grade Income Fund

                              Government Bond Fund

                                Money Market Fund

This Prospectus explains what you should know about each of the Funds. Please read it carefully before you invest.

A particular Fund may not be available under the variable annuity or variable life insurance policy which you have chosen. The Prospectus of the specific insurance product you have chosen will indicate which Funds are available and should be read in conjunction with this Prospectus. Inclusion in this Prospectus of a Fund which is not available under your policy is not to be considered a solicitation.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined that this Prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

                           Allmerica Investment Trust
                               440 Lincoln Street
                         Worcester, Massachusetts 01653

                                 1-800-828-0540

                                Table of Contents

FUND SUMMARIES.............................................................   3

        Objectives, Strategies and Risks...................................   4

              Select Emerging Markets Fund.................................   4

              Select Aggressive Growth Fund................................   5

              Select Capital Appreciation Fund.............................   6

              Select Value Opportunity Fund................................   7

              Select International Equity Fund.............................   8

              Select Growth Fund...........................................   9

              Select Strategic Growth Fund.................................  10

              Core Equity Fund.............................................  11

              Equity Index Fund............................................  12

              Select Growth and Income Fund................................  13



              Select Investment Grade Income Fund..........................  14

              Government Bond Fund.........................................  15

              Money Market Fund............................................  16

EXPENSE SUMMARY............................................................  17

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS..................................  21

OTHER INVESTMENT STRATEGIES................................................  23

MANAGEMENT OF THE FUNDS....................................................  25

PRICING OF FUND SHARES.....................................................  34

PURCHASE AND REDEMPTION OF SHARES..........................................  34

DISTRIBUTIONS AND TAXES....................................................  35



FINANCIAL HIGHLIGHTS.......................................................  36

APPENDIX...................................................................  43

LEGEND

Performance                                    [GRAPHIC]

Investment                                     [GRAPHIC]
Objectives

Financial                                      [GRAPHIC]
Information

Management                                     [GRAPHIC]
of Fund

Risk                                           [GRAPHIC]

Investment                                     [GRAPHIC]
Strategies


                                                 -------------------------------
                                                   Allmerica Investment Trust
2

                                 Fund Summaries

Allmerica Investment Trust provides a broad range of investment options through 13 separate investment portfolios, or Funds. Shares of the Funds are sold exclusively to variable annuity and variable life insurance Separate Accounts and qualified pension and retirement plans.

The investment manager of the Trust is Allmerica Financial Investment Management Services, Inc. The Manager is responsible for managing the Trust's daily business and has general responsibility for the management of the investments of the Funds. The Manager, at its expense, has contracted with investment Sub-Advisers to manage the investments of the Funds. Each Sub-Adviser has been selected on the basis of various factors including management experience, investment techniques and staffing. See "Management of the Funds" for more information about the Manager and the Sub-Advisers.

The following summaries describe each Fund's investment objective and principal investment strategies, identify the principal investment risks of investing in the Fund and provide performance charts for the Fund. Note that any percentage limitations listed under a Fund's principal investment strategies apply at the time of investment. The principal risks are discussed in more detail under "Description of Principal Investment Risks". The bar charts show how the investment returns of the shares of a Fund have varied in the past ten years (or for the life of the Fund if less than 10 years). The table following each bar chart shows how the Fund's average annual return for the last one, five and ten years (or for the life of the Fund, if shorter) compare to those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. The bar charts and tables give some indication of the risks of investing in each Fund by showing changes in the Fund's performance. The bar charts and tables do not reflect expenses associated with the variable insurance product that you are purchasing. If those expenses had been reflected, the performance shown would have been lower.


-----------------------------
Allmerica Investment Trust

Objectives, Strategies and Risks


                                  Select Emerging Markets Fund
                                  ----------------------------

[GRAPHIC APPEARS HERE]  Sub-Adviser: Schroder Investment Management North
                        America Inc.

[GRAPHIC APPEARS HERE]  Investment Objective: The Fund seeks long-term growth of capital by investing in the world's emerging markets.

[GRAPHIC APPEARS HERE]  Principal Investment Strategies: While its investments are not limited to any specific region of the world, the Fund normally invests at least 65% of its assets in companies located or primarily operating in countries with emerging markets. The Fund usually has investments in at least five developing countries. Before the Fund invests in a country, the Sub-Adviser considers various factors such as that country's political stability and economic prospects. In selecting securities for the Fund, the Sub-Adviser focuses on the long-term growth potential of the securities.

                        The Fund invests primarily in equities, including common stock, preferred stock, securities convertible into common stock, rights and warrants and similar securities. The Fund also may invest up to 35% of its assets in debt securities of issuers in emerging markets, equity and debt securities of issuers in developed countries, cash and cash equivalents. The Fund may invest in lower rated bonds, commonly known as "junk bonds", as further discussed in the "Description of Principal Investment Risks."

[GRAPHIC APPEARS HERE]  Principal Risks:

                        . Company Risk

                        . Credit Risk

                        . Currency Risk

                        . Derivatives Risk

                        . Emerging Markets Risk

                        . Foreign Investment Risk

                        . Investment Management Risk

                        . Liquidity Risk

                        . Market Risk

 See "Description of Principal Investment Risks."

 The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

            Calendar Year Annual Total Returns [GRAPHIC APPEARS HERE]

                            [BAR CHART APPEARS HERE]

                                     65.72%
                                     ------
                                      1999

During 1998 and the period shown above the highest quarterly return was 29.52% for the quarter ended 12/31/99 and the lowest was (21.23)% for the quarter ended 9/30/98.


Performance Table

Average Annual Total Returns
(for the periods ending                       Past        Since Inception
December 31, 1999)                          One Year    (February 20, 1998)
------------------                          --------    -------------------

  Fund Shares                                 65.72%                 15.22%
  -----------                                -------                 ------

  MSCI Emerging Markets Free Index*           66.41%                 11.50%
  ---------------------------------          -------                 ------


* The MSCI Emerging Markets Free Index is an unmanaged index of 26 emerging markets.

                                                 -------------------------------
                                                   Allmerica Investment Trust
4

Objectives, Strategies and Risks


                                Select Aggressive Growth Fund
                                -----------------------------

[GRAPHIC APPEARS HERE]  Sub-Adviser: Nicholas-Applegate Capital Management, L.P.

[GRAPHIC APPEARS HERE]  Investment Objective: The Fund seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

 [GRAPHIC APPEARS HERE] Principal Investment Strategies: To pursue this goal, the Fund looks predominantly for stocks of small and mid-size companies that show potential for rapid growth. The Fund typically invests in companies that, because of positive developments affecting the company, offer the possibility of accelerating earnings. The Sub-Adviser uses systematic, fundamental research in selecting investments for the Fund.

                        Under normal circumstances, the Fund invests at least 65% of its assets in common stocks, securities convertible into common stocks and warrants. The Fund also may invest in debt securities and preferred stocks and up to 25% of its assets in foreign securities (not including its investments in American Depositary Receipts or "ADRs").

 [GRAPHIC APPEARS HERE] Principal Risks:

                        . Company Risk

                        . Derivatives Risk

                        . Investment Management Risk

                        . Liquidity Risk

                        . Market Risk

 See "Description of Principal Investment Risks."

 The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

            Calendar Year Annual Total Returns [GRAPHIC APPEARS HERE]

                            [BAR CHART APPEARS HERE]

        19.51%   -2.31%   32.28%    18.55%    18.71%    10.56%   38.66%
        ------   ------   ------    ------    ------    ------   ------
        1993     1994     1995      1996      1997      1998     1999


During the period shown above the highest quarterly return was 25.64% for the quarter ended 12/31/99 and the lowest was (22.81)% for the quarter ended 9/30/98.

Performance Table


Average Annual Total Returns
(for the periods ending                 Past        Past       Since Inception
December 31, 1999)                    One Year   Five Years   (August 21, 1992)
------------------                    --------   ----------   -----------------

  Fund Shares                           38.66%       23.32%              20.71%
  -----------                           ------       ------              ------

  Russell 2500 Index*                   24.15%       19.43%              17.37%
  -------------------                   ------       ------              ------

* The Russell 2500 Index is an unmanaged composite of 2,500 small-to-mid capitalization stocks.


-----------------------------
Allmerica Investment Trust

Objectives, Strategies and Risks


                        Select Capital Appreciation Fund
                        --------------------------------

[GRAPHIC APPEARS HERE]  Sub-Adviser: T. Rowe Price Associates, Inc.

[GRAPHIC APPEARS HERE]  Investment Objective: The Fund seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective.

[GRAPHIC APPEARS HERE]  Principal Investment Strategies: The Fund's Sub-Adviser
                        looks for companies with proven business ideas and earnings growth rates in excess of market averages. The Fund normally invests at least 50% of its equity assets in securities of companies with market capitalizations that fall within the range of companies in the S&P Mid Cap 400 Index (as of December 31, 1999, $185 million to $37 billion market capitalization). The Fund may also invest in larger firms and firms with a market capitalization below $185 million.

                        While the Fund invests primarily in common stocks, it also may invest in preferred stocks, warrants, government securities, corporate bonds and other debt securities. Up to 25% of its assets may be invested in "junk bonds". The Fund may invest without limitation in foreign securities.

[GRAPHIC APPEARS HERE]  Principal Risks:

                        . Company Risk

                        . Credit Risk

                        . Currency Risk

                        . Derivatives Risk

                        . Foreign Investment Risk

                        . Investment Management Risk

                        . Liquidity Risk

                        . Market Risk

See "Description of Principal Investment Risks."

The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

            Calendar Year Annual Total Returns [GRAPHIC APPEARS HERE]

                            [BAR CHART APPEARS HERE]

                       8.80%   14.28%    13.88%   25.36%
                       -----   ------    ------   ------
                       1996    1997      1998     1999

During the period shown above the highest quarterly return was 27.90% for the quarter ended 12/31/98 and the lowest was (18.54)% for the quarter ended 9/30/98.

T. Rowe Price Associates, Inc. became Sub-Adviser of the Fund on April 1, 1998. Performance before that date is based on the performance of the Fund's previous Sub-Adviser.

Performance Table

Average Annual Total Returns
(for the periods ending                              Past     Since Inception
December 31, 1999)                               One Year     (April 28, 1995)
------------------                               --------     ----------------

  Fund Shares                                      25.36%               21.42%
  -----------                                      ------               ------

  Russell 2500 Index*                              24.15%               18.67%
  -------------------                              ------               ------

* The Russell 2500 Index is a unmanaged composite of 2,500 small-to-mid capitalization stocks.


                                                 -------------------------------
                                                   Allmerica Investment Trust
6

Objectives, Strategies and Risks


                               Select Value Opportunity Fund
                               -----------------------------

[GRAPHIC APPEARS HERE]  Sub-Adviser: Cramer Rosenthal McGlynn, LLC

[GRAPHIC APPEARS HERE]  Investment Objective: The Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.

[GRAPHIC APPEARS HERE]  Principal Investment Strategies: The Fund's Sub-Adviser
                        attempts to find stocks that are attractively valued relative to their future prospects and the market as a whole. The most promising opportunities can be found in companies that are temporarily out of favor or when most analysts are confused about changes taking place at a company. In these situations, the company's stock is often undervalued.

                        The Fund invests primarily in companies with market capitalization between $200 million and $5 billion. The Fund normally invests at least 80% of the portfolio in common stocks and may invest in other equity securities and up to 25% of its assets in foreign securities (not including its investments in ADRs).

[GRAPHIC APPEARS HERE]  Principal Risks:

                        . Company Risk

                        . Currency Risk

                        . Derivatives Risk

                        . Foreign Investment Risk

                        . Investment Management Risk

                        . Liquidity Risk

                        . Market Risk

 See "Description of Principal Investment Risks."

 The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

            Calendar Year Annual Total Returns [GRAPHIC APPEARS HERE]

                            [BAR CHART APPEARS HERE]

               -6.51%   17.60%   28.53%   24.85%   4.87%   -4.70%
               ------   ------   ------   ------   -----   ------
               1994     1995     1996     1997     1998    1999


During the period shown above the highest quarterly return was 15.52% for the quarter ended 3/31/99 and the lowest was (16.86)% for the quarter ended 6/30/99.

Cramer Rosenthal McGlynn, LLC became Sub-Adviser of the Fund on January 1, 1997. Performance before that date is based on the performance of the Fund's previous Sub-Adviser.

Performance Table

Average Annual Total Returns
(for the periods ending              Past          Past         Since Inception
December 31, 1999)                 One Year     Five Years      (April 30, 1993)
------------------                 --------     ----------      ----------------


  Fund Shares                      -4.70%         13.52%             11.57%
  -----------                      ------         ------             ------

  Russell 2500 Index*              24.15%         19.43%             16.41%
  -------------------              ------         ------             ------

* The Russell 2500 Index is an unmanaged composite of 2,500 small-to-mid capitalization stocks.


-----------------------------
Allmerica Investment Trust

Objectives, Strategies and Risks


                               Select International Equity Fund
                               --------------------------------

[GRAPHIC APPEARS HERE]  Sub-Adviser: Bank of Ireland Asset Management (U.S.)
                        Limited

[GRAPHIC APPEARS HERE]  Investment Objective: The Fund seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies.

[GRAPHIC APPEARS HERE]  Principal Investment Strategies: Under normal market conditions, at least 65% of the Fund's assets will be invested in the securities of medium and large-size companies located in at least five foreign countries, not including the United States. To achieve its objective, the Fund focuses on equity securities which the Sub-Adviser believes are undervalued in relation to the company's prospects for future earnings growth. The Fund may also buy fixed-income debt securities, primarily for defensive purposes.

[GRAPHIC APPEARS HERE]  Principal Risks:

                        . Company Risk

                        . Currency Risk

                        . Derivatives Risk

                        . Foreign Investment Risk

                        . Investment Management Risk

                        . Market Risk

 See "Description of Principal Investment Risks."

 The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

            Calendar Year Annual Total Returns [GRAPHIC APPEARS HERE]

                            [BAR CHART APPEARS HERE]

                  19.63%   21.94%   4.65%   16.48%   31.71%
                  ------   ------   -----   ------   ------
                  1995     1996     1997    1998     1999


During the period shown above the highest quarterly return was 20.89% for the quarter ended 12/31/99 and the lowest was (17.69)% for the quarter ended 09/30/98.


Performance Table

Average Annual Total Returns
(for the periods ending              Past         Past           Since Inception
December 31, 1999)                   One Year     Five Years      (May 2, 1994)
------------------                   --------     ----------      -------------

  Fund Shares                         31.71%        18.54%            15.47%
  -----------                         ------        ------            ------

  Morgan Stanley Capital Intl.
  EAFE Index*                         27.31%        13.15%            11.54%
  -----------                         ------        ------            ------

* The Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index, reflecting reinvestment of gross dividends, is an unmanaged capitalization weighted index of foreign developed country common stocks.


                                                 -------------------------------
                                                   Allmerica Investment Trust

Objectives, Strategies and Risks


                               Select Growth Fund
                               ------------------

[GRAPHIC APPEARS HERE]  Sub-Adviser: Putnam Investment Management, Inc.

[GRAPHIC APPEARS HERE]  Investment Objective: The Fund seeks to achieve long-
                        term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.

[GRAPHIC APPEARS HERE]  Principal Investment Strategies: To attain its objective, the Fund looks for companies that appear to have favorable long-term growth characteristics. The Fund typically invests in stocks of large capitalization companies, such as those included in the S&P 500 Index, although it can also make investments in smaller growth companies.

                        At least 65% of the Fund's assets normally will consist of common stocks that the Sub-Adviser believes have growth potential. The Fund also may purchase convertible bonds and preferred stocks and warrants. The Fund normally invests substantially all of its investments in equity securities, although it may invest up to 35% in debt securities including up to 15% in "junk bonds". The Fund may invest up to 25% of its assets in foreign securities (not including its investments in ADRs).

[GRAPHIC APPEARS HERE]  Principal Risks:

                        . Company Risk

                        . Credit Risk

                        . Derivatives Risk

                        . Investment Management Risk

                        . Market Risk

See "Description of Principal Investment Risks."

The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

            Calendar Year Annual Total Returns [GRAPHIC APPEARS HERE]

                            [BAR CHART APPEARS HERE]


    0.84%      -1.49%     24.59%     22.02%     34.06%     35.44%     29.80%
    -----      ------     ------     ------     ------     ------     ------
    1993       1994       1995       1996       1997       1998       1999


During the period shown above the highest quarterly return was 25.02% for the quarter ended 12/31/98 and the lowest was (11.84)% for the quarter ended 09/30/98.

Putnam Investment Management, Inc. became Sub-Adviser of the Fund on July 1, 1996. Performance before that date is based on the performance of the Fund's previous Sub-Adviser.

Performance Table

Average Annual Total Returns
(for the periods ending              Past           Past       Since Inception
December 31, 1999)               One Year     Five Years     (August 21, 1992)
------------------               --------     ----------     -----------------

  Fund Shares                      29.80%         29.06%                20.57%
  -----------                      ------         ------                ------

  S&P 500 Index*                   21.03%         28.55%                21.46%
  --------------                   ------         ------                ------

* The S&P 500 Index(R), reflecting reinvestment of dividends, is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of Standard & Poor's Corporation.


-----------------------------
Allmerica Investment Trust

Objectives, Strategies and Risks


                                 Select Strategic Growth Fund
                                 ----------------------------

[GRAPHIC APPEARS HERE]  Sub-Adviser: TCW Investment Management Company

[GRAPHIC APPEARS HERE]  Investment Objective: The Fund seeks long-term capital appreciation.

[GRAPHIC APPEARS HERE]  Principal Investment Strategies: To pursue its investment objective, the Fund invests (except when maintaining a temporary defensive position) at least 65% of the value of its total assets in equity securities issued by companies with market capitalization, at the time of acquisition, within the capitalization range of the companies comprising the Standard & Poor's Small Cap 600 Index.

                        In managing the Fund's investments, the Sub-Adviser pursues a small cap growth investment philosophy. The Sub-Adviser uses fundamental company-by-company analysis in conjunction with technical and quantitative market analysis to screen potential investments and to continuously monitor securities in the Fund's portfolio.

                        The Fund focuses on small, fast-growing companies that offer cutting-edge products, services or technologies. Because these companies are often in their early stages of development, their stocks tend to fluctuate more than most other securities. The Fund may invest up to 25% of its assets in foreign securities (not including its investments in ADRs).

[GRAPHIC APPEARS HERE]  Principal Risks:

                        . Company Risk

                        . Currency Risk

                        . Derivatives Risk

                        . Foreign Investment Risk

                        . Investment Management Risk

                        . Liquidity Risk

                        . Market Risk

See "Description of Principal Investment Risks."

The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

            Calendar Year Annual Total Returns [GRAPHIC APPEARS HERE]

                            [BAR CHART APPEARS HERE]


                                    16.06%
                                    ------
                                     1999


During 1998 and the period shown above the highest quarterly return was 16.94% for the quarter ended 12/31/98 and the lowest was (16.77)% for the quarter ended 9/30/98.

TCW Investment Management Inc. became Sub-Adviser of the Fund on April 1, 2000. Performance before that date is based on the performance of the Fund's previous Sub-Adviser.

Performance Table

Average Annual Total Returns
(for the periods ending                       Past         Since Inception
December 31, 1999)                          One Year     (February 20, 1998)
------------------                          --------     -------------------

  Fund Shares                                 16.06%             6.89%
  -----------                                 ------             -----

  S&P 500 Index*                              21.03%            21.80%
  --------------                              ------            ------


* The S&P 500 Index(R), reflecting reinvestment of dividends, is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of Standard & Poor's Corporation.


                                                   -----------------------------
                                                     Allmerica Investment Trust
10

Objectives, Strategies and Risks


                                Core Equity Fund
                                ----------------
                           (formerly the Growth Fund)

[GRAPHIC APPEARS HERE]  Sub-Adviser: Miller Anderson & Sherrerd, LLP

[GRAPHIC APPEARS HERE]  Investment Objective: The Fund seeks to achieve long-term growth of capital through investments primarily in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. Realization of current income, if any, is incidental to this objective.

[GRAPHIC APPEARS HERE]  Principal Investment Strategies: To pursue its goal, the
                        Fund invests in securities that are diversified with regard to issuers and industries. In selecting securities, the Fund is not limited to any particular style of investing and may invest in stocks considered to be "growth" stocks as well as stocks considered to be "value" stocks. The Fund may invest in well-established or developing companies, both large and small.

                        The Fund normally will invest substantially all of its assets in equity-type securities, including common stocks, warrants, preferred stocks and debt securities convertible into common stock and eligible real estate securities. The Fund may invest up to 25% of its assets in foreign securities (not including its investments in ADRs).

[GRAPHIC APPEARS HERE]  Principal Risks:

                        . Company Risk

                        . Derivatives Risk

                        . Investment Management Risk

                        . Market Risk

See "Description of Principal Investment Risks."


The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

            Calendar Year Annual Total Returns [GRAPHIC APPEARS HERE]

                            [BAR CHART APPEARS HERE]

                   1990...........................     -0.30%
                   1991...........................     40.44%
                   1992...........................      7.11%
                   1993...........................      6.66%
                   1994...........................      0.16%
                   1995...........................     32.80%
                   1996...........................     20.19%
                   1997...........................     25.14%
                   1998...........................     19.32%
                   1999...........................     29.33%

During the period shown above the highest quarterly return was 21.48% for the quarter ended 12/31/98 and the lowest was (14.61)% for the quarter ended 9/30/90.

Performance Table

Average Annual Total Returns
(for the periods ending                Past          Past            Past
December 31, 1999)                     One Year      Five Years      Ten Years
------------------                     --------      ----------      ---------

Fund Shares                              29.33%          25.23%         17.31%
-----------                              ------          ------         ------

S&P 500 Index*                           21.03%          28.55%         18.21%
--------------                           ------          ------         ------

* The S&P 500 Index(R), reflecting reinvestment of dividends, is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of Standard & Poor's Corporation.


-----------------------------
Allmerica Investment Trust

Objectives, Strategies and Risks


                                Equity Index Fund
                                -----------------

[GRAPHIC APPEARS HERE]  Sub-Adviser: Allmerica Asset Management, Inc.

[GRAPHIC APPEARS HERE]  Investment Objective: The Fund seeks to achieve investment results that correspond to the aggregate price and yield performance of a representative selection of common stocks that are publicly traded in the United States.

[GRAPHIC APPEARS HERE]  Principal Investment Strategies: The Fund tries to achieve its objective by attempting to replicate the aggregate price and yield performance of the S&P 500 Index. Because of its policy of tracking the S&P 500 Index, the Fund does not follow traditional methods of active investment management, which involve buying and selling securities based upon analysis of economic and market factors. The method used to select investments for the Fund involves investing in common stocks in approximately the order of their weightings in the S&P 500 Index. Under normal circumstances, the Fund will hold approximately 500 different stocks included in the S&P 500 Index. The Fund will incur expenses that are not reflected in the performance results of the S&P 500 Index. Therefore, the return of the Fund may be lower than the return of the S&P 500 Index. These factors, among others, may result in "tracking error", which is a measure of the degree to which the Fund's results differ from the results of the S&P 500 Index.

[GRAPHIC APPEARS HERE]  Principal Risks:

                        . Company Risk

                        . Derivatives Risk

                        . Market Risk

See "Description of Principal Investment Risks."

The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

            Calendar Year Annual Total Returns [GRAPHIC APPEARS HERE]

                            [BAR CHART APPEARS HERE]

                 1991..............................    29.16%
                 1992..............................     7.25%
                 1993..............................     9.53%
                 1994..............................     1.06%
                 1995..............................    36.18%
                 1996..............................    22.30%
                 1997..............................    32.41%
                 1998..............................    28.33%
                 1999..............................    20.41%


During the period shown above the highest quarterly return was 21.41% for the quarter ended 12/31/98 and the lowest was (9.96)% for the quarter ended 9/30/98.

Performance Table
Average Annual Total Returns
(for the periods ending          Past        Past          Since Inception
December 31, 1999)               One Year    Five Years    (September 28, 1990)
------------------               --------    ----------    --------------------

Fund Shares                        20.41%        27.77%                  20.66%
-----------                        ------        ------                  ------

S&P 500 Index*                     21.03%        28.55%                  21.35%
--------------                     ------        ------                  ------

* The S&P 500 Index(R), reflecting reinvestment of dividends, is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of Standard & Poor's Corporation.


                                                   -----------------------------
                                                     Allmerica Investment Trust

Objectives, Strategies and Risks


                                  Select Growth and Income Fund
                                  -----------------------------

[GRAPHIC APPEARS HERE]  Sub-Adviser: J.P. Morgan Investment Management Inc.

[GRAPHIC APPEARS HERE]  Investment Objective: The Fund seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.

[GRAPHIC APPEARS HERE]  Principal Investment Strategies: The Fund invests in a broadly diversified portfolio of equity securities, primarily the common stock of companies included in the S&P 500 Index. The Fund's industry diversification and other risk characteristics will be similar to those of the index. The Fund may invest in a wide range of equity securities, consisting of common stocks, preferred stocks, securities convertible into common and preferred stocks and warrants. The Fund may purchase individual stocks not presently paying dividends if the Sub-Adviser believes the overall portfolio is positioned to achieve its income objective.

                        The Fund may invest up to 35% of its assets in fixed-income securities, including up to 15% in "junk bonds". However, the Fund's normal strategy is to be nearly fully invested in equity securities. The Fund may also invest up to 25% of its assets in foreign securities (not including its investments in ADRs).

[GRAPHIC APPEARS HERE]  Principal Risks:

                        . Company Risk

                        . Derivatives Risk

                        . Investment Management Risk

                        . Market Risk

See "Description of Principal Investment Risks."

The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

            Calendar Year Annual Total Returns[GRAPHIC APPEARS HERE]

                            [BAR CHART APPEARS HERE]


   10.37%      0.73%     30.32%     21.26%    22.51%     16.43%       18.43%
   ------      -----     ------     ------    ------     ------       ------
   1993        1994      1995       1996      1997       1998         1999


During the period shown above the highest quarterly return was 19.41% for the quarter ended 12/31/98 and the lowest was (12.66)% for the quarter ended 9/30/98.

J.P. Morgan Investment Management Inc. became Sub-Adviser of the Fund on April 1, 1999. Performance before that date is based on the performance of the Fund's previous Sub-Advisers.

Performance Table

Average Annual Total Returns
(for the periods ending              Past        Past       Since Inception
December 31, 1999)                 One Year   Five Years   (August 21, 1992)
------------------                 --------   ----------   -----------------

  Fund Shares                        18.43%       21.69%              15.92%
  -----------                        ------       ------              ------

  S&P 500 Index*                     21.03%       28.55%              21.46%
  --------------                     ------       ------              ------

* The S&P 500 Index(R), reflecting reinvestment of dividends, is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of Standard & Poor's Corporation.

-----------------------------
Allmerica Investment Trust

Objectives, Strategies and Risks

                       Select Investment Grade Income Fund
                       -----------------------------------
                   (formerly the Investment Grade Income Fund)

[GRAPHIC APPEARS HERE]  Sub-Adviser: Allmerica Asset Management, Inc.

[GRAPHIC APPEARS HERE]  Investment Objective: The Fund seeks as high a level of total return, which includes capital appreciation as well as income, as is consistent with prudent investment management.

[GRAPHIC APPEARS HERE]  Principal Investment Strategies: To achieve its goal, the Fund invests in investment grade debt securities and money market instruments such as bonds and other corporate debt obligations; obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or money market instruments, including commercial paper, bankers acceptances and negotiable certificates of deposit. The Fund also may invest in mortgage-backed and asset-backed securities. The Fund may invest up to 25% of its assets in foreign securities (not including its investments in ADRs) and up to 25% of its assets in debt obligations of supranational entities.

                        Investment grade securities are rated in the four highest grades by Moody's Investors Services or Standard & Poor's Rating Services or unrated but determined by the Sub-Adviser to be of comparable quality. For more information about rating categories, see the Appendix to the Statement of Additional Information ("SAI"). The Fund may invest in securities with relatively long maturities as well as securities with shorter maturities.

                        The Sub-Adviser actively manages the portfolio with a view to producing a high level of total return for the Fund while avoiding undue risks to capital. The Sub-Adviser attempts to anticipate events leading to price or ratings changes through using in-depth fundamental credit research.

[GRAPHIC APPEARS HERE]  Principal Risks:

                        . Company Risk

                        . Interest Rate Risk

                        . Investment Management Risk

                        . Liquidity Risk

                        . Market Risk

                        . Prepayment Risk

See "Description of Principal Investment Risks."

The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

            Calendar Year Annual Total Returns [GRAPHIC APPEARS HERE]

                            [BAR CHART APPEARS HERE]


                        1990 .................... 8.02%
                        1991 ....................16.75%
                        1992 .................... 8.33%
                        1993 ....................10.80%
                        1994 ....................-2.96%
                        1995 ....................17.84%
                        1996 .................... 3.56%
                        1997 .................... 9.45%
                        1998 .................... 7.97%
                        1999 ....................-0.97%


During the period shown above the highest quarterly return was 6.02% for the quarter ended 6/30/95 and the lowest was (2.61)% for the quarter ended 3/31/94.


Performance Table
Average Annual Total Returns
(for the periods ending                     Past        Past          Past
December 31, 1999)                          One Year    Five Years    Ten Years
------------------                          --------    ----------    ---------

Fund Shares                                   -0.97%         7.38%        7.69%
-----------                                   ------         -----        -----

Lehman Brothers
Aggregate Bond Index*                         -0.83%         7.73%        7.69%
---------------------                         ------         -----        -----

* The Lehman Brothers Aggregate Bond Index(R) is an unmanaged index of fixed rate debt issues with an investment grade or higher rating at least one year to maturity and an outstanding par value of at least $25 million.

                                                   -----------------------------
                                                     Allmerica Investment Trust
14

Objectives, Strategies and Risks


                              Government Bond Fund
                              --------------------

[GRAPHIC APPEARS HERE]  Sub-Adviser: Allmerica Asset Management, Inc.


[GRAPHIC APPEARS HERE]  Investment Objective: The Fund seeks high income, preservation of capital, and maintenance of liquidity primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government securities") and in related options, futures, and repurchase agreements.

                        Under normal conditions, at least 80% of the Fund's assets will be invested in U.S. Government securities.

[GRAPHIC APPEARS HERE]  Principal Investment Strategies: To pursue its objective, the Fund invests in U.S. Government securities, such as Treasury bills, notes, and bonds, which may differ only in their interest rates, maturities and times of issuance. The Fund also may invest in mortgage-backed government securities, other instruments secured by U.S. Government securities, asset-backed securities and separately-traded principal and interest components of U.S. Treasury securities. The Fund may invest up to 25% of its assets in debt obligations of supranational entities.

                        The Sub-Adviser selects securities for the portfolio with a view to producing a high level of current income while avoiding undue risks to capital. The Fund may invest in securities with relatively long maturities as well as securities with shorter maturities.

[GRAPHIC APPEARS HERE]  Principal Risks:

                        . Credit Risk

                        . Interest Rate Risk

                        . Investment Management Risk

                        . Market Risk

                        . Prepayment Risk

See "Description of Principal Investment Risks."


The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

            Calendar Year Annual Total Returns [GRAPHIC APPEARS HERE]

                            [BAR CHART APPEARS HERE]

                 1992.................................      6.59%
                 1993.................................      7.51%
                 1994.................................     -0.88%
                 1995.................................     13.06%
                 1996.................................      3.51%
                 1997.................................      7.08%
                 1998.................................      7.67%
                 1999.................................      0.23%


During the period shown above the highest quarterly return was 4.32% for the quarter ended 9/30/98 and the lowest was (1.49)% for the quarter ended 3/31/92.

Performance Table
Average Annual Total Returns
(for the periods ending           Past         Past            Since Inception
December 31, 1999)                One Year     Five Years     (August 26, 1991)
------------------                --------     ----------     -----------------

Fund Shares                          0.23%          6.22%                 6.16%
-----------                          -----          -----                 -----

Lehman Brothers
Intermediate Government
Bond Index*                          0.50%          6.93%                 6.55%
-----------                          -----          -----                 -----

* The Lehman Brothers Intermediate Government Bond Index(R) is an unmanaged index of U.S. Government and Agency bonds with remaining maturities of one to ten years.

-----------------------------
Allmerica Investment Trust

Objectives, Strategies and Risks


                                Money Market Fund
                                -----------------

[GRAPHIC APPEARS HERE]  Sub-Adviser: Allmerica Asset Management, Inc.

[GRAPHIC APPEARS HERE]  Investment Objective: The Fund seeks to obtain maximum current income consistent with preservation of capital and liquidity.

[GRAPHIC APPEARS HERE]  Principal Investment Strategies: The Fund seeks to achieve its objective by investing in high quality money market instruments such as obligations issued or guaranteed by the United States Government, its agencies, or instrumentalities; commercial paper; obligations of banks or savings and loan associations including bankers acceptances and certificates of deposit; repurchase agreements and cash and cash equivalents. The Fund may invest up to 25% of its assets in U.S. dollar denominated foreign debt securities and short-term instruments (not including investments in ADRs).

                        Any security purchased for the Fund must receive the highest or second highest quality rating by at least two recognized rating agencies or by one if only one has rated the security. If the security is unrated the security must be seen by the Sub-Adviser as having comparable quality. Portfolio securities will have a remaining maturity of 397 days or less and the portfolio is managed to maintain a dollar-weighted maturity of 90 days or less.

                        The Fund attempts to maintain a constant net asset value of $1.00 per share but it may not be able to do so due to adverse market conditions or other factors and it is possible for investors to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[GRAPHIC APPEARS HERE]  Principal Risks:

                        . Credit Risk

                        . Interest Rate Risk

                        . Investment Management Risk

                        . Market Risk

See "Description of Principal Investment Risks."

The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

            Calendar Year Annual Total Returns[GRAPHIC APPEARS HERE]

                            [BAR CHART APPEARS HERE]



      8.17%  6.22%  3.78%  3.00%  3.93%  5.84%  5.36%  5.47%  5.51%  5.19%
      -----  -----  -----  -----  -----  -----  -----  -----  -----  -----
      1990   1991   1992   1993   1994   1995   1996   1997   1998   1999


During the period shown above the highest quarterly return was 2.01% for the quarter ended 6/30/90 and the lowest was 0.73% for the quarter ended 6/30/93.

Performance Table

Average Annual Total Returns
(for the periods ending                        Past         Past        Past
December 31, 1999)                         One Year   Five Years   Ten Years
------------------                         --------   ----------   ---------

  Fund Shares                                 5.19%        5.47%       5.23%
  -----------                                 -----        -----       -----

  IBC/Donoghue First Tier
  Money Market Index*                         4.57%        4.97%       4.79%
  -------------------                         -----        -----       -----

* IBC/Donoghue is an independent firm that tracks regulated money market funds on a yield, shareholder, assets size and portfolio allocation basis.

The Fund's 7-day yield ending December 31, 1999 was 5.57%.

7


                                                   -----------------------------
                                                   Allmerica Investment Trust
16

                                 Expense Summary

Expenses are one of several factors to consider when investing in a Fund. Expenses shown are based on expenses incurred in respect of shares of the Funds for the 1999 fiscal year. The Examples show the cumulative expenses attributable to a hypothetical $10,000 investment in each Fund over specified periods.

Fees and Expenses of the Funds

This table describes the fees and expenses that you may pay if you invest in the Funds. Please note that the expenses listed below do not include the expenses of the applicable variable insurance product that you are purchasing. You should refer to the variable insurance product prospectus for more information relating to the fees and expenses of that product, which are in addition to the expenses of the Funds.

                                                              Annual Fund Operating Expenses
                                          Shareholder      (expenses deducted from Fund assets)         Total Annual
                                             Fees                                                          Fund
                                     (fees paid directly       Management    Distribution    Other       Operating
                                     from your investment)        Fees       (12b-1) Fees   Expenses      Expenses
                                     ---------------------        ----       ------------   --------      --------
Select Emerging Markets Fund                 None                 1.35%           None       0.57%       1.92%(1),(2)
Select Aggressive Growth Fund                None                 0.81%*          None       0.06%       0.87%(1),(2)*
Select Capital Appreciation Fund             None                 0.90%*          None       0.07%       0.97%(1),(2)*
Select Value Opportunity Fund                None                 0.90%(1)        None       0.07%       0.97%(1),(2)
Select International Equity Fund             None                 0.89%           None       0.13%       1.02%(1),(2)
Select Growth Fund                           None                 0.78%           None       0.05%       0.83%(1),(2)
Select Strategic Growth Fund                 None                 0.85%*          None       0.35%       1.20%(1),(2)
Core Equity Fund                             None                 0.43%           None       0.05%       0.48%(1),(2)
Equity Index Fund                            None                 0.28%           None       0.07%       0.35%(1)
Select Growth and Income Fund                None                 0.67%           None       0.07%       0.74%(1),(2)
Select Investment Grade Income Fund          None                 0.43%           None       0.07%       0.50%(1)
Government Bond Fund                         None                 0.50%           None       0.12%       0.62%(1)
Money Market Fund                            None                 0.24%           None       0.05%       0.29%(1)



* Effective September 1, 1999, the management fee rates for the Select Aggressive Growth Fund and Select Capital Appreciation Fund were revised. The Management Fee and Total Annual Fund Operating Expense ratios shown in the table above have been adjusted to assume that the revised rates took effect on January 1, 1999.

(1) Through December 31, 2000, Allmerica Financial Investment Management Services, Inc. (the "Manager") has declared a voluntary expense limitation of 1.35% of average net assets for the Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for the Select Value Opportunity Fund, 1.50% for the Select International Equity Fund, 1.20% for the Select Growth Fund, Select Strategic Growth Fund and Core Equity Fund, 1.10% for the Select Growth and Income Fund, 1.00% for the Select Investment Grade Income Fund and Government Bond Fund, and 0.60% for the Money Market Fund. The total operating expenses of these Funds of the Trust were less than their respective expense limitations throughout 1999 except the Select Strategic Growth Fund received a reimbursement of $813.00 in 1999 under its expense limitation.


-----------------------------
Allmerica Investment Trust

       In addition through December 31, 2000, the Manager has agreed to voluntarily waive its management fee to the extent that expenses of the Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets. The amount of such waiver shall not exceed the net amount of management fees earned by the Manager from the Fund after subtracting fees paid by the Manager to the Fund's Sub-Adviser.

       Through December 31, 2000, the Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets.

       The declaration of a voluntary management fee or expense limitation in any year does not bind the Manager to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.

(2) These Funds have entered into agreements with brokers whereby brokers rebate a portion of commissions. Had these amounts been treated as reductions of expenses, the total annual fund operating expense ratios would have been 1.88% for Select Emerging Market Fund, 0.88% for the Select Aggressive Growth Fund, 0.98% for the Select Capital Appreciation Fund, 0.88% for the Select Value Opportunity Fund, 1.01% for the Select International Equity Fund, 0.81% for the Select Growth Fund, 1.17% for the Select Strategic Growth Fund, 0.45% for the Core Equity Fund, and 0.73% for the Select Growth and Income Fund.


Example

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                          1 Year         3 Years        5 Years         10 Years
----                                          ------         -------        -------         --------
Select Emerging Markets Fund                   $197            $608          $1,046          $2,259
----------------------------                   ----            ----          ------          ------

Select Aggressive Growth Fund                   $93            $291            $506          $1,123
-----------------------------                   ---            ----            ----          ------

Select Capital Appreciation Fund               $100            $314            $544          $1,206
--------------------------------               ----            ----            ----          ------

Select Value Opportunity Fund                   $99            $310            $539          $1,194
-----------------------------                   ---            ----            ----          ------

Select International Equity Fund               $105            $326            $566          $1,253
--------------------------------               ----            ----            ----          ------

Select Growth Fund                              $85            $266            $462          $1,029
------------------                              ---            ----            ----          ------

Select Strategic Growth Fund                   $123            $383            $663          $1,461
----------------------------                   ----            ----            ----          ------

Core Equity Fund                                $49            $154            $269            $605
----------------                                ---            ----            ----            ----

Equity Index Fund                               $36            $113            $197            $444
-----------------                               ---            ----            ----            ----

Select Growth and Income Fund                   $76            $237            $413            $921
-----------------------------                   ---            ----            ----            ----

Select Investment Grade Income Fund             $51            $161            $280            $629
-----------------------------------             ---            ----            ----            ----

Government Bond Fund                            $64            $199            $347            $776
--------------------                            ---            ----            ----            ----

Money Market Fund                               $30             $93            $163            $369
-----------------                               ---             ---            ----            ----

                                                   -----------------------------
                                                   Allmerica Investment Trust
18

               [GRAPHIC] Description of Principal Investment Risks

The following is a summary of the principal risks of investing in a Fund and the factors likely to cause the value of your investment in the Fund to decline. The principal risks applicable to each Fund are identified under "Fund Summaries". There are also many factors that could cause the value of your investment in a Fund to decline which are not described here. It is important to remember that there is no guarantee that the Funds will achieve their investment objective, and an investor in any of the Funds could lose money.

Company Risk

A Fund's equity and fixed income investments in a company often fluctuate based on:

 . the firm's actual and anticipated earnings,

 . changes in management, product offerings and overall financial strength and

 . the potential for takeovers and acquisitions.

This is due to the fact that prices of securities react to the fiscal and business conditions of the company that issued the securities. Factors affecting a company's particular industry, such as increased production costs, also may affect the value of its securities.

Smaller companies with market capitalizations of less than $1 billion or so are more likely than larger companies to have limited products lines or smaller markets for their goods and services. Small company stocks may not trade very actively, and their prices may fluctuate more than stocks of other companies as a result of lower liquidity. They may depend on a small or inexperienced management group. Stocks of smaller companies also may be more vulnerable to negative changes than stocks of larger companies.

Credit Risk

Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. There are different levels of credit risk. Funds that invest in lower-rated securities have higher levels of credit risk. Lower-rated or unrated securities of equivalent quality, generally known as "junk bonds", have very high levels of credit risk. "Junk bonds" are considered to be speculative in their capacity to pay interest and repay principal. The price of a fixed income security can be expected to fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or there is negative news that affects the market's perception of the issuer's credit risk.

Currency Risk

This is the risk that the value of a Fund's investments may decline due to fluctuations in exchange rates between the U.S. dollar and foreign currencies. Funds that invest in securities denominated in or are receiving revenues in foreign currencies are subject to currency risk. There is often a greater risk of currency fluctuations and devaluations in emerging markets countries.

Derivatives Risk

A Fund may use derivatives to hedge against an opposite position that the Fund also holds. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When a Fund uses derivatives to hedge, it takes the risk that changes in the value of the derivative will not match those of the asset being hedged. Incomplete correlation can result in unanticipated losses. A Fund may also use derivatives as an investment vehicle to gain market exposure. Gains or losses from derivative investments may be substantially greater than the derivative's original cost. When a Fund uses derivatives, it is also subject to the risk that the other party to the agreement will not be able to perform. Additional risks associated with derivatives include mispricing and improper valuation.


-----------------------------
Allmerica Investment Trust

Emerging Markets Risk

Investments in emerging markets securities involve all of the risks of investments in foreign securities, and also have additional risks. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. Many emerging markets companies in the early stages of development are dependent on a small number of products and lack substantial capital reserves. In addition, emerging markets often have less developed legal and financial systems. These markets often have provided significantly higher or lower rates of return than developed markets and usually carry higher risks to investors than securities of companies in developed countries.

Foreign Investment Risk


Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Funds investing in foreign securities may experience rapid changes in value. One reason for this volatility is that the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Enforcing legal rights may be difficult, costly and slow in foreign countries. Also, foreign companies may not be subject to governmental supervision or accounting standards comparable to those applicable to U.S. companies, and there may be less public information about their operations.


Interest Rate Risk

When interest rates rise, the prices of fixed income securities in a Fund's portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Fund's portfolio will generally rise. Even Funds that invest in the highest quality debt securities are subject to interest rate risk. Interest rate risk usually will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities.

Investment Management Risk

Investment management risk is the risk that a Fund does not achieve its investment objective, even though the Sub-Adviser uses various investment strategies and techniques.

Liquidity Risk

This is the risk that a Fund will not be able to sell a security at a reasonable price because there are too few people who actively buy and sell, or trade, that security on a regular basis. Liquidity risk increases for Funds investing in foreign investments (especially emerging markets securities), smaller companies, lower credit quality bonds (also called "junk bonds"), restricted securities, over-the-counter securities and derivatives.

Market Risk

This is the risk that the price of a security held by a Fund will fall due to changing economic, political or market conditions or to factors affecting investor psychology.

Prepayment Risk

While mortgage-backed securities may have a stated maturity, their expected maturities may vary when interest rates rise or fall. When interest rates fall, homeowners are more likely to prepay their mortgage loans which may result in an unforeseen loss of future interest income to a Fund. Also, because prepayments increase when interest rates fall, the prices of mortgage-backed securities do not increase as much as other fixed income securities when interest rates fall.


                                                   -----------------------------
                                                   Allmerica Investment Trust
20

                      [GRAPHIC] Other Investment Strategies

The Fund Summaries starting on page 3 describe the investment objective and the principal investment strategies and risks of each Fund. The Funds may at times use the following investment strategies. Attached as an Appendix is a chart with a listing of various investment techniques and strategies that the Sub-Advisers of the Funds may utilize. A Fund may decide that it is in the best interests of shareholders to make changes to its investment objective and strategies described in this Prospectus. These investment objectives and strategies may be changed with the approval of the Board of Trustees, but without shareholder approval.

Derivative Investments. (applicable to each Fund except the Money Market Fund) Instead of investing directly in the types of portfolio securities described in the Summary, each Fund, except the Money Market Fund, may buy or sell a variety of "derivative" investments to gain exposure to particular securities or markets. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. A Fund's Sub-Adviser will sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives to enhance returns, which increases opportunities for gain but also involves greater risk.

Foreign Investments. (applicable to each Fund except the Government Bond Fund) Each Fund, except the Government Bond Fund, may invest all or a substantial part of its portfolio in securities of companies that are located or primarily doing business in a foreign country. A company is considered to be located in a foreign country if it is organized under the laws of, or has a principal office in, that country. A company is considered as primarily doing business in a country if (i) the company derives at least 50% of its gross revenues or profits from either goods or services produced or sold in the country or (ii) at least 50% of the company's assets are situated in the country. A Fund may invest in foreign securities either directly or indirectly through the use of depositary receipts, such as ADRs. Depositary receipts are generally issued by banks or trust companies and evidence ownership of underlying foreign securities. An ADR may be sponsored by the issuer of the underlying foreign security or it may be issued in unsponsored form. The holder of a sponsored ADR is likely to receive more frequent and extensive financial disclosure concerning the foreign issuer than the holder of an unsponsored ADR and generally will bear lower transaction charges. The Select Capital Appreciation Fund and Select International Equity Fund may also purchase foreign securities through European Depositary Receipts and Global Depositary Receipts.

High Yield Securities. (applicable to the Select Emerging Markets Fund, Select Capital Appreciation Fund, Select Growth Fund and Select Growth and Income Fund) The Select Emerging Markets Fund, Select Capital Appreciation Fund, Select Growth Fund and Select Growth and Income Fund may purchase corporate debt securities which are high yield securities, or "junk bonds" (rated at the time of purchase BB or lower by Moody's or S&P, or equivalently rated by another rating agency, or unrated but believed by the Sub-Adviser to have similar quality.) These securities are considered to be speculative in their capacity to pay interest and repay principal.


-----------------------------
Allmerica Investment Trust

Lending of Securities. (applicable to all Funds) To realize additional income, the Funds may lend portfolio securities to broker-dealer or financial institutions in an amount up to 33-1/3% of a Fund's total assets. While any such loan is outstanding, a Fund will continue to receive amounts equal to the interest or dividends paid by the issuer on the securities, as well as interest (less any rebates to be paid to the borrower) on the investment of the collateral or a fee from the borrower. Each Fund will have the right to call each loan and obtain the securities. Lending portfolio securities involves possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral.

Restricted Securities. (applicable to all Funds) The Funds may purchase securities that are not registered under Federal securities law ("restricted securities"), but can be offered and sold to certain "qualified institutional buyers". Each Fund will not invest more than 15% (10% for the Money Market Fund) of its net assets in restricted securities (and securities deemed to be illiquid). These limits do not apply if the Board of Trustees determines that the restricted securities are liquid. The Board of Trustees has adopted guidelines and delegated to the Manager the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, retains sufficient oversight and is ultimately responsible for the determinations. This investment practice could increase the level of illiquidity in a Fund if buyers lose interest in restricted securities. As a result, a Fund might not be able to sell these securities when its Sub-Adviser wants to sell, or might have to sell them at less than fair value. In addition, market quotations for these securities are less readily available.

Temporary Defensive Strategies. At times a Sub-Adviser may determine that market conditions make it desirable temporarily to suspend a Fund's normal investment activities. This is when the Fund may temporarily invest in a variety of lower-risk securities, such as U.S. Government and other high quality bonds and short-term debt obligations. Such strategies attempt to reduce changes in the value of the Fund's shares. The Fund may not achieve its investment objective while these strategies are in effect.

Frequent Trading. Certain Funds from time to time may engage in active and frequent trading to achieve their investment objective. Frequent trading increases transaction costs, which could detract from the Fund's performance.


                                                   -----------------------------
                                                   Allmerica Investment Trust

                        [GRAPHIC] Management of the Funds

The Trust is governed by a Board of Trustees. Allmerica Financial Investment Management Services, Inc. is the investment Manager of the Trust responsible for managing the Trust's day-to-day business affairs. The Manager is located at 440 Lincoln Street, Worcester, MA 01653. The Manager and its predecessor, Allmerica Investment Management Company, Inc., have been managing mutual funds since 1985. The Manager currently serves as investment manager to one other mutual fund. Sub-Advisers have been hired to manage the investments of the Funds. The Trust and Manager have obtained an order of exemption from the SEC that permits the Manager to enter into and materially amend sub-advisory agreements with non-affiliated Sub-Advisers without obtaining shareholder approval. The Manager has ultimate responsibility to oversee Sub-Advisers. The Manager has the ability, subject to approval of the Trustees, to hire and terminate Sub-Advisers and to change materially the terms of the Sub-Adviser Agreements, including the compensation paid to the Sub-Advisers. The Sub-Advisers have been selected by the Manager and Trustees with the help of BARRA RogersCasey, Inc., a pension consulting firm. The fees earned by each Sub-Adviser and BARRA RogersCasey are paid by the Manager. The performance by the Sub-Advisers is reviewed quarterly by a committee of the Board of Trustees, with assistance from BARRA RogersCasey.

The following table provides information about each Fund's Sub-Adviser:

       Fund Name,
Sub-Adviser Name and Address                                         Experience
----------------------------                                         ----------
Select Emerging Markets Fund                           Organized in 1980 and has approximately $47 billion assets
Schroder Investment Management                         under management as of December 31, 1999.
North America Inc.                                     Provides global equity and fixed income
787 Seventh Avenue                                     management services to mutual funds and
New York, NY 10019                                     other institutional investors.
------------------                                     ------------------------------

Select Aggressive Growth Fund                          Has over $41 billion assets under management as of December
Nicholas-Applegate Capital Management, L.P.            31, 1999. Founded in 1984. Clients include employee benefit
600 West Broadway, Suite 2900                          and retirement plans, foundations, investment companies and
San Diego, CA 92101                                    individuals.
-------------------                                    ------------

Select Capital Appreciation Fund                       Manages with its affiliates assets totaling $179.9 billion as
T. Rowe Price Associates, Inc.                         of December 31, 1999 for eight million individual and
100 East Pratt Street                                  institutional investor accounts.
Baltimore, MD 21202                                    Founded in 1937.
-------------------                                    ----------------

Select Value Opportunity Fund                          Established in 1973. Over $3.2 billion assets under
Cramer Rosenthal McGlynn, LLC                          management as of December 31, 1999. Provides investment
707 Westchester Avenue                                 advice to mutual funds, individuals, government agencies,
White Plains, NY 10604                                 pension plans and trusts.
----------------------                                 -------------------------

-----------------------------
Allmerica Investment Trust

         Fund Name,
  Sub-Adviser Name and Address                                                  Experience
  ----------------------------                                                  ----------
Select International Equity Fund                         Managed over $50 billion in global securities as of December
Bank of Ireland Asset Management (U.S.) Ltd.             31, 1999. Founded in 1966. Provides international investment
26 Fitzwilliam Place, Dublin 2,                          management services.
Ireland and  20 Horseneck Lane
Greenwich, CT 06830
-------------------

Select Growth Fund                                       As of December 31, 1999, $391 billion assets under
Putnam Investment Management, Inc.                       management, including affiliates. Investment manager of
One Post Office Square                                   mutual funds and other clients since 1937.
Boston, MA 02109
----------------

Select Strategic Growth Fund                             Had over $70 billion in assets under management or
TCW Investment Management Company                        committed to management as of December 31, 1999.
865 South Figueroa Street, Suite 1800                    Established  in  1971.  Manages pension and profit sharing
Los Angeles, CA  90017                                   funds, retirement/health and welfare funds, public employee
----------------------                                   retirement funds, and private accounts.

Core Equity Fund                                         Organized in 1969, and is now a division of Morgan Stanley
Miller Anderson & Sherrerd, LLP                          Dean Witter Investment Management ("MSDWIM"). Provides
One Tower Bridge                                         investment advisory services to employee benefit plans, endowment funds,
West Conshohocken, PA 19428                              foundations and other institutional investors. MSDWIM had $184
---------------------------                              billion in assets under management as of December 31, 1999.
                                                         -----------------------------------------------------------

Equity Index Fund                                        Incorporated in 1993. Had $13.3 billion in assets under
Allmerica Asset Management, Inc.                         management as of December 31, 1999. Serves as investment
440 Lincoln Street                                       adviser to investment companies and affiliated insurance
Worcester, MA 01653                                      company accounts
-------------------                                      ----------------

Select Growth and Income Fund                            Incorporated in 1984. With affiliates, approximately $349 billion
J.P. Morgan Investment Management Inc.                   assets under management as of December 31, 1999. Serves as
522 Fifth Avenue                                         investment adviser for employee benefit plans and other
New York, NY 10036                                       institutional assets, as well as mutual funds and variable
------------------                                       annuities.
                                                         ----------

Select Investment Grade Income Fund                      See Equity Index Fund above.
Allmerica Asset Management, Inc.
440 Lincoln Street
Worcester, MA 01653
-------------------

Government Bond Fund                                     See Equity Index Fund above
Allmerica Asset Management, Inc.
440 Lincoln Street
Worcester, MA 01653
-------------------

Money Market Fund                                        See Equity Index Fund above
Allmerica Asset Management, Inc.
440 Lincoln Street
Worcester, MA 01653
--------------------

                                               -----------------------------
                                               Allmerica Investment Trust

For a sample listing of certain of the Sub-Advisers' clients, see "Investment Management and Other Services" in the SAI.

The following individuals or groups of individuals are primarily responsible for the day-to-day management of the Funds' portfolios:

        Fund Name and                      Name and Title of            Service with          Business Experience
      Sub-Adviser Name                   Portfolio Manager(s)            Sub-Adviser          for Past Five Years
      ----------------                   --------------------            -----------          -------------------
Select Emerging Markets Fund        John A. Troiano, Director,         1981 - Present    Director of Schroder with
Schroder Investment Management      Chief Executive and Chairman                         responsibility for policy for
North America Inc. ("Schroder")     of Emerging Markets Committee                        emerging markets.

                                    Mark Bridgeman,                    1990 - Present    Fund Manager specializing in
                                    First Vice President                                 African markets.

                                    Heather F. Crighton, Director      1993 - Present    Fund Manager specializing in
                                    and Senior Vice President                            Asian emerging markets.
                                                                                         -----------------------

Select Aggressive Growth Fund       Lawrence S. Speidell, Partner      1994 - Present    Director of Global/Systematic
Nicholas-Applegate Capital                                                               Portfolio Management and
Management, L.P. ("NACM")                                                                Research at NACM. Prior
                                                                                         to joining NACM, he spent
                                                                                         ten years with Batterymarch
                                                                                         Financial Management.

                                    John J. Kane, Partner              1994 - Present    Senior Portfolio Manager for
                                                                                         the U.S. Systematic portfolios
                                                                                         at NACM.  Prior to joining
                                                                                         NACM in 1994, he was
                                                                                         employed by ARCOInvest-
                                                                                         Management Company and General
                                                                                         Electric.

                                    Mark W. Stuckelman,                1995 - Present    Portfolio Manager for the
                                    Portfolio Manager                                    U.S. Systematic portfolios
                                                                                         at NACM. Prior to joining
                                                                                         NACM, he was employed for
                                                                                         five years with Wells Fargo
                                                                                         Bank, Fidelity Management
                                                                                         Trust Co., and BARRA, Inc.
                                                                                         --------------------------

Select Capital Appreciation Fund    Brian W.H. Berghuis,               1985 - Present    He has sixteen years
T. Rowe Price Associates, Inc.      Chartered Financial Analyst                          experience in equity research
("T. Rowe Price")                                                                        and portfolio management.
                                                                                         He is chairman of the investment
                                                                                         team for the Fund.

                                    John F. Wakeman, Research          1989 - Present    He spent ten years with
                                    Analyst & Portfolio Manager                          T. Rowe Price as a research
                                                                                         analyst and portfolio manager
                                                                                         and has twelve  years' experience
                                                                                         in equity research.
                                                                                         -------------------

-----------------------------
Allmerica Investment Trust

        Fund Name and                      Name and Title of           Service with          Business Experience
      Sub-Adviser Name                   Portfolio Manager(s)           Sub-Adviser          for Past Five Years
      ----------------                   --------------------           -----------          -------------------
Select Capital Appreciation Fund    Marc L. Baylin, Chartered         1993 - Present    He has eight years of
continued                           Financial Analyst                                   investment experience in
                                                                                        equity research and has been
                                                                                        with T. Rowe Price for the past
                                                                                        six years as a research analyst
                                                                                        and portfolio manager.
                                                                                        ---------------------

Select Value Opportunity Fund       Ronald H. McGlynn, CEO and        1973 - Present    He joined Cramer Rosenthal
Cramer Rosenthal McGlynn,           President of Cramer Rosenthal                       in 1973, has 29 years of
LLC ("Cramer Rosenthal")                                                                investment experience and
                                                                                        serves as Co-Chief Investment
                                                                                        Officer and Portfolio Manager.

                                    Jay B. Abramson, Executive        1985 - Present    He has been with Cramer
                                    Vice President and Director                         Rosenthal since 1985 and his
                                    of Research and Co-Chief                            overall responsibility is for
                                    Investment Officer                                  investment research.
                                    ------------------                                  --------------------

Select International Equity Fund    Christopher Reilly,               1980 - Present    Since 1985, he has had
Bank of Ireland Asset Management    Chief Investment Officer                            overall responsibility for asset
(U.S.) Limited ("BIAM")                                                                 management. He previously
                                                                                        worked in the United
                                                                                        Kingdom in stockbrokering
                                                                                        and investment management.

                                    Michael McCarthy,                 1997 - Present    Mr. McCarthy rejoined BIAM
                                    Portfolio Manager                                   in 1997 from a major life assurance
                                                                                        Company where he was Head of
                                                                                        Asset Management. Prior to this, he
                                                                                        worked for BIAM in the U.K. in a
                                                                                        senior portfolio management capacity.

                                    Peter Wood, Senior                1985 - Present    Prior to 1985, he spent five
                                    Portfolio Manager                                   years with another leading
                                                                                        investment management firm.
                                                                                        He is now responsible for
                                                                                        portfolio construction at BIAM.

                                    Jane Neill, Senior Equity Analyst 1994 - Present    Previously, she was Chief
                                                                                        Investment Officer with
                                                                                        another leading Irish investment
                                                                                        management firm.
                                                                                        ----------------

                                                   -----------------------------
                                                   Allmerica Investment Trust
26

        Fund Name and                      Name and Title of           Service with         Business Experience
      Sub-Adviser Name                   Portfolio Manager(s)           Sub-Adviser         for Past Five Years
      ----------------                   --------------------           -----------         -------------------
Select Growth Fund                  C. Beth Cotner, CFA,              1995 - Present   Prior to 1995, Ms. Cotner was
Putnam Investment                   Chief Investment Officer                           Executive Vice President at
Management, Inc. ("Putnam")                                                            Kemper Financial Services.

                                    Manuel Weiss, CFA,                1987 - Present   He has been an investment
                                    Senior Vice President                              professional with Putnam
                                                                                       since 1987.

Select Strategic Growth Fund        Christopher J. Ainley, Managing   1994 - Present   Prior to joining TCW, Mr. Ainley
TCW Investment Management           Director                                           spent 2 years at Putnam Investments
Company ("TCW")                                                                        as a Vice President and Analyst in
                                                                                       the Equity Research Group and then as
                                                                                       a Portfolio Manager for the Core Equity
                                                                                       Group. Previously he served with J.P.
                                                                                       Morgan Investment Management and Coopers
                                                                                       and Lybrand.

                                    Douglas S. Foreman,               1994 - Present   Prior to 1994, Mr. Foreman
                                    Group Managing Director &                          was employed by Putnam
                                    Chief Investment Officer -                         Investment in Boston. He spent
                                    U.S. Equities                                      his last 5 years at Putnam managing
                                                                                       Institutional accounts and mutual
                                                                                       Funds. Mr. Foreman is a Chartered
                                                                                       Financial Analyst.

                                    Charles Larsen                    1984 - Present   Prior to TCW, Mr. Larsen
                                    Managing Director                                  was a Senior Vice President and
                                                                                       Portfolio Manager for CIGNA
                                                                                       Investment Management Company.
                                                                                       He is a Chartered Financial Analyst and
                                                                                       Chartered Investment Counselor.
                                                                                       ------------------------------

Core Equity Fund                    Gary G. Schlarbaum,               1987 - Present   He has served on a committee
Miller Anderson & Sherrerd, LLP     CFA and Managing Director                          of fund managers since 1993.
("MAS")                                                                                Prior to 1987, Mr. Schlarbaum was
                                                                                       employed by First Chicago
                                                                                       Investment Advisors from 1984 -
                                                                                       1987.

                                    Robert J. Marcin,                 1988 - Present   Prior to joining MAS in 1988,
                                    CFA and Managing Director                          Mr. Marcin was an Account
                                                                                       Executive at Smith Barney Harris
                                                                                       Upham and Company, Inc.

-----------------------------
Allmerica Investment Trust

      Fund Name and                        Name and Title of           Service with         Business Experience
      Sub-Adviser Name                   Portfolio Manager(s)           Sub-Adviser         for Past Five Years
      ----------------                   --------------------           -----------         -------------------
 Core Equity Fund continued         Brian Kramp,                      1997 - Present    Mr. Kramp was employed
                                    CFA and Vice President                              as an analyst and portfolio
                                                                                        manager by Meridian Investment
                                                                                        Company from 1985  - 1997.

                                    James J. Jolinger, Principal      1994 - Present    He has served on the fund
                                                                                        managers committee since 1997.
                                                                                        Prior to 1994, Mr. Jolinger was
                                                                                        employed by Oppenheimer Capital as
                                                                                        an Equity Analyst from 1987 to
                                                                                        1994.

                                    Arden C. Armstrong,               1986 - Present    Prior to joining MAS,
                                    CFA and Managing Director                           Ms. Armstrong was employed
                                                                                        by Evans Economics, Inc.

                                    Chris Leavy,                      1997 - Present    Prior to joining MAS, Mr. Leavy
                                    CFA and Vice President                              was employed by Capitoline
                                                                                        Investment Services as a portfolio
                                                                                        Manager from 1995-1997.

                                    Steven Epstein,                   1996 - Present    Prior to joining MAS, Mr. Epstein
                                    Vice President                                      attended the Wharton School,
                                                                                        University of Pennsylvania from
                                                                                        1994-1996, receiving an MBA.

                                    Eric F. Scharpf,                  1997 - Present    Prior to joining MAS, Mr. Scharpf
                                    Vice President                                      attended the Wharton School,
                                                                                        University of Pennsylvania from
                                                                                        1995-1997 receiving an MBA, and
                                                                                        served as a Financial Analyst for
                                                                                        Salomon Brothers from 1993-1995.
                                                                                        --------------------------------

Select Growth and Income Fund       Bernard A. Kroll, Vice President  1996 - Present    Prior to joining J.P. Morgan
J.P. Morgan Investment                                                                  in 1996, Mr. Kroll was an
Management Inc. ("J.P. Morgan")                                                         equity derivatives specialist
                                                                                        at Goldman Sachs & Co.,
                                                                                        founded his own software
                                                                                        development firm and options
                                                                                        broker-dealer, and managed
                                                                                        several derivatives businesses
                                                                                        at Kidder, Peabody & Co.
                                                                                        He is a portfolio manager in
                                                                                        the Structured Equity Group.

                                    Timothy J. Devlin, Vice President 1996 - Present    Prior to joining J.P. Morgan
                                                                                        in 1996, Mr. Devlin was an
                                                                                        equity portfolio manager at
                                                                                        Mitchell Hutchins Asset
                                                                                        Management Inc. He is a
                                                                                        portfolio manager in the
                                                                                        Structured Equity Group.

                                    James C. Wiess, Vice President    1992 - Present    He is a portfolio manager in
                                                                                        the Structured Equity Group
                                                                                        and has been at J.P. Morgan
                                                                                        since 1992.
                                                                                        -----------

                                                -----------------------------
                                                Allmerica Investment Trust
28

        Fund Name and                                 Name and Title of                 Service with       Business Experience
      Sub-Adviser Name                               Portfolio Manager(s)               Sub-Adviser        for Past Five Years
      ----------------                               --------------------               -----------        -------------------
Select Investment Grade Income Fund             Ann K. Tripp,                         1987 - Present   She was a Portfolio Manager
 Allmerica Asset Management, Inc. ("AAM")                                                              Vice President for AAM prior
                                                                                                       to becoming a Vice President.
                                                                                                       ----------------------------

Government Bond Fund                            Richard J. Litchfield,                1995 - Present   He was a mortgage-backed
Allmerica Asset Management, Inc.                CFA and Vice President                                 securities analyst and trader
("AAM")                                                                                                at Keystone Investments, Inc.
                                                                                                       prior to joining AAM.
                                                                                                       ---------------------

Equity Index Fund and                           John C. Donohue, Vice President       1995 - Present   He was a portfolio manager
Money Market Fund                                                                                      at CS First Boston Investment
Allmerica Asset Management, Inc.                                                                       Management prior to joining
("AAM")                                                                                                AAM.
-------                                                                                                ----

-----------------------------
Allmerica Investment Trust

For the fiscal year ended December 31, 1999, the Funds paid the Manager the fees shown in the table below:

                                                                                          Fee (as a percentage of
        Fund                                                                                  average net assets)
        ----                                                                                  -------------------
        Select Emerging Markets Fund                                                                    1.35%
        ----------------------------                                                                    -----

        Select Aggressive Growth Fund                                                                   0.85%
        -----------------------------                                                                   -----

        Select Capital Appreciation Fund                                                                0.91%
        --------------------------------                                                                -----

        Select Value Opportunity Fund                                                                   0.90%
        -----------------------------                                                                   -----

        Select International Equity Fund                                                                0.89%
        --------------------------------                                                                -----

        Select Growth Fund                                                                              0.78%
        ------------------                                                                              -----

        Select Strategic Growth Fund                                                                    0.85%
        ----------------------------                                                                    -----

        Growth Fund (renamed the Core Equity Fund)                                                      0.43%
        ------------------------------------------                                                      -----

        Equity Index Fund                                                                               0.28%
        -----------------                                                                               -----

        Select Growth and Income Fund                                                                   0.67%
        -----------------------------                                                                   -----

        Investment Grade Income Fund (renamed the Select Investment Grade Income Fund)                  0.43%
        ------------------------------------------------------------------------------                  -----

        Government Bond Fund                                                                            0.50%
        --------------------                                                                            -----

        Money Market Fund                                                                               0.24%
        -----------------                                                                               -----


  For the fiscal year ended December 31, 1999, the Manager paid each Sub-Adviser aggregate fees as set forth below:

                                                                                                            Fee (as a percentage of
Sub-Adviser                                                                                                     average net assets)
-----------                                                                                                     ------------------
Schroder Investment Management North America Inc. (Select Emerging Markets Fund)                                             1.00%
--------------------------------------------------------------------------------                                             -----

Nicholas-Applegate Capital Management, L.P. (Select Aggressive Growth Fund)                                                  0.48%
---------------------------------------------------------------------------                                                  -----

T. Rowe Price Associates, Inc. (Select Capital Appreciation Fund)                                                            0.46%
-----------------------------------------------------------------                                                            -----

Cramer Rosenthal McGlynn, LLC (Select Value Opportunity Fund)                                                                0.52%
-------------------------------------------------------------                                                                -----

Bank of Ireland Asset Management (U.S.) Limited (Select International Equity Fund)                                           0.30%
----------------------------------------------------------------------------------                                           -----

Putnam Investment Management, Inc. (Select Growth Fund)                                                                      0.27%
-------------------------------------------------------                                                                      -----

Cambiar Investors, Inc.* (Select Strategic Growth Fund)                                                                      0.50%
--------------------------------------------------------                                                                     -----

Miller Anderson & Sherrerd, LLP (Growth Fund - renamed the Core Equity Fund)                                                 0.21%
----------------------------------------------------------------------------                                                 -----

Allmerica Asset Management, Inc. (Equity Index Fund)                                                                         0.09%
----------------------------------------------------                                                                         -----

J.P. Morgan Investment Management Inc. ** (Select Growth and Income Fund)                                                    0.26%
-------------------------------------------------------------------------                                                    -----

Allmerica Asset Management, Inc. (Investment Grade Income Fund - renamed the Select Investment Grade Income Fund)            0.20%
-----------------------------------------------------------------------------------------------------------------            -----

Allmerica Asset Management, Inc. (Government Bond Fund)                                                                      0.18%
-------------------------------------------------------                                                                      -----

Allmerica Asset Management, Inc. (Money Market Fund)                                                                         0.09%
----------------------------------------------------                                                                         -----

                                                   -----------------------------
                                                   Allmerica Investment Trust
30

* TCW replaced Cambiar Investors, Inc. ("Cambiar") as Sub-Adviser of the Select Strategic Growth Fund on April 1, 2000. Cambiar served as Sub-Adviser of the Select Strategic Growth Fund from February 20, 1998 to March 31, 2000. Cambiar received a fee computed daily at an annual rate based on the average net assets of the Select Growth and Income Fund, based on the following schedule:

    Assets                                                    Rate
    ------                                                    ----

    First $50 Million                                         0.50%
    -----------------                                         -----

    Next $100 Million                                         0.45%
    -----------------                                         -----

    Next $100 Million                                         0.35%
    -----------------                                         -----

    Next $100 Million                                         0.30%
    -----------------                                         -----

    Over $350 Million                                         0.25%
    -----------------                                         -----

TCW receives a fee computed daily at an annual rate of 0.85% based on the average daily net assets of the Select Strategic Growth Fund. When the average daily net assets of the Fund exceed $100 million, the fee shall be computed daily and paid quarterly at an annual rate of 0.75% of the total average daily net assets of the Fund.

** J.P. Morgan Investment Management Inc. ("J.P. Morgan") replaced John A. Levin & Co., Inc. ("Levin") as Sub-Adviser of the Select Growth and Income Fund on April 1, 1999. Levin served as Sub-Adviser of the Select Growth and Income Fund from September 1, 1994 to March 31, 1999. Levin received a fee computed daily at an annual rate based on the average daily net assets of the Select Growth and Income Fund, based on the following schedule:

    Assets                                                    Rate
    ------                                                    ----

    First $100 Million                                        0.40%
    ------------------                                        -----

    Next $200 Million                                         0.25%
    -----------------                                         -----

    Over $300 Million                                         0.30%
    -----------------                                         -----

J.P. Morgan receives a fee computed daily at an annual rate based on the average daily net assets of the Select Growth and Income Fund, based on the following schedule:

    Assets                                                    Rate
    ------                                                    ----

    First $500 Million                                        0.30%
    ------------------                                        -----

    Next $500 Million                                         0.25%
    -----------------                                         -----

    Over $1 Billion                                           0.20%
    ---------------                                           -----


-----------------------------
Allmerica Investment Trust

                             Pricing of Fund Shares

The Funds sell and redeem their shares at a price equal to their net asset value ("NAV") without paying any sales or redemption charges. The NAV of a share is computed by adding the current value of all the Fund's assets, subtracting its liabilities and dividing by the number of its outstanding shares. NAV is computed once daily at the close of regular trading on the New York Stock Exchange each day the Exchange is open - normally 4:00 p.m. Eastern Time. Orders for the purchase or redemption of shares are filled at the next NAV computed after an order is received by the Fund. The Funds do not accept orders or compute their NAV's on days when the Exchange is closed.


Equity securities are valued based on market value if market quotations are readily available. Debt securities (other than short-term obligations) normally are valued based on pricing service valuations. All securities of the Money Market Fund are valued at amortized cost. Debt obligations in the other Funds with a remaining maturity of 60 days or less are valued at amortized cost when amortized cost is considered to represent fair value. Values for short-term obligations of the other Funds having a remaining maturity of more than 60 days are based upon readily available market quotations. In other cases, debt and equity securities and any other assets are valued at their fair value following procedures approved by the Trustees.

Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund's shares may change on days when shareholders will not be able to buy or sell shares.

                        Purchase and Redemption of Shares

Shares of the Funds currently are purchased only by Separate Accounts which are the funding mechanisms for variable annuity contracts and variable life insurance policies. The Distributor, Allmerica Investments, Inc., at its expense, may provide promotional incentives to dealers who sell variable annuity contracts which invest in the Funds. The Trust has obtained an exemptive order from the Securities and Exchange Commission to permit Fund shares to be sold to variable annuity and variable life insurance separate accounts of both affiliated and unaffiliated life insurance companies and certain qualified pension and retirement plans. Material irreconcilable conflicts may arise among various insurance policy owners and plan participants. The Trustees will monitor events to identify any material conflicts and determine if any action should be taken to resolve such conflict.

No fee is charged by the Trust on redemption. The variable contracts funded through the Separate Accounts are sold subject to certain fees and charges which may include sales and redemption charges. See the prospectuses for the variable insurance products.

Normally, redemption payments will be made within seven days after the Trust receives a written redemption request. Redemptions may be suspended when trading on the New York Stock Exchange is restricted or when permitted by the Securities and Exchange Commission.


                                                   -----------------------------
                                                   Allmerica Investment Trust
32

                             Distributions and Taxes

Distributions

Each Fund pays out substantially all of its net investment income and net capital gains to shareholders each year. Net investment income is paid quarterly in the case of the Core Equity Fund, Equity Index Fund, Select Growth and Income Fund, Select Investment Grade Income Fund and Government Bond Fund; annually in the case of the Select Emerging Markets Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Value Opportunity Fund, Select International Equity Fund, Select Growth Fund and Select Strategic Growth Fund; and daily in the case of the Money Market Fund. Distributions of net capital gains for the year, if any, are made annually. All dividends and capital gain distributions are applied to purchase additional Fund shares at net asset value as of the payment date. Fund shares are held by the Separate Accounts and any distributions are reinvested automatically by the Separate Accounts.

Taxes

The Trust seeks to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies so that the Trust will not be subject to federal income tax. Under current tax law, dividend or capital gain distributions from any Fund are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. Withdrawals from a contract generally are subject to ordinary income tax and, in many cases, to an additional 10% penalty tax on withdrawals before age 59 1/2. Tax consequences to investors in the Separate Accounts which are invested in the Trust are described in more detail in the prospectuses for those accounts.




                                                   -----------------------------
                                                   Allmerica Investment Trust
33

                         [GRAPHIC] Financial Highlights

                           Allmerica Investment Trust

     FINANCIAL HIGHLIGHTS - For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------


                         Income from Investment Operations                             Less Distributions
                   --------------------------------------------- -----------------------------------------------------------------
                                         Net Realized
                      Net                    and                            Distributions
                     Asset       Net      Unrealized             Dividends    from Net
                     Value   Investment  Gain (Loss)  Total from  from Net    Realized    Distributions
    Year Ended     Beginning   Income         on      Investment Investment    Capital         in          Return of     Total
   December 31,     of Year  (Loss)(/2/) Investments  Operations   Income       Gains        Excess         Capital  Distributions
   ------------    --------- ----------- ------------ ---------- ---------- ------------- -------------    --------- -------------
 Select Emerging
     Markets
    Fund(/1/)
       1999         $0.784     $0.001       $0.513      $0.514    $(0.006)     $   --        $   --          $  --      $(0.006)
       1998(D)       1.000      0.006       (0.221)     (0.215)    (0.001)         --            --             --       (0.001)
      Select
    Aggressive
   Growth Fund
       1999          2.460     (0.012)       0.963       0.951         --          --            --             --           --
       1998          2.225     (0.008)       0.243       0.235         --          --            --             --           --
       1997          2.037     (0.009)       0.387       0.378         --      (0.182)       (0.008)(/3/)       --       (0.190)
       1996          1.848     (0.009)       0.351       0.342         --      (0.153)           --             --       (0.153)
       1995          1.397     (0.001)       0.452       0.451         --          --            --             --           --
  Select Capital
   Appreciation
    Fund(/1/)
       1999          1.640     (0.007)       0.423       0.416         --      (0.003)           --             --       (0.003)
       1998          1.698     (0.006)       0.241       0.235         --      (0.293)           --             --       (0.293)
       1997          1.485     (0.005)       0.218       0.213         --          --            --             --           --
       1996          1.369     (0.003)       0.124       0.121         --      (0.005)           --             --       (0.005)
       1995(E)       1.000     (0.001)       0.397       0.396         --      (0.027)           --             --       (0.027)
   Select Value
   Opportunity
    Fund(/1/)
       1999          1.686      0.006       (0.077)     (0.071)        --      (0.094)           --             --       (0.094)
       1998          1.626      0.014        0.066       0.080     (0.014)     (0.006)           --             --       (0.020)
       1997          1.511      0.010        0.364       0.374     (0.010)     (0.249)           --             --       (0.259)
       1996          1.238      0.011        0.342       0.353     (0.011)     (0.069)           --             --       (0.080)
       1995          1.089      0.009        0.183       0.192     (0.009)     (0.033)       (0.001)(/3/)       --       (0.043)
      Select
  International
   Equity Fund
       1999          1.542      0.012        0.477       0.489         --          --            --             --           --
       1998          1.341      0.014        0.207       0.221     (0.020)         --            --             --       (0.020)
       1997          1.356      0.015        0.049       0.064     (0.019)     (0.046)       (0.014)(/4/)       --       (0.079)
       1996          1.136      0.011        0.238       0.249     (0.012)     (0.003)       (0.014)(/4/)       --       (0.029)
       1995          0.963      0.013        0.176       0.189     (0.011)     (0.005)           --             --       (0.016)
                      Net
                    Increase
                   (Decrease)
                       in
    Year Ended     Net Asset
   December 31,      Value
   ------------    ----------
 Select Emerging
     Markets
    Fund(/1/)
       1999          $0.508
       1998(D)       (0.216)
      Select
    Aggressive
   Growth Fund
       1999           0.951
       1998           0.235
       1997           0.188
       1996           0.189
       1995           0.451
  Select Capital
   Appreciation
    Fund(/1/)
       1999           0.413
       1998          (0.058)
       1997           0.213
       1996           0.116
       1995(E)        0.369
   Select Value
   Opportunity
    Fund(/1/)
       1999          (0.165)
       1998           0.060
       1997           0.115
       1996           0.273
       1995           0.149
      Select
  International
   Equity Fund
       1999           0.489
       1998           0.201
       1997          (0.015)
       1996           0.220
       1995           0.173

------------------
*   Annualized
**  Not Annualized
(A) Including reimbursements, waivers, and reductions.
(B) Excluding reductions. Certain Portfolios have entered into varying arrange-ments with brokers who reduced a portion of the Portfolio's expenses.
(C) Excluding reimbursements and reductions.
(D) For period ended December 31, 1998.
(E) For period ended December 31, 1995.
(1) The Select Emerging Markets Fund commenced operations on February 20, 1998. The Select Capital Appreciation Fund commenced operations on April 28, 1995 and changed sub-advisers on April 1, 1998. The Select Value Opportunity Fund changed sub-advisers on January 1, 1997.
(2) Net investment income (loss) per share before reimbursement of fees by the investment adviser or reductions were $0.000 in 1999, $0.004 in 1998 for Select Emerging Markets Fund; $(0.013) in 1999, $(0.009) in 1998 and $(0.010) in 1997 for Select Aggressive Growth Fund; $(0.001) in 1995 for Select Capital Appreciation Fund; $0.005 in 1999, $0.013 in 1998, $0.009 in 1997 and $0.010 in 1996 for Select Value Opportunity Fund; and $0.011 in 1999, $0.014 in 1998, $0.015 in 1997 and $0.011 in 1996 for Select Interna-
    tional Equity Fund.
(3) Distributions in excess of net realized capital gains.
(4) Distributions in excess of net investment income.

                            Ratios/Supplemental Data
        -----------------------------------------------------
                          Ratios To Average Net Assets
               ----------------------------------------

Net Asset             Net Assets
  Value                 End of        Net                                                      Portfolio
 End of    Total        Period    Investment    Operating Expenses        Management Fee       Turnover
 Period    Return      (000's)   Income (Loss)  (A)      (B)      (C)      Gross      Net        Rate
---------  ------     ---------- ------------- ------   ------   ------   --------   -------   ---------
 $ 1.292    65.72%    $   50,452      0.25%      1.88%    1.92%    1.92%     1.35%      1.35%      60%
   0.784   (21.46)%**     20,873      0.96%*     2.19%*   2.19%*   2.54%*    1.35%*     1.00%*     62%**
   3.411    38.66%     1,015,699     (0.46)%     0.88%    0.91%    0.91%     0.85%      0.85%     101%
   2.460    10.56%       752,741     (0.36)%     0.92%    0.95%    0.95%     0.88%      0.88%      99%
   2.225    18.71%       604,123     (0.45)%     0.99%    1.04%    1.04%     0.95%      0.95%      95%
   2.037    18.55%       407,442     (0.53)%     1.08%    1.08%    1.08%     1.00%      1.00%     113%
   1.848    32.28%       254,872     (0.07)%     1.09%      --     1.09%     1.00%      1.00%     104%
   2.053    25.36%       417,087     (0.42)%     0.98%    0.98%    0.98%     0.91%      0.91%      61%
   1.640    13.88%       310,582     (0.47)%     1.02%    1.04%    1.04%     0.94%      0.94%     141%
   1.698    14.28%       240,526     (0.38)%     1.13%    1.13%    1.13%     0.98%      0.98%     133%
   1.485     8.80%       142,680     (0.32)%     1.13%    1.13%    1.13%     1.00%      1.00%      98%
   1.369    39.56%**      41,376     (0.25)%*    1.35%*     --     1.42%*    1.00%*     0.93%*     95%**
   1.521    (4.70)%      308,331      0.43%      0.88%    0.97%    0.97%     0.90%      0.90%      98%
   1.686     4.87%       268,405      0.95%      0.94%    0.98%    0.99%     0.91%      0.90%      73%
   1.626    24.85%       202,139      0.73%      0.98%    1.04%    1.06%     0.92%      0.90%     110%
   1.511    28.53%       113,969      0.91%      0.95%    0.97%    0.97%     0.85%      0.85%      20%
   1.238    17.60%        64,575      0.86%      1.01%      --     1.01%     0.85%      0.85%      17%
   2.031    31.71%       679,341      0.69%      1.01%    1.02%    1.02%     0.89%      0.89%      18%
   1.542    16.48%       505,553      0.99%      1.01%    1.02%    1.02%     0.90%      0.90%      27%
   1.341     4.65%       397,915      1.17%      1.15%    1.17%    1.17%     0.97%      0.97%      20%
   1.356    21.94%       246,877      1.22%      1.20%    1.23%    1.23%     1.00%      1.00%      18%
   1.136    19.63%       104,312      1.68%      1.24%      --     1.24%     1.00%      1.00%      24%

     FINANCIAL HIGHLIGHTS - For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                               Income from Investment Operations
                         ---------------------------------------------
                                               Net Realized
                            Net                    and
                           Asset       Net      Unrealized
                           Value   Investment  Gain (Loss)  Total from
                         Beginning   Income         on      Investment
Year Ended December 31,  of Period (Loss)(/2/) Investments  Operations
-----------------------  --------- ----------- ------------ ----------
Select Growth Fund(/1/)
         1999             $2.428     $(0.002)     $0.709     $ 0.707
         1998              1.811       0.002       0.638       0.640
         1997              1.430       0.006       0.480       0.486
         1996              1.369       0.005       0.297       0.302
         1995              1.099          --       0.270       0.270
   Select Strategic
   Growth Fund(/1/)
         1999              0.973       0.003       0.153       0.156
         1998(D)           1.000       0.002      (0.027)     (0.025)
   Growth Fund(/1/)
         1999              2.825       0.020       0.779       0.799
         1998              2.416       0.028       0.436       0.464
         1997              2.333       0.039       0.540       0.579
         1996              2.176       0.047       0.386       0.433
         1995              1.814       0.049       0.539       0.588
   Equity Index Fund
         1999              3.408       0.036       0.656       0.692
         1998              2.753       0.035       0.741       0.776
         1997              2.165       0.034       0.664       0.698
         1996              1.827       0.035       0.370       0.405
         1995              1.468       0.035       0.474       0.509
   Select Growth and
   Income Fund(/1/)
         1999              1.779       0.022       0.298       0.320
         1998              1.552       0.020       0.233       0.253
         1997              1.405       0.020       0.293       0.313
         1996              1.268       0.020       0.246       0.266
         1995              1.027       0.019       0.290       0.309
                                              Less Distributions
                         ------------------------------------------------------------------
                                                                                               Net
                                                                                             Increase
                         Dividends    Distributions                                         (Decrease)
                          from Net      from Net    Distributions    Return                     in
                         Investment     Realized         in            of         Total     Net Asset
Year Ended December 31,    Income     Capital Gains    Excess        Capital  Distributions   Value
------------------------ ------------ ------------- ---------------- -------- ------------- ----------
Select Growth Fund(/1/)
         1999             $(0.001)       $(0.085)      $    --       $    --     $(0.086)      0.621
         1998                  --(3)      (0.023)           --            --      (0.023)      0.617
         1997              (0.006)        (0.099)           --            --      (0.105)      0.381
         1996              (0.005)        (0.236)           --            --      (0.241)      0.061
         1995                  --             --            --            --          --       0.270
   Select Strategic
   Growth Fund(/1/)
         1999              (0.003)            --            --            --      (0.003)      0.153
         1998(D)           (0.002)            --            --            --      (0.002)     (0.027)
   Growth Fund(/1/)
         1999              (0.020)        (0.294)           --            --      (0.314)      0.485
         1998              (0.028)        (0.027)           --            --      (0.055)      0.409
         1997              (0.038)        (0.458)           --            --      (0.496)      0.083
         1996              (0.048)        (0.228)           --            --      (0.276)      0.157
         1995              (0.049)        (0.177)           --            --      (0.226)      0.362
   Equity Index Fund
         1999              (0.035)        (0.005)           --            --      (0.040)      0.652
         1998              (0.034)        (0.087)           --            --      (0.121)      0.655
         1997              (0.033)        (0.077)           --            --      (0.110)      0.588
         1996              (0.035)        (0.032)           --            --      (0.067)      0.338
         1995              (0.035)        (0.047)       (0.002)(/4/)  (0.066)     (0.150)      0.359
   Select Growth and
   Income Fund(/1/)
         1999              (0.021)        (0.145)           --            --      (0.166)      0.154
         1998              (0.020)        (0.006)           --            --      (0.026)      0.227
         1997              (0.020)        (0.146)           --            --      (0.166)      0.147
         1996              (0.020)        (0.109)           --            --      (0.129)      0.137
         1995              (0.019)        (0.049)           --            --      (0.068)      0.241

------------------------------------
*    Annualized
**   Not Annualized
(A)  Including reimbursements and reductions.
(B) Excluding reductions. Certain Portfolios have entered into varying arrangements with brokers who reduced a portion of the Portfolio's expenses.
(C)  Excluding reimbursements and reductions.
(D)  For period ended December 31, 1998.
(1) The Select Growth Fund changed sub-advisers on July 1, 1996. The Select Strategic Growth Fund commenced operations on February 20, 1998 and changed Sub-Advisers on April 1, 2000. Effective May 1, 2000, the name of the Growth Fund was changed to the Core Equity Fund. The Select Growth and Income Fund changed sub-advisers on April 1, 1999.
(2) Net investment income (loss) per share before reimbursement of fees by the investment adviser or reductions were $(0.003) in 1999, $0.001 in 1998, $0.006 in 1997 and $0.005 in 1996 for Select Growth Fund; $0.003 in 1999,
     $(0.001) in 1998 for Select Strategic Growth Fund; $0.019 in 1999, $0.027 in 1998, $0.038 in 1997 and $0.046 in 1996 for Growth Fund and $0.022 in
     1999, $0.019 in 1998, $0.019 in 1997 and $0.019 in 1996 for the Select
     Growth and Income Fund.
(3)  Dividends from net investment income are less than $0.0005.
(4)  Distributions in excess of net realized capital gains.

                            Ratios/Supplemental Data
           ---------------------------------------------------------------------
                              Ratios To Average Net Assets
                      ---------------------------------------------------
                      Net Assets
Net Asset               End of        Net        Operating          Management     Portfolio
Value End   Total       Period    Investment      Expenses             Fee         Turnover
of Period  Returns     (000's)   Income (Loss) (A)    (B)    (C)    Gross   Net      Rate
---------  -------    ---------- ------------- ----   ----   ----   -----   ----   ---------
 $3.049     29.80%    $1,216,365    (0.08)%    0.81%  0.83%  0.83%  0.78%   0.78%      84%
  2.428     35.44%       815,390      0.08%    0.85%  0.87%  0.87%  0.82%   0.82%      86%
  1.811     34.06%       470,356      0.42%    0.91%  0.93%  0.93%  0.85%   0.85%      75%
  1.430     22.02%       228,551      0.38%    0.92%  0.93%  0.93%  0.85%   0.85%     159%
  1.369     24.59%       143,125      0.02%    0.97%    --   0.97%  0.85%   0.85%      51%
  1.126     16.06%        31,254      0.41%    1.17%  1.20%  1.20%  0.85%   0.85%      58%
  0.973     (2.47)%**     14,839      0.41%*   1.14%* 1.20%* 1.66%* 0.85%*  0.39%*     24%**
  3.310     29.33%     1,076,297      0.65%    0.45%  0.48%  0.48%  0.43%   0.43%     116%
  2.825     19.32%       860,333      1.08%    0.46%  0.49%  0.49%  0.44%   0.44%     100%
  2.416     25.14%       728,679      1.48%    0.47%  0.49%  0.49%  0.43%   0.43%      79%
  2.333     20.19%       556,751      2.04%    0.48%  0.51%  0.51%  0.44%   0.44%      72%
  2.176     32.80%       444,871      2.34%    0.54%    --   0.54%  0.46%   0.46%      64%
  4.060     20.41%       638,230      0.98%    0.35%  0.35%  0.35%  0.28%   0.28%      21%
  3.408     28.33%       481,877      1.17%    0.36%  0.36%  0.36%  0.29%   0.29%       6%
  2.753     32.41%       297,191      1.38%    0.44%  0.44%  0.44%  0.31%   0.31%       9%
  2.165     22.30%       151,130      1.79%    0.46%  0.46%  0.46%  0.32%   0.32%      12%
  1.827     36.18%        90,889      1.96%    0.55%    --   0.55%  0.34%   0.34%       8%
  1.933     18.43%       844,538      1.17%    0.73%  0.74%  0.74%  0.67%   0.67%     131%
  1.779     16.43%       646,086      1.26%    0.70%  0.73%  0.73%  0.68%   0.68%     112%
  1.552     22.51%       473,552      1.34%    0.77%  0.80%  0.80%  0.73%   0.73%      71%
  1.405     21.26%       295,638      1.44%    0.80%  0.83%  0.83%  0.75%   0.75%      78%
  1.268     30.32%       191,610      1.69%    0.85%    --   0.85%  0.75%   0.75%     112%

     FINANCIAL HIGHLIGHTS - For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                              Income from Investment Operations                             Less Distributions
                  --------------------------------------------------------- ------------------------------------------------------
                                         Net Realized
                     Net                     and                            Distributions
                    Asset       Net       Unrealized             Dividends    from Net
                    Value    Investment  Gain (Loss)  Total from  from Net    Realized    Distributions
   Year Ended     Beginning    Income         on      Investment Investment    Capital         in          Return of     Total
  December 31,     of Year     (Loss)    Investments  Operations   Income       Gains        Excess         Capital  Distributions
  ------------    --------- ------------ ------------ ---------- ---------- ------------- -------------    --------- -------------
Investment Grade
Income Fund(1)
      1999          1.132      0.068        (0.079)     (0.011)    (0.069)      (0.001)          --            --       (0.070)
      1998          1.112      0.067         0.020       0.087     (0.067)          --           --            --       (0.067)
      1997          1.084      0.071         0.028       0.099     (0.071)          --           --            --       (0.071)
      1996          1.117      0.070        (0.033)      0.037     (0.070)          --           --            --       (0.070)
      1995          1.012      0.071         0.106       0.177     (0.071)          --       (0.001)(2)        --       (0.072)
   Government
   Bond Fund
      1999          1.068      0.058        (0.056)      0.002     (0.059)          --           --            --       (0.059)
      1998          1.047      0.058         0.021       0.079     (0.058)          --           --            --       (0.058)
      1997          1.036      0.061         0.011       0.072     (0.061)          --           --            --       (0.061)
      1996          1.062      0.062        (0.026)      0.036     (0.062)          --           --            --       (0.062)
      1995          0.997      0.062         0.066       0.128     (0.062)          --       (0.001)(2)        --       (0.063)
  Money Market
      Fund
      1999          1.000      0.051            --       0.051     (0.051)          --           --            --       (0.051)
      1998          1.000      0.054            --       0.054     (0.054)          --           --            --       (0.054)
      1997          1.000      0.053            --       0.053     (0.053)          --           --            --       (0.053)
      1996          1.000      0.052            --       0.052     (0.052)          --           --            --       (0.052)
      1995          1.000      0.057            --       0.057     (0.057)          --           --            --       (0.057)
                     Net
                   Increase
                  (Decrease)
                      in
   Year Ended     Net Asset
  December 31,      Value
  ------------    ----------
Investment Grade
Income Fund(1)
      1999          (0.081)
      1998           0.020
      1997           0.028
      1996          (0.033)
      1995           0.105
   Government
   Bond Fund
      1999          (0.057)
      1998           0.021
      1997           0.011
      1996          (0.026)
      1995           0.065
  Money Market
      Fund
      1999              --
      1998              --
      1997              --
      1996              --
      1995              --

------------------------------------
(A)  Including reimbursements and reductions.
(B) Excluding reductions. Certain Portfolios have entered into varying arrangements with brokers who reduced a portion of the Portfolio's expenses.
(C)  Excluding reimbursements and reductions.
(1) Effective May 1, 2000, the name of the Investment Grade Income Fund was changed to the Select Investment Grade Income Fund.
(2)  Distributions in excess of net investment income.

                           Ratios/Supplemental Data
           ---------------------------------------------------------------
                            Ratios To Average Net Assets
                    ------------------------------------------------
                    Net Assets
Net Asset             End of        Net        Operating       Management   Portfolio
Value End  Total       Year     Investment      Expenses          Fee       Turnover
 of Year   Return    (000's)   Income (Loss) (A)   (B)   (C)   Gross  Net     Rate
---------  ------   ---------- ------------- ----  ----  ----  -----  ----  ---------
 $0.953    (0.85)%   $174,037      6.26%     0.61% 0.61% 0.61% 0.52%  0.52%    177%
  1.032     6.83%     160,450      5.92%     0.64% 0.64% 0.64% 0.54%  0.54%    130%
  1.022     9.17%     104,253      6.12%     0.72% 0.72% 0.72% 0.59%  0.59%     79%
  0.995     3.32%      77,498      6.29%     0.74% 0.74% 0.74% 0.60%  0.60%    108%
  1.024    16.96%      60,368      6.24%     0.79%   --  0.80% 0.60%  0.59%    131%
  1.051    (0.97)%    240,541      6.22%     0.50% 0.50% 0.50% 0.43%  0.43%     75%
  1.132     7.97%     230,623      6.01%     0.52% 0.52% 0.52% 0.43%  0.43%    158%
  1.112     9.45%     189,503      6.48%     0.51% 0.51% 0.51% 0.41%  0.41%     48%
  1.084     3.56%     157,327      6.50%     0.52% 0.52% 0.52% 0.40%  0.40%    108%
  1.117    17.84%     141,625      6.66%     0.53%   --  0.53% 0.41%  0.41%    126%
  1.011     0.23%      87,247      5.64%     0.62% 0.62% 0.62% 0.50%  0.50%     37%
  1.068     7.67%      81,018      5.63%     0.64% 0.64% 0.64% 0.50%  0.50%     61%
  1.047     7.08%      55,513      5.92%     0.67% 0.67% 0.67% 0.50%  0.50%     56%
  1.036     3.51%      46,396      5.90%     0.66% 0.66% 0.66% 0.50%  0.50%    112%
  1.062    13.06%      45,778      5.91%     0.69%   --  0.69% 0.50%  0.50%    180%
  1.000     5.19%     513,606      5.09%     0.29% 0.29% 0.29% 0.24%  0.24%    N/A
  1.000     5.51%     336,253      5.36%     0.32% 0.32% 0.32% 0.26%  0.26%    N/A
  1.000     5.47%     260,620      5.33%     0.35% 0.35% 0.35% 0.27%  0.27%    N/A
  1.000     5.36%     217,256      5.22%     0.34% 0.34% 0.34% 0.28%  0.28%    N/A
  1.000     5.84%     155,211      5.68%     0.36%   --  0.36% 0.29%  0.29%    N/A

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the Statement of Additional Information or annual report, which is available upon request.


-----------------------------
Allmerica Investment Trust
                                                                              34

                                    Appendix

Investment Techniques and Strategies


In managing its portfolios of investments, the Trust may make use of the following investment techniques and strategies:

       Symbols

      o    Permitted

     --    Not Permitted

                                    Select         Select        Select        Select         Select                      Select
                                   Emerging      Aggressive      Capital        Value      International     Select      Strategic
                                    Markets        Growth     Appreciation   Opportunity      Equity         Growth       Growth
Investment Technique/Strategy        Fund           Fund          Fund          Fund           Fund           Fund         Fund
-----------------------------        ----           ----          ----          ----           ----           ----         ----
Asset-Backed Securities               --             --             --             --             --             --             --
Financial Futures Contracts
      and Related Options             o              o              o              o              o              o              o
Foreign Securities                    o              o              o              o              o              o              o
Forward Commitments                   --             --             o              --             --             --             --
Forward Contracts on Foreign
      Currencies                      o              --             o              --             o              o              --
High Yield Securities                 o              --             o              --             --             o              --
Investments in Money Market
      Securities                      o              o              o              o              o              o              o
Mortgage-Backed Securities            --             --             --             --             --             --             --
Purchasing Options                    o              o              o              o              o              o              o
Repurchase Agreements                 o              o              o              o              o              o              o
Restricted Securities                 o              o              o              o              o              o              o
Reverse Repurchase Agreements         --             --             o              --             --             --             --
Securities Lending                    o              o              o              --             o              o              o
Stand-By Commitments                  --             --             --             --             --             --             --
Stripped Mortgage-Backed
      Securities                      --             --             --             --             --             --             --
Swap and Swap-Related Products        --             --             o              --             --             --             --
When-Issued Securities                o              o              o              o              o              o              o
Writing Covered Options               o              o              o              o              o              o              o
-----------------------               -              -              -              -              -              -

                                                               Select                       Select
                                                               Growth                     Investment
                                    Core          Equity        and                          Grade          Government     Money
                                   Equity         Index        Income                       Income             Bond        Market
Investment Technique/Strategy       Fund          Fund          Fund                         Fund              Fund         Fund
-----------------------------       ----          ----          ----                         ----              ----         ----
Asset-Backed Securities               o              --             o                             o              o              o
Financial Futures Contracts
      and Related Options             o              o              o                             o              o              --
Foreign Securities                    o              o              o                             o              --             o
Forward Commitments                   --             --             --                            o              o              o
Forward Contracts on Foreign
     Currencies                       --             --             --                            --             --             --
High Yield Securities                 --             --             --                            --             --             --
Investments in Money Market
     Securities                       o              o              o                             o              o              o
Mortgage-Backed Securities            --             --             --                            o              o              --
Purchasing Options                    o              o              o                             o              o              --
Repurchase Agreements                 o              o              o                             o              o              o
Restricted Securities                 o              o              o                             o              o              o
Reverse Repurchase Agreements         --             --             --                            --             --             --
Securities Lending                    o              o              o                             o              o              o
Stand-By Commitments                  --             --             --                            o              o              o
Stripped Mortgage-Backed
     Securities                       --             --             --                            o              o              --
Swap and Swap-Related Products        --             --             --                            --             --             --
When-Issued Securities                o              o              o                             o              o              o
Writing Covered Options               o              o              o                             o              o              --
-----------------------               -              -              -                             -              -              --

                          Allmerica Investment Trust

                           Allmerica Investment Trust

                          Select Emerging Markets Fund

                          Select Aggressive Growth Fund

                        Select Capital Appreciation Fund

                          Select Value Opportunity Fund

                        Select International Equity Fund

                               Select Growth Fund

                          Select Strategic Growth Fund

                                Core Equity Fund

                                Equity Index Fund

                          Select Growth and Income Fund



                       Select Investment Grade Income Fund

                              Government Bond Fund

                                Money Market Fund

The Trust's Statement of Additional Information ("SAI") includes additional information about the Funds. The Trust's annual and semi-annual reports to shareholders include information about the investments of the Funds. The SAI and the financial statements included in the Fund's most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust's annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. You may get free copies of these materials, request other information about a Fund or make shareholder inquiries by calling 1-800-828-0540.

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may call the Commission at 1-800-SEC-0330 for information about the operation of the Public Reference Room. You may also access reports and other information about the Trust on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-4138.

                                   ALLMERICA
                                  INVESTMENT
                                     TRUST

               440 Lincoln Street, Worcester, Massachusetts 01653
                                 1-800-828-0540

                          ALLMERICA INVESTMENT TRUST
                      STATEMENT OF ADDITIONAL INFORMATION

                         SELECT EMERGING MARKETS FUND
                         SELECT AGGRESSIVE GROWTH FUND
                       SELECT CAPITAL APPRECIATION FUND
                         SELECT VALUE OPPORTUNITY FUND
                       SELECT INTERNATIONAL EQUITY FUND
                              SELECT GROWTH FUND
                         SELECT STRATEGIC GROWTH FUND

                               CORE EQUITY FUND
                               EQUITY INDEX FUND
                         SELECT GROWTH AND INCOME FUND
                              SELECT INCOME FUND

                      SELECT INVESTMENT GRADE INCOME FUND
                             GOVERNMENT BOND FUND
                               MONEY MARKET FUND

THIS STATEMENT OF ADDITIONAL INFORMATION ("SAI") IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE APPLICABLE PROSPECTUS OF ALLMERICA INVESTMENT TRUST DATED MAY 1, 2000. A FREE COPY OF THE APPLICABLE PROSPECTUS MAY BE OBTAINED FROM ALLMERICA INVESTMENT TRUST (THE "TRUST"), 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, (508) 855-1000.

The Trust's Financial Statements and related notes and the report of the independent accountants for the fiscal year ended December 31, 1999 are incorporated by reference into this SAI and are included in the Trust's Annual Report to Shareholders. The Annual Report to Shareholders is available, without charge, upon request, by calling the following toll free number: 1-800-828-0540.


                               DATED: MAY 1, 2000

                                TABLE OF CONTENTS

TRUST HISTORY...........................................................    3

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS................    3
    INVESTMENT RESTRICTIONS AND POLICIES................................   10
    INVESTMENT STRATEGIES AND TECHNIQUES................................   11
    PORTFOLIO TURNOVER..................................................   25

MANAGEMENT OF THE TRUST.................................................   25

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.....................   28

INVESTMENT MANAGEMENT AND OTHER SERVICES................................   28

BROKERAGE ALLOCATION AND OTHER PRACTICES................................   39

CAPITAL STOCK AND OTHER SECURITIES......................................   41

PURCHASE, REDEMPTION AND PRICING OF SHARES..............................   42

TAXATION OF THE FUNDS OF THE TRUST......................................   43

UNDERWRITERS............................................................   43

CALCULATION OF PERFORMANCE DATA.........................................   44

FINANCIAL STATEMENTS....................................................   47


------------------------------
Allmerica Investment Trust

                                  TRUST HISTORY

The Trust is an open-end, diversified series investment company designed to provide the underlying investment vehicle for various separate investment accounts established by First Allmerica Financial Life Insurance Company ("First Allmerica") or Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial Life"), wholly-owned subsidiary of First Allmerica. Shares of the Trust are not offered to the general public but solely to such separate investment accounts ("Separate Accounts"). Not all of the Funds are offered to each Separate Account.

The Trust is a Massachusetts business trust established on October 11, 1984. It currently is comprised of fourteen different portfolios: Select Emerging Markets Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Value Opportunity Fund, Select International Equity Fund, Select Growth Fund, Select Strategic Growth Fund, Core Equity Fund (formerly the Growth Fund), Equity Index Fund, Select Growth and Income Fund, Select Income Fund, Select Investment Grade Income Fund (formerly the Investment Grade Income Fund), Government Bond Fund and Money Market Fund (each, a "Fund"). The Trustees may create additional funds in the future. On or about July 1, 2000, subject to regulatory approval, shares of the Select Investment Grade Income Fund will be substituted for shares of the Select Income Fund. As of the substitution date, shares of the Select Income Fund will no longer be offered.


                            DESCRIPTION OF THE FUNDS
                         AND THEIR INVESTMENTS AND RISKS

ADDITIONAL INFORMATION ABOUT THE FUNDS

For a description of the Funds' principal investment strategies and risks, types of investments each Fund may acquire and certain investment techniques it may utilize, see "Principal Investment Strategies and Risks" and "Other Investment Strategies and Risks" in the appropriate Prospectus for the underlying Funds of the applicable Separate Account. Following are descriptions of additional Fund strategies, policies and restrictions. Note that any percentage limitations listed under each Fund below apply at the time of investment.

SELECT EMERGING MARKETS FUND

The Fund invests at least 65% of its total assets in equity securities of companies that are domiciled or primarily doing business in developing countries with emerging markets. A company is considered to be domiciled in a developing country if it is organized under the laws of, or has a principal office in, that country. A company is considered as primarily doing business in a developing country if (i) the company derives at least 50% of its gross revenues or profits from either goods or services produced or sold in the developing country or (ii) at least 50% of the company's assets are situated in the developing country.


The Sub-Adviser may employ a temporary defensive strategy if deemed by it to be appropriate due to economic or political conditions in emerging markets. When using a defensive strategy, the Fund may invest up to 100% of its assets in cash, high-quality debt securities or money market instruments of U.S. or foreign issuers. In addition, most or all of its investment may be made in the United States and in U.S. dollars for temporary defensive purposes.

The Fund may invest up to 15% of its net assets in securities which are illiquid.

Investing in the Fund entails a substantial degree of risk. Investors are strongly advised to consider carefully the special risks involved in investing in emerging markets, which are in addition to the usual risks of investing in developed countries around the world.

SELECT AGGRESSIVE GROWTH FUND

The selection of securities is made solely on the basis of their potential for capital appreciation. Dividend and interest income from portfolio securities, if any, is incidental to the Fund's investment objective.

At any given point, a substantial portion of the Fund's equity investments may be in securities which are not listed for trading on national securities exchanges and which, although publicly traded, may be less liquid than securities issued


                                                  ------------------------------
                                                  Allmerica Investment Trust
by larger, more seasoned companies which trade on national securities exchanges. Up to 15% of the Fund's net assets may be invested in securities which are illiquid.

Because the price movement of the securities held by the Fund can be expected to be more volatile than is the case for the market as a whole, and the net asset value of a share of the Fund may fluctuate significantly, the Fund should not be considered suitable for investors who are unable or unwilling to assume the risk of loss inherent in an aggressive growth portfolio, nor should investment in the Fund be considered a balanced or complete investment program.

When the Sub-Adviser of the Fund determines that market conditions warrant a temporary defensive position, the Fund may invest without limitation in high-grade, fixed income securities or U.S. Government securities, or hold assets in cash or cash equivalents.

SELECT CAPITAL APPRECIATION FUND

Up to 15% of the Fund's net assets may be invested in securities which are illiquid. When the Sub-Adviser of the Fund determines that market conditions warrant a temporary defensive position, the Fund may invest without limitation in high-grade, fixed income securities or U.S. Government securities, or hold assets in cash or cash equivalents.

SELECT VALUE OPPORTUNITY FUND

The Fund may invest temporarily in preferred stocks, bonds and other defensive issues. There are no restrictions or guidelines regarding the investment of Fund assets in shares listed on an exchange or traded over-the- counter. The Fund may invest up to 15% of its net assets in securities which are illiquid.

The portfolio normally will be diversified among different industry sectors, but is not an index approach. Stocks are bought as investments and generally held for the long term, rather than as active trading vehicles.

SELECT INTERNATIONAL EQUITY FUND

The Fund may invest up to 15% of its net assets in securities which are illiquid. When the Sub-Adviser of the Fund determines that market conditions warrant a temporary defensive position, the Fund may invest without limitation in high-grade, fixed income securities or U.S. Government securities, or hold assets in cash or cash equivalents.

SELECT GROWTH FUND

Although the Fund may invest in dividend-paying stocks, the generation of current income is not an objective of the Fund. Any income that is received is incidental to the Fund's objective of long-term growth of capital.

When choosing securities for the portfolio, the Sub-Adviser for the Select Growth Fund focuses on companies that display strong financial characteristics and earnings growth potential.

The stocks of smaller growth companies may involve a higher degree of risk than other types of securities and the price movement of such securities can be expected to be more volatile than is the case of the market on the whole. The Fund may hold stocks traded on one or more of the national exchanges as well as in the over-the-counter markets. Because opportunities for capital growth may exist not only in new and expanding areas of the economy but also in mature and cyclical industries, the Fund's portfolio investments are not limited to any particular type of company or industry.

When the Sub-Adviser determines that market conditions warrant a temporary, defensive position, the Fund may invest without limitation in high-grade, fixed-income securities or U.S. Government securities, or hold assets in cash or cash equivalents. To the extent the Fund is so invested it is not achieving its objective to the same degree as under normal conditions.


------------------------------
Allmerica Investment Trust

The Select Growth Fund's objective of seeking long-term growth of capital means that its assets generally will be subject to greater risk than may be involved in investing in securities that are not selected for growth potential. The Fund may invest up to 15% of its net assets in securities which are illiquid.

SELECT STRATEGIC GROWTH FUND




The Fund may invest up to 15% of its net assets in securities which are illiquid.


CORE EQUITY FUND (formerly the Growth Fund)

The Core Equity Fund proposes to keep its assets fully invested, but may maintain reasonable amounts in cash or in high-grade, short-term debt securities to meet current expenses and anticipated redemptions, and during temporary periods pending investment in accordance with its policies.

In periods considered by management to warrant a more defensive position, the Core Equity Fund may place a larger proportion of its portfolio in high-grade preferred stocks, bonds or other fixed-income securities, including U.S. Government securities, whether or not convertible into stock or with rights attached, or retain cash.

The Core Equity Fund may invest in both listed and unlisted securities. The Core Equity Fund also may invest in foreign as well as domestic securities.

The Fund may invest up to 15% of its net assets in securities which are illiquid.

EQUITY INDEX FUND

The Equity Index Fund will attempt to replicate the investment results of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") while minimizing transactional costs and other expenses. Stocks in the S&P 500 are ranked in accordance with their statistical weighting from highest to lowest. The method used to select investments for the Equity Index Fund involves investing in common stocks in approximately the order of their weighting in the S&P 500, beginning with those having the highest weighting. The Fund uses the S&P 500 as the performance standard because it represents over 70 percent of the total market value of all publicly-traded common stocks in the U.S., is well-known to investors and, in the opinion of the Sub-Adviser, is representative of the performance of common stocks publicly-traded in the United States. Many, but not all, of the stocks in the S&P 500 are issued by companies that are among the 500 largest as measured by the aggregate market value of their outstanding stock (market price per share multiplied by number of shares outstanding). Inclusion of a stock in the S&P 500 does not imply that Standard & Poor's Ratings Service, a division of McGraw-Hill Companies, Inc. ("S&P") has endorsed it as an investment. With respect to investing in common stocks, there can be no assurance of capital appreciation and there is a substantial risk of market decline.

The Equity Index Fund's ability to duplicate the performance of the S&P 500 will be influenced by the size and timing of cash flows into or out of the Fund, the liquidity of the securities included in the S&P 500, transaction and operating expenses and other factors. These factors, among others, may result in "tracking error," which is a measure of the degree to which the Fund's results differ from the results of the S&P 500.


                                                  ------------------------------
                                                  Allmerica Investment Trust

Tracking error is measured by the difference between total return for the S&P 500 with dividends reinvested and total return for the Fund with dividends reinvested after deductions of transaction and operating expenses. For the 12 months ended December 31, 1999, the S&P 500 gained 21.03% versus a gain of 20.41% for the Equity Index Fund producing a tracking error of 0.62% before advisory and administrative fees. Tracking error is monitored by the Sub-Adviser on a regular basis. All tracking error deviations are reviewed to determine the effectiveness of investment policies and techniques. If the tracking error deviation exceeds industry standards for the Fund's asset size, the Sub-Adviser will bring the deviation to the attention of the Trustees.

While the Board of Trustees of the Trust has selected the S&P 500 as the index the Fund will attempt to replicate, the Trustees reserve the right to select another index at any time without seeking shareholder approval if they believe that the S&P 500 no longer represents a broad spectrum of common stocks that are publicly traded in the United States or if there are legal, economic or other factors limiting the use of any particular index. If the Trustees change the index which the Equity Index Fund attempts to replicate, the Equity Index Fund may incur significant transaction costs in switching from one index to another.

The Equity Index Fund will invest only in those stocks, and in such amounts, as its investment adviser determines to be necessary or appropriate for the Equity Index Fund to approximate the S&P 500. As the size of the Equity Index Fund increases, the Equity Index Fund may purchase a larger number of stocks included in the S&P 500, and the percentage of its assets invested in most stocks included in the S&P 500 will approach the percentage that each such stock represents in the S&P 500. However, there is no minimum or maximum number of stocks included in the S&P 500 which the Equity Index Fund will hold. Under normal circumstances, it is expected that the Equity Index Fund will hold approximately 500 different stocks included in the S&P 500. The Equity Index Fund may compensate for the omission of a stock that is included in the S&P 500, or for purchasing stocks in other than the same proportions that they are represented in the S&P 500, by purchasing stocks which are believed to have characteristics which correspond to those of the omitted stocks.

The Equity Index Fund may invest in short-term debt securities to maintain liquidity or pending investment in stocks. Such investments will not be made for defensive purposes or in anticipation of a general decline in the market price of stocks in which the Equity Index Fund invests; investors in the Equity Index Fund bear the risk of general declines in the stock markets. The Equity Index Fund also may take advantage of tender offers, resulting in higher returns than are reflected in the performance of the S&P 500. In addition, the Equity Index Fund may hold warrants, preferred stocks and debt securities, whether or not convertible into common stock or with rights attached, if acquired as a result of in-kind dividend distributions, mergers, acquisitions or other corporate activity involving the common stocks held by the Equity Index Fund. Such investment transactions and securities holdings may result in positive or negative tracking error.

The Equity Index Fund may purchase or sell futures contracts on stocks indexes for hedging purposes and in order to achieve a fully invested position while maintaining sufficient liquidity to meet possible net redemptions. The effectiveness of a strategy of investing in stock index futures contracts will depend upon the continued availability of futures contracts based on the S&P 500 or which tend to move together with stocks included in the S&P 500. The Equity Index Fund would not enter into futures contacts on stock indexes for speculative purposes.

The Equity Index Fund may invest up to 25% of its assets in foreign securities (not including its investments in American Depositary Receipts ("ADRs")). The Equity Index Fund may invest up to 15% of its net assets in securities which are illiquid.

Because of its policy of tracking the S&P 500, the Equity Index Fund is not managed according to traditional methods of active investment management, which involve the buying and selling of securities based upon investment analysis of economic, financial and market factors. Consequently, the projected adverse financial performance of a company normally would not result in the sale of the company's stock and projected superior financial performance by a company normally would not lead to an increase in the holdings of the company. From time to time, the Sub-Adviser may make adjustments in the portfolio because of cash flows, mergers, changes in the composition of the S&P 500 and other similar reasons.


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

Standard & Poor's Corporation is not in any way affiliated with the Equity Index Fund or the Trust. "Standard & Poor's," "Standard & Poor's 500," and "500" are trademarks of Standard & Poor's Corporation.

SELECT GROWTH AND INCOME FUND

To achieve its objective of long-term growth of capital and current income, the Select Growth and Income Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks. These may include securities of large well-known companies as well as smaller growth companies. The Fund may hold securities traded on one or more of the national exchanges as well as in the over-the-counter markets. The Fund may purchase individual stocks not presently paying dividends which offer opportunities for capital growth or future income, provided that the Sub-Adviser believes the overall portfolio is appropriately positioned to achieve its income objective. In certain circumstances, fixed-income securities may be purchased by the Fund for long-term growth potential.

The Fund may invest up to 15% of its net assets in securities which are illiquid.

When the Sub-Adviser determines that market conditions warrant a temporary, defensive position, the Fund may invest without limitation in high-grade, fixed-income or U.S. Government securities, or hold assets in cash or cash equivalents. To the extent the Fund is so invested, it is not achieving its objective to the same degree as under normal conditions. There can be no assurance of growth of capital, of course, and because the Fund invests a substantial portion of its assets in common stocks and other securities which fluctuate in value, there is substantial risk of market decline.

SELECT INCOME FUND

Investment grade corporate debt securities in which the Fund invests are: (a) assigned a rating within the four highest grades (Baa/BBB or higher) by either Moody's Investor Service, Inc. ("Moody's") or S&P, (b) equivalently rated by another nationally recognized statistical rating organization ("NRSRO") or (c) unrated securities but determined by the Sub-Adviser to be of comparable quality. Securities rated in the fourth highest grade (rated Baa and BBB by Moody's and S&P, respectively) are considered to have some speculative characteristics. For more information concerning the rating categories of corporate debt securities and commercial paper, see the Appendix to the SAI. The types of securities in which the Fund invests include but are not limited to U.S. dollar obligations of supranational entities such as the World Bank, European Investment Bank and African Development Bank. The Fund may also invest in interest-only and principal-only Treasury securities and in municipal bonds when such bonds are deemed by the Sub-Adviser to be attractive investments for the portfolio. The Fund serves as an investment vehicle for variable annuity contracts and variable life insurance policies. Investments by the Fund in municipal bonds offer no tax benefits in addition to those already offered to variable annuity contract owners and variable life insurance policyholders.

The dollar average weighted maturity of the portfolio, excluding money market instruments, is expected to range between 5 and 20 years under normal market conditions. Although the Fund does not invest for short-term trading purposes, portfolio securities may be sold from time to time without regard to the length of time they have been held. The value of the Fund's portfolio securities generally will vary inversely with changes in prevailing interest rates, declining as interest rates rise and increasing as rates decline. The value will also be affected by other market and economic factors. There is the risk with corporate debt securities that the issuers may not be able to meet their obligations on interest and principal payments.

The Fund may invest up to 15% of its net assets in securities which are illiquid.

Obligations in which the Select Income Fund may invest include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Obligations of supranational entities may be supported by appropriated but unpaid commitments of their member countries, and there is no assurance that these commitments will be undertaken or met in the future.

SELECT INVESTMENT GRADE INCOME FUND (formerly the Investment Grade Income Fund)

The debt securities in which the Fund may invest are considered "investment grade" in that they generally are suitable for purchase by prudent investors. However, the lowest category of investment grade securities (rated Baa by Moody's or BBB by S&P) may have speculative characteristics, such that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case of debt securities with higher ratings. If the rating of a security falls below investment grade, or an unrated security is deemed to have fallen below investment grade, AAM analyzes relevant economic and market data in making a determination of whether to retain or dispose of the investment. The performance of the securities in the portfolio is monitored continuously, and they are purchased and sold as conditions warrant and permit.


                                                  ------------------------------
                                                  Allmerica Investment Trust

The Fund may invest up to 15% of its net assets in securities which are illiquid.

Obligations in which the Fund may invest include debt obligations of supranational entities. Supranational entities include international organizations designed or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Obligations of supranational entities may be supported by appropriated but unpaid commitments of their member countries, and there is no assurance that these commitments will be undertaken or met in the future.

GOVERNMENT BOND FUND

The Government Bond Fund will invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and options and futures thereon, as described in the Prospectus. Some U.S. Government securities are backed by the full faith and credit of the United States. Other U.S. Government securities are supported by (i) the right of the issuer to borrow from the U.S. Treasury, (ii) discretionary authority of the U.S. Government to purchase the obligations of the agency or instrumentality, or (iii) only the credit of the instrumentality itself. No assurances can be given that the U.S. Government would provide financial support to the U.S. Government sponsored instrumentalities if it is not obligated to do so by law. The securities in which the Government Bond Fund may invest include, but are not limited to, U.S. Treasury bills, notes and bonds and obligations of the following: Banks for Cooperatives, the Commodity Credit Corporation, the Federal Deposit Insurance Corporation, Federal Farm Credit Banks, the Federal Financing Bank, Federal National Mortgage Association, the General Insurance Fund, Government National Mortgage Association, Government Services Administration (GSA Public Building Trust Participation Certificates), the Production Credit Association, the Student Loan Marketing Association, the Tennessee Valley Authority and the U.S. Postal Service.

The Government Bond Fund may invest in mortgage-backed securities (including pass-through securities) and participation certificates) of the Government National Mortgage Association ("Ginnie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal National Mortgage Association ("Fannie Mae").

Ginnie Mae certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. The mortgage loans are issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, and are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. After approval of the pool by Ginnie Mae, certificates in the pool are offered to investors by securities dealers. Once the pool has been approved by Ginnie Mae, the timely payment of interest and principal on the certificates is guaranteed by the full faith and credit of the U.S. Government. The certificates are "pass through" securities because a pro rata share of regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool is passed through monthly to the Fund.

Freddie Mac, a corporate instrumentality of the U.S. Government created by Congress to increase the availability of mortgage credit for residential housing, issues participation certificates representing undivided interests in Freddie Mac's mortgage portfolio. While Freddie Mac guarantees the timely payment of interest and ultimate collection of the principal of its participation certificates, the participation certificates are not backed by the full faith and credit of the U.S. Government. The "pass-through" characteristics of Freddie Mac participation certificates are similar to Ginnie Mae certificates, but Freddie Mac certificates differ from Ginnie Mae certificates in that Freddie Mac mortgages are primarily conventional residential mortgages rather than mortgages issued or guaranteed by a federal agency or instrumentality.

Fannie Mae is a federally chartered corporation owned by private stockholders. Fannie Mae purchases both conventional and federally insured or guaranteed residential mortgages form various entities, and packages pools of such mortgages in the form of pass-through certificates. Fannie Mae guarantees the timely payment of principal and interest. Fannie Mae is authorized to borrow from the U.S. Treasury to meet its obligations, but the certificates are not backed by the full faith and credit of the U.S. Government.

The effective maturity of a mortgage-backed security may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages, which may affect their effective yield. When the Government Bond Fund receives the monthly "pass-through" payments (which may include unscheduled prepayments of principal) it may be able to invest the payments only at a lower rate of interest. During periods of declining interest rates, such securities


------------------------------
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                                       8
therefore may be less effective as a means of "locking in" attractive long-term interest rates and may have less potential for appreciation than conventional bonds with comparable stated maturities.

The Fund may enter into repurchase agreements and, from time to time, may have temporary investments in short-term debt obligations (including certificates of deposit, bankers acceptances and commercial paper) pending the making of other investments or for liquidity purposes.

The Fund may invest up to 15% of its net assets in securities which are illiquid.

Obligations in which the Fund may invest include debt obligations of supranational entities. Supranational entities include international organizations designed or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Obligations of supranational entities may be supported by appropriated but unpaid commitments of their member countries, and there is no assurance that these commitments will be undertaken or met in the future.

U.S. Government securities may be purchased or sold without regard to the length of time they have been held to attempt to take advantage of short-term differentials in yields, with the objective of seeking income while conserving capital. While short-term trading increases portfolio turnover, the Government Bond Fund incurs little or no brokerage costs for U.S. Government securities.

MONEY MARKET FUND

The Fund may invest in dollar-denominated obligations of foreign branches of U.S. banks ("Euro dollars") and U.S. branches of foreign banks (if such U.S. branches are subject to state banking requirements and Federal reserve reporting requirements) which at the date of the investment have deposits of at least $1 billion as of their most recently published financial statements.

The Money Market Fund will not purchase any security unless (i) the security has received the highest or second highest quality rating by at least two NRSROs or by one NRSRO if only one has rated the security, or (ii) the security is unrated and in the opinion of Allmerica Asset Management, Inc. ("AAM"), as Sub-Adviser to the Fund, in accordance with guidelines adopted by the Trustees, is of a quality comparable to one of the two highest ratings of an NRSRO. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Fund may continue to hold the investment, but the Trustees will evaluate whether the security continues to present minimal credit risks.

INVESTMENT RESTRICTIONS AND POLICIES

The following is a description of certain restrictions on investments of the Funds (in addition to those described in the Prospectus). The investment restrictions numbered 1 through 9 are fundamental and may not be changed without the approval of a majority in interest of the shareholders of that Fund. The other investment restrictions are not deemed fundamental and may be changed by the Trustees without shareholder approval. The following investment restrictions apply to each Fund, except as noted:

     1. The Fund will not issue "senior securities" as defined in Section 18(g) of the Investment Company Act of 1940 ("1940 Act").

     2. The Fund will not borrow money, except in accordance with the provisions of the 1940 Act and for temporary purposes when the aggregate amount borrowed does not exceed 33 1/3% of the value of the Fund's total assets at the time such borrowing is made. In general, a borrowing shall be regarded as being for temporary purposes if it is repaid within 60 days and is not extended or renewed.

     3. The Fund will not act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.


                                                  ------------------------------
                                                  Allmerica Investment Trust

     4. The Fund will not buy or sell real estate or interest in real estate, although it may purchase and sell (a) securities which are secured by real estate and (b) securities of companies which invest or deal in real estate.

     5. The Fund will not engage in the purchase and sale of physical commodities or contracts relating to physical commodities.

     6. The Fund may make loans to other persons only through repurchase agreements and securities lending. For purposes of this paragraph, the purchase of an issue of publicly distributed bonds, debentures, or other debt securities, whether or not the purchase was made upon the original issue of the securities, is not to be considered the making of a loan by the Fund.

     7. The Fund will not purchase securities on margin but may obtain such short-term credits as are necessary for clearance transactions, and (except for the Money Market Fund) may make margin payments in connection with financial futures (including securities index futures) contracts, and options on such future contracts and in the case of the Select Capital Appreciation Fund, futures contracts on foreign currencies and related options. The Fund will not participate on a joint or joint and several basis in any trading account in securities or effect a short sale of securities.

     *8. No Fund will concentrate its investments in particular industries, including debt obligations of supranational entities and foreign governments, but a Fund may invest up to 25% of the value of its total assets in a particular industry. The restriction does not apply to investments in obligations issued or guaranteed by the United States of America, its agencies or instrumentalities, or to investments by the Money Market Fund in securities issued or guaranteed by domestic branches of U.S. banks.

     *9. As to 75% of the value of its total assets (100% for the Money Market
Fund), no Fund will invest more than 5% of the value of its total assets in the securities of any one issuer (other than securities issued by or guaranteed as to principal or interest by the United States Government or any agency or instrumentality thereof) or acquire more than 10% of the voting securities of any issuer. The remaining 25% of assets (other than for the Money Market Fund) may be invested in the securities of one or more issuers without regard to such limitations.

     10. The Fund does not intend to invest in companies for the purpose of exercising control or management.

     11. The Fund may invest in the securities of one or more other investment companies, subject to the provisions of the 1940 Act, as amended, any other applicable laws or regulations and any applicable exemptive orders issued by the Securities and Exchange Commission.

     12. The Fund intends to purchase securities for investment and not to purchase and sell them for trading purposes, except that the Select Capital Appreciation Fund and the Government Bond Fund may engage in short term trading of U.S. Government securities.

     13. The Fund (except the Money Market Fund) may engage in transactions in financial futures contracts and related options. The Money Market Fund will not engage in transactions in financial futures or related options.

     * These limitations apply as of the time of purchase. If through market action the percentage limitations are exceeded, the Fund will not be required to reduce the amount of its holdings in such investments.

INVESTMENT STRATEGIES AND TECHNIQUES

     In managing its portfolios of investments, the Trust may make use of the following investment strategies and techniques:

SECURITIES LENDING

Each Fund may loan its portfolio securities to broker-dealers pursuant to agreements requiring that the loans be continuously secured by cash, cash equivalents or securities issued or guaranteed by the United States government or its agencies, or any combination of cash, cash equivalents and such securities as collateral equal at all times to at least 102%


------------------------------
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                                       10
of the market value of the securities loaned. Such loans are not made if, as a result, the aggregate of all outstanding loans would exceed 33 1/3% of the value of the Fund's total assets taken at current value. The Fund continues to receive interest or dividends on the securities loaned, and simultaneously earns interest on the investment of the loan collateral in U.S. Treasury securities, certificates of deposit or other high-grade, short-term obligations or interest-bearing cash equivalents or receives a fee from the borrower. Although voting rights, or rights to consent, attendant to securities lent pass to the borrower, such loans may be called at any time and may be called so that the securities may be voted by the Fund if a material event affecting the investment is to occur. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to firms deemed by the Fund's Sub-Adviser to be of good standing, and when, in the judgment of the Fund's Sub-Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk.

FOREIGN SECURITIES

Each Fund except the Government Bond Fund may purchase foreign securities. The Money Market Fund may invest only in U.S. dollar denominated foreign securities. Accordingly, the relative strength of the U.S. dollar may be an important factor in the performance of the Fund, depending on the extent of the Fund's foreign investments. Securities of foreign issuers, particularly non- governmental issuers, involve risks which are not associated ordinarily with investing in domestic issuers. These risks include changes in currency exchange rates and currency exchange control regulations. In addition, investments in foreign countries could be affected by other factors generally not thought to be present in the United States, including the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign markets, the possibility of expropriation, the possibility of heavy taxation, the impact of political, social or diplomatic developments, limitations on the removal of funds or other assets of a Fund, difficulties in evoking legal process abroad and enforcing contractual obligations, and the difficulty of assessing economic trends in foreign countries. Some foreign securities exchanges may not be as developed or efficient as those in the United States and securities traded on foreign securities exchanges generally are subject to greater price volatility. There is also the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation and limitations on the removal of funds or other assets.

Investments in emerging countries involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems which may be less stable. In addition, securities of issuers located in emerging countries may have limited marketability and may be subject to more abrupt or erratic price fluctuations. The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for a Fund's portfolio securities in such markets may not be readily available. Many emerging market countries have experienced high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries with emerging markets. Emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed by the countries with which they trade. In certain markets there have been times when settlements of securities transactions have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.

The Funds may buy or sell foreign currencies, options on foreign currencies and foreign currency futures contracts and options thereon and, in addition, the Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund and Select Income Fund may invest in foreign currency forward contracts. Although such instruments may reduce the risk of loss due to a decline in the value of the currency that is sold, they also limit any possible gain which might result should the value of the currency increase. Such instruments will be used primarily to protect a Fund from adverse currency movements; however, they also involve the risk that anticipated currency movements will not be accurately predicted, thus adversely affecting a Fund's total return. See "Financial Futures Contracts and Related Options" and "Forward Contracts on Foreign Currencies."

The Funds' investments may include ADRs. For many foreign securities, there are U.S. dollar-denominated ADRs which are traded in the United States on exchanges or over the counter. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. An ADR may be sponsored by the issuer of the underlying foreign security, or it may be issued in unsponsored form. The holder of a sponsored ADR is likely to receive more frequent and extensive financial disclosure concerning the foreign issuer than the holder of an unsponsored ADR


                                                  ------------------------------
                                                  Allmerica Investment Trust
and generally will bear lower transaction charges. Each Fund may invest in both sponsored and unsponsored ADRs. The Select International Equity Fund and the Select Capital Appreciation Fund also may utilize European Depositary Receipts, which are designed for use in European securities markets, and also may invest in Global Depositary Receipts.

Obligations in which the Select Income Fund, Select Investment Grade Income Fund and Government Bond Fund may invest include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Obligations of supranational entities may be supported by appropriated but unpaid commitments of their member countries, and there is no assurance that these commitments will be undertaken or met in the future. A Fund may not invest more than 25% of its assets in debt obligations of supranational entities.

Certain state insurance regulations may impose additional restrictions on a Fund's holdings of foreign securities.

FORWARD COMMITMENTS

The Select Capital Appreciation Fund, Select Income Fund, Select Investment Grade Income Fund, Government Bond Fund and Money Market Fund may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Funds do so, they will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Funds generally will enter into forward commitments with the intention of acquiring securities for their portfolio, they may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so. The Funds may realize short-term gains or losses upon the sale of forward commitments. The Sub-Adviser will monitor the creditworthiness of the parties to such forward commitments.

WHEN-ISSUED SECURITIES

Each Fund from time to time may purchase securities on a "when-issued" basis or delayed delivery basis. Debt securities and municipal obligations often are issued on this basis. The yield of such securities is fixed at the time a commitment to purchase is made, with actual payment and delivery of the security generally taking place 15 to 45 days later. During the period between purchase and settlement, typically no payment is made by a Fund and no interest accrues to the Fund. The market value of when-issued securities may be more or less than the purchase price payable at settlement date. Purchase of when-issued securities involves the risk that yields available in the market when delivery occurs may be higher than those available when the when-issued order is placed resulting in a decline in the market value of the security. There is also the risk that under some circumstances the purchase of when-issued securities may act to leverage the Fund. The Fund will establish a segregated account with the Custodian in which it will maintain cash or liquid securities at least equal to commitments for when-issued securities.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements. Under a repurchase agreement, a Fund may purchase an obligation of or guaranteed by the United States Government, its agents or instrumentalities, with an agreement that the seller will repurchase the obligation at an agreed upon price and date. The repurchase price reflects an agreed-upon interest rate which is unrelated to the coupon rate on the purchased obligation. Repurchase agreements usually are for short periods, such as under one week, but may be as long as thirty days. No repurchase agreement will be effected if, as a result, more than 30% of a Fund's total assets taken at current value will be invested in repurchase agreements. No more than 15% (10% for the Money Market Fund) of a Fund's total assets taken at current value will be invested in repurchase agreements extending for more than seven days and in other securities which are not readily marketable.

If a seller defaults upon the obligation to repurchase, the Funds may incur a loss if the value of the purchased obligation (collateral) declines, and may incur disposition costs in liquidating the collateral. If bankruptcy proceedings


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Allmerica Investment Trust
are commenced with respect to a seller, realization upon the collateral by the Funds may be delayed or limited.

Prior to entering into a repurchase agreement, the Fund's Sub-Adviser evaluates the creditworthiness of entities with which the Fund proposes to enter into the repurchase agreement. The Trustees have established guidelines and standards of review for the evaluation of creditworthiness by the Funds' Sub- Advisers and monitor such Sub-Advisers' actions with respect to repurchase transactions.

The Select Capital Appreciation Fund also may enter into reverse repurchase agreements. In a reverse repurchase agreement, a fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and at a future date. Reverse repurchase agreement transactions can be considered a form of borrowing by the Fund. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities or to earn additional income on portfolio securities, such as treasury bills and notes. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the reverse repurchase agreement. The Select Capital Appreciation Fund will enter into reverse repurchase agreements only with parties that its Sub-Adviser deems creditworthy.

WRITING COVERED OPTIONS

Each Fund other than the Money Market Fund may write call options and put options on securities which the Fund owns as its Sub-Adviser shall determine to be appropriate and to the extent permitted by applicable law. A call option gives the purchaser of the option the right to buy and a writer the obligation to sell the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A premium is paid to the writer as the consideration for undertaking the obligations under the option contract. The writer forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit.

As the writer of a call option, a Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period if the option is exercised. So long as the Fund remains obligated as the writer of a call, it forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit, and retains the risk of loss should the value of the security decline. The Fund also may enter into "closing purchase transactions" in order to terminate its obligation as the writer of a call option prior to the expiration of the option. There is no assurance that a Fund will be able to effect such transactions at any particular time or at any acceptable price.

The writer of a put option is obligated to purchase specified securities from the option holder at a specified price at any time before the expiration date of the option. The purpose of writing such options is to generate additional income for the Fund, but the Fund accepts the risk that it will be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

Option transactions may increase a Fund's transaction costs and may increase the portfolio turnover rate, depending on how many options written by the Fund are exercised in a particular year.

PURCHASING OPTIONS

Each Fund other than the Money Market Fund may purchase put and call options to the extent permitted by applicable law. A Fund will not purchase put or call options if after such purchase more than 5% of its net assets, as measured by the aggregate of the premiums paid for all such options held by the Fund, would be so invested. A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on exchange traded options purchased by the Fund.

A Fund normally would purchase call options in anticipation of an increase in the market value of securities. The purchase of a call option entitles the Fund, in return for the premium paid, to purchase specified securities at a specified


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price during the option period. If the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs during the option period, the Fund would ordinarily realize a gain, if not, the Fund would realize a loss.

A Fund normally would purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it may invest. The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. Gains or losses on the purchase of put options would tend to be offset by countervailing changes in the value of underlying portfolio securities. A Fund ordinarily would realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise, the Fund would realize a loss on the purchase of the put option.

There is no assurance that a liquid secondary market on an options exchange will exist for a particular option or at a particular time. The hours of trading for options on options exchanges may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. In addition, the purchase of options is a highly specialized activity which depends in part on the Sub-Adviser's ability to predict future price fluctuations and the degree of correlation between the options and securities markets. A Fund pays brokerage commission or spread in connection with its options transactions as well as for purchases and sales of the underlying securities.

FINANCIAL FUTURES CONTRACTS AND RELATED OPTIONS

Each Fund (other than the Money Market Fund) may invest in transactions in financial futures contracts and related options for hedging purposes. In addition, the Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Income Fund may utilize futures contracts on foreign currencies and related options. Through certain hedging activities involving such futures contracts and related options, it is possible to reduce the effects of fluctuations in interest rates and the market prices of securities which may be quite volatile. Hedging is a means of transferring a risk which an investor does not desire to assume during an uncertain interest rate or securities market environment to another investor who is willing to assume that risk.

The Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Income Fund may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Income Fund may buy put options on the foreign currency. If the value of the currency declines, the Funds will have the right to sell such currency for a fixed amount in U.S. dollars and will offset, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Income Fund may buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Funds from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, the Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Income Fund could sustain losses on transactions in foreign currency options that would require such Funds to forgo a portion or all of the benefits of advantageous changes in those rates.

The Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Income Fund also may write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in


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

exchange rates, the Funds could write a call option on the relevant currency instead of purchasing a put option. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Income Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Funds to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Funds would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Income Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

The Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Income Fund may write covered call options on foreign currencies. A call option written on a foreign currency by the Funds is "covered" if the Funds own the underlying foreign currency covered by the call or have an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund's custodian) upon conversion or exchange of other foreign currency held in their portfolios. A call option also is covered if the Funds have a call on the same foreign currency and in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by the Funds in cash or other liquid assets in a segregated account with the Funds' custodian.

The Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Income Fund also may write call options on foreign currencies for cross-hedging purposes that would not be deemed to be covered. A call option on a foreign currency is for cross-hedging purposes if it is not covered but is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security that the Funds own or have the right to acquire and that is denominated in the currency underlying the option. In such circumstances, the Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Income Fund collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily. The Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Income Fund may invest without limitation in foreign currency options.

GENERAL INFORMATION

A futures contract on a security is a standardized agreement under which each party is entitled and obligated either to make or to accept delivery, at a particular time, of securities having a specified face value and rate of return on foreign currencies. Currently, futures contracts are available on debt and equity securities and on certain foreign currencies.

Futures contracts are traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC"). A futures contract on an individual security may be deemed to be a commodities contract. A Fund engaging in a futures transaction initially will be required to deposit and maintain with its Custodian, in the name of its brokers, an amount of cash or U.S. Treasury bills equal to a small percentage (generally less than 5%) of the contract amount to guarantee performance of its obligations. This amount is known as "initial margin." Margin in a futures transaction is different from margin in a securities transaction, in that financial futures initial margin does not involve the borrowing of funds to finance the transactions. Unlike securities margin, initial margin in a futures transaction is in the nature of a performance bond or good faith deposit on the contract which is returned to the fund upon termination of the financial future, assuming all contractual obligations have been satisfied. As the price of the underlying security fluctuates, making the position in the financial futures more or less valuable, subsequent payments called "maintenance margin" or "variation margin" are made to and from the broker on a daily basis. This process is called "marking to market."


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

The purchase and sale of financial futures is for the purpose of hedging against changes in securities prices or interest rates. Hedging transaction serve as a substitute for transactions in the underlying securities and can effectively reduce investment risk. When prices are expected to rise, a fund, through the purchase of futures contracts, can attempt to secure better prices than might be later available in the stock market when it anticipates effecting purchases.

Similarly, when interest rates are expected to increase, a fund can seek to offset a decline in the value of its debt securities through the sale of futures contracts.

OPTIONS ON FINANCIAL FUTURES

The Funds other than the Money Market Fund may use options on futures contracts in connection with hedging strategies. The purchase of put options on futures contracts is a means of hedging the Fund's portfolio against the risk of declining prices. The purchase of a call option on a futures contract represents a means of hedging against a market advance when a Fund is not invested fully. Depending on the pricing of the option compared with either the futures contract upon which it is based or upon the price of the underlying securities, the option may or may not be less risky than ownership of the futures contract or underlying securities.

The writing of a call option on a futures contract may constitute a partial hedge against declining prices of the securities or currencies which are deliverable upon exercise of the futures contract. If the futures price at expiration is below the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund's holding of securities or currencies.

The writing of a put option on a futures contract is analogous to the purchase of a futures contract. If the option is exercised, the net cost to the Fund of the securities or currencies acquired by it will be reduced by the amount of the option premium received. If, however, market prices have declined, the Fund's purchase price upon exercise may be greater than the price at which the securities or currencies might be purchased in the cash market.

LIMITATIONS ON PURCHASE AND SALE OF FUTURES AND RELATED OPTIONS

A Fund generally will engage in transactions in futures contracts or related options only as a hedge against changes in the values of securities or currencies held in a Fund's portfolio or which it intends to purchase, or to a limited extent to engage in non-hedging strategies. A Fund may not purchase or sell a futures contract for non-hedging purposes if immediately thereafter the sum of the amount of margin deposits and amount of variation margins paid from time to time on the Fund's existing futures and related options positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. The reasons a Fund may engage in non-hedging strategies include: to seek to enhance return and to adjust efficiently the Fund's overall exposure to certain markets. In instances involving the purchase of futures contracts or call options thereon or the writing of put options thereon by a Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts and related options (less any related margin deposits), will be deposited in a segregated account with its custodian in the name of the broker to collateralize the position, and thereby insure that the use of such futures contracts and options is unleveraged.

In implementing a Fund's overall risk management strategy, it is possible that its Sub-Adviser will choose not to engage in any futures transactions or that appropriate futures contracts or related options may not be available. A Fund will engage in futures transactions only for appropriate hedging, risk management or non-hedging purposes. A Fund will not enter into any particular futures transaction unless its Sub-Adviser determines that the particular transaction demonstrates an appropriate correlation with the Fund's investment objectives and portfolio securities.

RISK OF TRANSACTIONS IN FUTURES

The sale and purchase of futures contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. There are several risks in connection with the use of financial futures by a Fund as a hedging device.


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

Successful use of financial futures by a Fund is subject to its Sub- Adviser's ability to predict movements in the direction of interest rates or securities prices and to assess other factors affecting markets for securities. For example, a Fund may hedge against the possibility of an increase in interest rates which would affect adversely the prices of debt securities held in its portfolio. If prices of the debt securities increase instead, the Fund may lose part or all of the benefit of the increased value of the hedged debt securities because it may have offsetting losses in the futures positions. In addition, in this situation, if the Fund has insufficient cash, it may have to sell securities to meet the daily maintenance margin requirements. These sales may be, but will not necessarily be, at increased prices to reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

Another risk arises because of the imperfect correlation between movements in the price of the financial future and movements in the price of the securities or currencies which are the subject of the hedge. First of all, the hours of trading for futures contracts may not conform to the hours during which the underlying assets are traded. To the extent that the futures markets close before the markets for the underlying assets, significant price and rate movements can take place in the underlying asset's market that cannot be reflected in the futures markets. But even during identical trading hours, the price of the future may move more than or less than the price of the assets being hedged. While a hedge will not be fully effective if the price of the future moves less that the price of the hedged assets, if the price of the hedged assets has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. On the other hand, if the price of the hedged assets has moved in a favorable direction, this advantage may be offset partially by the price movement of the futures contract. If the price of the futures moves more than the price of the asset, the Fund will experience either a loss or a gain on the futures contract which will not be completely offset by movements in the prices of the assets which are the subject of the hedge.

In addition to the possibility that there may be an imperfect correlation at all, between movements in the futures and the portion of the portfolio being hedged, the market prices of the futures may be affected by certain other factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures through offsetting transaction, which could distort the normal relationship between securities or currencies and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price or currency distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in the prices of securities or currencies and movements in the prices of futures, a correct forecast of interest rate trends or market price movements by the Sub-Adviser still may not result in a successful hedging transaction over a short time frame.

Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. Thus, it may not be possible to close a futures position, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of maintenance margin. However, in the event futures have been used to hedge portfolio positions, such underlying assets will not be sold until the futures can be terminated. In such circumstances, an increase in the price of the underlying assets, if any, may offset partially or completely losses on the future.

RISKS OF TRANSACTIONS IN OPTIONS ON FUTURES

There are several special risks relating to options on futures. First, the ability to establish and close out positions in options is subject to the maintenance of a liquid secondary market. A Fund will not purchase options on futures on any exchange or board of trade unless, in the opinion of its Sub-Adviser, the market for such options is developed sufficiently so that the risks in connection with options on futures transactions are not greater than the risks in connection with futures transactions. Compared with the purchase or sale of futures, the purchase of call or put options on futures involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on futures would result in a loss to the Fund when the purchase or sale of a future would not, such as when there is no


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

movement in the price of the underlying securities. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts, as described above under "Risks of Transactions in Futures."

An option position may be closed out only on an exchange or board of trade which provides a secondary market for an option of the same series. Although a Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option or at any particular time. It might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of financial futures pursuant to the exercise of put options.

Because of the risks and the transaction costs associated with hedging activities, there can be no assurance that a Fund's portfolio will perform as well as or better than a comparable fund that does not invest in futures contracts or related options.

FORWARD CONTRACTS ON FOREIGN CURRENCIES

A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. The Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Income Fund may enter into forward contracts to purchase and sell government securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts which are standardized contracts, forward contracts can be drawn specifically to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange. The following discussion summarizes the Select Emerging Markets Fund's, Select Capital Appreciation Fund's, Select International Equity Fund's, Select Growth Fund's and Select Income Fund's principal uses of forward currency exchange contracts ("forward currency contracts"). The Funds may enter into a forward currency contract with the stated contract value of up to the value of the Funds' assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). The Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Income Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities they have agreed to buy or sell ("transaction hedge"). The Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Income Fund also may hedge some or all of their investments denominated in foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of their portfolio securities denominated in that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. The Funds also may enter into a forward currency contract with respect to a currency where the Funds are considering the purchase or sale of investments denominated in that currency but have not yet selected the specific investments ("anticipatory hedge").

In any of these circumstances, the Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Income Fund may enter alternatively into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if their Sub-Advisers believe there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

These types of hedges minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on such Funds' foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Funds' currency exposure from one foreign currency to another removes the Funds' opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Funds if their Sub-Advisers' projections of future exchange


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

rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for the Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Income Fund than if they had not entered into such contracts.

The Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Income Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or whose value is tied to the currency underlying the forward contract or the currency being hedged. To the extent that the Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Income Fund are not able to cover their forward currency positions with underlying portfolio securities, the Funds' custodian will segregate cash or liquid assets having a value equal to the aggregate amount of its commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, the Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Income Fund will find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered segregated assets will be equal to the amount of the Funds' commitments with respect to such contracts. As an alternative to segregating assets, the Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Income Fund may buy call options permitting it to buy the amount of foreign currency being hedged by a forward sale contract or the Funds may buy put options permitting them to sell the amount of foreign currency subject to a forward buy contract.

While forward contracts currently are not regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Select Emerging Markets Fund's, Select Capital Appreciation Fund's, Select International Equity Fund's, Select Growth Fund's and Select Income Fund's ability to utilize forward contracts may be restricted. In addition, the Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Income Fund may not always be able to enter into forward contracts at attractive prices and may be limited in their ability to use these contracts to hedge portfolio assets.

SWAP AND SWAP-RELATED PRODUCTS

The Select Capital Appreciation Fund may enter into interest rate swaps, caps, and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments). Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest; for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.

The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. If the Fund enters into an interest rate swap on other than a net basis, it will maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. The Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. The Sub-Adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet


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been developed and, accordingly, they are less liquid than swaps. To the extent the Fund sells (i.e., writes) caps and floors, it will segregate cash or high-grade liquid assets having an aggregate net asset value at least equal to the full amount on a daily basis of its obligations with respect to any caps or floors.

There is no limit on the amount of interest rate swap transactions that may be entered into by the Fund. These transactions may in some instances involve the delivery of securities or other underlying assets to the Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rates swaps is limited to the net amount of the payments that the Fund is obligated contractually to make. If the other party to an interest rate swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. The Fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS AND FOREIGN INSTRUMENTS

Unlike transactions entered into by the Funds in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements therefore could continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on exchanges are within the jurisdiction of the SEC, as other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an exchange are cleared and guaranteed by the Office of the Comptroller of the Currency ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on an exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC, if it determines that foreign government restrictions or taxes would prevent the orderly settlement of foreign currency option exercises or would result in undue burdens on the OCC or its clearing member, may impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery, the fixing of dollar settlement prices or prohibitions on exercise.

In addition, options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements from those in the United States and (v) low trading volume.


------------------------------
Allmerica Investment Trust

RESTRICTED SECURITIES

Each Fund may invest up to 15% (10% for the Money Market Fund) of its net assets in restricted securities (and securities deemed to be illiquid) unless the Board of Trustees determines that such restricted securities are liquid. The Board of Trustees has adopted guidelines and delegated to Allmerica Financial Investment Management Services, Inc. (the "Manager" or "AFIMS") the daily function of determining and monitoring liquidity of restricted securities. The Board, however, will retain sufficient oversight and be responsible ultimately for the determinations. Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will develop, the Board will monitor carefully a Fund's investments in securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. Because market quotations are less readily available, judgment at times may play a greater role in valuing these securities than in the case of unrestricted securities.

INVESTMENTS IN MONEY MARKET SECURITIES

Each Fund may hold at least a portion of its assets in cash equivalents or money market instruments. There is always the risk that the issuer of a money market instrument may be unable to make payment upon maturity.

The Money Market Fund may hold uninvested cash reserves pending investment during temporary, defensive periods or if, in the opinion of the Sub-Adviser, suitable securities are not available for investment. Securities in which the Money Market Fund may invest may not earn as high a level of current income as long-term, lower quality securities which, however, generally have less liquidity, greater market risk and more fluctuation in market value.

HIGH YIELD SECURITIES

Corporate debt securities purchased by the Select Emerging Markets Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund and Select Income Fund will be rated at the time of purchase B or better by Moody's or S&P, or equivalently rated by another NRSRO, or unrated but believed by the Sub-Adviser to be of comparable quality under the guidelines established for the Funds. The Select Growth Fund and the Select Growth and Income Fund may not invest more than 15% of their assets, the Select Income Fund and the Select Capital Appreciation Fund may not invest more than 25% of their assets and the Select Emerging Markets Fund may not invest more than 35% of its assets at the time of investment in securities rated below Baa by Moody's or BBB by S&P, or equivalently rated by another NRSRO, or unrated but believed by the Sub-Adviser to be of comparable quality. Securities rated B by Moody's or S&P (or equivalently by another NRSRO) are below investment grade and are considered, on balance, to be predominantly speculative with respect to capacity to pay interest and repay principal and will generally involve more credit risk than securities in the higher rating categories.

Periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated securities, commonly known as "high yield" securities or "junk bonds," and of the asset value of the Select Emerging Markets Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund and Select Income Fund. Many issuers of high yield corporate debt securities are leveraged substantially at times, which may impair their ability to meet debt service obligations. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress.

The lack of a liquid secondary market in certain lower-rated securities may have an adverse impact on their market price and the ability of a Fund to dispose of particular issues when necessary to meet its liquidity needs or in response to a specific economic event such as a deterioration in the credit- worthiness of the issuer. In addition, a less liquid market may interfere with the ability of a Fund to value accurately high yield securities and, consequently, value a Fund's assets. Furthermore, adverse publicity and investor perceptions may decrease the value and liquidity of high yield securities. It is reasonable to expect any recession to disrupt severely the market for high yield fixed-income securities, have an adverse impact on the value of such securities and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.


                                                  ------------------------------
                                                  Allmerica Investment Trust

The Funds also may invest in unrated debt securities of foreign and domestic issuers. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Sovereign debt of foreign governments generally is rated by country. Because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly, the Sub-Adviser may treat such securities as unrated debt. Unrated debt securities and securities with different ratings from more than one agency will be included in the 15%, 25% and 35% limits of the Funds as stated above, unless such Fund's Sub-Adviser deems such securities to be the equivalent of investment grade securities.

ASSET-BACKED SECURITIES

The Core Equity Fund, Select Growth and Income Fund, Select Income Fund, Select Investment Grade Income Fund, Government Bond Fund and Money Market Fund may purchase asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, frequently a pool of assets similar to one another. Assets generating such payments include instruments such as motor vehicle installment purchase obligations, credit card receivables and home equity loans. Payment of principal and interest may be guaranteed for certain amounts and time periods by a letter of credit issued by a financial institution unaffiliated with the issuer of the securities. The estimated life of an asset-backed security varies with the prepayment experience of the underlying debt instruments. The rate of such prepayments, and hence the life of the asset-backed security, will be primarily a function of current market rates, although other economic and demographic factors will be involved. Under certain interest rate and prepayment rate scenarios, the Funds may fail to recoup fully their investment in asset-backed securities. A Fund will not invest more than 20% of its total assets in asset-backed securities.

MORTGAGE-BACKED SECURITIES

The Select Income Fund, Select Investment Grade Income Fund and Government Bond Fund may invest in mortgage-backed securities which are debt obligations secured by real estate loans and pools of loans on single family homes, multi-family homes, mobile homes and, in some cases, commercial properties. The Funds may acquire securities representing an interest in a pool of mortgage loans that are issued or guaranteed by a U.S. government agency such as Ginnie Mae, Fannie Mae and Freddie Mac.

Mortgage-backed securities are in most cases "pass-through" instruments through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life or realized yields of a particular issue of pass- through certificates. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the Funds reinvest the prepaid amounts in securities, the yield of which reflects interest rates prevailing at the time. Moreover, prepayment of mortgages that underlie securities purchased at a premium could result in losses.

The Funds also may invest in multiple class securities issued by U.S. government agencies and instrumentalities such as Fannie Mae, Freddie Mac and Ginnie Mae, including guaranteed collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduit ("REMIC") pass-through or participation certificates, when consistent with the Funds' investment objective, policies and limitations. A CMO is a type of bond secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payment on underlying collateral to different series or classes of obligations. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property and other permitted investments.

CMOs and guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae, Freddie Mac and Ginnie Mae are types of multiple pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Funds currently do not intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage pass-through certificates. The obligations of Fannie Mae or Freddie Mac under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae or Freddie Mac, respectively.


------------------------------
Allmerica Investment Trust

Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are available otherwise.

For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates ("PCs"). PCs represent undivided interests in specified residential mortgages or participations therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal on certain PCs referred to as "Gold PCs."

Ginnie Mae REMIC Certificates guarantee the full and timely payment of interest and principal on each class of securities (in accordance with the terms of those classes). This Ginnie Mae guarantee is backed by the full faith and credit of the United States.

REMIC Certificates issued by Fannie Mae, Freddie Mac and Ginnie Mae are treated as U.S. government securities for purposes of investment policies. There can be no assurance that the U.S. Government will continue to provide financial support to Fannie Mae, Freddie Mac or Ginnie Mae in the future.

STRIPPED MORTGAGE-BACKED SECURITIES

The Select Income Fund, Select Investment Grade Income Fund and Government Bond Fund may invest in stripped mortgage-backed securities ("SMBS"). SMBS are derivative multiclass mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS usually are structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In some cases, one class will receive all of the interest (the interest-only or "IO" class) while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayment on the related underlying mortgage assets), and a rapid rate of principal payments may have a material, adverse effect on a portfolio yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Funds may fail to recoup fully their initial investment in these securities even if the security is in one of the highest rating categories. Certain SMBS may be deemed "illiquid" and subject to the Funds' limitations on investment in illiquid securities. The market value of the PO class generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage assets generally are higher than prevailing market yields in other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be recouped fully. The Sub- Adviser will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain hedging techniques.


                                                  ------------------------------
                                                  Allmerica Investment Trust

INTEREST-ONLY AND PRINCIPAL-ONLY TREASURY SECURITIES

The Select Income Fund and Government Bond Fund may invest in separately-traded principal and interest components of U.S. Treasury securities. Treasury securities are high-quality securities issued or guaranteed by the U.S. Government and backed by the full faith and credit of the U.S. Treasury. Treasury securities include Treasury bills, notes and bonds, which may differ only in their interest rates, maturities and times of issuance. The yield to maturity on an interest-only Treasury security is extremely sensitive to the rate of principal payments, and a rapid rate of principal payments may have a material, adverse effect on the portfolio's yield to maturity from these securities. The market value of principal-only Treasury securities is unusually volatile in response to changes in interest rates.

MUNICIPAL SECURITIES

The Select Income Fund may invest in municipal bonds. Municipal securities are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities. The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of a facility being financed. Revenue securities may include private activity bonds. Such bonds may be issued by or on behalf of public authorities to finance various privately operated facilities and are not payable from the unrestricted revenues of the issuer. As a result, the credit quality of private activity bonds is frequently related directly to the credit standing of private corporations or other entities. In addition, the interest on private activity bonds issued after August 7, 1986 is subject to the federal alternative minimum tax.

Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market.

HEDGING TECHNIQUES AND INVESTMENT PRACTICES

The Select Emerging Markets Fund, Select Capital Appreciation Fund and Select International Equity Fund may employ certain strategies in order to manage exchange rate risks. For example, the Funds may hedge some or all of their investments denominated in a foreign currency against a decline in the value of that currency. The Funds may enter into contracts to sell that foreign currency for U.S. dollars (not exceeding the value of a Fund's assets denominated in or exposed to that currency) or by participating in options on futures contracts with respect to such currency ("position hedge"). The Funds also could hedge that position by selling a second currency that is expected to perform similarly to the currency in which portfolio investments are denominated for U.S. dollars ("proxy hedge"). The Funds also may enter into a forward contract to sell the currency in which the security is denominated for a second currency that is expected to perform better relative to the U.S. dollar if their Sub-Adviser believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge"). As an operational policy, the Funds will not commit more than 10% of their assets to the consummation of cross-hedge contracts and either will cover currency hedging transactions with liquid portfolio securities denominated in or whose value is tied to the applicable currency or segregate liquid assets in the amount of such commitments. In addition, when the Funds anticipate repurchasing securities denominated in a particular currency, the Funds may enter into a forward contract to purchase such currency in exchange for the dollar or another currency ("anticipatory hedge").

These strategies minimize the effect of currency appreciation as well as depreciation, but do not protect against a decline in the underlying value of the hedged security. In addition, such strategies may reduce or eliminate the opportunity to profit from increases in the value of the original currency and may have an adverse impact on a Fund's performance if its Sub-Adviser's projection of future exchange rates is inaccurate.

STAND-BY COMMITMENTS

The Select Income Fund, Select Investment Grade Income Fund, Government Bond Fund and Money Market Fund may enter into Stand-by Commitments. Under a stand-by commitment, a dealer agrees to purchase from the Fund, at the Fund's option, specified securities at a specified price. Stand-by commitments are exercisable by the Fund at any time before the maturity of the underlying security, and may be sold, transferred or assigned by the Fund only with respect to the underlying instruments.

Although stand-by commitments are often available without the payment of any direct or indirect consideration, if necessary or advisable, the Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for securities which are acquired subject to the commitment.

Where the Fund pays any consideration directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held by the Fund.

The Fund will enter into stand-by commitments only with banks and broker-dealers which present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, the Sub-Adviser will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information.

The Fund will acquire stand-by commitments solely to facilitate liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments will be valued at zero in determining the Fund's net asset value.

PORTFOLIO TURNOVER

The portfolio turnover rate for a Fund is calculated by dividing the lesser of purchases or sales of portfolio securities by the Fund for a given year by the monthly average of the value of the Fund's portfolios securities for that year. The purchase or sale of all securities whose maturities or expiration dates at the time of acquisition are less than 12 months and of money market funds of amounts too small to invest in short-term obligations are not included in the portfolio turnover rate.


------------------------------
Allmerica Investment Trust

A higher portfolio turnover rate may involve corresponding greater brokerage commissions and other transaction costs, which would be borne directly by the Fund, as well as additional realized gains and/or losses to shareholders. Following are explanations of any significant variations in the Funds' portfolio turnover rates over the two most recently completed fiscal years or any anticipated variation in the portfolio turnover rate.

FUND                                                     DECEMBER 31, 1998      DECEMBER 31, 1999
----                                                     -----------------      -----------------
Select Emerging Markets Fund                                    62%**                   60%
Select Aggressive Growth Fund                                   99%                    101%
Select Capital Appreciation Fund*                              141%                     61%
Select Value Opportunity Fund                                   73%                     98%
Select International Equity Fund                                27%                     18%
Select Growth Fund                                              86%                     84%
Select Strategic Growth Fund                                    24%**                   58%
Core Equity Fund (formerly the Growth Fund)                    100%                    116%
Equity Index Fund                                                6%                     21%
Select Growth and Income Fund                                  112%                    131%
Select Income Fund                                             130%                    177%
Select Investment Grade Income Fund***                         158%                     75%
   (formerly the Investment Grade Income Fund)
Government Bond Fund                                            61%                     37%
Money Market Fund                                               N/A                     N/A

* The portfolio turnover rate was greater in fiscal year 1998 due to a change in the Fund's Sub-Adviser.

**  Not annualized

*** The portfolio turnover rate was greater in fiscal year 1998 due to the larger number of mortgage rolls held by the Fund during that period.

                             MANAGEMENT OF THE TRUST

The Trust is managed by a Board of Trustees. The Trustees have overall responsibility for implementation of the investment policies and operations of the Funds of the Trust. The Board of Trustees of the Trust holds regular quarterly meetings and at other times on an as needed basis. The affairs of the Trust are conducted in accordance with the Bylaws adopted by the Trustees and the applicable laws of the Commonwealth of Massachusetts, the state in which the Trust is organized.

                              POSITIONS HELD          PRESENT POSITION AND PRINCIPAL
NAME, ADDRESS AND AGE       WITH THE TRUST/(1)/     OCCUPATIONS DURING THE PAST 5 YEARS
---------------------       -------------------     -----------------------------------
P. Kevin Condron (54)       Trustee                 President and Chief Executive Officer,
The Granite Group                                   The Granite Group (plumbing supplies), 1998
12 E. Worcester Street                              - present; President, Central Supply Co., 1983 -
Worcester, Massachusetts                            1997; Director, Peoples Heritage Financial Group;
                                                    Director, Family Bank

**Cynthia A. Hargadon (45)  Trustee                 Director of Investments, National Automobile
1880 Virginia Avenue                                Dealers Association (retirement trust), 1999 -
McLean, Virginia                                    present; President, Stable Value Investment Association
                                                    (investment trade group), 1996 - 1998; Senior
                                                    Vice President and Chief Investment Officer,
                                                    ICMA Retirement Corporation (investment adviser),
                                                    1987 - 1996

Gordon Holmes (62)(2)       Trustee                 Lecturer at Bentley College, 1998 - present;
75 Clarendon Street                                 Lecturer and Executive in Residence, Boston
Boston, Massachusetts                               University, 1997 - present; Certified Public
                                                    Accountant; Retired Partner, Tofias, Fleishman,
                                                    Shapiro & Co., P.C. (Accountants) 1976-1996

**John P. Kavanaugh (45)*   Trustee and             President, Allmerica Asset Management,
440 Lincoln Street          Vice President,         Inc. since 1995; Vice President, Director, Chief
Worcester, Massachusetts                            Investment Officer, First Allmerica and
                                                    Allmerica Financial Life Insurance and Annuity
                                                    Company ("Allmerica Financial Life")

**Bruce E. Langton (68)     Trustee                 Trustee, Bankers Trust institutional mutual funds;
99 Jordan Lane                                      Director, TWA Pilots Trust
Stamford, Connecticut                               Annuity Plan; Member, Investment Committee,
                                                    Unilever United States -Pension & Thrift plans


                                                  ------------------------------
                                                  Allmerica Investment Trust

                                      POSITIONS HELD                      PRESENT POSITION AND   PRINCIPAL
NAME, ADDRESS AND AGE               WITH THE TRUST/(1)/                 OCCUPATIONS DURING THE PAST 5 YEARS
---------------------               -------------------                 -----------------------------------
John F. O'Brien (57)*               Trustee and                   President, Chief Executive Officer and Director,
First 440 Lincoln Street            Chairman of the Board,        Allmerica; Director and Chairman of the Board,
                                                                  Allmerica Financial Life; Director, Allmerica
                                                                  Investments, Inc.; Director, ABIOMED, Inc.
                                                                  (medical devices); Director, Cabot Corporation
                                                                  (special chemicals), Director, TJX Corporation,
                                                                  Inc. (retail)

Attiat F. Ott (64)                  Trustee                       Professor of Economics and Director of the
262 Salisbury Street                                              Institute for Economic Studies, Clark University
Worcester, Massachusetts

**Paul D. Paganucci (69)             Trustee                      Director and Chairman, Ledyard National Bank,
33 Rope Ferry Road                                                since 1991;  Director, Filene's Basement, Inc. (retailing);
Hanover, New Hampshire                                            Director, Urstadt Biddle Properties, Inc. (real estate
                                                                  investment firm); Director, IGI, Inc.
                                                                  (pharmaceuticals).

**Richard M. Reilly (61)*           Trustee                       President, Allmerica Financial Life since
440 Lincoln Street                  and President                 1995; Vice President, First Allmerica; President,
Worcester, Massachusetts                                          AFIMS; Director, Allmerica Investments, Inc.

**Ranne P. Warner (55)              Trustee                       President, Centros Properties, USA (real estate);
Centros Properties USA, Inc.                                      Owner, Ranne P. Warner and Company;
176 Federal Street, 6/th/ Floor                                   Director, Wainwright Bank & Trust Co.
Boston, Massachusetts 02110                                       (commercial bank); Trustee, Ericksen Trust
                                                                  (real estate)

Paul T. Kane (42)(2)                 Assistant Vice President     Assistant Vice President, First Allmerica
440 Lincoln Street                   and Treasurer                since June 1999; Vice President/Treasurer
Worcester, Massachusetts             (Principal Accounting        of Tax & Financial Services, BISYS Fund
                                       Officer)                   Services, 1997-1999; Director of Shareholder
                                                                  Reporting, Fidelity Investments, 1992-1997

George Boyd (55)(2)                 Secretary                     Counsel, First Allmerica since January 1997;
440 Lincoln Street                                                Director, Mutual Fund Administration - Legal
Worcester, Massachusetts                                          and Regulatory, Investors Bank & Trust Company,
                                                                  1995 - 1996; Vice President and Counsel, 440
                                                                  Financial Group and First Data Investor Services
                                                                  Group, 1992 - 1995.


(1) The individuals listed hold the same position with Allmerica Securities Trust, a closed-end management investment company which is a part of the Trust complex that includes the Trust.

(2) The individuals listed hold the same position with The Fulcrum Trust, an open-end management investment company which is part of the Trust complex that includes the Trust.

* Indicates the Trustees who are "interested persons" of the Trust as defined in the 1940 Act.

** Indicates members of the Trust's Investment Operations Committee, which reviews the performance of each Fund and recommends to the Board of Trustees the selection and retention of Sub-Advisers.

     The Trustees who are not directors, officers, or employees of the Trust or any investment adviser are reimbursed for their travel expenses in attending meetings of the Trust.

     Listed below is the compensation paid to each Trustee by the Trust and by all funds in the Trust complex for the fiscal year ended December 31, 1999. The Fund currently does not provide any pension or retirement benefits for its Trustees or officers.


                                                  ------------------------------
                                                  Allmerica Investment Trust



                               COMPENSATION TABLE

                                         AGGREGATE           TOTAL COMPENSATION
                                       COMPENSATION          FROM TRUST COMPLEX
*NAME OF PERSON AND POSITION            FROM TRUST           PAID TO TRUSTEES*
----------------------------            ----------           -----------------

P. Kevin Condron                       $16,920                  $19,000
Cynthia Hargadon                       $19,420                  $21,500
Gordon Holmes                          $19,920                  $29,500
Bruce E. Langton                       $22,420                  $24,500
Attiat F. Ott                          $19,920                  $22,000
Paul D. Paganucci**                    $11,500                  $11,500
Ranne P. Warner                        $23,420                  $25,500
John P. Kavanaugh                            0                        0
John F. O'Brien                              0                        0
Richard M. Reilly                            0                        0


       *    Includes two other investment companies.

      **    Mr. Paganucci was appointed Trustee as of March 11, 2000.



The Trust, AFIMS, the Sub-Advisers and the Distributor, Allmerica Investments, Inc. ("AII"), have adopted codes of ethics under Rule 17j-1 of the 1940 Act which permit personnel subject to such codes to invest in securities, including securities that may be purchased or held by the Funds of the Trust.

               CONTROL PERSON AND PRINCIPAL HOLDERS OF SECURITIES

The Trust was established as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust dated October 11, 1984 (the "Trust Declaration"). AFIMS is the Manager of the Trust. The shares of each of the Funds of the Trust currently are purchased only by Separate Accounts established by First Allmerica or Allmerica Financial Life for the purpose of funding variable annuity contracts and variable life insurance policies. The Trust has obtained an exemptive order from the Securities and Exchange Commission to permit Fund shares to be sold to variable annuity and variable life insurance separate accounts of both affiliated and unaffiliated life insurance companies and certain qualified pension and retirement plans. The Separate Accounts of First Allmerica or its affiliates are the shareholders of the Trust. As of February 15, 2000, Allmerica Financial Life, owned both of record and beneficially in excess of 47% of the shares of the Select Emerging Markets Fund and in excess of 17% of the shares of the Select Strategic Growth Fund. A shareholder that owns more than 25% of the shares of a Fund is deemed to be a controlling person of such Fund. As of February 15, 2000, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of any Fund. AFIMS, First Allmerica and Allmerica Financial Life are direct or indirect wholly-owned subsidiaries of Allmerica Financial Corporation ("AFC"), a publicly-traded Delaware holding company for a group of affiliated companies, the largest of which is First Allmerica. The address of AFIMS, First Allmerica, Allmerica Financial Life and AFC is 440 Lincoln Street, Worcester, MA 01653. AFIMS and First Allmerica were organized in Massachusetts and Allmerica Financial Life was organized in Delaware. AFIMS also serves as investment manager of The Fulcrum Trust, another open-end investment management company.

                    INVESTMENT MANAGEMENT AND OTHER SERVICES

The overall responsibility for the supervision of the affairs of the Trust vests in the Board of Trustees of the Trust which meets on a quarterly basis. AFIMS serves as investment manager of the Trust pursuant to a management agreement between the Trust and the Manager (the "Management Agreement"). The Manager is responsible for the management of the Trust's day-to-day business affairs and has general responsibility for the management of the investments of the Funds. The Manager has entered into sub-adviser agreements with different investment advisory firms (the "Sub-Advisers") to manage each of the Funds, at its expense, subject to the requirements of the 1940 Act, as amended. Each Sub- Adviser, which has been selected on the basis of various factors including management experience, investment techniques, and staffing, is authorized to engage in portfolio transactions on behalf of the applicable Fund subject to such general or specific instructions as may be given by the Trustees and/or the Manager.


                                                   -----------------------------
                                                   Allmerica Investment Trust

The Sub-Advisers have been selected by the Manager and Trustees in consultation with BARRA RogersCasey, Inc. ("BARRA RogersCasey"), a pension consulting firm. BARRA RogersCasey is wholly controlled by BARRA, Inc. The cost of such consultation is borne by the Manager.

BARRA RogersCasey provides consulting services to pension plans representing hundreds of billions of dollars in total assets and, in its consulting capacity, monitors the investment performance of over 1,000 investment advisers. As a consultant, BARRA RogersCasey has no decision-making authority with respect to the Funds, and is not responsible for advice provided by the Manager or the Sub-Advisers. From time to time, specific clients of BARRA RogersCasey and the Sub-Advisers will be named in sales materials.

The following is information relating to control and affiliations of the Manager and certain Sub-Advisers of the Trust.

AFIMS, First Allmerica and Allmerica Financial Life are direct or indirect wholly-owned subsidiaries of Allmerica Financial Corporation ("AFC"), a publicly-traded Delaware holding company for a group of affiliated companies, the largest of which is First Allmerica. First Allmerica and Allmerica Financial Life have established Separate Accounts for the purpose of funding variable annuity contracts and variable life insurance policies. The shares of each of the Funds of the Trust may be purchased only through these Separate Accounts.


Schroder Investment Management North America Inc. ("Schroder"), Sub-Adviser to the Select Emerging Markets Fund, is a wholly-owned U.S. subsidiary of Schroders U.S. Holdings, Inc., the indirect wholly-owned U.S. subsidiary of Schroders plc, a publicly owned holding company organized under the laws of England. As of June 30, 1999, Schroders plc and its affiliates had assets under management of approximately $208 billion.

Nicholas-Applegate Capital Management, L.P. ("NACM") was founded in 1984 and serves as Sub-Adviser to the Select Aggressive Growth Fund. NACM currently manages over $40 billion of discretionary assets for numerous clients, including employee benefit plans of corporations, public retirement systems and unions, university endowments, foundations and other institutional investors and individuals. NACM's principal business address is 600 West Broadway, San Diego, California 92101.

T. Rowe Price Associates, Inc. ("T. Rowe Price") serves as Sub-Adviser to the Select Capital Appreciation Fund. T. Rowe Price International Series, Inc., an investment company managed by a T. Rowe Price affiliate, is currently used as an investment vehicle for certain insurance products sponsored by First Allmerica and Allmerica Financial Life.

Cramer Rosenthal McGlynn, LLC ("CRM"), Sub-Adviser to the Select Value Opportunity Fund, is owned by its active investment professionals, Cramer Rosenthal McGlynn, Inc., ("Cramer Rosenthal") and WT Investments, Inc. ("WTI") an indirect, wholly-owned subsidiary of Wilmington Trust Corporation ("WTC"). Founded in 1973, Cramer Rosenthal provides investment advice to individuals, state and local government agencies, pension and profit sharing plans, trusts, estates, endowments and other organizations. WTC is a bank and holding company and has operations in Delaware, Pennsylvania, Florida, Maryland and New York. Through its subsidiaries, WTC engages in residential, commercial and construction lending, deposit taking, insurance, travel, investment advisory and broker-dealer services and mutual fund administration. As of December 31, 1999, WTC, together with its subsidiaries, had $7.2 billion in assets. Wilmington Trust Company, the largest subsidiary of WTC, is among the nation's largest personal trust companies and holds approximately $137 billion in fiduciary capacity. As of December 31, 1999, WTI owned a 26.14% fully diluted interest in CRM.

Bank of Ireland Asset Management (U.S.) Limited ("BIAM"), Sub-Adviser to the Select International Equity Fund, is a wholly-owned subsidiary of Bank of Ireland. Bank of Ireland provides investment management services through a network of affiliated companies, including BIAM which represents North American clients.

Putnam Investment Management, Inc., ("Putnam") Sub-Adviser to the Select Growth Fund, is a wholly-owned subsidiary of Putnam Investments, Inc., a holding company which, other than a minority interest owned by employees, is in turn wholly-owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.


-----------------------------
Allmerica Investment Trust

TCW Investment Management Company ("TCW"), Sub-Adviser to the Select Strategic Growth Fund, is a wholly-owned subsidiary of The TCW Group, Inc., a Nevada corporation ("TCW Group"). TCW is a registered investment adviser with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. TCW's affiliates include other registered investment advisers and an independent trust company chartered by the State of California (collectively, "TCW Affiliates"). Ownership of TCW Group lies approximately 95% with employees and 5% with directors. TCW Affiliates primary business is the provision of investment management services. TCW Affiliates specialize in the management of taxable and tax-exempt pools of capital for pension and profit sharing funds, retirement/health and welfare funds, public employee retirement funds, financial institutions, endowments and foundations as well as foreign investors. Through TCW Affiliates' Private Client Services Group, customized investment management services are provided to high net worth individuals and family offices. In addition, TCW Affiliates manages a full line of no load mutual funds under the brand name TCW Galileo Funds.

Miller Anderson & Sherrerd, LLP ("MAS"), Sub-Adviser to the Core Equity Fund (formerly the Growth Fund), is wholly-owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co. ("MSDW"), and is a division of Morgan Stanley Dean Witter Investment Management. MAS is the adviser of the MAS Funds, a registered investment company offering investment alternatives to institutional clients with a minimum initial investment of $1 million. MAS also manages certain assets for First Allmerica and its affiliates. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses - securities, asset management and credit services.

AAM serves as Sub-Adviser to the Equity Index Fund as well as the Select Investment Grade Income Fund (formerly the Investment Grade Income Fund), Government Bond Fund and Money Market Fund, other series of the Trust. AAM is a direct, wholly-owned subsidiary of AFC. AAM serves as investment adviser to First Allmerica's General Account and to a number of affiliated insurance companies and other affiliated accounts, and as Adviser to Allmerica Securities Trust, a diversified, closed-end management investment company. AFC is a publicly-traded Delaware holding company for a group of affiliated companies.

J.P. Morgan Investment Management Inc. ("J.P. Morgan"), Sub-Adviser to the Select Growth and Income Fund, is a wholly-owned asset management subsidiary of J.P. Morgan & Co. Incorporated, which was founded in 1861, and serves as an investment adviser for employee benefit plans and other institutional assets, as well as mutual funds and variable annuities. J.P. Morgan & Co. Incorporated is a bank holding company and a global financial services firm, providing specialized advice and services for governments, businesses and individuals.

Standish, Ayer & Wood, Inc. ("SAW"), Sub-Adviser to the Select Income Fund, also serves as investment adviser to an institutional account sponsored by an AFC affiliate. Through its affiliate, Standish International Investment Management Company, L.P. SAW offers international investment services. SAW is an independent investment counseling firm owned by its twenty-five directors who are active with the firm.

The following is a list of persons who are affiliated persons of the Trust and affiliated persons of the Manager and/or any Sub-Adviser and the capacities in which the person is affiliated.



                              POSITION(S) HELD                            POSITION(S) HELD WITH THE MANAGER
    NAME                      WITH THE TRUST                                 OR SUB-ADVISER OF THE TRUST
    ----                      --------------                                 ---------------------------

Stephen W. Bright            Vice President                              Vice President, AAM; Vice President,
                                                                         AFIMS

Ann K. Tripp                 Vice President                              Vice President, AAM

Paul T. Kane                 Assistant Vice President and Treasurer      Assistant Vice President, AFIMS
                             (Principal Accounting Officer)

John C. Donohue              Vice President                              Vice President, AAM

John P. Kavanaugh            Vice President                              President, AAM; Vice President,
                                                                         AFIMS

Richard J. Litchfield        Vice President                              Vice President, AAM

John F. O'Brien              Chairman of the Board                       Chairman and Director, AFIMS;
                                                                         Director, AAM

Richard M. Reilly            President                                   Director and President, AFIMS


                                                   -----------------------------
                                                   Allmerica Investment Trust

First Allmerica, Allmerica Financial Life, AFIMS and AAM are direct or indirect, wholly-owned subsidiaries of AFC. The Trust serves as an investment vehicle for the Separate Accounts established by First Allmerica and Allmerica Financial Life.

Under its Management Agreement with the Trust, the Manager is obligated to perform certain administrative and management services for the Trust; furnishes to the Trust all necessary office space, facilities, and equipment; and pays the compensation, if any, of officers and Trustees who are affiliated with the Manager. Other than the expenses specifically assumed by the Manager under the Management Agreement, all expenses incurred in the operation of the Trust are borne by the Trust, including fees and expenses associated with the registration and qualification of the Trust's shares under the Securities Act of 1933 (the "1933 Act"); other fees payable to the SEC; independent accountant, legal and custodian fees; association membership dues; taxes; interest; insurance premiums; brokerage commissions; fees and expenses of the Trustees who are not affiliated with the Manager; expenses for proxies, prospectuses and reports to shareholders; Fund recordkeeping expenses and other expenses.

For the services provided to the Funds, the Manager receives fees computed daily at an annual rate based on the average daily net asset value of each Fund as set forth below.


                      SELECT            SELECT        SELECT CAPITAL       SELECT VALUE           SELECT            SELECT
                     EMERGING         AGGRESSIVE       APPRECIATION        OPPORTUNITY         INTERNATIONAL        GROWTH
                   MARKETS FUND      GROWTH FUND           FUND                FUND            EQUITY FUND           FUND
                   ------------      -----------           ----                ----            -----------           ----
Manager Fee           1.35%*             (1)               (1)                 (2)                 (1)               (2)

                   SELECT                                                                        SELECT
                  STRATEGIC          CORE           EQUITY      SELECT GROWTH     SELECT       INVESTMENT
                   GROWTH           EQUITY          INDEX        AND INCOME       INCOME          GRADE
                     FUND            FUND            FUND           FUND            FUND       INCOME FUND
                     ----            ----            ----           ----            ----       -----------
Manager Fee         0.85%           (1)              (3)            (1)            (4)             (4)


                         GOVERNMENT             MONEY
                            BOND               MARKET
                            FUND                FUND
                            ----                ----

Manager Fee                 0.50%               (3)


*The Manager voluntarily has agreed until further notice to waive its management fee in the event that expenses of the Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets. The amount of such waiver will be limited to the net amount of management fees earned by the Manager from the Fund after subtracting the fees paid by the Manager to Schroder for sub-advisory services.

       (1) The Manager's fees for the Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select International Equity Fund, Core Equity Fund (formerly the Growth Fund) and Select Growth and Income Fund, computed daily at an annual rate based on the average daily net assets of each Fund, are based on the following schedule:




                                                                    SELECT                       SELECT GROWTH
                     SELECT AGGRESSIVE      SELECT CAPITAL      INTERNATIONAL       CORE           AND INCOME
ASSETS                  GROWTH FUND       APPRECIATION FUND      EQUITY FUND      EQUITY FUND         FUND
------                  -----------       -----------------      -----------      -----------         ----
First $100 Million..       1.00%                 1.00%              1.00%            0.60%            0.75%
Next $150 Million...       0.90%                 0.90%              0.90%            0.60%            0.70%
Next $250 Million...       0.80%                 0.80%              0.85%            0.40%            0.65%
Over $500 Million...       0.70%                 0.70%              0.85%            0.35%            0.65%
Over $1 Billion            0.65%                 0.65%              0.85%            0.35%            0.65%

(2) The Manager's fees for the Select Value Opportunity Fund and Select Growth Fund, computed daily at an annual rate based on the average daily net assets of each Fund, are based on the following schedule:

                                                SELECT VALUE
                                                 OPPORTUNITY      SELECT GROWTH
           ASSETS                                   FUND              FUND
           ------                                   ----              ----

           First $100 Million................       1.00%            0.85%
           Next $150 Million.................       0.85%            0.85%
           Next $250 Million.................       0.80%            0.80%
           Next $250 Million.................       0.75%            0.75%
           Over $750 Million.................       0.70%            0.70%


     The Manager voluntarily has agreed to limit its management fees to an annual rate of 0.90% of average daily net assets of the Select Value Opportunity Fund until further notice.

     (3) The Manager's fees for the Equity Index Fund and Money Market Fund, computed daily at an annual rate based on the average daily net assets of each Fund, are based on the following schedule:

                                                   EQUITY            MONEY
                                                    INDEX           MARKET
           ASSETS                                   FUND             FUND
           ------                                   ----             ----

           First $50 Million.................       0.35%            0.35%
           Next $200 Million.................       0.30%            0.25%
           Over $250 Million.................       0.25%            0.20%


(4) The Manager's fees for the Select Income Fund and Select Investment Grade Income Fund (formerly the Investment Grade Income Fund), computed daily at an annual rate based on the average daily net assets of each Fund, are based on the following schedule:

                                                                    SELECT
                                                   SELECT         INVESTMENT
                                                   INCOME            GRADE
           ASSETS                                   FUND          INCOME FUND
           ------                                   ----          -----------

           First $50 Million.................       0.60%            0.50%
           Next $50 Million..................       0.55%            0.45%
           Over $100 Million.................       0.45%            0.40%

The Manager is responsible for the payment of all fees to the Sub-Advisers. The Manager pays each Sub-Adviser fees computed daily at an annual rate based on the average daily net asset value of each Fund as set forth below. In certain Funds, Sub-Adviser fees vary according to the level of assets in such Funds, which will reduce the fees paid by the Manager as Fund assets grow but will not reduce the operating expenses of such Funds.


                          SELECT           SELECT       SELECT CAPITAL       SELECT VALUE          SELECT           SELECT
                         EMERGING        AGGRESSIVE      APPRECIATION        OPPORTUNITY        INTERNATIONAL       GROWTH
                       MARKETS FUND     GROWTH FUND           FUND               FUND            EQUITY FUND         FUND
                       ------------     -----------           ----               ----            -----------         ----
Sub-Adviser Fee            (5)             (6)                0.50%               (7)               (8)               (9)

                         SELECT                                                                  SELECT
                        STRATEGIC       CORE        EQUITY       SELECT GROWTH     SELECT      INVESTMENT
                         GROWTH        EQUITY        INDEX         AND INCOME      INCOME     GRADE INCOME
                          FUND          FUND         FUND             FUND          FUND          FUND
                          ----          ----         ----             ----          ----          ----
Sub-Adviser Fee           (10)         (11)         0.10%            (12)          0.20%          0.20%


                                                   -----------------------------
                                                   Allmerica Investment Trust

                                  GOVERNMENT                   MONEY
                                     BOND                     MARKET
                                     FUND                      FUND
                                     ----                      ----

Sub-Adviser Fee                      0.20%                    0.10%


(5) For its services, Schroder will receive a fee computed daily at an annual rate based on the average daily net assets of the Select Emerging Markets Fund, under the following schedule:

         ASSETS                                                          RATE
         ------                                                          ----

         First $50 Million.....................................          1.00%
         Next $50 Million......................................          0.85%
         Next $150 Million.....................................          0.75%
         Over $250 Million.....................................          0.60%


(6) For its services, NACM will receive a fee computed daily at an annual rate based on the average daily net assets of the Select Aggressive Growth Fund, under the following schedule:

         ASSETS                                                          RATE
         ------                                                          ----

         First $100 Million..........................................    0.60%
         Next $150 Million...........................................    0.50%
         Next $250 Million...........................................    0.40%
         Next $250 Million...........................................    0.375%
         Over $750 Million...........................................    0.35%


(7) For its services, CRM will receive a fee computed daily at an annual rate based on the average daily net assets of the Select Value Opportunity Fund, under the following schedule:

         ASSETS                                                          RATE
         ------                                                          ----

         First $100 Million........................................      0.60%
         Next $150 Million.........................................      0.50%
         Next $250 Million.........................................      0.40%
         Next $250 Million.........................................     0.375%
         Over $750 Million.........................................      0.35%


(8) For its services, BIAM will receive a fee computed daily at an annual rate based on the average daily net assets of the Select International Equity Fund, under the following schedule:

         ASSETS                                                          RATE
         ------                                                          ----

         First $50 Million............................................   0.45%
         Next $50 Million.............................................   0.40%
         Over $100 Million............................................   0.30%


(9) For its services, Putnam will receive a fee computed daily at an annual rate based on the average daily net assets of the Select Growth Fund under the following schedule:

         ASSETS                                                            RATE
         ------                                                            ----

         First $50 Million..............................................   0.50%
         Next $100 Million..............................................   0.45%
         Next $100 Million..............................................   0.35%
         Next $100 Million..............................................   0.30%
         Over $350 Million..............................................   0.25%

Allmerica Investment Trust                                        32

(10) For its services, TCW will receive a fee computed daily and paid quarterly at an annual rate of 0.85% based on the average daily net assets of the Select Strategic Growth Fund of up to $100 million. When the average daily net assets of the Fund exceed $100 million, the fee shall be computed daily and paid quarterly at an annual rate of 0.75% of the total average daily net assets of the Fund.

(11) MAS will receive a fee based on the aggregate assets of the Core Equity Fund and certain other accounts of the Manager and its affiliates which are managed by MAS, under the following schedule:

         ASSETS                                                           RATE
         ------                                                           ----

         First $50 Million...........................................     0.50%
         Next $50 Million............................................     0.375%
         Next $400 Million...........................................     0.25%
         Next $350 Million...........................................     0.20%
         Over $850 Million...........................................     0.15%


(12) For its services, J.P. Morgan will receive a fee computed daily at an annual rate based on the average daily net assets of the Select Growth and Income Fund, under the following schedule:

         ASSETS                                                           RATE
         ------                                                           ----

         First $500 Million..........................................     0.30%
         Next $500 Million...........................................     0.25%
         Over $1 Billion.............................................     0.20%


The total gross fees (before reimbursement) paid to the Manager under the Management Agreement for each of the last three fiscal years ended December 31, 1999 were as follows:

                                                   FISCAL YEAR 1999        FISCAL YEAR 1998      FISCAL YEAR 1997
                                                   ----------------        ----------------      ----------------
  Select Emerging Markets Fund*                        $427,873                  $225,711                 N/A
  Select Aggressive Growth Fund                      $6,803,973                $5,977,909          $4,850,649
  Select Capital Appreciation Fund                   $3,061,620                $2,417,031          $1,813,444
  Select Value Opportunity Fund                      $2,531,026                $2,138,839          $1,433,016
  Select International Equity Fund                   $4,936,001                $4,117,316          $3,258,876
  Select Growth Fund                                 $7,471,700                $5,112,118          $2,959,723
  Select Strategic Growth Fund*                        $185,532                   $68,645                 N/A
  Core Equity Fund (formerly the Growth Fund)        $4,047,919                $3,519,665          $2,840,683
  Equity Index Fund                                  $1,531,338                $1,087,069            $705,708
  Select Growth and Income Fund                      $4,909,248                $3,790,917          $2,807,177
  Select Income Fund                                   $900,831                  $721,336            $524,021
  Select Investment Grade Income Fund                $1,059,711                  $933,311            $710,821
     (formerly the Investment Grade Income Fund)
  Government Bond Fund                                 $478,327                  $338,796            $244,355
  Money Market Fund                                  $1,019,642                  $731,259            $647,964


* The Select Emerging Markets Fund and Select Strategic Growth Fund began operations on February 20, 1998.

The total gross fees paid to each Sub-Adviser under the respective Sub-Adviser Agreement for each of the last three fiscal years ended December 31, 1999 were as follows:



                                                                                    PAYMENTS MADE AS OF DECEMBER 31,
                                                                                    --------------------------------

FUND/SUB-ADVISER                                                  FISCAL YEAR 1999          FISCAL YEAR 1998       FISCAL YEAR 1997
----------------                                                  ----------------          ----------------       ----------------
Select Emerging Markets Fund*
  Schroder Investment Management North America Inc.                      $317,359                   $167,193             N/A
  ("Schroder")

Select Aggressive Growth Fund
  Nicholas-Applegate Capital Management, L.P.                          $3,819,739                 $3,470,632          $2,885,239

Select Capital Appreciation Fund**
  T. Rowe Price Associates, Inc. ("T. Rowe")                           $1,537,991                 $1,332,970          $1,070,021


                                                     --------------------------
                                     33              Allmerica Investment Trust


                                                                                    PAYMENTS MADE AS OF DECEMBER 31,
                                                                                    --------------------------------

FUND/SUB-ADVISER                                                  FISCAL YEAR 1999          FISCAL YEAR 1998       FISCAL YEAR 1997
----------------                                                  ----------------          ----------------       ----------------
Select Value Opportunity Fund
  Cramer Rosenthal McGlynn, LLC ("CRM")                              $1,478,541                  $1,269,130             $851,815

Select International Equity Fund
  Bank of Ireland Asset Management (U.S.) Limited                    $1,640,792                  $1,498,759           $1,137,825

Select Growth Fund
  Putnam Investment Management, Inc. ("Putnam")                      $2,641,438                  $2,030,082           $1,328,717

Select Strategic Growth Fund*
  Cambiar Investors, Inc. ("Cambiar")                                  $109,343                     $40,380                  N/A

Core Equity Fund (formerly the Growth Fund)
  Miller Anderson & Sherrerd ("MAS")***                              $1,973,870                  $2,979,910           $2,669,867

Select Growth and Income Fund
  J.P. Morgan Investment Management Inc. ("J.P. Morgan")****         $1,895,701                  $1,668,885           $1,159,260

Select Income Fund
  Standish, Ayer & Wood Inc.                                           $344,798                    $265,038             $177,505

Allmerica Asset Management, Inc.
  Equity Index Fund, Select Investment Grade Income
  Fund (formerly the Investment Grade Income Fund),
  Government Bond Fund and Money Market Fund                         $1,560,580                  $1,218,085             $911,548


* The Select Emerging Markets Fund and Select Strategic Growth Fund began operations on February 20, 1998. Cambiar was replaced by TCW as Sub-Adviser of the Select Strategic Growth Fund on April 1, 2000.

** The Select Capital Appreciation Fund began business operations on April 28, 1995. Janus Capital Corporation ("JCC") was replaced by T. Rowe as Sub-Adviser for the Select Capital Appreciation Fund on April 1, 1998. The total dollar amount paid to JCC for the period January 1, 1998 through March 31, 1998 was $345,171. The total dollar amount paid to T. Rowe for the period April 1, 1998 through December 31, 1998 was $987,799.



*** Effective May 1, 2000, the name of the Growth Fund was changed to the Core Equity Fund. Includes payments to MAS for advisory services provided to certain other accounts of First Allmerica.

**** John A. Levin & Co., Inc. was replaced by J.P. Morgan as Sub-Adviser of the
     Select Growth and Income Fund on April 1, 1999.


The following table shows voluntary expense limitations which the Manager has declared for each Fund and the operating expenses incurred for the fiscal year ended December 31, 1999 for each Fund:



----------------------------
Allmerica Investment Trust                     34

                                                               PERCENTAGE OF AVERAGE DAILY ASSETS
                                                               ----------------------------------

                                                           VOLUNTARY EXPENSE            OPERATING
   FUND                                                       LIMITATIONS                EXPENSES+
   ----                                                       -----------                ---------
   Select Emerging Markets Fund                                     *                      1.88%
   Select Aggressive Growth Fund                                 1.35%                     0.88%
   Select Capital Appreciation Fund                              1.35%                     0.98%
   Select Value Opportunity Fund                                 1.25%                     0.88%
   Select International Equity Fund                              1.50%                     1.01%
   Select Growth Fund                                            1.20%                     0.81%
   Select Strategic Growth Fund                                  1.20%                     1.17%
   Core Equity Fund (formerly the Growth Fund)                   1.20%                     0.45%
   Equity Index Fund                                             0.60%                     0.35%
   Select Growth and Income Fund                                 1.10%                     0.73%
   Select Income Fund                                            1.00%                     0.61%
   Select Investment Grade Income Fund                           1.00%                     0.50%
      (formerly the Investment Grade Income Fund)
   Government Bond Fund                                          1.00%                     0.62%
   Money Market Fund                                             0.60%                     0.29%


+Including reductions such as directed brokerage credits. See "Brokerage Allocation - Directed Brokerage Program" in the SAI.



* The Manager has agreed until further notice to waive voluntarily its management fee in the event that expenses of the Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets. The amount of such waiver will be limited to the net amount of management fees earned by the Manager from the Fund after subtracting fees paid by the Manager to Schroder for sub-advisory services.

The Manager will voluntarily reimburse its fees and any expenses above the expense limitations. The expense limitations are voluntary and may be removed at any time after a Fund's first fiscal year of operations with notice to existing shareholders. The Manager reserves the right to recover from a Fund any fees, within a current fiscal year period, which were reimbursed in that same year to the extent that total annual expenses did not exceed the applicable expense limitation. The expenses which are subject to the voluntary expense limitations include management fees, independent accountant, legal and custodian fees; recordkeeping expenses; fees and expenses of Trustees who are not affiliated with the Manager; association membership dues, insurance; expenses for proxies, prospectuses and reports to shareholders and fees associated with the registration of Fund shares. Non-recurring and extraordinary expenses generally are excluded in the determination of expense ratios of the Funds for purposes of determining any applicable expense waiver or reimbursement. Quotations of yield or total return for any period when an expense limitation is in effect will be greater than if the limitation had not been in effect.

Each of the Management Agreement and sub-advisory agreements provides that it may be terminated as to any Fund at any time by a vote of a majority in interest of the shareholders of such Fund, by the Trustees or by the investment adviser to such Fund without payment of any penalty on not more than 60 days' written notice; provided, however, that the agreement will terminate automatically in the event of its assignment. Each of the agreements will continue in effect as to any Fund for a period of no more than two years from the date of its executor only so long as such continuance is approved specifically at least annually by the Trustees or by vote of a majority in interest of the shareholders of such Fund. In either event, such continuance also must be approved by vote of a majority of the Trustees who are not parties to the agreement or interested persons of the Trust, the Manager or any sub-adviser, cast in person at a meeting called for the purpose of voting such approval. The Trust and Manager have obtained an order of exemption from the SEC that would permit the Manager to enter into and materially amend sub-advisory agreements with non-affiliated Sub-Advisers without obtaining shareholder approval. Under such agreements, any liability of either the Manager or a sub-adviser is limited to situations involving its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.


                                                     ---------------------------
                                       35            Allmerica Investment Trust

As printed in Nelson's Directory of Plan Sponsors - 1998, following is a listing of Schroder's current representative clients in emerging markets investments:


  - Georgia-Pacific                         - New York City Retirement Systems
  - Idaho P.E.R.S.                          - NYS Teachers' Retirement Systems
  - Intermountain Health Care               - Orange County Retirement System
  - ISPAT Inland Inc.                       - Utah State Retirement System
  - L.A. City Employees Retirement          - Virginia Retirement Systems
  - Louisiana State E.R.S.                  - Washington State Investment Board
  - Merck & Co.


A listing of NACM's current representative clients is as follows:

  - Champion International Corp.            - San Francisco City and County
  - Johnson & Johnson                       - Unisys Corporation
  - Motion Picture Industry Pension Plan    - United Parcel Services of America
  - Screen Actors Guild                     - University of Notre Dame
                                            - University of Southern California

A listing of T. Rowe's current representative clients is as follows:

  - Allegheny Power System                  - Milliken & Company
  - Armco, Inc.                             - New England Electric System
  - Automobile Club of Southern California  - New York Power Authority
  - Baltimore Gas & Electric
     Company (BGE)                          - Parsons Brinckerhoff
  - The Black & Decker Corporation          - The Pittston Company
  - Consolidated Freightways Corporation    - Polo Ralph Lauren
  - Costco Wholesale                        - PRC Inc.
  - Crawford & Company                      - Puget Sound Energy
  - Cyprus Amex                             - Rank America
  - Dames & Moore                           - Rochester Gas and Electric
                                               Corporation
  - DataCard                                - The Rouse Company
  - Data General Corporation                - Simplex Time Recorder Co.
  - The Dial Corporation                    - Southeastern Freight Lines
  - Entergy Corporation                     - State of Florida
  - Federal Deposit Insurance               - State of Illinois
     Corporation
  - Hocchst Marion Roussel, Inc.            - State of Oklahoma
  - Hyatt Corporation                       - Warner-Lambert Company
  - Leo Burnett                             - Western Digital Corporation
  - Lorrilard Tobacco Company               - Winn-Dixie Stores



A listing of CRM's current representative clients is as follows:

  - Indiana University Foundation           - The McGraw-Hill Companies, Inc
  - Maine State Retirement                  - The UCLA Foundation
  - National Basketball Association
     Players Pension Plan                   - University of Cincinnati
  - New Mexico State Investment Council     - University of Illinois Foundation
  - Niagara Mohawk Power Corp.              - U.S. Airways
  - St. Mary's College of California



A listing of BIAM's current representative clients is as follows:

  - CALSTRS                                 - Pfizer Retirement Annuity Plan
  - City of Dallas Employees'               - Maryland State Retirement System
     Retirement Fund
  - Loyola Marymount University             - Screen Actors Guild-Producers
     Endowment Fund                            Pension Plan
  - LTV Steel Corporation Pension
     Fund                                   - Tuft's University Endowment Fund
  - Major League Baseball Players           - Worcester County Retirement System
     Benefit Plan



----------------------------
Allmerica Investment Trust             36

A listing of Putnam Advisory Company, Inc.'s ("PAC")* current representative clients is as follows:

  - Bacardi Corporation                     - Matsushita Electric Corporation
                                                    of America
  - California Public Employees'            - New York Philharmonic Orchestra
     Retirement System                      - The Nemours Foundation
  - Hercules Incorporated                   - The Robert Wood Johnson Foundation
  - Kemper Insurance                        - United Furniture Workers, AFL-CIO
  - Los Angeles County Employees'           - U.S. Chamber of Commerce
     Retirement Association

   *(PAC is the institutional affiliate of Putnam.)

   A listing of TCW's current representative clients is as follows:

  - Bakery, Confectionery, Tobacco Workers  - Maryland State Retirement System
     & Grain Millers International Union    - MCI Communications Corporation
  - Boilermaker-Blacksmith National         - Michigan State University
     Pension Trust                          - Minnesota State Board of
                                                Investment
  - Boston College                          - New York State Common Retirement
                                                Fund
  - Bradley Foundation                      - Northwest Airlines, Inc.
  - California State Teachers'              - Oklahoma Public Employees
     Retirement System                          Retirement System
  - Cargill, Incorporated                   - Oregon Public Employees'
  - Central States Pension Plan                 Retirement System
  - Cincinnati Bell Inc.                    - Pfizer, Inc.
  - Colorado Public Employees               - SunAmerica Life Insurance Company
     Retirement Association                 - Textron, Inc.
  - Eastman Kodak Company                   - The Boeing Company
  - Florida State Board of Administration   - The Duke Endowment
  - General Mills, Inc.                     - The John D. and Catherine T.
  - GTE Investment Management Corporation       MacArthur Foundation
  - Halliburton Company                     - The Kresge Foundation
  - Hallmark Cards, Inc.                    - The University of Notre Dame Du
                                                Lac
  - IBM Corporation                         - University of Pittsburgh
  - Illinois State Board of Investment      - U.S. West
  - Lehigh University                       - Vanderbilt University
  - Litton Industries, Inc.                 - Xerox Corporation


A listing of MAS's current representative clients is as follows:

  - AT&T                                    - New York Philharmonic Society
  - Boeing Company                          - Philip Morris, Inc.
  - Federal Reserve                         - Smithsonian Institution
  - J. Paul Getty Trust                     - United Technologies Corporation
                                            - University of Notre Dame


A listing of J.P. Morgan's representative clients is as follows:

A listing of SAW's current representative clients is as follows:

  - Archdiocese of Boston                   - Ford Motor Company
  - AT&T                                    - Harcourt General
  - BankAmerica                             - New York Public Library

  - Boston Symphony Orchestra               - Northeastern University
  - City of Houston


A listing of AAM's current representative clients is as follows:

  - First Allmerica                         - Hannibal Regional Hospital
  - Citizens Insurance                      - Massachusetts Education and
  - Hanover Insurance                            Government Association Workers
  - City of Worcester Retirement                 Compensation Trust
     System
  - Worcester County Contributory           - Farm Credit System Association
                                                Retirement System Captive
                                                Insurance Company



                                                     --------------------------
                                       37            Allmerica Investment Trust

Under the terms of the Management Agreement, the Trust recognizes the Manager's control of the name "Allmerica Investment Trust." The Trust agrees that its right to use that name is non-exclusive and can be terminated by the Manager at any time.

SERVICES AGREEMENTS

UNDERWRITER

Allmerica Investments, Inc. ("AII"), located at 440 Lincoln Street, Worcester, Massachusetts 01653, (508) 855-1000, serves as the Trust's distributor pursuant to a Distribution Agreement. AII is an indirect, wholly-owned subsidiary of AFC. The following is a list of persons who are affiliated with both the Trust and AII.

                          POSITION(S) HELD                     POSITION(S) HELD
           NAME           WITH THE TRUST                       WITH AII
           ----           --------------                       --------

    Paul T. Kane          Assistant Vice President      Assistant Vice President
                          and Treasurer (Principal
                          Accounting Officer)

    John F. O'Brien       Chairman of the Board         Director

    Richard M. Reilly     President                     Director


FUND RECORDKEEPING SERVICES AGENT AND CUSTODIAN

Investors Bank & Trust Company ("IBT") replaced First Data Investor Services Group, Inc. ("Investor Services Group") as the Trust's fund record keeping services agent and replaced Bankers Trust Company as Custodian of the cash and investment securities of the Trust on April 1, 1999. IBT is located at 200 Clarendon Street, 16th Floor, Boston, MA 02116. Under the terms of a Custodian Agreement, IBT provides certain fund accounting, custodian and administration services, including, but not limited to, determining the net asset value per share of each of the Funds and maintaining the accounting records of the Trust; and holding in custody the Trust's portfolio securities and receiving and delivering them upon purchases and sales. IBT is entitled to receive an annual fee for its services based on Fund assets and certain out-of-pocket expenses. The Custodian Agreement provides for an initial term of three years and thereafter renews automatically for successive one-year terms unless advance notice of termination is delivered by the non-renewing party. The Custodian Agreement may be terminated prior to the expiration of the initial term or a renewal term provided certain conditions are met. The Custodian Agreement with IBT is similar to the Fund Accounting Services Agreement previously in effect with Investor Services Group and the Custodian Agreement previously in effect with Bankers Trust Company. The compensation paid to Investor Services Group and Bankers Trust Company was similar to the compensation which is paid to IBT in terms of total dollar amount paid. The total fund recordkeeping fees paid to Investor Services Group for the following periods were as follows:

  THREE-MONTHS ENDED            YEAR ENDED                       YEAR ENDED
     MARCH 31, 1999          DECEMBER 31, 1998              DECEMBER 31, 1997
     --------------          -----------------              -----------------

        $240,112                  $883,909                          $748,941


The total fees paid to Bankers Trust Company for custodial services for the following periods were as follows:

  THREE-MONTHS ENDED             YEAR ENDED                       YEAR ENDED
    MARCH 31, 1999            DECEMBER 31, 1998              DECEMBER 31, 1997
    --------------            -----------------              -----------------

       $194,918                    $850,873                          $743,606


The total fee paid to IBT for fund accounting, custodial and administration services for the nine-months ended December 31, 1999 was $1,653,590.



---------------------------
Allmerica Investment Trust               38

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as the Fund's independent accountants providing audit and accounting services including (i) examination of the annual financial statements, (ii) assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission, and (iii) review of annual income tax returns.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

In accordance with the Management Agreement and sub-advisory agreements, the respective Sub-Adviser has the responsibility for the selection of brokers for the execution of purchases and sales of the securities in a given Fund's portfolio subject to the direction of the Trustees. The Sub-Advisers place the Funds' portfolio transactions with brokers and, if applicable, negotiate commissions.

Broker-dealers may receive brokerage commissions on portfolio transactions of the Funds. The Sub-Advisers also may place portfolio transactions with such broker-dealers acting as principal, in which case no brokerage commissions are payable but other transaction costs are incurred. The Funds have not dealt nor do they intend to deal exclusively with any particular broker-dealer or group of broker-dealers. It is each Fund's policy always to seek best execution. This means that each Fund's portfolio transactions will be placed where the Fund can obtain the most favorable combination of price and execution services in particular transactions or as provided on a continuing basis by a broker-dealer, and that the Fund will deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of a broker-dealer, including the overall reasonableness of its brokerage commissions paid, consideration is given to the firm's general execution and operational capabilities and to its reliability, integrity and financial condition. Subject to the practice of always seeking best execution, the Funds' securities transactions may be executed by broker-dealers who also provide research services (as defined below) to the Funds, the Sub-Advisers and the other clients advised by the Sub-Advisers. Examples of such research services include reports on specific companies or industries, economic and financial data, performance measurement services, computer databases and pricing and appraisal services. The sub-advisers may use all, some or none of such research services in providing investment advisory services to each of its investment companies and other clients, including the Funds. To the extent that such services are used, they tend to reduce the expenses of the Sub-Advisers. In the opinion of the Sub-Advisers it is impossible to assign an exact dollar value to such services.

BROKERAGE AND RESEARCH SERVICES

The agreements provide that, subject to such policies as the Trustees may determine, the Sub-Advisers may cause a given Fund to pay a broker-dealer which provides brokerage and research services an amount of commission for effecting a securities transaction for that Fund in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends; portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Sub-Advisers must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the overall responsibilities of the Sub-Advisers to its respective Funds and all other clients. The Sub-Advisers also may consider sales by broker-dealers of variable and group annuity contracts and variable life insurance policies that contemplate the Funds as an investment option as a factor in the selection of broker-dealers to execute portfolio transactions.

The other investment companies and clients advised by the Sub-Advisers sometimes invest in securities in which the Funds also invest. A Sub-Adviser also may invest for its own account in the securities in which the Funds invest. If the Funds, such other investment companies and other clients of the Sub- Advisers desire to buy or sell the same portfolio security at about the same time, the purchases and sales normally are made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. It is recognized that in some cases this practice could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. In other cases,


                                                  ---------------------------
                                    39            Allmerica Investment Trust
however, it is believed that this practice may produce better executions. It is the opinion of the Trustees that the desirability of retaining the Sub-Advisers as investment advisers to their respective Funds outweighs the disadvantages, if any, which might result from this practice.

Brokerage commissions for each of the last three years were as follows:

  FUND                                                           1999              1998            1997
  ----                                                           ----              ----            ----
  Select Emerging Markets Fund*                                  $140,922          $105,823         N/A
  Select Aggressive Growth Fund                                $1,710,414        $1,812,711     $1,238,116
  Select Capital Appreciation Fund**                             $481,557          $683,523       $474,666
  Select Value Opportunity Fund**                              $1,357,442          $742,439       $649,306
  Select International Equity Fund                               $333,988          $369,191       $453,544
  Select Growth Fund**                                         $1,017,774          $724,915       $459,136
  Select Strategic Growth Fund*                                   $56,538           $32,898         N/A
  Core Equity Fund** (formerly the Growth Fund)                $2,626,717        $1,522,185       $969,754
  Equity Index Fund                                              $185,943          $106,104       $100,012
  Select Growth and Income Fund**                              $1,216,781        $1,032,489       $962,045

* The Select Emerging Markets Fund and Select Strategic Growth Fund began operations on February 20, 1998.

** The following are the reasons for the differences in the amounts of brokerage commissions paid for the most recent fiscal year compared to either of the two prior fiscal years:

     (1) The differences in the amounts of brokerage commissions paid during the last three fiscal years for the Select Capital Appreciation Fund are due to a change in Sub-Advisers on April 1, 1998 and the ensuing portfolio turnover. (2) The differences in the amounts of brokerage commissions paid during the last three fiscal years for the Core Equity Fund are due to portfolio repositioning and normal portfolio activity trading. (3) The differences in the amounts of brokerage commissions paid during the last three fiscal years for the Select Value Opportunity Fund, Select Growth Fund and Select Growth and Income Fund are attributable to growth in the assets of each Fund.

     The Select Income Fund, Select Investment Grade Income Fund (formerly the Investment Grade Income Fund), Government Bond Fund and Money Market Fund did not incur brokerage commissions in any of these years.

     DIRECTED BROKERAGE PROGRAM

Certain Funds managed by the Manager participate in a directed brokerage program whereby the Funds receive credit for brokerage activity and apply those credits toward the payment of Fund expenses. Such Funds have entered into an agreement with certain brokers which rebate a portion of commissions as credits toward Fund expenses. In addition, this program gives Fund management the ability to direct brokerage by firms which sell insurance products sponsored by First Allmerica Financial and its affiliates. This second aspect of the program, which would be limited to 15% of total commissions, has not been implemented. Such amounts earned by the Funds in 1997, 1998 and 1999 under such agreements were as follows:

  FUND                                                      1999           1998            1997
  ----                                                      ----           ----            ----
  Select Emerging Markets Fund*                             $11,910           $561         N/A
  Select Aggressive Growth Fund                            $270,533       $229,479       $221,364
  Select Capital Appreciation Fund                           $3,127        $41,567         N/A
  Select Value Opportunity Fund                            $241,313        $96,620        $84,389
  Select International Equity Fund                          $53,537        $24,678        $70,636
  Select Growth Fund                                       $232,990       $151,581        $90,962
  Select Strategic Growth Fund                               $6,979         $5,373         N/A
  Equity Index Fund                                          $9,000          N/A           N/A
  Core Equity Fund (formerly the Growth Fund)              $335,248       $208,457       $152,829
  Select Growth and Income Fund                             $25,338       $175,705       $102,293

----------------------------
Allmerica Investment Trust              40

The Trust Declaration provides that all persons extending credit to, contracting with, or having any claims against the Trust or a particular Fund shall look only to the assets of the Trust or particular Fund for payment under such credit, contract or claim, and neither the shareholders, Trustees, nor any of the Trust's officers, employees or agents shall be personally liable thereof. Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. The Trust Declaration, however, disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust Declaration provides for indemnification out of a Fund's property for all loss and expense of any shareholder of that Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund of which he or she was a shareholder would be unable to meet its obligations.

Pursuant to the Trust Declaration, a Trustee is liable for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, but is not liable for errors of judgment, mistakes of fact or law any act or omission in accordance with the advice of counsel or other experts with respect to the meaning of the Trust Declaration, or for failing to follow such advice.

                       CAPITAL STOCK AND OTHER SECURITIES

The Trust has an unlimited authorized number of shares of beneficial interest which may be divided into an unlimited number of series of such shares, and which are divided presently into 14 series of shares, one series underlying each Fund. The Trust's shares are entitled to one vote per share (with proportional voting for fractional shares). The rights accompanying Fund shares are vested legally in the Separate Accounts. As a matter of policy, however, holders of variable premium life insurance or variable annuity contracts funded through the Separate Accounts have the right to instruct the Separate Accounts as to voting Fund shares on all matters to be voted on by Fund shareholders. Voting rights of the participants in the Separate Accounts are set forth more fully in the prospectuses or offering circular relating to those Accounts.

Matters subject to a vote by the shareholders include changes in the fundamental policies of the Trust as described in the Prospectus and the SAI, the election or removal of Trustees and the approval of agreements with investment advisers. A majority, for the purposes of voting by shareholders pursuant to the 1940 Act, is 67% or more of the voting securities of an investment company present at an annual or special meeting of shareholders if 50% of the outstanding voting securities of such company are present or represented by proxy or more than 50% of the outstanding voting securities of such company, whichever is less.

The Trust is not required to hold annual meetings of shareholders. The Trustees or shareholders holding at least 10% of the outstanding shares may call special meetings of shareholders.

The Trust Declaration provides that, on any matter submitted to a vote of the shareholders, all shares shall be voted by individual series, except (1) when required by the 1940 Act, shares shall be voted in the aggregate and not by individual series, and (2) when the Trustees have determined that the matter affects only the interests of one or more series, then only the shareholders of such series shall be entitled to vote thereon.

Shares are freely transferable, are entitled to dividends as declared by the Trustees and, on liquidation of the Trust, shareholders are entitled to receive their pro rata portion of the net assets of the Fund of which they hold shares, but not of any other Fund. Shareholders have no preemptive or conversion rights.

The Trust Declaration provides that all persons extending credit to, contracting with, or having any claims against the Trust or a particular Fund shall look only to the assets of the Trust or particular Fund for payment under such credit, contract or claim, and neither the shareholders, Trustees, nor any of the Trust's officers, employees or agents shall be personally liable thereof. Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. The Trust Declaration, however, disclaims shareholder liability for acts of obligations of the

                                                -------------------------------
                                    41            Allmerica Investment Trust

Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust Declaration provides for indemnification out of a Fund's property for all loss and expense of any shareholder of that Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund of which he or she was a shareholder would be unable to meet its obligations.

Pursuant to the Trust Declaration, a Trustee is liable for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, but is not liable for errors of judgment, mistakes of fact or law any act or omission in accordance with the advice of counsel or other experts with respect to the meaning of the Trust Declaration, or for failing to follow such advice.

PURCHASE, REDEMPTION, AND PRICING OF SECURITIES BEING OFFERED

Shares of the Funds are sold in a continuous offering and currently may be purchased only by Separate Accounts of First Allmerica or its subsidiaries. The Separate Accounts are the funding mechanisms for variable annuity contracts and variable life insurance policies. Shares of the Trust are also currently being issued under separate prospectuses to Separate Accounts of Allmerica Financial Life, First Allmerica and subsidiaries of First Allmerica which issue variable or group annuity policies or variable premium life insurance policies ("mixed funding"). Shares of the Trust may also be issued to Separate Accounts of unaffiliated life insurance companies and qualified pension and retirement plans outside of the separate account context ("shared funding"). The Trust may serve as a funding vehicle for all types of variable annuity contracts and variable life insurance contracts offered by various participating insurance companies and for qualified plans. Although neither Allmerica Financial Life nor the Trust currently foresees any disadvantage, it is conceivable that in the future such mixed funding may be disadvantageous for variable or group annuity policyowners or variable premium life insurance policyowners ("Policyowners"). The Trustees of the Trust intend to monitor events in order to identify any conflicts that may arise between such Policyowners and to determine what action, if any, should be taken in response thereto. If the Trustees were to conclude that separate funds should be established for variable annuity and variable premium life separate accounts, Allmerica Financial Life would pay the attendant expenses.

As described in the Prospectus, shares of each Fund are sold and redeemed at their net asset value as next computed after receipt of the purchase or redemption order without the addition of any selling commission or "sales load." The redemption price may be more or less than the shareholder's cost. Each purchase is confirmed to the Separate Account in a written statement of the number of shares purchased and the aggregate number of shares currently held. Unlike the Money Market Fund which attempts to maintain a stable net asset value, the net asset value of the other Funds will fluctuate.

The net asset value per share of each Fund is the total net asset value of that Fund divided by the number of shares outstanding. The total net asset value of each Fund is determined by computing the value of the total assets of that Fund and deducting total liabilities, including accrued liabilities. The net asset value of the shares of each Fund is determined once daily as of the close of the New York Stock Exchange on each day on which the Exchange is open for trading, and no less frequently than once daily on each other day (other than a day during which no shares of the Fund were tendered for redemption and no order to purchase or sell such shares was received by the Fund) in which there was a sufficient degree in trading in the Fund's portfolio securities that the current net asset value of the Fund's shares might be affected materially by changes in the value of such portfolio securities.

Equity securities are valued based on market value if market quotations are readily available. Portfolio securities listed or traded on national securities exchanges, or reported on the National Association of Securities Dealers national market reporting system, are valued at the last sale price, or, if there have been no sales on that day, at the mean of the current bid and ask price. Over-the-counter securities for which market quotations are readily available are valued at the mean between the most recent bid and ask price. Securities that are primarily traded on foreign exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. As authorized by the Trustees, debt securities (other than short-term obligations) of the Funds other than the Money Market Fund are valued on the basis of valuations furnished by pricing services which reflect broker-dealer supplied valuations and electronic data processing techniques. Such methods include the use of market transactions for comparable securities and various relationships between securities which generally are recognized by institutional traders. Short-term obligations having remaining maturities of sixty (60) days or less are valued at amortized cost.

----------------------------
Allmerica Investment Trust                42

Short-term debt securities of the Funds other than the Money Market Fund having a remaining maturity of more than sixty (60) days will be valued using a "market-to-market" method based upon either the readily available market price or, if reliable market quotations are not available, upon quotations by dealers or issuers for securities of a similar type, quality and maturity. "Marking-to-market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair value of such securities.

All portfolio securities of the Money Market Fund will be valued by the amortized cost method. The purpose of this method of calculation is to attempt to maintain a constant net asset value per share of $1.00. No assurance can be given that this goal can be attained. Amortized cost is an approximation of market value determined by increasing systematically the carrying value of a security acquired at a discount or reducing systematically the carrying value of a security acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. It does not take into consideration unrealized gains or losses. While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of portfolio securities which are higher or lower than the prices at which the securities could be sold. During such periods, the yield to investors in a Fund may differ somewhat from that obtained if the Fund were to use mark-to-market value for its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Fund would obtain a somewhat higher (lower) yield than would result from marked-to-market valuation, and existing investors would receive less (more) investment income.

The use of the amortized cost method of valuation by the Money Market Fund is subject to rules of the Securities and Exchange Commission. Under the rules, the Fund is required to maintain a dollar weighted average portfolio maturity of 90 days or less and to limit its investments to instruments which (1) its Sub-Adviser, subject to the guidelines established by the Trustees, determines present minimal credit risks; (2) have high quality ratings or are deemed comparable, such that they are "eligible securities" as defined below; and (3) have remaining maturity of thirteen months (397 days) or less at the time of purchase, or are subject to a demand feature which reduces the remaining maturity to thirteen months or less.

The Money Market Fund may purchase only "First or Second Tier eligible securities" which are defined to include (1) securities which have received the highest or second highest rating by at least two nationally recognized statistical rating organizations ("NRSRO") or by only one NRSRO if only one has rated the security and (2) securities which are unrated, but, in the Sub-Adviser's opinion, are of comparable quality. The Money Market Fund may purchase securities which were long-term at issuance but have a remaining maturity of thirteen months or less at the time of purchase if (a) the issuer has comparable short-term debt securities outstanding which are eligible securities or (b) the issuer has no short-term rating and the securities have either no long-term rating or a long-term rating in one of the two highest categories by an NRSRO.

The above standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Fund (a) may dispose of the security within five business days of the Sub-Adviser becoming aware of the new rating, or (b) may continue to hold the investment, but the Trustees will evaluate whether the security continues to present minimal credit risks.

As a part of the overall duty of care they owe to the Fund's shareholders, the Trustees have established procedures reasonably designed to stabilize the net asset value per share of the Money Market Fund as computed for the purpose of distribution and redemption at $1.00 per share taking into account current market conditions and the Fund's investment objective. At such reasonable intervals as they deem appropriate in light of current market conditions, the Trustees will compare the results of calculating the net asset value per share based on amortized cost with the results based on available indications of market value. If a difference of more than 1/2 of 1% occurs between the two methods of valuation, the Trustees will consider taking whatever steps they deem necessary to minimize any material dilution or other unfair results, such as shortening the average portfolio maturity or realizing gains or losses.

All other securities and assets of a Fund, any assets whose value does not, in the Manager's opinion, reflect fair value, will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees of the Trust.

                       TAXATION OF THE FUNDS OF THE TRUST

The Trust qualifies under Subchapter M of the Internal Revenue Code so that the Trust will not be subject to federal income tax on any net income and any capital gains to the extent they are distributed or are deemed to have been

                                                   -----------------------------
                                 43                  Allmerica Investment Trust
distributed to shareholders. See the prospectuses for the Separate Accounts for tax consequences to investors.

To comply with regulations under Section 817(h) of the Code which contains certain diversification requirements, each Fund of the Trust will be required to diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated for purposes of Section 817(h) as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the United States or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, whichever is applicable.

                                  UNDERWRITERS

Under a Distribution Agreement, AII has a nonexclusive right to use its best efforts to obtain from investors unconditional orders for the continuous offering of shares authorized for issuance by the Trust. AII does not receive direct compensation for its services as distributor of the Trust. AII, at its expense, may provide promotional incentives to dealers that sell variable annuity contracts for which the Funds serve as investment vehicles.

                         CALCULATION OF PERFORMANCE DATA

The Trust may advertise performance information for the Funds and may compare performance of the Funds with other investment or relevant indices. The Funds may also advertise "yield", "total return" and other non-standardized total return data. For the non-money market funds, "yield," is calculated differently than for the Money Market Fund. The Money Market Fund may advertise "yield" or "effective yield," ALL PERFORMANCE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. A Fund's share price, yield and total return may fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost.

YIELDS AND TOTAL RETURNS QUOTED FOR THE FUNDS INCLUDE THE EFFECT OF DEDUCTING THE FUNDS' EXPENSES, BUT MAY NOT INCLUDE CHARGES AND EXPENSES ATTRIBUTABLE TO A PARTICULAR INSURANCE PRODUCT. SINCE SHARES OF THE FUNDS CAN BE PURCHASED ONLY THROUGH A VARIABLE ANNUITY OR VARIABLE LIFE CONTRACT, YOU SHOULD REVIEW CAREFULLY THE PROSPECTUS OF THE INSURANCE PRODUCT YOU HAVE CHOSEN FOR INFORMATION ON RELEVANT CHARGES AND EXPENSES. INCLUDING THESE CHARGES IN THE QUOTATIONS OF THE FUNDS' YIELDS AND TOTAL RETURNS WOULD HAVE THE EFFECT OF DECREASING PERFORMANCE. PERFORMANCE INFORMATION FOR THE INSURANCE PRODUCT MUST ALWAYS ACCOMPANY, AND BE REVIEWED WITH, ANY PERFORMANCE INFORMATION QUOTED FOR THE FUNDS.

YIELDS OF THE FUNDS OTHER THAN THE MONEY MARKET FUND

The 30-day (or one month) standard yields of the Funds other than the Money Market Fund are calculated as follows:


                         YIELD = 2[( a - b + 1)/6/ - 1)]
                         -------------------------------
                                       cd

    Where: a = dividends and interest earned by a Fund during the period; b = expenses accrued for the period (net of reimbursements);
                c  = the average daily number of shares outstanding during the period entitled to receive dividends; and
                d  = the maximum offering price per share on the last day of the period.

For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Except as noted below, interest earned on debt obligations held by a Fund is calculated by computing the yield to maturity of each obligation based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market value of such debt obligations. Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by

----------------------------
Allmerica Investment Trust              44
a Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per share (variable "d" in the formula).

MONEY MARKET FUND - YIELD AND EFFECTIVE YIELD

The yield of the Money Market Fund refers to the net income generated by an investment in the Fund over a stated seven-day period, expressed as an annual percentage rate. Yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of 1 (one) share at the beginning of a seven-day calendar period, dividing the net change in account value by the value of the account at the beginning of the period, and multiplying the return over the seven-day period by 365/7. Thus the income is "annualized:" the amount of income generated by the investment during the seven-day period is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation.

The effective yield is calculated similarly, but the income earned by an investment in the Money Market Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of this compounding effect.

TOTAL RETURN

The Funds may advertise total return. The total return shows what an investment in each Fund would have earned over a specific period of time (one, five, or ten years since commencement of operations, if less) assuming that all distributions and dividends by the Fund were reinvested, and less all recurring fees.

From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statement of total return or other performance data on the Fund will be accompanied by information on the Fund's average annual total return over the most recent four calendar quarters and the period from the Fund's inception of operations. The Fund also may advertise aggregate annual total return information over different periods of time.

A Fund's average annual total return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                                  P(1+T)n = ERV

   Where:       P  = A hypothetical initial purchase of $1,000
                T  = average annual total return
                n  = number of years
              ERV  = Ending Redeemable Value of the hypothetical purchase at the end of the period

Total return quoted in advertising reflects all aspects of the Fund's return, including the effect of reinvesting dividends and capital gains distributions, and any change in the Fund's net asset value per share over the period.

AVERAGE ANNUAL RETURNS are calculated by determining the change in value of a hypothetical investment in the Fund over a stated period, and calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value has been constant over the period. Average annual returns covering periods of less than one year are calculated by determining the Fund's total return for the period, extrapolating that return for a full year, and stating the result as an annual return. Because this method assumes that performance will remain constant for the entire year when in fact it is unlikely that performance will remain constant, average annual returns for a partial year must be viewed as strictly theoretical information.

INVESTORS ALSO SHOULD BE AWARE THAT A FUND'S PERFORMANCE IS NOT CONSTANT OVER TIME, BUT VARIES FROM YEAR TO YEAR. AVERAGE ANNUAL RETURN REPRESENTS AVERAGED FIGURES AS OPPOSED TO THE ACTUAL PERFORMANCE OF THE FUND.

                                                --------------------------------
                                 45               Allmerica Investment Trust

A Fund also may quote cumulative total returns which reflect the simple change in value of an investment over a stated period. Average annual total returns and cumulative total returns may be quoted as a percentage or as a dollar amount. They may be calculated for a single investment, for a series of investments or for a series of redemptions over any time period. Total returns may be broken down into their components of income and capital in order to show their respective contributions to total return. Performance information may be quoted numerically or in a table, graph or similar illustration.

OTHER PERFORMANCE INFORMATION

Performance information for a Fund may be compared with: (1) the S&P 500, Dow Jones Industrial Average, Lehman Aggregate Bond Index, Russell 2000, Russell 3000, Beta Adjusted Russell 3000, Lehman Government corporate and 90 day Treasury Bills, Solomon High Yield Bond Index, Bank Rate Monitor, NASDAQ Index or other unmanaged indices so that investors may compare a Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (2) other registered investment companies or other investment products tracked (a) by Lipper Analytical Services; Morningstar, Inc. and IBC/Donoghue, Inc., all widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives and assets, or (b) by other services, companies, publications or persons who rank such investment companies on overall performance or other criteria; (3) or the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

All performance information is based on historical results and is not intended to indicate future performance. Performance information reflects only the performance of a hypothetical investment during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Fund and the market conditions during the given time period. Yield and total return information may be useful for reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, the yield and total return do fluctuate.

PERFORMANCE INFORMATION FOR PERIOD ENDED DECEMBER 31, 1999

Set forth below is average annual total return information for the Select Emerging Markets Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Value Opportunity Fund, Select International Equity Fund, Select Growth Fund, Select Strategic Growth Fund, Core Equity Fund (formerly the Growth Fund), Equity Index Fund, Select Growth and Income Fund, Select Income Fund, Select Investment Grade Income Fund (formerly the Investment Grade Income Fund), Government Bond Fund and Money Market Fund for the 1 year, 5 year, 10 year and/or since inception (the Trust began operations on April 29, 1985) periods ended December 31, 1999, yields for the Select Income Fund, Select Investment Grade Income Fund and Government Bond Fund for the 30-day period ended December 31, 1999 and yield and effective yield information for the Money Market Fund for the seven-day period ended December 31, 1999.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 1999
                                   (UNAUDITED)

                                                   1 Year Period     5 Year Period      10 Year Period     Since Inception
                                                   -------------     -------------      --------------     ---------------
  Select Emerging Markets Fund                        65.72%             N/A                N/A                 15.22%*
  Select Aggressive Growth Fund                       38.66%            23.32%              N/A                 20.71%
  Select Capital Appreciation Fund                    25.36%             N/A                N/A                 21.42%
  Select Value Opportunity Fund                       (4.70)%           13.52%              N/A                 11.57%
  Select International Equity Fund                    31.71%            18.54%              N/A                 15.47%
  Select Growth Fund                                  29.80%            29.06%              N/A                 20.57%
  Select Strategic Growth Fund                        16.06%             N/A                N/A                  6.89%*
  Core Equity Fund (formerly the Growth Fund)         29.33%            25.23%             17.31%               17.47%
  Equity Index Fund                                   20.41%            27.77%              N/A                 20.66%

----------------------------
Allmerica Investment Trust                                        46

                                                   1 Year Period     5 Year Period      10 Year Period        Since Inception
                                                   -------------     -------------      --------------        ---------------
  Select Growth and Income Fund                        18.43%             21.69%              N/A                  15.92%
  Select Income Fund                                   (0.85)%             6.92%              N/A                   5.52%
  Select Investment Grade Income Fund                  (0.97)%             7.38%             7.69%                  8.26%
     (formerly Investment Grade Income Fund)
  Government Bond Fund                                  0.23%              6.22%              N/A                   6.16%
  Money Market Fund                                     5.19%              5.47%             5.23%                  5.80%

* Not Annualized

The Core Equity Fund (formerly the Growth Fund), Select Investment Grade Income Fund (formerly the Investment Grade Income Fund) and the Money Market Fund all began business operations on April 29, 1985. The Equity Index Fund began operations on September 28, 1990. The Government Bond Fund began operations on August 26, 1991. The Select Aggressive Growth Fund, Select Growth Fund, Select Growth and Income Fund and Select Income Fund began operations on August 21, 1992. The Select Value Opportunity Fund began operations on April 30, 1993. The Select International Equity Fund began operations on May 2, 1994. The Select Capital Appreciation Fund began operations on April 28, 1995. The Select Emerging Markets Fund and Select Strategic Growth Fund began operations on February 20, 1998.


                            YIELDS FOR 30-DAY PERIODS
                             ENDED DECEMBER 31, 1999
                             -----------------------
                                   (Unaudited)

Select Income Fund                             6.87 %
Select Investment Grade Income Fund            7.04 %
  (formerly Investment Grade Income Fund)
Government Bond Fund                           6.92 %

                          YIELD FOR SEVEN DAY PERIOD            EFFECTIVE YIELD FOR SEVEN DAY PERIOD
                          ENDED DECEMBER 31, 1999                       ENDED DECEMBER 31, 1999
                          -----------------------                       -----------------------
                                (Unaudited)                                   (Unaudited)
Money Market Fund                  5.57%                                         6.12%


                              FINANCIAL STATEMENTS

The Trust's Financial Statements and related notes and the report of the independent accountants contained in the Trust's annual report for the fiscal year ended December 31, 1999 are incorporated by reference into this Statement of Additional Information.

                                                --------------------------------
                                   47             Allmerica Investment Trust

                                    APPENDIX

Descriptions of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Service, a division of McGraw-Hill Companies, Inc. ("S&P") commercial paper and bond ratings:

COMMERCIAL PAPER RATINGS

MOODY'S EMPLOYS THREE DESIGNATIONS, ALL JUDGED TO BE INVESTMENT GRADE, TO INDICATE THE RELATIVE REPAYMENT CAPACITY OF RATED ISSUERS. THE TWO HIGHEST DESIGNATIONS ARE AS FOLLOWS:

     Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity normally will be evidenced by the following characteristics:

     -    Leading market positions in well-established industries.

     -    High rates of return on funds employed.

     - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be subject more to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     S&P COMMERCIAL PAPER RATINGS ARE GRADED INTO SEVERAL CATEGORIES, RANGING FROM "A-1" FOR THE HIGHEST QUALITY OBLIGATIONS TO "D" FOR THE LOWEST. THE TWO HIGHEST RATING CATEGORIES ARE DESCRIBED AS FOLLOWS:

     A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

     A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

     MUNICIPAL OBLIGATIONS

Moody's ratings for state and municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in the short-term borrowing, while various factors of the first importance in long-term borrowing risk are of lesser importance in the long run. Symbols used will be as follows:

     MIG-1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

----------------------------
Allmerica Investment Trust              48

A short-term rating also may be assigned on an issue having a demand feature. Such ratings will be designated as VMIG to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event that demand is not met. VMIG-1 and VMIG-2 ratings carry the same definitions as MIG-1 and MIG-2, respectively.

DESCRIPTION OF MOODY'S BOND RATINGS

     Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edge". Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are known generally as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

     Baa - Bonds that are rated Baa are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

     Those bonds within the Aa, A, Baa, Ba, and B categories that Moody's believes possess the strongest credit attributes within those categories are designated by the symbols Aa1, A1, Baa1, Ba1, and B1.

     DESCRIPTION OF S&P'S DEBT RATINGS

     AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

     A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rates categories.

                                                  -----------------------------
                                   49               Allmerica Investment Trust

     BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC, or C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

     Plus (+) or (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

----------------------------
Allmerica Investment Trust        50

PART C.  OTHER INFORMATION

Item 23.                       Exhibits
                               --------

Exhibit 1 Agreement and Declaration of Trust, dated October 11, 1984, as amended May 12, 1992 was filed previously in Post-effective Amendment No. 36 on April 15, 1998 and is incorporated herein by reference.

Exhibit 2          Bylaws as amended May 10, 1999 are filed herein.

Exhibit 3          None

Exhibit 4(a) Management Agreement between Registrant and Allmerica Financial Investment Management Services, Inc. (the "Manager") dated April 16, 1998 (compensation schedule amended as of September 1, 1999) is filed herein.

Exhibit 4(b) Sub-Adviser Agreement between the Manager and Schroder Capital Management International Inc. with respect to the Select Emerging Markets Fund dated April 16, 1998 was filed previously in Post- effective Amendment No. 37 on February 25, 1999 and is incorporated herein by reference.

Exhibit 4(c) Sub-Adviser Agreement between the Manager and Nicholas-Applegate Capital Management, L.P. with respect to the Select Aggressive Growth Fund dated April 16, 1998 (compensation schedule amended as of September 1, 1999) is filed herein.

Exhibit 4(d) Sub-Adviser Agreement between the Manager and T. Rowe Price Associates, Inc. with respect to the Select Capital Appreciation Fund dated April 16, 1998 was filed previously in Post-effective Amendment No. 37 on February 25, 1999 and is incorporated herein by reference.

Exhibit 4(e) Sub-Adviser Agreement between the Manager and Cramer Rosenthal McGlynn, LLC dated April 16, 1998 with respect to the Select Value Opportunity Fund was filed previously in Post-effective Amendment No. 37 on February 25, 1999 and is incorporated herein by reference.

Exhibit 4(f) Sub-Adviser Agreement between the Manager and Bank of Ireland Asset Management (U.S.) Limited with respect to the Select International Equity Fund dated April 16, 1998 was filed previously in Post-effective Amendment No. 37 on February 25, 1999 and is incorporated herein by reference.

Exhibit 4(g) Sub-Adviser Agreement between the Manager and Putnam Investment Management, Inc. with respect to the Select Growth Fund dated April 16, 1998 was filed previously in Post-effective Amendment No. 37 on February 25, 1999 and is incorporated herein by reference.

Exhibit 4(h) Form of Sub-Adviser Agreement between the Manager and TCW Investment Management Company with respect to the Select Strategic Growth Fund dated April 1, 2000 is filed herein.

Exhibit 4(i) Sub-Adviser Agreement between the Manager and Miller Anderson & Sherrerd, LLP with respect to the Core Equity Fund (formerly the Growth Fund) dated April 16, 1998 was filed previously in Post-effective Amendment No. 37 on February 25, 1999 and is incorporated herein by reference.

Exhibit 4(j) Sub-Adviser Agreement between the Manager and J. P. Morgan Investment Management Inc. with respect to the Select Growth and Income Fund dated April 1, 1999 was filed previously in Post-effective Amendment No. 38 on April 29, 1999 and is incorporated herein by reference.

Exhibit 4(k) Sub-Adviser Agreement between the Manager and Standish, Ayer & Wood, Inc. with respect to the Select Income Fund dated April 16, 1998 was filed previously in Post-effective Amendment No. 37 on February 25, 1999 and is incorporated herein by reference.

Exhibit 4(l) Sub-Adviser Agreement between the Manager and Allmerica Asset Management, Inc. with respect to the Equity Index Fund, Select Investment Grade Income Fund (formerly the Investment Grade Income Fund), Government Bond Fund and Money Market Fund dated April 16, 1998 was filed previously in Post-effective Amendment No. 37 on February 25, 1999 and is incorporated herein by reference.

Exhibit 5          Distribution Agreement with Allmerica Investments, Inc.
                   dated February 25, 1998 was filed previously in Post-effective Amendment No. 36 on April 15, 1998 and is incorporated herein by reference.

Exhibit 6          None

Exhibit 7 Custodian Agreement with Investors Bank & Trust Company is filed herein.

Exhibit 8 Administration Services Agreement between Manager, Registrant and Investors Bank & Trust Company is filed herein.

Exhibit 8(a) Securities Lending Agency Agreement with Investors Bank & Trust Company is filed herein.

Exhibit 9          Opinion and consent of counsel is filed herein.

Exhibit 10         Consent of Independent Accountants is filed herein.

Exhibit 11         None

Exhibit 12 Participation Agreement among Registrant, the Manager and First Allmerica Financial Life Insurance Company dated February 16, 1999 was filed previously in Post-effective Amendment No. 37 on February 25, 1999 and is incorporated herein by reference.

Exhibit 12(a) Participation Agreement among Registrant, the Manager and Allmerica Financial Life Insurance and Annuity Company dated February 16, 1999 was filed previously in Post-effective Amendment No. 37 on February 25, 1999 and is incorporated herein by reference.

Exhibit 13         None

Exhibit 14         None

Exhibit 15         None

Exhibit 16         Code of Ethics of Allmerica Investment Trust is filed herein.

Exhibit 17         Power of Attorney is filed herein.


Item 24.           Persons Under Common Control with Registrant
                   --------------------------------------------

Registrant was organized by State Mutual Life Assurance Company of America, now known as First Allmerica Financial Life Insurance Company ("First Allmerica"), primarily for the purpose of providing a vehicle for the investment of assets received by various separate investment accounts ("Separate Accounts") established by First Allmerica and life insurance company subsidiaries of First Allmerica including Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial Life"). The assets in such Separate Accounts are, under state law, assets of the life insurance companies which have established such accounts. Thus at any time First Allmerica and its life insurance company subsidiaries will own such of Registrant's outstanding shares as are purchased with Separate Account assets; however, where required to do so, First Allmerica and its life insurance company subsidiaries will vote such shares only in accordance with instructions received from owners of the contracts pursuant to which sums are placed in such Separate Accounts.

Item 25.           Indemnification
                   ----------------

Article VIII of Registrant's Agreement and Declaration Trust, entitled "Indemnification," was filed previously in Post-effective Amendment No. 36 on April 15, 1998 and is incorporated herein by reference.

Article III, Section 12 of the Bylaws of First Allmerica was filed previously in Post-effective Amendment No. 36 on April 15, 1998 and is incorporated herein by reference.

Item 26.           Business and Other Connections of Investment Manager and Sub-
                   -------------------------------------------------------------
                   Advisers
                   --------

The following Schedule Ds of Form ADV are incorporated by reference: Nicholas-Applegate Capital Management, L.P., File No. 801-21442; Allmerica Asset Management, Inc., File No. 801-44189; Allmerica Financial Investment Management Services, Inc., File No. 801-55463; Miller, Anderson & Sherrerd, LLP, File No. 801-10437; Bank of Ireland Asset Management (U.S.) Limited, File No. 801-29606; J.P. Morgan Investment Management Inc., File No. 801-21011; T. Rowe Price Associates, Inc., File No. 801-856; Putnam Investment Management, Inc., File No. 801-7974; Cramer Rosenthal McGlynn, LLC, File No. 801-55244; Standish, Ayer & Wood, Inc., File No. 801-584; Schroder Investment Management North America Inc., File No. 801-15834; and TCW Investment Management Company, File No. 801-20975.

Item 27.           Principal Underwriters
                   ----------------------

(a) Allmerica Investments, Inc., the Distributor, does not act as principal underwriter, depositor or investment adviser for any other investment company.

(b) The following information is provided with respect to the directors and officers of Allmerica Investments, Inc., the Distributor:

Name and Principal Business             Positions and Offices with             Positions and Offices with
         Address                               Distributor                              Registrant
         -------                               -----------                              ----------
John F. Kelly                                  Director                                    N/A
Allmerica Financial
440 Lincoln Street
Worcester, MA 01653
-------------------

John F. O'Brien                                Director                                    Trustee
Allmerica Financial
440 Lincoln Street
Worcester, MA 01653
-------------------

Stephen Parker                                 Director                                    N/A
Allmerica Financial                            Chief Executive Officer
440 Lincoln Street                             President
Worcester, MA 01653
-------------------

Richard M. Reilly                              Director                                    Trustee, President
Allmerica Financial Life                       Chairman of the Board
Insurance and Annuity Company
440 Lincoln Street
Worcester, MA 01653
-------------------

Eric A. Simonsen                               Director                                    N/A
Allmerica Financial
440 Lincoln Street
Worcester, MA 01653
-------------------

Margaret L. Abbott                             Vice President                              N/A
Allmerica Financial
440 Lincoln Street
Worcester, MA 01653
-------------------

Emil J. Aberizk Jr.                            Vice President                              N/A
Allmerica Financial
440 Lincoln Street
Worcester, MA 01653
-------------------

Abigail M. Armstrong                           Counsel                                     N/A
Allmerica Financial                            Assistant Secretary
440 Lincoln Street
Worcester, MA 01653
-------------------

Edward T. Berger                               Chief Compliance Officer                    N/A
Allmerica Financial                            Vice President
440 Lincoln Street
Worcester, MA 01653
-------------------

Michael J. Brodeur                             Vice President                              N/A
Allmerica Financial
440 Lincoln Street
Worcester, MA 01653
-------------------

Name and Principal Business             Positions and Offices with             Positions and Offices with
         Address                               Distributor                              Registrant
         -------                               -----------                              ----------
Kevin A. Chute                                 Assistant Vice President                    N/A
Allmerica Financial
440 Lincoln Street
Worcester, MA 01653
-------------------

Mark R. Colborn                                Vice President                              N/A
Allmerica Financial
440 Lincoln Street
Worcester, MA 01653
-------------------

Claudia J. Eckels                              Vice President Operations                   N/A
Allmerica Financial
440 Lincoln Street
Worcester, MA 01653
-------------------

Mary Eldridge                                  Secretary/Clerk                             N/A
Allmerica Financial
440 Lincoln Street
Worcester, MA 01653
-------------------

Lee W. Erickson                                Assistant Treasurer                         N/A
Allmerica Financial
440 Lincoln Street
Worcester, MA 01653
--------------------

Philip L. Heffernan                            Vice President                              N/A
Allmerica Financial
440 Lincoln Street
Worcester, MA 01653
-------------------

Paul T. Kane                                   Assistant Vice President                    Assistant Vice President and
Allmerica Financial                                                                        Treasurer
440 Lincoln Street                                                                         (Principal Accounting Officer)
Worcester, MA 01653
-------------------

Joseph W. MacDougall Jr.                       Assistant Secretary                         Assistant Secretary
Allmerica Financial
440 Lincoln Street
Worcester, MA 01653
-------------------

Daniel Mastrototaro                            Vice President                              N/A
Allmerica Financial
440 Lincoln Street
Worcester, MA 01653
-------------------

Jennifer R. Mazza                              Assistant Vice President                    N/A
Allmerica Financial
440 Lincoln Street
Worcester, MA 01653
-------------------

William F. Monroe Jr.                          Vice President                              N/A
Allmerica Financial
440 Lincoln Street
Worcester, MA 01653
-------------------

David J. Mueller                               Chief Financial Officer                     N/A
Allmerica Financial                            Controller, Vice President
440 Lincoln Street                             Financial Operations Principal
Worcester, MA 01653
-------------------

Patricia A. Norton-Gatto                       Assistant Treasurer                         N/A
Allmerica Financial
440 Lincoln Street
Worcester, MA 01653
-------------------

Edward J. Parry III                            Treasurer                                   N/A
Allmerica Financial
440 Lincoln Street
Worcester, MA  01653
--------------------

Martin A. Snow                                 Assistant Treasurer                         N/A
Allmerica Financial
440 Lincoln Street
Worcester, MA
-------------

Mark G. Steinberg                              Senior Vice President                       N/A
Allmerica Financial
440 Lincoln Street
Worcester, MA 01653
-------------------

Paula J. Testa                                 Assistant Vice President                    N/A
Allmerica Financial
440 Lincoln Street
Worcester, MA 01653
-------------------

(c)  Not Applicable.

Item 28.           Location of Accounts and Records
                   --------------------------------

Each account, book, or other document required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940, as amended and Rules 31a-1 to 31a-3 thereunder are maintained by Registrant at 440 Lincoln Street, Worcester, Massachusetts 01653 or on behalf of the Registrant by Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Boston, MA 02116.

Item 29.           Management Services
                   -------------------

                   Not applicable

Item 30.           Undertakings
                   ------------

                   Not applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, Allmerica Investment Trust has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Worcester and Commonwealth of Massachusetts on the 15th day of February, 2000.

                                            ALLMERICA INVESTMENT TRUST


                                            By: /s/ Richard M. Reilly
                                                --------------------------------
                                                Richard M. Reilly, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature                                   Title                                            Date
---------                                   -----                                            ----

/s/ Richard M. Reilly                       President, Chief Executive Officer               2/15/00
-------------------------------------       and Trustee                                      -------
Richard M. Reilly

/s/ John F. O'Brien                                                                          2/15/00
-------------------------------------       Chairman of the Board and Trustee                -------
John F. O'Brien

/s/ Paul T. Kane                                                                             2/15/00
-------------------------------------       Treasurer (Principal Accounting Officer)         -------
Paul T. Kane

/s/ P. Kevin Condron                                                                         2/15/00
-------------------------------------       Trustee                                          -------
P. Kevin Condron


-------------------------------------       Trustee                                          -------
Cynthia A. Hargadon

/s/ Gordon Holmes                                                                            2/15/00
-------------------------------------       Trustee                                          -------
Gordon Holmes

/s/ John P. Kavanaugh                                                                        2/15/00
-------------------------------------       Trustee                                          -------
John P. Kavanaugh

/s/ Bruce E. Langton                                                                         2/15/00
-------------------------------------       Trustee                                          -------
Bruce E. Langton

/s/ Attiat F. Ott                           Trustee                                          2/15/00
-------------------------------------                                                        -------
Attiat F. Ott

/s/ Ranne P. Warner                         Trustee                                          2/15/00
-------------------------------------                                                        -------
Ranne P. Warner

                                  SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, Allmerica Investment Trust has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Worcester and Commonwealth of Massachusetts on the _____ day of __________,
_____.

                                    ALLMERICA INVESTMENT TRUST
                                    --------------------------


                                    By: _______________________________
                                        Richard M. Reilly, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature                Title                                   Date
---------                -----                                   ----


_______________________    President, Chief Executive Officer    ___________
Richard M. Reilly          and Trustee

_______________________    Chairman of the Board and Trustee     ___________
John F. O'Brien

_______________________    Treasurer (Principal Accounting       ___________
Paul T. Kane               Officer)

_______________________    Trustee                               ___________
P. Kevin Condron

/s/ Cynthia A. Hargadon    Trustee                               2/16/00
-----------------------                                          -----------
Cynthia A. Hargadon

_______________________    Trustee                               ___________
Gordon Holmes

_______________________    Trustee                               ___________
John P. Kavanaugh

_______________________    Trustee                               ___________
Bruce E. Langton

_______________________    Trustee                               ___________
Attiat F. Ott

_______________________    Trustee                               ___________
Ranne P. Warner

                                  EXHIBIT INDEX


Number              Description
------              -----------

Exhibit 2           Bylaws

Exhibit 4(a) Management Agreement between Registrant and Allmerica Financial Investment Management Services, Inc. (the "Manager") dated April 16, 1998.

Exhibit 4(c) Sub-Adviser Agreement between the Manager and Nicholas-Applegate Capital Management, L.P. with respect to the Select Aggressive Growth Fund dated April 16, 1998.

Exhibit 4(h) Form of Sub-Adviser Agreement between the Manager and TCW Investment Management Company with respect to the Select Strategic Growth Fund dated April 1, 2000.

Exhibit 7           Custodian Agreement with Investors Bank & Trust Company.

Exhibit 8 Administration Services Agreement between Manager, Registrant and Investors Bank & Trust Company.

Exhibit 8(a) Securities Lending Agency Agreement with Investors Bank & Trust Company.

Exhibit 9           Opinion and consent of counsel.

Exhibit 10          Consent of Independent Accountants.

Exhibit 16          Code of Ethics of Allmerica Investment Trust.

Exhibit 17          Power of Attorney.